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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-08495
                      (Investment Company Act file number)

                              GARTMORE MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                1200 RIVER ROAD, CONSHOHOCKEN, PENNSYLVANIA 19428
               (Address of principal executive offices) (Zip code)

                            ELIZABETH A. DAVIN, ESQ.
                                NATIONWIDE PLAZA
                              COLUMBUS, OHIO  43215
                     (Name and address of agent for service)

Registrant's  telephone  number,  including  area  code:      (484) 530-1300

Date  of  fiscal  year  end:                                  OCTOBER  31,  2003

Date  of  reporting  period:                                  APRIL  30,  2003

     Form N-CSR is to be used by management investment companies to file reports with the Securities and Exchange Commission (the "Commission") not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) (the "1940 Act"). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the 1940 Act (17 CFR 270.30e-1).

--------------------------------------------------------------------------------

SEMIANNUAL  REPORT
April  30,  2003

Nationwide  Large  Cap  Growth  Fund
Nationwide  Small  Cap  Fund
Nationwide  S&P  500  Index  Fund
Nationwide  Mid  Cap  Market  Index
Fund  Nationwide  Small  Cap  Index
Fund  Nationwide  International  Index
Fund  Nationwide  Bond  Index  Fund
Gartmore  Morley  Capital
Accumulation  Fund  NorthPointe  Small  Cap  Value  Fund

--------------------------------------------------------------------------------

     CONTENTS

  2  Nationwide Large Cap Growth Fund
  6  Nationwide Small Cap Fund
 18  Nationwide S&P 500 Index Fund
 27  Nationwide Mid Cap Market Index Fund
 34  Nationwide Small Cap Index Fund
 57  Nationwide International Index Fund
 75  Nationwide Bond Index Fund
 95  Gartmore Morley Capital Accumulation Fund
 99  NorthPointe Small Cap Value Fund

109  NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

NATIONWIDE  LARGE  CAP  GROWTH  FUND

Class  A  Shares  symbol:  NPGAX
Class  B  Shares  symbol:  NPLBX
Class  C  Shares  symbol:  NCLGX
Institutional  Service  Class  symbol:  NPLIX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 1.65%* versus 4.28% for its benchmark, the Russell 1000 Growth Index.

For broader comparison, the average return for this Fund's peer category (Large Cap Growth Funds) was 2.77%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  FACTORS  INFLUENCED  PERFORMANCE?

All 13 sectors within the Russell 1000 Growth Index advanced, except for one, consumer non-cyclicals, which returned -5.40% during the period. The utilities sector posted the strongest absolute return, with 79.40%, but the heavily weighted technology sector, with 8.40%, contributed (weight times performance) the most.

We do not make size or sector bets when managing the Fund. We hope to add value versus the Index through stock selection. Using multiple stock positions, we seek to gain diversified and optimized exposure to several investment criteria or "themes": Valuation, Momentum, Profitability, Earnings Quality and Fundamental Research. We added a sixth theme, Management Impact, to our model in April 2003. Management Impact assesses the way company managers employ their capital, and our model favors companies that use their capital to enhance shareholder value.

The Momentum theme detracted the most from results as poor-momentum stocks outpaced good-momentum stocks, particularly in November 2002 and April 2003. Fundamental Research also detracted slightly, while Management Impact and Profitability were essentially flat. Valuation contributed most positively to relative returns, followed by Earnings Quality.

WHAT  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

Our stock selection relative to the benchmark detracted from performance in eight of the 13 sectors, most notably in consumer cyclicals, health care and technology. In individual stocks, relative overweights in QUALCOMM Inc., Kraft Foods, Inc. and AmerisourceBergen Corp. detracted the most from performance. An overweight in Expedia, Inc, an underweight in Coca-Cola Co. and not owning any Altria Group, Inc. positions (a big detractor to Index performance) helped relative returns.

HOW  IS  THE  FUND  POSITIONED?

We continue to focus on the Fund's exposure to the six investment themes in our multi-factor model. Over the long term, these factors have produced excess returns, although they typically do not all work well simultaneously.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive stocks, and good-momentum stocks should do better than poor-momentum stocks. We also prefer stocks about which fundamental research analysts are becoming more positive. We look for companies that are profitable, have sustainable earnings and use their capital to enhance shareholder value. We anticipate remaining fully invested and expect that the value we add over time will be due to stock selection.

PORTFOLIO  MANAGER:  Goldman  Sachs  Asset  Management  -Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $35,138,173
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2   -17.09%       -7.14%
                              w/SC3     -21.86%       -8.36%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2   -17.68%       -7.96%
                              w/SC4     -21.79%       -8.36%
------------------------------------------------------------
Class C5 . . . . . . . . . .  w/o SC2   -17.68%       -7.96%
                              w/SC6     -19.32%       -8.17%
------------------------------------------------------------
Institutional Service Class7            -16.97%       -6.97%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  November  2,  1998.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one-year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

              CLASS        RUSSELL 1000
DATE            A             GROWTH       CPI
------------------------------------------------
11/2/1998.       9,425        10,000      10,000
10/31/1999      12,799        13,425      10,256
10/31/2000      13,729        14,678      10,610
10/31/2001       8,249         8,815      10,835
10/31/2002       6,647         7,085      11,055
4/30/2003.       6,756         7,389      11,309

Comparative performance of $10,000 invested in Class A shares of the Nationwide Large Cap Growth Fund, the Russell 1000 Growth Index (Russell 1000 Growth)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 1000 Growth is comprised of the 1,000 largest U.S. companies, based upon total market capitalization, whose stocks have a greater than average growth orientation.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
2 SEMIANNUAL REPORT 2003

STATEMENT  OF  INVESTMENTS
APRIL  30,  2003  (UNAUDITED)

NATIONWIDE  LARGE  CAP  GROWTH  FUND

COMMON  STOCKS  (100.4%)

                                         SHARES    VALUE
-----------------------------------------------------------
AGRICULTURAL OPERATIONS (0.1%)
Monsanto Co.. . . . . . . . . . . . . .   2,700  $   46,980
                                                 ----------

-----------------------------------------------------------
APPLIANCES (0.3%)
Whirlpool Corp. . . . . . . . . . . . .   1,800      96,282
                                                 ----------

-----------------------------------------------------------
BATTERIES (0.0%)
Energizer Holdings, Inc. (b). . . . . .       1          29
                                                 ----------

-----------------------------------------------------------
BEVERAGES/SOFT DRINK (1.3%)
Coca-Cola Co. . . . . . . . . . . . . .   5,500     222,200
PepsiCo, Inc. . . . . . . . . . . . . .   5,600     242,368
                                                 ----------
                                                    464,568
                                                 ----------

-----------------------------------------------------------
BIOTECHNOLOGY (1.4%)
Biogen, Inc. (b). . . . . . . . . . . .     800      30,392
Chiron Corp. (b). . . . . . . . . . . .   4,400     179,652
Genentech, Inc. (b) . . . . . . . . . .   4,100     155,759
Genzyme Corp. (b) . . . . . . . . . . .   2,100      84,588
Millennium Pharmaceuticals, Inc. (b). .   4,800      52,800
                                                 ----------
                                                    503,191
                                                 ----------

-----------------------------------------------------------
BROADCAST MEDIA/CABLE TELEVISION (1.8%)
Comcast Corp. Class A (b) . . . . . . .     900      28,719
Fox Entertainment Group, Inc. (b) . . .  12,400     314,960
Hearst - Argyle Television, Inc. (b). .   3,600      86,724
Viacom, Inc. Class B (b). . . . . . . .   4,770     207,066
                                                 ----------
                                                    637,469
                                                 ----------

-----------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES
(0.3%)
BearingPoint, Inc. (b). . . . . . . . .   8,300      67,811
Rockwell International Corp.. . . . . .   1,800      41,040
                                                 ----------
                                                    108,851
                                                 ----------

-----------------------------------------------------------
CAPITAL GOODS (5.7%)
General Electric Co.. . . . . . . . . .  68,000   2,002,600
                                                 ----------

-----------------------------------------------------------
COMPUTER EQUIPMENT (6.5%)
Dell Computer Corp. (b) . . . . . . . .  29,600     855,736
Hewlett-Packard Co. . . . . . . . . . .   2,100      34,230
Intel Corp. . . . . . . . . . . . . . .  48,000     883,200
International Business Machines Corp. .   2,200     186,780
Lexmark International, Inc. Class A (b)   4,000     298,040
                                                 ----------
                                                  2,257,986
                                                 ----------

-----------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (11.7%)
BMC Software, Inc. (b). . . . . . . . .  12,000     179,040
Cisco Systems, Inc. (b) . . . . . . . .  36,000     541,440
Electronic Arts, Inc. (b) . . . . . . .   5,000     296,350
First Data Corp.. . . . . . . . . . . .   4,600     180,458
Intuit, Inc. (b). . . . . . . . . . . .   1,500      58,170
Microsoft Corp. . . . . . . . . . . . .  75,900   1,940,763
SanDisk Corp. (b) . . . . . . . . . . .  10,500     254,100
SunGard Data Systems, Inc. (b). . . . .  10,300     221,450
Symantec Corp. (b). . . . . . . . . . .   8,600     377,970
Unisys Corp. (b). . . . . . . . . . . .   3,500      36,400
                                                 ----------
                                                  4,086,141
                                                 ----------

-----------------------------------------------------------
CONSUMER PRODUCTS (4.4%)
Avon Products, Inc. . . . . . . . . . .   2,500     145,425
Clorox Co. (The). . . . . . . . . . . .   4,300     194,446
Colgate-Palmolive Co. . . . . . . . . .   6,500     371,605
Estee Lauder Co., Inc. (The) Class A. .   4,000     130,000
Procter & Gamble Co.. . . . . . . . . .   7,900     709,815
                                                 ----------
                                                  1,551,291
                                                 ----------

-----------------------------------------------------------
CONTAINERS (0.7%)
Ball Corp.. . . . . . . . . . . . . . .   4,100     230,256
                                                 ----------

-----------------------------------------------------------
DISTRIBUTION/WHOLESALE (0.4%)
Grainger (W.W.), Inc. . . . . . . . . .   3,300     152,295
                                                 ----------

-----------------------------------------------------------
DRUGS (11.3%)
Amgen, Inc. (b) . . . . . . . . . . . .   7,688     471,351
Eli Lilly & Co. . . . . . . . . . . . .   1,700     108,494
Forest Laboratories, Inc. Class A (b) .     600      31,032
MedImmune, Inc. (b) . . . . . . . . . .   9,600     338,592
Merck & Co., Inc. . . . . . . . . . . .  16,400     954,152
Pfizer, Inc.. . . . . . . . . . . . . .  64,355   1,978,917
Wyeth . . . . . . . . . . . . . . . . .   1,900      82,707
                                                 ----------
                                                  3,965,245
                                                 ----------

-----------------------------------------------------------
EDUCATIONAL SERVICES (0.3%)
Apollo Group, Inc. (b). . . . . . . . .   1,700      92,138
                                                 ----------

-----------------------------------------------------------
ELECTRONICS (2.1%)
Agilent Technologies, Inc. (b). . . . .   2,600      41,652
Applied Materials, Inc. (b) . . . . . .   4,400      64,240
Arrow Electronics, Inc. (b) . . . . . .   7,300     123,224
Avnet, Inc. (b) . . . . . . . . . . . .  14,800     188,700
Jabil Circuit, Inc. (b) . . . . . . . .   6,200     115,940
Texas Instruments, Inc. . . . . . . . .   7,000     129,430
Vishay Intertechnology, Inc. (b). . . .   5,550      69,375
                                                 ----------
                                                    732,561
                                                 ----------

-----------------------------------------------------------
FINANCIAL/BANKS (2.1%)
Bank of America Corp. . . . . . . . . .   4,700     348,035
Citigroup, Inc. . . . . . . . . . . . .   9,800     384,650
                                                 ----------
                                                    732,685
                                                 ----------

-----------------------------------------------------------
FINANCIAL / MISCELLANEOUS (5.0%)
American Express Co.. . . . . . . . . .   8,900     336,954
Bear Stearns Cos., Inc. (The) . . . . .   3,500     233,940

--------------------------------------------------------------------------------
                                                        2003 SEMIANNUAL REPORT 3

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  LARGE  CAP  GROWTH  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)
                                           SHARES    VALUE
-------------------------------------------------------------
FINANCIAL/MISCELLANEOUS (continued)
Countrywide Credit Industries, Inc. . . .   1,200  $   81,120
Fannie Mae. . . . . . . . . . . . . . . .   2,900     209,931
Freddie Mac . . . . . . . . . . . . . . .   3,800     220,020
Lehman Brothers Holdings, Inc.. . . . . .   3,700     232,989
MBNA Corp.. . . . . . . . . . . . . . . .  15,250     288,225
SLM Corp. . . . . . . . . . . . . . . . .   1,300     145,600
                                                   ----------
                                                    1,748,779
                                                   ----------

-------------------------------------------------------------
FOOD & RELATED (1.6%)
Archer-Daniels-Midland Co.. . . . . . . .   3,100      34,348
Kraft Foods, Inc. . . . . . . . . . . . .   9,300     287,370
Performance Food Group Co. (b). . . . . .   1,000      35,080
Tyson Foods, Inc. Class A . . . . . . . .  21,500     207,045
                                                   ----------
                                                      563,843
                                                   ----------

-------------------------------------------------------------
HEALTHCARE (12.9%)
Abbott Laboratories . . . . . . . . . . .   6,100     247,843
Becton Dickinson & Co.. . . . . . . . . .   5,200     184,080
Boston Scientific Corp. (b) . . . . . . .   9,900     426,195
Cardinal Health, Inc. . . . . . . . . . .   8,618     476,403
Health Net, Inc. (b). . . . . . . . . . .   8,400     219,156
Humana, Inc. (b). . . . . . . . . . . . .   4,000      44,200
Johnson & Johnson . . . . . . . . . . . .  27,400   1,544,263
McKesson HBOC, Inc. . . . . . . . . . . .   9,300     257,982
Medtronic, Inc. . . . . . . . . . . . . .   3,300     157,542
Mid Atlantic Medical Services, Inc. (b) .   1,000      43,550
PacifiCare Health Systems, Inc. (b) . . .   6,200     197,408
Stryker Corp. . . . . . . . . . . . . . .   1,600     107,216
UnitedHealth Group, Inc.. . . . . . . . .   2,100     193,473
Zimmer Holdings, Inc. (b) . . . . . . . .   8,600     403,340
                                                   ----------
                                                    4,502,651
                                                   ----------

-------------------------------------------------------------
INSTRUMENTS (1.6%)
Applera Corp. . . . . . . . . . . . . . .  11,700     205,101
Fisher Scientific International, Inc. (b)   1,800      51,858
Thermo Electron Corp. (b) . . . . . . . .   1,800      32,706
Waters Corp. (b). . . . . . . . . . . . .  11,500     276,115
                                                   ----------
                                                      565,780
                                                   ----------

-------------------------------------------------------------
INSURANCE (3.6%)
Aetna, Inc. . . . . . . . . . . . . . . .   4,200     209,160
American International Group, Inc.. . . .   1,600      92,720
CNA Financial Corp. (b) . . . . . . . . .   2,700      64,665
Marsh & McLennan Cos., Inc. . . . . . . .   6,300     300,384
MetLife, Inc. . . . . . . . . . . . . . .   3,800     109,174
Principal Financial Group, Inc. . . . . .   7,500     218,250
Prudential Financial, Inc.. . . . . . . .   8,400     268,548
                                                   ----------
                                                    1,262,901
                                                   ----------

-------------------------------------------------------------
METAL - DIVERSIFIED (0.3%)
Freeport-McMoRan Copper & Gold, Inc. . .    5,400      93,474
                                                   ----------

-------------------------------------------------------------
MULTI-MEDIA (0.9%)
Clear Channel Communications, Inc. (b) .    6,000     234,660
Cox Radio, Inc. (b) . . . . . . . . . . .   2,900      66,149
                                                   ----------
                                                      300,809
                                                   ----------

-------------------------------------------------------------
OIL & GAS (0.9%)
Transocean Sedco Forex, Inc.. . . . . . .  14,700     280,035
XTO Energy, Inc.. . . . . . . . . . . . .   1,866      36,387
                                                   ----------
                                                      316,422
                                                   ----------

-------------------------------------------------------------
OIL EQUIPMENT & SERVICES (0.5%)
Halliburton Co. . . . . . . . . . . . . .   8,900     190,549
                                                   ----------

-------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT (0.4%)
Eastman Kodak Co. . . . . . . . . . . . .   4,500     134,595
                                                   ----------

-------------------------------------------------------------
PRINTING & PUBLISHING (0.4%)
McGraw-Hill Cos., Inc. (The). . . . . . .   2,200     128,458
                                                   ----------

-------------------------------------------------------------
RETAIL (11.9%)
Amazon.com, Inc. (b). . . . . . . . . . .  14,500     415,715
Blockbuster, Inc. . . . . . . . . . . . .   3,500      62,580
CVS Corp. . . . . . . . . . . . . . . . .   8,500     205,785
Dillard's, Inc. Class A . . . . . . . . .   2,000      27,960
Home Depot, Inc.. . . . . . . . . . . . .   5,400     151,902
Penney (J.C.) Co., Inc. . . . . . . . . .  18,600     317,316
Petsmart, Inc. (b). . . . . . . . . . . .  10,600     160,378
Ross Stores, Inc. . . . . . . . . . . . .   1,000      37,900
Saks, Inc. (b). . . . . . . . . . . . . .   7,900      70,705
Sherwin Williams Co.. . . . . . . . . . .   5,700     158,916
Staples, Inc. (b) . . . . . . . . . . . .  21,200     403,648
Starbucks Corp. (b) . . . . . . . . . . .  14,600     342,954
TJX Cos., Inc.. . . . . . . . . . . . . .   4,100      78,925
Wal-Mart Stores, Inc. . . . . . . . . . .  27,600   1,554,432
Williams Sonoma, Inc. (b) . . . . . . . .   6,500     168,220
                                                   ----------
                                                    4,157,336
                                                   ----------

-------------------------------------------------------------
RETAIL/FOOD & DRUG (1.6%)
Supervalu, Inc. . . . . . . . . . . . . .   2,100      34,587
Sysco Corp. . . . . . . . . . . . . . . .  17,700     508,521
                                                   ----------
                                                      543,108
                                                   ----------

-------------------------------------------------------------
SERVICES (3.7%)
Deluxe Corp.. . . . . . . . . . . . . . .   4,500     198,045
Manpower, Inc.. . . . . . . . . . . . . .   5,300     174,264
Moody's Corp. . . . . . . . . . . . . . .   8,100     391,149
Oracle Corp. (b). . . . . . . . . . . . .  40,800     484,704
Waste Management, Inc.. . . . . . . . . .   2,800      60,816
                                                   ----------
                                                    1,308,978
                                                   ----------

--------------------------------------------------------------------------------
4 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                           SHARES     VALUE
--------------------------------------------------------------
SHIPPING/TRANSPORTATION (0.1%)
Airborne, Inc.. . . . . . . . . . . . . .   2,300  $    45,678
                                                   -----------

--------------------------------------------------------------
TECHNOLOGY (0.3%)
Ingram Micro, Inc. (b). . . . . . . . . .  11,800      118,000
                                                   -----------

--------------------------------------------------------------
TELECOMMUNICATIONS (4.1%)
Advanced Fibre Communications, Inc. (b) .   3,500       53,550
AT&T Wireless Services, Inc. (b). . . . .   8,800       56,848
Motorola, Inc.. . . . . . . . . . . . . .  15,300      121,023
Nextel Communications, Inc. (b) . . . . .   2,600       38,454
PanAmSat Corp. (b). . . . . . . . . . . .   8,900      153,970
QUALCOMM, Inc.. . . . . . . . . . . . . .  16,400      522,996
Qwest Communications International, Inc.
  (b). . . . . . . . . . . . . . . . . .   14,900       56,173
SBC Communications, Inc.. . . . . . . . .  11,600      270,976
Sprint Corp., FON Group . . . . . . . . .   7,400       85,174
US Cellular Corp. (b) . . . . . . . . . .   3,100       74,555
WorldCom, Inc.-WorldCom Group (b) . . . .       1            0
                                                   -----------
                                                     1,433,719
                                                   -----------

--------------------------------------------------------------
TOYS (0.2%)
Toys 'R' Us, Inc. (b) . . . . . . . . . .   6,100       62,525
                                                   -----------

TOTAL COMMON STOCKS                                 35,138,173
                                                   -----------

TOTAL INVESTMENTS (COST $37,874,268)
  (A) - 100.4%                                      35,138,173

LIABILITIES IN EXCESS OF OTHER ASSETS -
  (0.4)%                                             (141,643)
                                                  ------------

NET ASSETS - 100.0%                                $34,996,530
                                                  ------------
                                                  ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
2003 SEMIANNUAL  REPORT  5

NATIONWIDE  SMALL  CAP  FUND

Class  A  Shares  symbol:  NPSAX
Class  B  Shares  symbol:  NPSBX
Class  C  Shares  symbol:  NCSMX
Institutional  Service  Class  symbol:  NSISX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 5.41%* versus 7.55% for its benchmark, the Russell 2000 Index.

For broader comparison, the average return for this Fund's peer category (Small-Cap Core Funds) was 5.55%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

An overall scarcity of good economic news along with uncertainty related to the war in Iraq and several less-glaring international situations were dominant during much of this half-year period. With the elimination of much of the Iraq-related uncertainty, strong performance in April brought the half-year market performance and the portfolio into positive territory.

To maintain its core orientation, the Fund is rebalanced monthly to within 1% of the sector weightings in the benchmark index, with the objective of adding value through stock selection within each sector. Outperformance was achieved in only three sectors-utilities, financials and consumer cyclicals.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

Among the Fund's largest positions were Commercial Federal Corp., The Toro Co. and Cleco Corp., each of which constituted about 1% of the portfolio. Major transactions were purchases of Brown Shoe Co., Inc, Interstate Bakeries Corp. and Cognizant Technology Solutions Corp., and sales of Westar Energy, Inc., UGI Corp. and OmniVision Technologies, Inc.

HOW  IS  THE  FUND  POSITIONED?

The Fund continues to remain fully invested (approximately 1.3% in cash equivalents), with sector weightings close to those of the benchmark. We will continue to apply our proven stock selection discipline, investing in stocks that rank highly in the four fundamental concepts used by our Stock Selection
Model:  Earnings  Momentum,  Management  Action, Price Trend and Relative Value.

PORTFOLIO  MANAGER:  INVESCO,  Inc.  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $25,883,339
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                          1 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . . . . . .  w/o SC2   -20.67%        2.55%
                              w/SC3     -25.24%        1.21%
------------------------------------------------------------
Class B. . . . . . . . . . .  w/o SC2   -21.17%        1.92%
                              w/SC4     -25.11%        1.51%
------------------------------------------------------------
Class C5 . . . . . . . . . .  w/o SC2   -21.13%        1.97%
                              w/SC6     -22.72%        1.74%
------------------------------------------------------------
Institutional Service Class7            -20.56%        2.72%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  November  2,  1998.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.
6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.
7    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

              CLASS   RUSSELL
DATE            A       2000       CPI
------------------------------------------
11/2/1998.      9,425  10,000     10,000
10/31/1999     10,573  11,487     10,256
10/31/2000     12,503  13,486     10,610
10/31/2001     11,241  11,774     10,835
10/31/2002     10,011  10,411     11,055
4/30/2003.     10,554  11,198     11,309

Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Fund, the Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 2000 is comprised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
6 SEMIANNUAL REPORT 2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  FUND

COMMON  STOCKS  (98.7%)

                                        SHARES    VALUE
----------------------------------------------------------
AEROSPACE (0.1%)
Ducommun, Inc. (b) . . . . . . . . . .   1,300  $   15,795
Moog, Inc. Class A (b) . . . . . . . .     700      22,260
                                                ----------
                                                    38,055
                                                ----------

----------------------------------------------------------
APPAREL (2.4%)
Brown Shoe Company, Inc. . . . . . . .   7,600     222,148
Kellwood Co. . . . . . . . . . . . . .   6,800     201,416
Mothers Work, Inc. (b) . . . . . . . .   1,700      42,653
Phillips-Van Heusen Corp.. . . . . . .   4,800      63,744
Russell Corp.. . . . . . . . . . . . .   4,900      93,688
Unifirst Corp. . . . . . . . . . . . .   1,000      16,450
                                                ----------
                                                   640,099
                                                ----------

----------------------------------------------------------
APPLIANCES (1.1%)
Crown Holdings, Inc. (b) . . . . . . .   4,600      24,380
Daktronics, Inc. (b) . . . . . . . . .   3,500      49,175
Greif Brothers Corp. Class A . . . . .     600      12,270
Quixote Corp.. . . . . . . . . . . . .   1,000      18,240
Silgan Holdings, Inc. (b). . . . . . .   2,100      55,902
York International Corp. . . . . . . .   5,600     133,840
                                                ----------
                                                   293,807
                                                ----------

----------------------------------------------------------
AUTO PARTS & EQUIPMENT (1.2%)
Dura Automotive Systems, Inc. (b). . .   4,500      36,221
Pep Boys-Manny, Moe & Jack . . . . . .  11,700     100,152
Polaris Industries, Inc. . . . . . . .   2,300     121,601
Standard Motor Products, Inc.. . . . .   1,100      12,705
Tenneco Automotive, Inc. (b) . . . . .   8,800      34,408
                                                ----------
                                                   305,087
                                                ----------

----------------------------------------------------------
BANKING (7.6%)
Amcore Financial, Inc. . . . . . . . .   2,300      53,866
BancFirst Corp.. . . . . . . . . . . .     200       9,966
BancorpSouth, Inc. . . . . . . . . . .   2,800      56,280
Bank of the Ozarks, Inc. . . . . . . .     700      23,800
Bankatlantic Bancorp Class B . . . . .   2,100      24,192
Banner Corp. . . . . . . . . . . . . .     500       8,295
Cathay Bancorp, Inc. . . . . . . . . .   1,200      52,200
City Holding Co. . . . . . . . . . . .   1,700      48,637
Columbia Banking System, Inc. (b). . .   1,700      26,214
Community First Bankshares, Inc. . . .   7,000     188,447
Connecticut Bancshares, Inc. . . . . .   1,200      51,263
CPB, Inc.. . . . . . . . . . . . . . .     700      17,815
Dime Community Bancshares. . . . . . .     300       6,918
First Commonwealth Financial Corp. . .   1,500      18,120
First Essex Bancorp, Inc.. . . . . . .     800      27,999
First Midwest Bancgroup, Inc.. . . . .   2,100      58,149
First National Corp. . . . . . . . . .     600      15,510
Firstbank Corp.. . . . . . . . . . . .   5,600     172,872
Firstfed America Bancorp, Inc. . . . .     300       9,240
Flagstar Bancorp, Inc. . . . . . . . .   5,100     168,810
Frontier Financial Corp. . . . . . . .     300       8,127
Iberiabank Corp. . . . . . . . . . . .     500      21,775
Independent Bank Corp. . . . . . . . .     300       7,149
ITLA Capital Corp. (b) . . . . . . . .     500      17,875
Local Financial Corp. (b). . . . . . .   2,000      30,000
Mb Financial, Inc. . . . . . . . . . .     500      18,785
New Century Financial Corp.. . . . . .   4,400     162,052
Oriental Financial Group, Inc. . . . .   2,000      49,200
Pacific Capital Bancorp, Inc.. . . . .   3,100     101,094
Peoples Holding Co.. . . . . . . . . .     200       8,750
Privatebancorp, Inc. . . . . . . . . .     300       7,206
Prosperity Bancshares, Inc.. . . . . .   1,200      21,144
Simmons First National Corp. Class A .     200       7,528
State Financial Services Corp. . . . .     400       8,236
Staten Island Bancorp, Inc.. . . . . .  17,600     302,017
Sterling Bancorp, Inc. . . . . . . . .     720      19,670
Susquehanna Bancshares, Inc. . . . . .   4,300      97,825
Trustmark Corp.. . . . . . . . . . . .   2,000      49,158
UMB Financial Corp.. . . . . . . . . .     300      11,865
West Coast Bancorp, Inc. . . . . . . .     500       7,775
                                                ----------
                                                 1,995,824
                                                ----------

----------------------------------------------------------
BROADCASTING (0.0%)
Beasley Broadcast Group, Inc. (b). . .     700       7,819
                                                ----------

----------------------------------------------------------
BUILDING MATERIALS (2.1%)
Centex Construction Products, Inc. . .   1,300      50,245
Hughes Supply, Inc.. . . . . . . . . .   6,000     168,420
M/I Schottenstein Homes, Inc.. . . . .   4,000     136,640
Omnova Solutions, Inc. (b) . . . . . .   4,200      14,910
Ryland Group, Inc. . . . . . . . . . .     800      43,384
USG Corp. (b). . . . . . . . . . . . .   9,400      65,894
Walter Industries, Inc.. . . . . . . .   6,600      66,990
                                                ----------
                                                   546,483
                                                ----------

----------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES (2.2%)
Angelica Corp. . . . . . . . . . . . .   2,900      48,691
CDI Corp. (b). . . . . . . . . . . . .   2,800      78,204
Consolidated Graphics, Inc. (b). . . .   1,900      36,290
CSS Industries, Inc. . . . . . . . . .     500      18,095
IKON Office Solutions, Inc.. . . . . .  13,800     107,088
New England Business Services, Inc.. .   1,700      43,265
Per-Se Technologies, Inc. (b). . . . .   2,900      25,317
Pittston Brink's Group . . . . . . . .   5,000      63,750
Right Management Consultants, Inc. (b)   5,000      62,500
US Oncology, Inc. (b). . . . . . . . .  14,800     106,264
                                                ----------
                                                   589,464
                                                ----------

----------------------------------------------------------
CAPITAL GOODS (0.8%)
C&D Technologies, Inc. . . . . . . . .   7,200      95,760
Donaldson Company, Inc.. . . . . . . .   1,000      39,920
Milacron, Inc. . . . . . . . . . . . .   3,800      19,836
Watsco, Inc. . . . . . . . . . . . . .   3,600      55,764
                                                ----------
                                                   211,280
                                                ----------

--------------------------------------------------------------------------------
                                                        2003 SEMIANNUAL REPORT 7

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                          SHARES    VALUE
------------------------------------------------------------
CHEMICALS (1.0%)
Albemarle Corp.. . . . . . . . . . . . .   2,800  $   75,600
Arch Chemicals, Inc. . . . . . . . . . .   3,600      76,788
Cytec Industries, Inc. (b) . . . . . . .   1,700      54,417
Ethyl Corp. (b). . . . . . . . . . . . .   1,500      14,955
Octel Corp.. . . . . . . . . . . . . . .   1,300      19,240
TETRA Technologies, Inc. (b) . . . . . .   1,200      31,920
                                                  ----------
                                                     272,920
                                                  ----------

------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (8.5%)
Advanced Digital Information Corp. (b) .   2,900      23,258
Altiris, Inc. (b). . . . . . . . . . . .   1,600      26,080
Ansys, Inc. (b). . . . . . . . . . . . .   2,000      52,900
Checkfree Corp. (b). . . . . . . . . . .   2,900      79,953
Checkpoint Systems, Inc. (b) . . . . . .   1,900      25,365
Citrix Systems, Inc. (b) . . . . . . . .   1,300      24,648
Cognizant Technology Solutions Corp. (b)   7,800     140,088
Compucom Systems, Inc. (b) . . . . . . .   4,700      17,860
Computer Programs & Systems, Inc. (b) .      700      13,517
Datastream Systems, Inc. (b) . . . . . .   1,300      11,362
Dendrite International, Inc. (b) . . . .   5,200      53,248
Digitas, Inc. (b). . . . . . . . . . . .   2,300       9,200
Epiq Systems, Inc. (b) . . . . . . . . .   2,000      41,300
Eresearch Technology, Inc. (b) . . . . .   4,900     146,020
Foundry Networks, Inc. (b) . . . . . . .  17,100     186,048
Gartner Group, Inc. Class B (b). . . . .   7,700      60,368
Hyperion Solutions Corp. (b) . . . . . .   5,500     155,540
Inter-Tel, Inc.. . . . . . . . . . . . .   5,400      88,830
Keynote Systems, Inc. (b). . . . . . . .   2,300      21,689
ManTech International Corp. (b). . . . .     400       6,240
MAPICS, Inc. (b) . . . . . . . . . . . .   1,200       7,200
Mcdata Corp. (b) . . . . . . . . . . . .   7,200      76,176
Mercury Computer Systems, Inc. (b) . . .   4,800     100,800
Netscreen Technologies, Inc. (b) . . . .   4,600      93,288
Overland Storage, Inc. (b) . . . . . . .   2,800      49,532
Packeteer, Inc. (b). . . . . . . . . . .   8,500     111,180
Pinnacle Systems, Inc. (b) . . . . . . .   1,600      15,120
Rainbow Technologies, Inc. (b) . . . . .   5,500      49,280
Red Hat, Inc. (b). . . . . . . . . . . .   5,300      31,800
SanDisk Corp. (b). . . . . . . . . . . .   7,700     186,339
SERENA Software, Inc. (b). . . . . . . .     900      14,184
SRA International, Inc. Class A (b). . .   1,900      44,935
SS&C Technologies, Inc. (b). . . . . . .   1,600      22,126
Sykes Enterprises, Inc. (b). . . . . . .   5,100      23,154
Transaction Systems Architects, Inc. (b)   7,100      49,345
Verity, Inc. (b) . . . . . . . . . . . .   8,000     132,240
Western Digital Corp. (b). . . . . . . .   2,800      26,124
                                                  ----------
                                                   2,216,337
                                                  ----------

------------------------------------------------------------
CONSUMER GOODS & SERVICES (3.3%)
A.O. Smith Corp. . . . . . . . . . . . .   5,000     149,100
Chattem, Inc. (b). . . . . . . . . . . .   4,000      54,680
Department 56, Inc. (b). . . . . . . . .   2,800      33,040
Intermet Corp. . . . . . . . . . . . . .   3,200      11,904
Interstate Bakeries Corp.. . . . . . . .  19,500     204,165
Jarden Corp. (b) . . . . . . . . . . . .   3,100      91,450
Kaydon Corp. . . . . . . . . . . . . . .     700      15,610
Nu Skin Enterprises, Inc.. . . . . . . .   3,200      28,800
Playtex Products, Inc. (b) . . . . . . .   1,200       8,820
RC2 Corp. (b). . . . . . . . . . . . . .   3,100      49,228
Stewart Enterprises, Inc. Class A (b). .  10,300      30,179
TBC Corp. (b). . . . . . . . . . . . . .   2,100      33,600
The Advisory Board Co. (b) . . . . . . .   3,600     131,832
Zomax, Inc. (b). . . . . . . . . . . . .   2,800       9,352
                                                  ----------
                                                     851,760
                                                  ----------

------------------------------------------------------------
DISTRIBUTION (0.6%)
Aviall, Inc. (b) . . . . . . . . . . . .   2,000      16,400
Handleman Co. (b). . . . . . . . . . . .   6,000     101,700
Keystone Automotive Industries, Inc. (b)   1,400      25,606
Sanderson Farms, Inc.. . . . . . . . . .     700      13,272
                                                  ----------
                                                     156,978
                                                  ----------

------------------------------------------------------------
DIVERSIFIED (0.2%)
U.S. Industries, Inc. (b). . . . . . . .   9,100      43,225
                                                  ----------

------------------------------------------------------------
DRUGS (2.7%)
Biosite, Inc. (b). . . . . . . . . . . .   3,500     149,380
Idexx Laboratories, Inc. (b) . . . . . .   8,300     323,700
Incyte Pharmaceuticals, Inc. (b) . . . .  10,400      35,880
NBTY, Inc. (b) . . . . . . . . . . . . .   6,300      97,650
Neurocrine Biosciences, Inc. (b) . . . .     700      31,675
Perrigo Co.. . . . . . . . . . . . . . .   5,100      78,336
                                                  ----------
                                                     716,621
                                                  ----------

------------------------------------------------------------
EDUCATIONAL SERVICES (0.2%)
ITT Educational Services, Inc. (b) . . .   1,200      35,400
Renanissance Learning, Inc. (b). . . . .   1,100      20,955
                                                  ----------
                                                      56,355
                                                  ----------

------------------------------------------------------------
ELECTRONICS (6.2%)
Advanced Neuromodulation Systems,
  Inc. (b). . . . . . . . . . . . . . .    3,300     138,171
Applica, Inc. (b). . . . . . . . . . . .   3,100      16,275
Artesyn Technologies, Inc. (b) . . . . .   5,500      23,045
Artisan Components, Inc. (b) . . . . . .   7,700     152,229
Audiovox Corp. (b) . . . . . . . . . . .   5,300      38,160
Belden, Inc. . . . . . . . . . . . . . .   1,500      17,835
Benchmark Electronics, Inc. (b). . . . .   5,500     142,725
Brightpoint, Inc. (b). . . . . . . . . .   2,800      42,672
Cable Design Technologies Corp. (b). . .   7,900      54,589
Cree, Inc. (b) . . . . . . . . . . . . .   9,100     181,545
Cyberonics, Inc. (b) . . . . . . . . . .   6,500     148,395
-VI, Inc. (b). . . . . . . . . . . . . .   1,400      27,216
Innovex, Inc. (b). . . . . . . . . . . .   3,100      26,815
Integrated Electrical Services, Inc. (b)   3,800      21,660

--------------------------------------------------------------------------------
8 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                         SHARES    VALUE
-----------------------------------------------------------
ELECTRONICS (continued)
Manufacturers' Services Ltd. (b). . . .   3,100  $   11,935
Medical Action Industries, Inc. (b) . .     700       7,980
Methode Electronics, Inc. . . . . . . .   6,200      65,100
MTS Systems Corp. . . . . . . . . . . .   2,000      25,082
OmniVision Technologies, Inc. (b) . . .   5,900     143,252
Planar Systems, Inc. (b). . . . . . . .   1,700      29,903
Possis Medical, Inc. (b). . . . . . . .   3,500      67,200
Power Integrations, Inc. (b). . . . . .   6,400     141,645
RadiSys Corp. (b) . . . . . . . . . . .   2,300      19,458
Stoneridge, Inc. (b). . . . . . . . . .   2,000      21,600
The Genlyte Group, Inc. (b) . . . . . .     900      33,948
Thomas & Betts Corp. (b). . . . . . . .   2,200      34,782
                                                 ----------
                                                  1,633,217
                                                 ----------

-----------------------------------------------------------
ENERGY (1.7%)
Cleco Corp. . . . . . . . . . . . . . .  16,900     253,500
Headwaters, Inc. (b). . . . . . . . . .   2,500      41,000
Input/Output, Inc. (b). . . . . . . . .   7,200      22,392
Oceaneering International, Inc. (b) . .     800      18,048
UniSource Energy Corp.. . . . . . . . .   2,000      35,660
Westmoreland Coal Co. (b) . . . . . . .     500       7,625
Woodward Governor Co. . . . . . . . . .   1,600      59,232
                                                 ----------
                                                    437,457
                                                 ----------

-----------------------------------------------------------
ENTERTAINMENT (0.7%)
Emmis Communications Corp. (b). . . . .   1,200      22,764
Pinnacle Entertainment, Inc. (b). . . .   1,900      10,146
Regent Communications, Inc. (b) . . . .   2,700      16,173
Sinclair Broadcast Group, Inc.
  Class A (b). . . . . . . . . . . . .    7,500      79,500
World Wrestling Entertainment, Inc. (b)   2,100      19,068
Young Broadcasting, Inc. Class A (b). .   2,100      35,301
                                                 ----------
                                                    182,952
                                                 ----------

-----------------------------------------------------------
FINANCIAL/BANKS (3.3%)
Commercial Federal Corp.. . . . . . . .  12,000     258,240
Corus Bankshares, Inc.. . . . . . . . .     800      34,488
Flushing Financial Corp.. . . . . . . .   1,300      24,830
Hudson United Bancorp . . . . . . . . .   2,400      80,016
Irwin Financial Corp. . . . . . . . . .   3,900      92,430
Oceanfirst Financial Corp.. . . . . . .   1,500      33,270
Provident Bankshares Corp.. . . . . . .   3,900      99,060
R & G Finanicial Corp. Class B. . . . .   2,800      75,824
Saxon Capital, Inc. (b) . . . . . . . .   2,000      29,500
Washington Federal, Inc.. . . . . . . .     770      16,786
West America Bank Corp. . . . . . . . .   2,700     116,370
                                                 ----------
                                                    860,814
                                                 ----------

-----------------------------------------------------------
FINANCIAL/MISCELLANEOUS (1.9%)
CompuCredit Corp. (b) . . . . . . . . .   1,000       7,570
DVI, Inc. (b) . . . . . . . . . . . . .   2,400      21,840
FirstFed Financial Corp. (b). . . . . .   3,400     110,466
Fremont General Corp. . . . . . . . . .  11,700     109,512
LendingTree, Inc. (b) . . . . . . . . .   5,700      80,769
MCG Capital Corp. . . . . . . . . . . .   2,800      30,100
Stewart Information Services Corp. (b).   4,000     106,720
Superior Financial Corp.. . . . . . . .     700      13,328
Tradestation Group Inc. (b) . . . . . .   1,900       9,424
World Acceptance Corp. (b). . . . . . .   1,200      13,008
                                                 ----------
                                                    502,737
                                                 ----------

-----------------------------------------------------------
FOOD & RELATED (1.2%)
Boston Beer Company, Inc. Class A (b) .   1,200      15,576
Chiquita Brands International, Inc. (b)   6,700      90,115
Ralcorp Holding, Inc. (b) . . . . . . .   8,200     204,180
                                                 ----------
                                                    309,871
                                                 ----------

-----------------------------------------------------------
HEALTHCARE (3.0%)
Diagnostic Products Corp. . . . . . . .     500      19,750
Diversa Corp. (b) . . . . . . . . . . .   3,900      40,326
Kindred Healthcare, Inc. (b). . . . . .     400       5,960
Luminex Corp. (b) . . . . . . . . . . .   3,300      20,130
Mentor Corp.. . . . . . . . . . . . . .  10,600     196,206
Mid Atlantic Medical Services, Inc. (b)   2,900     126,295
PSS World Medical, Inc. (b) . . . . . .   6,400      38,464
Tanox, Inc. (b) . . . . . . . . . . . .   4,300      67,940
Techne Corp. (b). . . . . . . . . . . .   6,400     142,144
Ventana Medical Systems, Inc. (b) . . .   1,900      43,529
Zoll Medical Corp. (b). . . . . . . . .   2,700      87,210
                                                 ----------
                                                    787,954
                                                 ----------

-----------------------------------------------------------
HOTELS/MOTELS (1.5%)
Aztar Corp. (b) . . . . . . . . . . . .  11,900     169,456
Choice Hotels International, Inc. (b) .   8,000     195,200
LA Quinta Corp. (b) . . . . . . . . . .   9,100      30,849
                                                 ----------
                                                    395,505
                                                 ----------

-----------------------------------------------------------
INSURANCE (2.1%)
American Medical Security Group, Inc. (b) 2,500      42,500
FPIC Insurance Group, Inc. (b). . . . .   1,900      18,544
LandAmerica Financial Group, Inc. . . .   6,900     283,383
Presidential Life Corp. . . . . . . . .   2,900      23,432
Stancorp Financial Group, Inc.. . . . .   3,600     193,320
                                                 ----------
                                                    561,179
                                                 ----------

-----------------------------------------------------------
INTERNET (1.5%)
Centillium Communications, Inc. (b) . .  10,300      59,637
eSPEED, Inc. (b). . . . . . . . . . . .   2,400      31,320
FindWhat.com, Inc. (b). . . . . . . . .   6,700      85,090
Netflix.Com, Inc. (b) . . . . . . . . .   1,100      25,190
United Online, Inc. (b) . . . . . . . .   7,000     156,520
Websense, Inc. (b). . . . . . . . . . .   2,900      41,383
                                                 ----------
                                                    399,140
                                                 ----------

--------------------------------------------------------------------------------
                                                        2003 SEMIANNUAL REPORT 9

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                           SHARES    VALUE
-------------------------------------------------------------
MACHINERY (3.7%)
Applied Industrial Technology, Inc. . . .   2,600  $   48,074
Briggs & Stratton Corp. . . . . . . . . .   5,700     257,298
Cascade Corp. . . . . . . . . . . . . . .   2,300      34,960
Global Power Equipment Group, Inc. (b). .   3,100      18,569
Lennox International, Inc.. . . . . . . .   7,900     117,394
Lincoln Electric Holdings, Inc. . . . . .   3,700      71,073
Powell Industries, Inc. (b) . . . . . . .     800      11,160
Tecumseh Products Co. . . . . . . . . . .   2,000      80,480
Toro Co.. . . . . . . . . . . . . . . . .   7,800     291,018
Unova, Inc. (b) . . . . . . . . . . . . .   6,000      44,160
                                                   ----------
                                                      974,186
                                                   ----------

-------------------------------------------------------------
MANUFACTURING (0.3%)
Cabot Microelectronics Corp. (b). . . . .     800      34,576
Griffon Corp. (b) . . . . . . . . . . . .   2,600      35,412
                                                   ----------
                                                       69,988
                                                   ----------

-------------------------------------------------------------
MEDICAL (3.2%)
Adolor Corp. (b). . . . . . . . . . . . .  10,400     145,496
Alaris Medical, Inc. (b). . . . . . . . .   4,500      42,975
Albany Molecular Research, Inc. (b) . . . 8,000 92,320 American Medical Systems Holdings,
  Inc. (b). . . . . . . . . . . . . . . .   4,300      68,241
Bio-Technology General Corp. (b). . . . .   7,600      26,296
Bioreliance Corp. (b) . . . . . . . . . .   1,000      19,930
Enzo Biochem, Inc. (b). . . . . . . . . .   2,400      35,928
Exact Sciences Corp. (b). . . . . . . . .   1,100      10,494
Excel Technology, Inc. (b). . . . . . . .   1,000      22,920
Healthtronics Surgical Services, Inc. (b)   1,500      12,015
Immucor, Inc. (b) . . . . . . . . . . . .   6,200     127,286
Kensey Nash Corp. (b) . . . . . . . . . .   2,000      43,540
Lexicon Genetics, Inc. (b). . . . . . . .   3,000      15,000
Maxygen, Inc. (b) . . . . . . . . . . . .   2,600      21,320
Merit Medical Systems, Inc. (b) . . . . .   2,100      41,139
Neose Technologies, Inc. (b). . . . . . .   1,500      11,940
Prime Medical Services, Inc. (b). . . . .   2,300      11,845
Synovis Life Technologies, Inc. (b) . . .   2,500      36,600
Telik, Inc. (b) . . . . . . . . . . . . .   2,100      27,615
Vitalworks, Inc. (b). . . . . . . . . . .   3,100      10,850
                                                   ----------
                                                      823,750
                                                   ----------

-------------------------------------------------------------
METALS (0.8%)
Cleveland Cliffs, Inc. (b). . . . . . . .   1,700      30,600
Hecla Mining Co. (b). . . . . . . . . . .  13,800      51,612
RTI International Metals, Inc. (b). . . .   4,000      40,400
Schnitzer Steel Industries, Inc.. . . . .     600      17,214
Southern Peru Copper Corp.. . . . . . . .   1,800      28,152
USEC, Inc.. . . . . . . . . . . . . . . .   3,900      21,840
Valmont Industries, Inc.. . . . . . . . .   1,500      28,980
                                                   ----------
                                                      218,798
                                                   ----------

-------------------------------------------------------------
OIL & GAS (4.9%)
AGL Resources, Inc. . . . . . . . . . . .   4,700     120,931
Airgas, Inc. (b). . . . . . . . . . . . .   4,800      97,104
Berry Petroleum Co. . . . . . . . . . . .   2,100      32,571
Cascade Natural Gas Corp. . . . . . . . .     400       7,628
Comstock Resources, Inc. (b). . . . . . .   3,700      41,070
Energen Corp. . . . . . . . . . . . . . .   3,900     127,920
Energy Partners Ltd. (b). . . . . . . . .   2,100      20,748
Gulf Island Fabrication, Inc. (b) . . . .   1,600      26,784
Hydril Co. (b). . . . . . . . . . . . . .   3,200      76,192
McMoRan Exploration Co. (b) . . . . . . .   1,200      14,856
Nuevo Energy Co. (b). . . . . . . . . . .   4,800      64,320
Oil States International, Inc. (b). . . .   4,600      52,348
People's Energy Corp. . . . . . . . . . .   2,000      77,700
Range Resources Corp. (b) . . . . . . . .   3,000      17,730
Semco Energy, Inc.. . . . . . . . . . . .   2,700      14,796
Southern Union Co. (b). . . . . . . . . .   2,600      36,270
St. Mary Land & Exploration Co. . . . . .   4,300     110,166
UGI Corp. . . . . . . . . . . . . . . . .   3,100      97,960
Vintage Petroleum, Inc. . . . . . . . . .  20,100     196,578
World Fuel Services Corp. . . . . . . . .   1,600      34,272
                                                   ----------
                                                    1,267,944
                                                   ----------

-------------------------------------------------------------
PAPER & RELATED PRODUCTS (0.5%)
Caraustar Industries, Inc. (b). . . . . .   3,300      22,704
Chesapeake Corp.. . . . . . . . . . . . .   1,600      28,736
Longview Fibre Co.. . . . . . . . . . . .   4,800      36,624
Universal Forest Products, Inc. . . . . .   2,600      45,760
                                                   ----------
                                                      133,824
                                                   ----------

-------------------------------------------------------------
PHARMACEUTICALS (1.6%)
Aaipharma, Inc. (b) . . . . . . . . . . .   8,550      96,615
Allos Therapeutics, Inc. (b). . . . . . .   3,600       6,768
Arena Pharmaceuticals, Inc. (b) . . . . .   1,100       7,128
Atherogenics, Inc. (b). . . . . . . . . .   4,000      36,400
Kos Pharmaceuticals, Inc. (b) . . . . . .   5,700     116,280
Nabi Biopharmaceuticals (b) . . . . . . .   4,400      27,544
Pharmaceutical Resources, Inc. (b). . . .     700      30,765
The Medicines Co. (b) . . . . . . . . . .   2,400      49,320
Theragenics Corp. (b) . . . . . . . . . .   6,100      27,267
Vivus, Inc. (b) . . . . . . . . . . . . .   4,700      20,962
                                                   ----------
                                                      419,049
                                                   ----------

-------------------------------------------------------------
REAL ESTATE (7.4%)
American Land Lease, Inc. . . . . . . . .     700      11,151
Apex Mortgage Capital, Inc. . . . . . . .   4,800      31,392
Associated Estates Realty Corp. . . . . .   2,800      16,828
Bedford Property Investors, Inc.. . . . .   2,600      69,290
Boykin Lodging Co.. . . . . . . . . . . .   3,100      25,451
Camden Property Trust . . . . . . . . . .   1,100      38,445
Capital Automotive REIT . . . . . . . . .   4,400     113,916
Cornerstone Realty Income Trust, Inc. . .   1,300       9,126
Correctional Properties Trust . . . . . .     300       6,615

--------------------------------------------------------------------------------
10 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                       SHARES    VALUE
---------------------------------------------------------
REAL ESTATE (continued)
Equity Inns, Inc. . . . . . . . . . .   7,300  $   48,983
Essex Property Trust, Inc.. . . . . .   4,300     236,371
Gables Residential Trust. . . . . . .   3,900     110,682
Great Lakes, Inc. REIT. . . . . . . .   1,300      19,188
Highwood Properties, Inc. . . . . . .   1,800      36,450
HRPT Properties Trust . . . . . . . .  10,100      91,203
IndyMac Mortgage Holdings, Inc. . . .   4,500     100,260
InnKeepers USA Trust REIT . . . . . .   4,500      33,930
Keystone Property Trust . . . . . . .   3,900      67,080
Kilroy Realty Corp. . . . . . . . . .   3,600      89,352
Koger Equity, Inc.. . . . . . . . . .   3,900      62,400
LTC Properties, Inc.. . . . . . . . .   2,600      20,020
MeriStar Hospitality Corp. REIT . . .  19,900      82,784
Mission West Properties . . . . . . .   2,500      24,650
National Health Investors, Inc. . . .   3,500      56,875
Post Properties, Inc. . . . . . . . .   1,300      33,488
Regency Centers Corp. . . . . . . . .   2,100      69,300
Shurgard Storage Centers, Inc.. . . .   3,900     127,413
Sizeler Property Investors. . . . . .   2,700      26,730
SL Green Realty Corp. . . . . . . . .   4,700     151,481
Sovran Self Storage, Inc. . . . . . .   3,100      91,016
Urstadt Biddle, Inc. Class A. . . . .     600       7,320
Winston Hotels, Inc.. . . . . . . . .   2,900      22,330
                                               ----------
                                                1,931,520
                                               ----------

---------------------------------------------------------
RECYCLING (0.1%)
Imco Recycling, Inc. (b). . . . . . .   1,900      13,110
                                               ----------

---------------------------------------------------------
RESTAURANTS (1.6%)
Landry's Seafood Restaurants, Inc.. .   6,700     125,290
Papa John's International, Inc. (b) .   8,200     194,996
Ryan Family Steak Houses, Inc. (b). .   8,800     109,032
                                               ----------
                                                  429,318
                                               ----------

---------------------------------------------------------
RETAIL (4.0%)
Anntaylor Stores Corp. (b). . . . . .   1,300      30,758
Bombay Co., Inc. (b). . . . . . . . .  11,100      93,240
Brookstone, Inc. (b). . . . . . . . .   1,200      19,800
Central Garden & Pet Co. (b). . . . .     600      14,538
Claire's Stores, Inc. . . . . . . . .   7,000     181,930
Finlay Enterprises, Inc. (b). . . . .     900      11,916
Footstar, Inc. (b). . . . . . . . . .   8,600      79,550
Jos A Bank Clothiers, Inc. (b). . . .   2,100      59,766
K-Swiss, Inc. Class A . . . . . . . .   1,700      50,541
Lone Star Steakhouse & Saloon, Inc. .   4,300      90,171
Payless Shoesource, Inc. (b). . . . .  10,500     166,530
Rex Stores Corp. (b). . . . . . . . .     800       8,584
Shoe Carnival, Inc. (b) . . . . . . .   1,400      20,370
ShopKo Stores, Inc. (b) . . . . . . .   9,400     113,082
Stage Stores, Inc. (b). . . . . . . .   3,500      73,220
Whitehall Jewelers, Inc. (b). . . . .   2,300      20,861
                                               ----------
                                                1,034,857
                                               ----------

---------------------------------------------------------
SEMICONDUCTORS (1.0%)
Actel Corp. (b) . . . . . . . . . . .   2,500      49,525
ESS Technology, Inc. (b). . . . . . .   2,900      20,068
Silicon Laboratories, Inc. (b). . . .   5,000     142,250
Standard Microsystems Corp. (b) . . .   2,000      25,320
Three-Five Systems, Inc. (b). . . . .   6,100      31,110
                                               ----------
                                                  268,273
                                               ----------

---------------------------------------------------------
SERVICES (3.0%)
American Management Systems, Inc. (b)   1,100      13,530
Aquantive, Inc. (b) . . . . . . . . .   7,300      47,815
Corporate Executive Board Co. (b) . .   5,000     204,950
Gevity HR, Inc. . . . . . . . . . . .   2,400      22,584
J2 Global Communications, Inc. (b). .   4,300     126,979
Labor Ready, Inc. (b) . . . . . . . .   9,800      63,210
MemberWorks, Inc. (b) . . . . . . . .   2,800      61,404
Modis Professional Services, Inc. (b)   1,200      69,168
PDI, Inc. (b) . . . . . . . . . . . .     800       8,920
Quality Systems, Inc. (b) . . . . . .   1,000      30,370
Radiant Systems, Inc. (b) . . . . . .   2,200      13,926
Service Corp. International (b) . . .  33,900     114,582
Wackenhut Corrections Corp. (b) . . .     800       8,800
                                               ----------
                                                  786,238
                                               ----------

---------------------------------------------------------
STEEL (0.9%)
Allegheny Teledyne, Inc.. . . . . . .   3,600      14,940
Oregon Steel Mills, Inc. (b). . . . .   3,200       8,000
Quanex Corp.. . . . . . . . . . . . .   2,400      69,024
Steel Dynamics, Inc. (b). . . . . . .   2,300      27,830
Steel Technologies, Inc.. . . . . . .   2,900      31,842
Worthington Industries, Inc.. . . . .   7,000      94,010
                                               ----------
                                                  245,646
                                               ----------

---------------------------------------------------------
TELECOMMUNICATIONS (5.3%)
Adtran, Inc. (b). . . . . . . . . . .   4,200     170,016
Anixter International, Inc. (b) . . .   4,000      91,920
Avid Technology, Inc. (b) . . . . . .   5,700     156,579
Boston Communications Group (b) . . .   7,100     128,439
Broadwing, Inc. (b) . . . . . . . . .   1,900       8,797
Catapult Communications Corp. (b) . .   1,000       8,850
Commonwealth Telephone Enterprises,
  Inc. (b) . . . . . . . . . . . . .    4,900     194,775
CT Communications, Inc. . . . . . . .     700       6,944
DSP Group, Inc. (b) . . . . . . . . .   2,000      41,800
General Cable Corp. . . . . . . . . .   4,400      19,800
General Communication, Inc. (b) . . .   4,500      27,860
Inet Technologies, Inc. (b) . . . . .     900       7,218
InterDigital Communications Corp. (b)   4,700     105,891
Nextel Partners, Inc. Class A (b) . .   1,500       8,715
Price Communications Corp. (b). . . .   3,400      41,514
Safenet, Inc. (b) . . . . . . . . . .   2,500      59,150
Spanish Broadcasting System, Inc. (b)   7,600      58,292
Spectralink Corp. (b) . . . . . . . .   2,500      19,550
Surewest Communications . . . . . . .   1,600      42,416

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 11

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                            SHARES     VALUE
---------------------------------------------------------------
TELECOMMUNICATIONS (continued)
Tekelec (b). . . . . . . . . . . . . . . .   9,200  $    98,992
Ulticom, Inc. (b). . . . . . . . . . . . .   1,600       11,600
Western Wireless Corp. Class A (b) . . . .  10,100       61,812
Wireless Facilities, Inc. (b). . . . . . .   2,300       16,008
                                                     ----------
                                                      1,386,938
                                                     ----------

---------------------------------------------------------------
TOBACCO (0.6%)
DIMON, Inc.. . . . . . . . . . . . . . . .   4,900       32,144
Schweitzer-Mauduit International, Inc. . .   3,100       67,859
Universal Corp.. . . . . . . . . . . . . .   1,800       70,290
                                                     ----------
                                                        170,293
                                                     ----------

---------------------------------------------------------------
TRANSPORTATION (2.7%)
Airtran Holdings, Inc. (b) . . . . . . . .  12,400       97,340
Alaska Air Group, Inc. (b) . . . . . . . .   2,200       39,226
AMERCO, Inc. (b) . . . . . . . . . . . . .   2,000       14,960
Atlantic Coast Airlines Holdings, Inc. (b)   6,200       51,770
Covenant Transport Class A (b) . . . . . .   1,600       29,214
ExpressJet Holdings, Inc. (b). . . . . . .   9,300      107,415
Landstar System, Inc. (b). . . . . . . . .   2,200      136,687
Mesa Air Group (b) . . . . . . . . . . . .  10,700       57,566
Navigant International, Inc. (b) . . . . .   2,100       22,659
Old Dominion Freight Line, Inc. (b). . . .   1,700       56,370
Rent-A-Center, Inc. (b). . . . . . . . . .   1,300       83,460
                                                     ----------
                                                        696,667
                                                     ----------

TOTAL COMMON STOCKS                                  25,883,339
                                                     ----------

TOTAL INVESTMENTS (COST $24,732,080)
  (A) - 98.7%                                        25,883,339

OTHER ASSETS IN EXCESS OF LIABILITIES -
  1.3%                                                  338,095
                                                     ----------

NET ASSETS - 100.0%                                 $26,221,434
                                                     ----------
                                                     ----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
REIT Real  Estate  Investment  Trust

At  April  30,  2003,  the  Fund's  open long futures contracts were as follows:

                                       MARKET
                                        VALUE       UNREALIZED
NUMBER OF  LONG                      COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS*    EXPIRATION   CONTRACTS   (DEPRECIATION)
-----------------------------------------------------------------
1          Russell 2000     6/19/03  $   199,325  $        25,118

*    Cash  pledged  as  collateral.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
12 SEMIANNUAL REPORT 2003

STATEMENTS  OF  ASSETS  AND  LIABILITIES
April  30,  2003  (Unaudited)


                                                        NATIONWIDE
                                                         LARGE CAP     NATIONWIDE
                                                          GROWTH       SMALL CAP
                                                           FUND           FUND
----------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $37,874,268
  and $24,732,080;  respectively) . . . . . . . . . .  $ 35,138,173   $25,883,339
Cash. . . . . . . . . . . . . . . . . . . . . . . . .             -       389,676
Interest and dividends receivable . . . . . . . . . .        17,073        18,888
Receivable from adviser . . . . . . . . . . . . . . .         3,989         3,219
Receivable for variation margin on futures contracts.             -         1,575
Prepaid expenses and other assets . . . . . . . . . .        14,433        14,402
----------------------------------------------------------------------------------
Total Assets. . . . . . . . . . . . . . . . . . . . .    35,173,668    26,311,099
----------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian. . . . . . . . . . . . . . . . .       114,846        47,594
Accrued expenses and other payables
  Investment advisory fees. . . . . . . . . . . . . .        22,571        19,733
Fund administration and transfer agent fees . . . . .        11,182         6,652
Distribution fees . . . . . . . . . . . . . . . . . .         6,784         4,563
Administrative servicing fees . . . . . . . . . . . .         4,209         3,160
Other . . . . . . . . . . . . . . . . . . . . . . . .        17,546         7,963
----------------------------------------------------------------------------------
Total Liabilities . . . . . . . . . . . . . . . . . .       177,138        89,665
----------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $ 34,996,530   $26,221,434
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
REPRESENTED BY:
Capital . . . . . . . . . . . . . . . . . . . . . . .  $ 63,346,846   $28,516,357
Accumulated net investment income (loss). . . . . . .       (49,226)      (11,372)
Accumulated net realized gains (losses)
  from investment and futures transactions . . . . .    (25,564,995)   (3,459,928)
Net unrealized appreciation (depreciation)
  on investments and futures. . . . . . . . . . . . .    (2,736,095)    1,176,377
----------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $ 34,996,530   $26,221,434
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
NET ASSETS:
Class A Shares. . . . . . . . . . . . . . . . . . . .  $ 26,634,118   $18,723,247
Class B Shares. . . . . . . . . . . . . . . . . . . .     1,717,705     1,016,399
Class C Shares. . . . . . . . . . . . . . . . . . . .        46,916        57,304
Institutional Service Class Shares. . . . . . . . . .     6,597,791     6,424,484
----------------------------------------------------------------------------------
Total . . . . . . . . . . . . . . . . . . . . . . . .  $ 34,996,530   $26,221,434
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
SHARES OUTSTANDING
(unlimited number of shares authorized):
Class A Shares. . . . . . . . . . . . . . . . . . . .     3,925,263     1,847,806
Class B Shares. . . . . . . . . . . . . . . . . . . .       263,328       102,972
Class C Shares. . . . . . . . . . . . . . . . . . . .         7,191         5,797
Institutional Service Class Shares. . . . . . . . . .       963,741       629,815
----------------------------------------------------------------------------------
Total . . . . . . . . . . . . . . . . . . . . . . . .     5,159,523     2,586,390
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
NET ASSET VALUE:
Class A Shares. . . . . . . . . . . . . . . . . . . .  $       6.79   $     10.13
Class B Shares (a). . . . . . . . . . . . . . . . . .  $       6.52   $      9.87
Class C Shares (b). . . . . . . . . . . . . . . . . .  $       6.52   $      9.89
Institutional Service Class Shares. . . . . . . . . .  $       6.85   $     10.20
MAXIMUM OFFERING PRICE PER SHARE
(100%/100%-maximum sales charge)
of net asset value adjusted to the nearest cent):
Class A Shares. . . . . . . . . . . . . . . . . . . .  $       7.20   $     10.75
Class C Shares. . . . . . . . . . . . . . . . . . . .  $       6.59   $      9.99
----------------------------------------------------------------------------------
Maximum Sales Charge - Class A Shares . . . . . . . .          5.75%         5.75%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Maximum Sales Charge - Class C Shares . . . . . . . .          1.00%         1.00%
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

(a) For Class B Shares, the redemption price per share varies by length of time shares are held.
(b) For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 13

STATEMENTS  OF  OPERATIONS
For  the  Six  Months  Ended  April  30,  2003  (Unaudited)


                                                                                 NATIONWIDE     NATIONWIDE
                                                                                  LARGE CAP     SMALL CAP
                                                                                 GROWTH FUND       FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $      2,674   $     3,017
Dividend income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       195,398       182,211
-----------------------------------------------------------------------------------------------------------
Total Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       198,072       185,228
-----------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . . . . . . . . . . . . . .       136,547       118,018
Fund administration and transfer agent fees. . . . . . . . . . . . . . . . . .        28,165        24,392
Distribution fees Class A. . . . . . . . . . . . . . . . . . . . . . . . . . .        32,881        22,331
Distribution fees Class B. . . . . . . . . . . . . . . . . . . . . . . . . . .         8,343         4,717
Distribution fees Class C. . . . . . . . . . . . . . . . . . . . . . . . . . .           198           229
Administrative servicing fees Class A. . . . . . . . . . . . . . . . . . . . .        18,583        12,472
Administrative servicing fees Institutional Service Class. . . . . . . . . . .         7,730         7,540
Registration and filing fees . . . . . . . . . . . . . . . . . . . . . . . . .        15,594        15,359
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,095         7,745
-----------------------------------------------------------------------------------------------------------
Total expenses before reimbursed expenses. . . . . . . . . . . . . . . . . . .       262,136       212,803
Expenses reimbursed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (14,838)      (16,203)
-----------------------------------------------------------------------------------------------------------
Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       247,298       196,600
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) . . . . . . . . . . . . . . . . . . . . . . . . .       (49,226)      (11,372)
-----------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions . . . . . . . . . . . .    (2,721,390)   (1,956,801)
Net realized gains (losses) on futures transactions. . . . . . . . . . . . . .       (56,811)       10,272
-----------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investment and futures transactions . . . . . .    (2,778,201)   (1,946,529)
Net change in unrealized appreciation/depreciation on investments and futures.     3,530,942     3,411,139
-----------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) on investments and futures. . . . . . .       752,741     1,464,610
-----------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . .  $    703,515   $ 1,453,238
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
14 SEMIANNUAL REPORT 2003

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                NATIONWIDE LARGE CAP GROWTH FUND     NATIONWIDE SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS      YEAR ENDED       SIX MONTHS      YEAR ENDED
                                                      ENDED         OCTOBER 31,        ENDED         OCTOBER 31,
                                                  APRIL 30, 2003       2002        APRIL 30, 2003       2002
-----------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . . . . . .  $       (49,226)  $   (192,951)  $       (11,372)  $    (65,503)
Net realized gains (losses) on investment
  and futures transactions . . . . . . . . . .        (2,778,201)   (11,764,046)       (1,946,529)      (958,702)
Net change in unrealized appreciation/. . . . .        3,530,942      3,737,134         3,411,139     (2,267,672)
  depreciation on investments and futures
-----------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations.          703,515     (8,219,863)        1,453,238     (3,291,877)
-----------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions.         (843,741)        (8,672)       (2,355,112)     3,866,916
-----------------------------------------------------------------------------------------------------------------
Change in net assets. . . . . . . . . . . . . .         (140,226)    (8,228,535)         (901,874)       575,039

NET ASSETS:
Beginning of period . . . . . . . . . . . . . .       35,136,756     43,365,291        27,123,308     26,548,269
-----------------------------------------------------------------------------------------------------------------
End of period . . . . . . . . . . . . . . . . .  $    34,996,530   $ 35,136,756   $    26,221,434   $ 27,123,308
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 15

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

NATIONWIDE  LARGE  CAP  GROWTH  FUND

                                                 INVESTMENT  ACTIVITIES                DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                     NET
                        ASSET VALUE,        NET           GAINS         FROM         NET                     ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   REALIZED       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS      PERIOD
--------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00         (0.04)          3.62         3.58          -               -   $       13.58
  October 31, 1999 (d)
Year Ended . . . . . .  $       13.58         (0.04)          1.03         0.99      (0.20)          (0.20)  $       14.37
  October 31, 2000
Year Ended . . . . . .  $       14.37         (0.04)         (5.55)       (5.59)     (0.49)          (0.49)  $        8.29
  October 31, 2001
Year Ended . . . . . .  $        8.29         (0.04)         (1.57)       (1.61)         -               -   $        6.68
  October 31, 2002
Six Months Ended . . .  $        6.68         (0.01)          0.12         0.11          -               -   $        6.79
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $       10.00         (0.12)          3.62         3.50          -               -   $       13.50
  October 31, 1999 (d)
Year Ended . . . . . .  $       13.50         (0.06)          0.94         0.88      (0.20)          (0.20)  $       14.18
  October 31, 2000
Year Ended . . . . . .  $       14.18         (0.11)         (5.55)       (5.66)     (0.49)          (0.49)  $        8.03
  October 31, 2001
Year Ended . . . . . .  $        8.03         (0.09)         (1.50)       (1.59)         -               -   $        6.44
  October 31, 2002
Six Months Ended . . .  $        6.44         (0.03)          0.11         0.08          -               -   $        6.52
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  $        9.91         (0.03)         (1.84)       (1.87)         -               -   $        8.04
  October 31, 2001 (e)
Year Ended . . . . . .  $        8.04         (0.08)         (1.52)       (1.60)         -               -   $        6.44
  October 31, 2002
Six Months Ended . . .  $        6.44         (0.03)          0.11         0.08          -               -   $        6.52
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $       10.00         (0.01)          3.61         3.60          -               -   $       13.60
  October 31, 1999 (d)
Year Ended . . . . . .  $       13.60         (0.03)          1.04         1.01      (0.20)          (0.20)  $       14.41
  October 31, 2000
Year Ended . . . . . .  $       14.41         (0.03)         (5.55)       (5.58)     (0.49)          (0.49)  $        8.34
  October 31, 2001
Year Ended . . . . . .  $        8.34         (0.02)         (1.59)       (1.61)         -               -   $        6.73
  October 31, 2002
Six Months Ended . . .  $        6.73             -           0.12         0.12          -               -   $        6.85
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------

                                                                RATIOS  /  SUPPLEMENTAL  DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .    35.80% (f)  $     33,410    1.20% (g)    (0.27%) (g)        1.69% (g)        (0.76%) (g)        65.27%
  October 31, 1999 (d)
Year Ended . . . . . .         7.26%  $     40,643        1.20%        (0.33%)            1.74%            (0.87%)        86.68%
  October 31, 2000
Year Ended . . . . . .      (39.92%)  $     33,579        1.20%        (0.47%)            1.88%            (1.15%)        78.02%
  October 31, 2001
Year Ended . . . . . .      (19.42%)  $     27,246        1.36%        (0.46%)            1.52%            (0.62%)       114.21%
  October 31, 2002
Six Months Ended . . .     1.65% (f)  $     26,634    1.44% (g)    (0.28%) (g)        1.53% (g)        (0.37%) (g)        42.81%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .    35.00% (f)  $      1,179    1.95% (g)    (0.97%) (g)        5.26% (g)        (4.28%) (g)        65.27%
  October 31, 1999 (d)
Year Ended . . . . . .         6.48%  $      3,234        1.95%        (1.06%)            3.33%            (2.44%)        86.68%
  October 31, 2000
Year Ended . . . . . .      (40.98%)  $        225        1.95%        (1.21%)            3.70%            (2.96%)        78.02%
  October 31, 2001
Year Ended . . . . . .      (19.80%)  $      1,773        2.02%        (1.13%)            2.25%            (1.36%)       114.21%
  October 31, 2002
Six Months Ended . . .     1.24% (f)  $      1,718    2.05% (g)    (0.89%) (g)        2.14% (g)        (0.98%) (g)        42.81%
  April 30, 2003
  (Unaudited)

CLASS C SHARES
Period Ended . . . . .  (18.87%) (f)  $         35    1.95% (g)    (1.20%) (g)        4.51% (g)        (3.76%) (g)        78.02%
  October 31, 2001 (e)
Year Ended . . . . . .      (19.90%)  $         37        2.02%        (1.13%)            2.22%            (1.33%)       114.21%
  October 31, 2002
Six Months Ended . . .     1.24% (f)  $         47    2.05% (g)    (0.91%) (g)        2.14% (g)        (1.00%) (g)        42.81%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .    36.00% (f)  $      4,594    1.05% (g)    (0.09%) (g)        3.46% (g)        (2.50%) (g)        65.27%
  October 31, 1999 (d)
Year Ended . . . . . .         7.40%  $      9,904        1.05%        (0.17%)            1.54%            (0.66%)        86.68%
  October 31, 2000
Year Ended . . . . . .      (39.73%)  $      7,505        1.05%        (0.33%)            1.62%            (0.90%)        78.02%
  October 31, 2001
Year Ended . . . . . .      (19.30%)  $      6,082        1.21%        (0.32%)            1.38%            (0.49%)       114.21%
  October 31, 2002
Six Months Ended . . .     1.78% (f)  $      6,598    1.30% (g)    (0.15%) (g)        1.39% (g)        (0.24%) (g)        42.81%
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
16 SEMIANNUAL REPORT 2003

NATIONWIDE  SMALL  CAP  FUND


                                            INVESTMENT  ACTIVITIES                             DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
                                                      NET
                                                 REALIZED AND
                        NET                       UNREALIZED       TOTAL                                                  NET
                   ASSET VALUE,        NET           GAINS         FROM          NET         NET                     ASSET VALUE,
                     BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL          END OF
                     OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS      PERIOD
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . .  $       10.00          0.03           1.19         1.22        (0.03)         -           (0.03)  $       11.19
  October 31,1999 (d)
Year Ended. . . .  $       11.19         (0.02)          2.05         2.03            -      (0.10)          (0.10)  $       13.12
  October 31, 2000
Year Ended. . . .  $       13.12         (0.02)         (1.23)       (1.25)           -      (1.08)          (1.08)  $       10.79
  October 31, 2001
Year Ended. . . .  $       10.79         (0.02)         (1.16)       (1.18)           -          -               -   $        9.61
  October 31,2002
Six Months Ended
  April 30, 2003
  (Unaudited) . .  $        9.61             -           0.52         0.52            -          -               -   $       10.13

CLASS B SHARES
Period Ended. . .  $       10.00         (0.05)          1.22         1.17            -          -               -   $       11.17
  October 31,1999 (d)
Year Ended. . . .  $       11.17         (0.08)          2.03         1.95            -      (0.10)          (0.10)  $       13.02
  October 31, 2000
Year Ended. . . .  $       13.02         (0.09)         (1.24)       (1.33)           -      (1.08)          (1.08)  $       10.61
  October 31, 2001
Year Ended. . . .  $       10.61         (0.09)         (1.13)       (1.22)           -          -               -   $        9.39
  October 31, 2002
Six MonthsEnded
  April 30, 2003
  (Unaudited) . .  $        9.39         (0.03)          0.51         0.48            -          -               -   $        9.87

CLASS C SHARES
Period Ended. . .  $       11.33         (0.04)         (0.66)       (0.70)           -          -               -   $       10.63
  October 31,2001 (e)
Year Ended. . . .  $       10.63         (0.09)         (1.13)       (1.22)           -          -               -   $        9.41
  October 31,2002
Six MonthsEnded
  April 30,2003
  (Unaudited) . .  $        9.41         (0.03)          0.51         0.48            -          -               -   $        9.89

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended. . .  $       10.00          0.04           1.19         1.23        (0.03)         -           (0.03)  $       11.20
  October 31, 1999 (d)
Year Ended. . . .  $       11.20         (0.01)          2.06         2.05            -      (0.10)          (0.10)  $       13.15
  October 31, 2000
Year Ended. . . .  $       13.15             -          (1.23)       (1.23)           -      (1.08)          (1.08)  $       10.84
  October 31, 2001
Year Ended. . . .  $       10.84         (0.01)         (1.16)       (1.17)           -          -               -   $        9.67
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) . .  $        9.67             -           0.53         0.53            -          -               -   $       10.20
---------------------------------------------------------------------------------------------------------------------------------

                                                        RATIOS  /  SUPPLEMENTAL  DATA
-------------------------------------------------------------------------------------------------------------------------
                                                                                            RATIO OF NET
                                                          RATIO OF NET      RATIO OF         INVESTMENT
                                              RATIO OF     INVESTMENT       EXPENSES           INCOME
                                NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                     TOTAL        PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                   RETURN (A)     (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended. . .  12.18% (f)  $     19,830    1.35% (g)      0.29% (g)        2.24% (g)        (0.60%) (g)        81.24%
  October 31, 1999 (d)
Year Ended. . . .      18.25%  $     23,922        1.35%        (0.16%)            2.10%            (0.91%)       139.27%
  October 31, 2000
Year Ended. . . .    (10.09%)  $     21,190        1.35%        (0.17%)            2.00%            (0.82%)       119.03%
  October 31, 2001
Year Ended. . . .    (10.94%)  $     20,290        1.51%        (0.24%)            1.72%            (0.45%)       111.00%
  October 31,2002
Six Months Ended
April 30, 2003
  (Unaudited) . .   5.41% (f)  $     18,723    1.59% (g)    (0.10%) (g)        1.72% (g)        (0.23%) (g)        32.86%

CLASS B SHARES
Period Ended. . .  11.70% (f)  $        215    2.10% (g)    (0.46%) (g)        6.57% (g)        (4.93%) (g)        81.24%
  October 31,1999 (d)
Year Ended. . . .      17.56%  $        748        2.10%        (0.90%)            3.82%            (2.62%)       139.27%
  October 31, 2000
Year Ended. . . .    (10.84%)  $        854        2.10%        (0.93%)            3.74%            (2.57%)       119.03%
  October 31, 2001
Year Ended. . . .    (11.50%)  $        950        2.17%        (0.89%)            2.41%            (1.13%)       111.00%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) . .   5.11% (f)  $      1,016    2.20% (g)    (0.71%) (g)        2.33% (g)        (0.84%) (g)        32.86%

CLASS C SHARES
Period Ended. . .     (6.18%)  $         20    2.10% (g)    (1.26%) (g)        5.62% (g)        (4.78%) (g)       119.03%
  October 31, 2001 (e)
Year Ended. . . .    (11.48%)  $         28        2.17%        (0.90%)            2.47%            (1.20%)       111.00%
  October 31, 2002
Six Months
  Ended April 30,2003
  (Unaudited) . .   5.10% (f)  $         57    2.20% (g)    (0.74%) (g)        2.35% (g)        (0.88%) (g)        32.86%

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended. . .  12.36% (f)  $      1,759    1.20% (g)      0.39% (g)        4.87% (g)        (3.28%) (g)        81.24%
  October 31, 1999 (d)
Year Ended. . . .      18.44%  $      4,192        1.20%        (0.01%)            1.92%            (0.73%)       139.27%
  October 31, 2000
Year Ended. . . .     (9.90%)  $      4,485        1.20%        (0.04%)            1.79%            (0.63%)       119.03%
  October 31, 2001
Year Ended. . . .    (10.79%)  $      5,856        1.38%        (0.11%)            1.57%            (0.30%)       111.00%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) . .   5.48% (f)  $      6,424    1.45% (g)      0.03% (g)        1.58% (g)        (0.10%) (g)        32.86%
-------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 17

NATIONWIDE  S&P  500  INDEX  FUND

Class  A  Shares  symbol:  NASPX
Class  B  Shares  symbol:  NBSPX
Institutional  Class  symbol:  NWIDX
Service  Class  Shares  symbol:  NWIS
Institutional  Service  Class  symbol:  NWIIX
Local  Fund  Shares  symbol:  NWILX

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 4.23%* versus 4.47% for its benchmark, the S&P 500 Index.

For broader comparison, the average return for this Fund's peer category (S&P 500 Index Objective Funds) was 4.12%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MACROECONOMIC  FACTORS  INFLUENCED  PERFORMANCE?

After a positive return in November 2002, the ensuing months brought negative returns and extreme volatility. U.S. equity markets lost ground at the beginning of 2003, then spiked at the start of the war with Iraq. The downtrend returned after investors realized that the conflict might last longer than anticipated, potentially curbing business spending. Markets rebounded in April after news that the combat portion of the war had ended. Despite unstable markets, the Federal Open Market Committee left the target federal funds rate unchanged at 1.25% at its last meeting on March 18, 2003.

LIST  THE  TOP-PERFORMING  AND  WORST-PERFORMING  SECTORS  AND  STOCKS.

Value outperformed growth, with the S&P 500/Barra Value Index returning 5.35% and the S&P 500/Barra Growth Index returning 3.75%. In sector performance, eight of the 10 sectors in the S&P 500 Index posted positive returns. The top performer was utilities, up 9.90%, followed by information technology, up 8.36%. On an individual security basis, the top performers were Dynegy Inc., up 457.00%; AES Corp., up 373.20%; and The Williams Companies, Inc., up 360.30%.

The worst-performing sector was consumer staples, down 7.01%, followed by telecommunications, down 4.26%. On an individual security basis, the worst performers were AMR Corp., down 67.81%; Tenet Healthcare Corp., down 61.92%; and Micron Technology Inc., down 46.00%.

WHAT  IS  THE  OUTLOOK  FOR  THIS  FUND?

As uncertainty about the war with Iraq dissipates, SARS is taking its place in the news. World Heath Organization advisories have hurt the travel and tourism industries and stunted overall economic growth in some areas, particularly Asia and Canada. In general, U.S. equity markets are improving, although not with the speed or consistency that some observers had anticipated. We are encouraged by the Federal Reserve Board's focus on U.S. productivity growth and its efforts to maintain price stability. We believe that the long-term outlook for the global economy and global equity markets appears favorable. With that in mind, we intend to continue to meet the portfolio's objectives.

PORTFOLIO  MANAGER:  Fund  Asset  Management,  L.P.  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $703,317,998
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                            1 YR.   INCEPTION1
--------------------------------------------------------------
Class A2 . . . . . . . . . . .  w/o SC3   -13.75%       -3.57%
                                w/SC4     -18.67%       -4.76%
--------------------------------------------------------------
Class B2 . . . . . . . . . . .  w/o SC3   -14.46%       -4.03%
                                w/SC5     -18.72%       -4.41%
--------------------------------------------------------------
Institutional Class6,7 . . . .            -13.59%       -3.33%
--------------------------------------------------------------
Service Class7,8 . . . . . . .            -13.89%       -3.78%
--------------------------------------------------------------
Institutional Service Class7,8            -13.72%       -3.60%
--------------------------------------------------------------
Local Fund Shares7 . . . . . .            -13.62%       -3.48%
--------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund  commenced  operations  on  July  24,  1998.
2 These returns include performance based on Local Fund shares, which was achieved prior to the creation of Class A and Class B shares (12/29/99). These returns have been restated for sales charges but not for fees applicable to these classes of shares, which include a 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had Class A or Class B been in existence for the time periods presented, the performance for such classes would have been lower as a result of their additional expenses.
3    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
4    A  5.75%  front-end  sales  charge  was  deducted.
5 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
6 These returns include performance based on Local Fund shares, which was achieved prior to the creation of Institutional Class shares (12/29/99). These returns have not been restated to reflect the Institutional Class' lower expenses.
7    Not  subject  to  any  sales  charges.
8 These returns include performance based on Local Fund shares, which was achieved prior to the creation of Service Class and Institutional Service Class shares (11/2/98). These returns have not been restated for fees applicable to these classes of shares, which include a 0.15% 12b-1 fee (Service Class) or 0.15% administrative servicing fee (Institutional Service Class). Had the Service Class or Institutional Service Class been in existence for the time periods presented, the performance for such classes would have been lower as a result of their additional expenses.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

              LOCAL      S&P
DATE          SHARES     500        CPI
------------------------------------------
7/24/1998.      10,000  10,000     10,000
10/31/1998       9,692   9,843     10,049
10/31/1999      12,101  12,369     10,306
10/31/2000      12,759  13,123     10,662
10/31/2001       9,581   9,855     10,888
10/31/2002       8,099   8,366     11,109
4/30/2003.       8,447   8,740     11,364

Comparative performance of $10,000 invested in Local Fund Shares of the Nationwide S&P 500 Index Fund, the S&P 500 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees or expenses.

(a) The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
18 SEMIANNUAL REPORT 2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

NATIONWIDE  S&P  500  INDEX  FUND

COMMON  STOCKS  (94.2%)

                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT       VALUE
-------------------------------------------------------------
ADVERTISING SERVICES (0.1%)
Interpublic Group of Cos., Inc. (The)     36,526  $   416,396
                                                  -----------

-------------------------------------------------------------
AEROSPACE (0.9%)
General Dynamics Corp.. . . . . . . .     17,700    1,098,639
Lockheed Martin Corp. . . . . . . . .     39,100    1,956,955
Northrop Grumman Corp.. . . . . . . .     15,957    1,403,418
United Technologies Corp. . . . . . .     40,100    2,478,581
                                                  -----------
                                                    6,937,593
                                                  -----------

-------------------------------------------------------------
AEROSPACE/DEFENSE (0.7%)
Boeing Co. (The). . . . . . . . . . .     70,007    1,909,791
Goodrich (B.F.) Co. . . . . . . . . .     10,800      151,956
Honeywell International, Inc. . . . .     67,425    1,591,230
Raytheon Co.. . . . . . . . . . . . .     32,700      978,711
Rockwell Collins, Inc.. . . . . . . .     12,300      262,974
                                                  -----------
                                                    4,894,662
                                                  -----------

-------------------------------------------------------------
AGRICULTURE (0.0%)
Monsanto Co.. . . . . . . . . . . . .     17,644      307,006
                                                  -----------

-------------------------------------------------------------
AIRLINES (0.4%)
Delta Air Lines, Inc. . . . . . . . .     12,200      156,038
FedEx Corp. . . . . . . . . . . . . .     25,900    1,550,892
Southwest Airlines Co.. . . . . . . .     60,612      967,368
                                                  -----------
                                                    2,674,298
                                                  -----------

-------------------------------------------------------------
ANALYTICAL INSTRUMENTS (0.1%)
Applera Corp.-Applied Biosystems
  Group. . .  . . . . . . . . . . . .     13,700      240,161
Waters Corp. (b). . . . . . . . . . .      7,000      168,070
                                                  -----------
                                                      408,231
                                                  -----------

-------------------------------------------------------------
APPAREL (0.2%)
Nike, Inc. Class B. . . . . . . . . .     23,100    1,236,543
Reebok International Ltd. (b) . . . .      6,100      189,466
                                                  -----------
                                                    1,426,009
                                                  -----------

-------------------------------------------------------------
APPAREL & ACCESSORIES (0.1%)
Liz Claiborne, Inc. . . . . . . . . .      6,800      221,204
V.F. Corp.. . . . . . . . . . . . . .      7,200      283,248
                                                  -----------
                                                      504,452
                                                  -----------

-------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES (0.1%)
Maytag Corp.. . . . . . . . . . . . .      6,600      137,544
Newell Rubbermaid, Inc. . . . . . . .     24,651      751,362
                                                  -----------
                                                      888,906
                                                  -----------

-------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.2%)
AutoNation, Inc. (b). . . . . . . . .     28,600      396,110
Dana Corp.. . . . . . . . . . . . . .      9,400       87,326
Delphi Automotive Systems Corp. . . .     38,395      322,518
Ingersoll Rand Co.. . . . . . . . . .     13,100      577,448
                                                  -----------
                                                    1,383,402
                                                  -----------

-------------------------------------------------------------
AUTOMOBILES (0.5%)
Ford Motor Co.. . . . . . . . . . . .    145,272    1,496,301
General Motors Corp.. . . . . . . . .     48,313    1,741,683
PACCAR, Inc.. . . . . . . . . . . . .     10,850      633,749
Visteon Corp. . . . . . . . . . . . .      8,971       62,887
                                                  -----------
                                                    3,934,620
                                                  -----------

-------------------------------------------------------------
BANKS (3.2%)
Bank of America Corp. . . . . . . . .    124,674    9,232,109
Bank of New York Co., Inc.. . . . . .     66,400    1,756,280
J.P. Morgan Chase & Co. . . . . . . .    168,565    4,947,383
Mellon Financial Corp.. . . . . . . .     38,900    1,028,905
North Fork Bancorp, Inc.. . . . . . .     13,100      423,916
Northern Trust Corp.. . . . . . . . .     20,500      719,550
State Street Corp.. . . . . . . . . .     29,700    1,040,391
Wachovia Corp.. . . . . . . . . . . .    112,800    4,310,088
Zions Bancorporation. . . . . . . . .      8,400      413,868
                                                  -----------
                                                   23,872,490
                                                  -----------

-------------------------------------------------------------
BEVERAGES/ALCOHOLIC (0.1%)
Adolph Coors Co. Class B. . . . . . .      3,500      187,355
Brown-Forman Corp. Class B. . . . . .      6,000      459,240
                                                  -----------
                                                      646,595
                                                  -----------

-------------------------------------------------------------
BEVERAGES/SOFT DRINK (1.3%)
Coca-Cola Co. . . . . . . . . . . . .    205,600    8,306,240
Coca-Cola Enterprises, Inc. . . . . .     34,400      670,456
Pepsi Bottling Group, Inc. (The). . .     20,400      419,016
                                                  -----------
                                                    9,395,712
                                                  -----------

-------------------------------------------------------------
BIOTECHNOLOGY (0.1%)
Chiron Corp. (b). . . . . . . . . . .     17,000      694,110
                                                  -----------

-------------------------------------------------------------
BLAST FURNACES & STEEL MILLS (0.0%)
United States Steel Corp. . . . . . .     11,000      157,520
                                                  -----------

-------------------------------------------------------------
BROADCAST MEDIA/CABLE TELEVISION (1.9%)
Clear Channel Communications, Inc. (b)    49,502    1,936,023
Comcast Corp. Class A (b) . . . . . .    140,374    4,479,334
Comcast Corp. Special Class A (b) . .     51,100    1,536,066
Viacom, Inc. Class B (b). . . . . . .    145,035    6,295,970
                                                  -----------
                                                   14,247,393
                                                  -----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 19

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  S&P  500  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE
----------------------------------------------------------------
BUSINESS SERVICES (0.3%)
Cintas Corp. . . . . . . . . . . . . . .     15,400  $   552,860
Compuware Corp. (b). . . . . . . . . . .     24,000      105,360
Concord EFS, Inc. (b). . . . . . . . . .     38,100      526,923
Convergys Corp. (b). . . . . . . . . . .      9,811      159,134
NCR Corp. (b). . . . . . . . . . . . . .      6,500      142,480
Pitney Bowes, Inc. . . . . . . . . . . .     17,100      600,381
                                                     -----------
                                                       2,087,138
                                                     -----------

----------------------------------------------------------------
CAPITAL GOODS (0.4%)
Crane Co.. . . . . . . . . . . . . . . .      3,850       75,191
Cummins Engine, Inc. . . . . . . . . . .      4,300      116,573
Deere & Co.. . . . . . . . . . . . . . .     19,600      862,988
Dover Corp.. . . . . . . . . . . . . . .     13,500      387,990
Genuine Parts Co.. . . . . . . . . . . .     12,400      396,428
McDermott International, Inc. (b). . . .      3,300       10,725
Pall Corp. . . . . . . . . . . . . . . .      9,900      209,088
Parker-Hannifin Corp.. . . . . . . . . .     10,300      419,004
PerkinElmer, Inc.. . . . . . . . . . . .      8,200       81,344
Snap-On, Inc.. . . . . . . . . . . . . .      3,800      111,530
Stanley Works (The). . . . . . . . . . .      8,700      209,061
Textron, Inc.. . . . . . . . . . . . . .     13,800      406,962
                                                     -----------
                                                       3,286,884
                                                     -----------

----------------------------------------------------------------
CHEMICALS (0.2%)
Great Lakes Chemical Corp. . . . . . . .      1,700       41,752
Millipore Corp. (b). . . . . . . . . . .      1,600       54,640
Praxair, Inc.. . . . . . . . . . . . . .     14,600      847,968
Sigma-Aldrich Corp.. . . . . . . . . . .      7,500      373,650
                                                     -----------
                                                       1,318,010
                                                     -----------

----------------------------------------------------------------
CHEMICALS/DIVERSIFIED (1.3%)
Air Products & Chemicals, Inc. . . . . .     20,500      882,935
Avery Dennison Corp. . . . . . . . . . .     10,200      540,702
Dow Chemical Co. . . . . . . . . . . . .     75,205    2,454,691
E.I. du Pont de Nemours and Co.. . . . .     84,150    3,578,900
Eastman Chemical Co. . . . . . . . . . .      7,000      213,710
Engelhard Corp.. . . . . . . . . . . . .      7,700      189,035
Hercules, Inc. (b) . . . . . . . . . . .      7,200       73,080
Occidental Petroleums Corp.. . . . . . .     31,000      925,350
Rohm & Haas Co.. . . . . . . . . . . . .     14,831      491,054
                                                     -----------
                                                       9,349,457
                                                     -----------

----------------------------------------------------------------
COMMUNICATION EQUIPMENT (2.8%)
CIENA Corp. (b). . . . . . . . . . . . .     36,400      177,268
Cisco Systems, Inc. (b). . . . . . . . .    589,939    8,872,683
Citizens Communications Co. (b). . . . .     16,000      174,880
Corning, Inc. (b). . . . . . . . . . . .    107,075      580,347
JDS Uniphase Corp. (b) . . . . . . . . .    121,992      394,034
Lucent Technologies, Inc. (b). . . . . .    352,970      635,346
Motorola, Inc. . . . . . . . . . . . . .    185,506    1,467,352
Tellabs, Inc. (b). . . . . . . . . . . .     36,400      224,952
Verizon Communications, Inc. . . . . . .    226,876    8,480,625
                                                     -----------
                                                      21,007,487
                                                     -----------

----------------------------------------------------------------
COMPUTER/HARDWARE (1.8%)
Apple Computer, Inc. (b) . . . . . . . .     32,800      465,760
International Business Machines Corp.. . 140,206 11,903,489 Lexmark International Group, Inc.
  Class A (b). . . . . . . . . . . . . .     11,200      834,512
                                                     -----------
                                                      13,203,761
                                                     -----------

----------------------------------------------------------------
COMPUTER EQUIPMENT (1.7%)
American Power Conversion Corp. (b). . .     16,300      253,954
Dell Computer Corp. (b). . . . . . . . .    213,900    6,183,850
EMC Corp. (b). . . . . . . . . . . . . .    176,600    1,605,294
Gateway, Inc. (b). . . . . . . . . . . .     18,400       52,992
Hewlett-Packard Co.. . . . . . . . . . .    253,224    4,127,551
Network Appliance, Inc. (b). . . . . . .     29,062      385,943
                                                     -----------
                                                      12,609,584
                                                     -----------

----------------------------------------------------------------
COMPUTER INTEGRATED SYSTEMS DESIGN (0.0%)
Avaya, Inc. (b). . . . . . . . . . . . .     19,622       76,526
                                                     -----------

----------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (5.6%)
Adobe Systems, Inc.. . . . . . . . . . .     20,600      711,936
Automatic Data Processing, Inc.. . . . .     51,800    1,742,034
BMC Software, Inc. (b) . . . . . . . . .     15,900      237,228
Citrix Systems, Inc. (b) . . . . . . . .     15,700      297,672
Computer Associates International, Inc..     42,500      690,200
Electronic Data Systems Corp.. . . . . .     42,000      762,300
First Data Corp. . . . . . . . . . . . .     60,900    2,389,107
Fiserv, Inc. (b) . . . . . . . . . . . .     17,450      513,728
Intuit, Inc. (b) . . . . . . . . . . . .     18,100      701,918
Mercury Interactive Corp. (b). . . . . .      8,300      281,702
Microsoft Corp.. . . . . . . . . . . . .    887,644   22,697,057
Novell, Inc. (b) . . . . . . . . . . . .     19,400       53,350
NVIDIA Corp. (b) . . . . . . . . . . . .     15,300      218,331
Oracle Corp. (b) . . . . . . . . . . . .    437,016    5,191,750
Parametric Technology Corp. (b). . . . .     13,500       44,550
PeopleSoft, Inc. (b) . . . . . . . . . .     28,400      426,852
Radioshack Corp. . . . . . . . . . . . .     11,900      282,149
Siebel Systems, Inc. (b) . . . . . . . .     41,370      358,678
Sun Microsystems, Inc. (b) . . . . . . .    276,800      913,440
Sungard Data Systems, Inc. (b) . . . . .     21,500      462,250
Symantec Corp. (b) . . . . . . . . . . .     12,100      531,795
Symbol Technologies, Inc.. . . . . . . .     14,650      160,125
Unisys Corp. (b) . . . . . . . . . . . .     22,000      228,800
VERITAS Software Corp. (b) . . . . . . .     35,839      788,816
Yahoo!, Inc. (b) . . . . . . . . . . . .     47,400    1,174,572
                                                     -----------
                                                      41,860,340
                                                     -----------

--------------------------------------------------------------------------------
20 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT       VALUE
-------------------------------------------------------------
CONGLOMERATES (0.7%)
Illinois Tool Works, Inc. . . . . . .     24,400  $ 1,561,112
ITT Industries, Inc.. . . . . . . . .      7,400      431,420
Johnson Controls, Inc.. . . . . . . .      8,300      682,592
Tyco International Ltd. . . . . . . .    161,880    2,525,328
                                                  -----------
                                                    5,200,452
                                                  -----------

-------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (0.1%)
Centex Corp.. . . . . . . . . . . . .      6,300      415,926
Sherwin Williams Co.. . . . . . . . .     10,100      281,588
Vulcan Materials Co.. . . . . . . . .      6,500      227,305
                                                  -----------
                                                      924,819
                                                  -----------

-------------------------------------------------------------
CONSTRUCTION & HOUSING (0.1%)
Masco Corp. . . . . . . . . . . . . .     36,200      762,734
                                                  -----------

-------------------------------------------------------------
CONSTRUCTION MACHINERY (0.2%)
Caterpillar, Inc. . . . . . . . . . .     30,000    1,578,000
                                                  -----------

-------------------------------------------------------------
CONSUMER DURABLE (0.3%)
Black & Decker Corp.. . . . . . . . .      6,900      284,625
Danaher Corp. . . . . . . . . . . . .     13,100      903,638
Fortune Brands, Inc.. . . . . . . . .     12,800      619,520
Whirlpool Corp. . . . . . . . . . . .      7,100      379,779
                                                  -----------
                                                    2,187,562
                                                  -----------

-------------------------------------------------------------
CONSUMER FINANCE (2.3%)
Citigroup, Inc. . . . . . . . . . . .    426,427   16,737,260
                                                  -----------

-------------------------------------------------------------
CONSUMER NON-CYCLICAL (2.7%)
Avon Products, Inc. . . . . . . . . .     19,100    1,111,047
Clorox Co. (The). . . . . . . . . . .     19,700      890,834
Colgate-Palmolive Co. . . . . . . . .     43,300    2,475,461
Ecolab, Inc.. . . . . . . . . . . . .      9,500      485,355
Gillette Co. (The). . . . . . . . . .     89,000    2,710,050
International Flavor and Fragrances,
  Inc. . . . . . . . . . . . . . . .       6,300      200,214
Kimberly-Clark Corp.. . . . . . . . .     44,129    2,196,300
Procter & Gamble Co.. . . . . . . . .    107,200    9,631,920
Tupperware Corp.. . . . . . . . . . .      7,800      108,108
                                                  -----------
                                                   19,809,289
                                                  -----------

-------------------------------------------------------------
CONTAINERS (0.1%)
Ball Corp.. . . . . . . . . . . . . .      4,500      252,720
Bemis, Inc. . . . . . . . . . . . . .      3,300      150,678
Sealed Air Corp. (b). . . . . . . . .      6,800      291,380
                                                  -----------
                                                      694,778
                                                  -----------

-------------------------------------------------------------
CREDIT REPORTING SERVICES (0.1%)
Moodys, Inc.. . . . . . . . . . . . .     11,300      545,677
                                                  -----------

-------------------------------------------------------------
DATA PROCESSING & REPRODUCTION (0.1%)
Computer Sciences Corp. (b) . . . . .     17,100      563,445
                                                  -----------

-------------------------------------------------------------
DISTRIBUTION (0.2%)
SYSCO Corp. . . . . . . . . . . . . .     57,000    1,637,610
                                                  -----------

-------------------------------------------------------------
DRUGS (6.5%)
Amgen, Inc. (b) . . . . . . . . . . .    106,776    6,546,437
Biogen, Inc. (b). . . . . . . . . . .     13,800      524,262
Eli Lilly & Co. . . . . . . . . . . .     93,200    5,948,024
Forest Laboratories, Inc. Class A (b)     28,500    1,474,020
Genzyme Corp. (b) . . . . . . . . . .     18,900      761,292
Merck & Co., Inc. . . . . . . . . . .    186,300   10,838,934
Pfizer, Inc.. . . . . . . . . . . . .    661,221   20,332,532
Schering-Plough Corp. . . . . . . . .    125,000    2,262,500
                                                  -----------
                                                   48,688,001
                                                  -----------

-------------------------------------------------------------
EDUCATIONAL SERVICES (0.1%)
Apollo Group, Inc. (b). . . . . . . .     15,600      845,504
                                                  -----------

-------------------------------------------------------------
ELECTRIC, GAS & SANITARY SERVICES (0.2%)
Exelon Corp.. . . . . . . . . . . . .     25,400    1,347,216
Mirant Corp. (b). . . . . . . . . . .     52,431      173,547
                                                  -----------
                                                    1,520,763
                                                  -----------

-------------------------------------------------------------
ELECTRICAL EQUIPMENT (3.8%)
Agilent Technologies, Inc. (b). . . .     33,326      533,883
Cooper Industries Ltd. Class A. . . .      5,600      207,760
Eaton Corp. . . . . . . . . . . . . .      6,200      508,834
Emerson Electric Co.. . . . . . . . .     33,500    1,698,450
General Electric Co.. . . . . . . . .    825,400   24,308,030
Grainger (W.W.), Inc. . . . . . . . .      6,300      290,745
Rockwell International Corp.. . . . .     13,100      298,680
                                                  -----------
                                                   27,846,382
                                                  -----------

-------------------------------------------------------------
ELECTRONICS (2.6%)
Altera Corp. (b). . . . . . . . . . .     34,800      550,188
Applied Micro Circuits Corp. (b). . .     19,400       86,912
Broadcom Corp. Class A (b). . . . . .     23,709      424,154
Intel Corp. . . . . . . . . . . . . .    549,500   10,110,799
Jabil Circuit, Inc. (b) . . . . . . .     12,000      224,400
KLA-Tencor Corp. (b). . . . . . . . .     17,000      697,000
Linear Technology Corp. . . . . . . .     23,400      806,598
LSI Logic Corp. (b) . . . . . . . . .     22,800      122,208
Maxim Integrated Products, Inc. . . .     27,072    1,063,659
Molex, Inc. . . . . . . . . . . . . .     15,325      357,686
National Semiconductor Corp. (b). . .     13,200      247,236
PMC-Sierra, Inc. (b). . . . . . . . .     19,800      163,350
QLogic Corp. (b). . . . . . . . . . .      8,200      360,718
Sanmina Corp. (b) . . . . . . . . . .     44,096      211,661

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 21

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  S&P  500  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                      PRINCIPAL
                                       AMOUNT       VALUE
------------------------------------------------------------
ELECTRONICS (continued)
Solectron Corp. (b). . . . . . . . .     52,561  $   167,670
Tektronix, Inc. (b). . . . . . . . .      5,900      110,743
Teradyne, Inc. (b) . . . . . . . . .     14,900      172,840
Texas Instruments, Inc.. . . . . . .    141,000    2,607,090
Thomas & Betts Corp. (b) . . . . . .      3,100       49,011
Xilinx, Inc. (b) . . . . . . . . . .     29,600      801,272
                                                 -----------
                                                  19,335,195
                                                 -----------

------------------------------------------------------------
ENTERTAINMENT (0.6%)
Electronic Arts, Inc. (b). . . . . .     12,600      746,802
International Game Technology (b). .      7,300      629,990
Walt Disney Co. (The). . . . . . . .    170,500    3,181,530
                                                 -----------
                                                   4,558,322
                                                 -----------

------------------------------------------------------------
FINANCIAL (3.2%)
American Express Co. . . . . . . . .    109,000    4,126,740
Capital One Financial Corp.. . . . .     19,700      824,839
Comerica, Inc. . . . . . . . . . . .     16,200      704,862
Countrywide Credit Industries, Inc..     12,000      811,200
Fannie Mae . . . . . . . . . . . . .     82,500    5,972,174
Federated Investors, Inc.. . . . . .      9,600      261,984
Golden West Financial Corp.. . . . .     11,400      859,788
Goldman Sachs Group, Inc.. . . . . .     40,500    3,073,950
Lehman Brothers Holdings, Inc. . . .     21,600    1,360,152
MBNA Corp. . . . . . . . . . . . . .    102,931    1,945,396
Providian Financial Corp. (b). . . .     19,100      140,767
Schwab (Charles) Corp. . . . . . . .    106,000      914,780
Washington Mutual, Inc.. . . . . . .     76,597    3,025,582
                                                 -----------
                                                  24,022,214
                                                 -----------

------------------------------------------------------------
FINANCIAL/BANKS (2.9%)
AmSouth Bancorporation . . . . . . .     25,800      543,090
Bank One Corp. . . . . . . . . . . .     96,534    3,480,051
BB&T Corp. . . . . . . . . . . . . .     35,600    1,160,560
Bear Stearns Cos., Inc.. . . . . . .      9,581      640,394
Charter One Financial, Inc.. . . . .     16,305      473,660
Fifth Third Bancorp. . . . . . . . .     49,246    2,427,335
Fleet Boston Corp. . . . . . . . . .     82,428    2,185,991
Huntington Bancshares, Inc.. . . . .     16,544      321,946
KeyCorp. . . . . . . . . . . . . . .     31,300      754,643
National City Corp.. . . . . . . . .     48,200    1,444,072
PNC Bank Corp. . . . . . . . . . . .     25,100    1,101,890
Regions Financial Corp.. . . . . . .     15,000      505,650
SouthTrust Corp. . . . . . . . . . .     31,500      846,122
Suntrust Banks, Inc. . . . . . . . .     23,100    1,321,782
Synovus Financial Corp.. . . . . . .     19,700      383,559
U.S. Bancorp . . . . . . . . . . . .    158,863    3,518,815
Union Planters Corp. . . . . . . . .     12,900      368,166
                                                 -----------
                                                  21,477,726
                                                 -----------

------------------------------------------------------------
FINANCIAL SERVICES (1.5%)
AMBAC Financial Group, Inc.. . . . .      9,300      542,655
First Tennessee National Corp. . . .      8,700      381,060
H&R Block, Inc.. . . . . . . . . . .     16,900      652,678
Janus Capital Group, Inc.. . . . . .     15,400      214,060
John Hancock Financial Services,
  Inc. . . . . . . . . . . . . . . .     21,500      623,930
Marshall & Ilsley Corp.. . . . . . .     15,700      461,894
SLM Corp.. . . . . . . . . . . . . .     13,300    1,489,600
Wells Fargo Co.. . . . . . . . . . .    140,295    6,770,637
                                                 -----------
                                                  11,136,514
                                                 -----------

------------------------------------------------------------
FOOD & BEVERAGE (1.5%)
Anheuser-Busch Cos., Inc.. . . . . .     71,000    3,541,480
General Mills, Inc.. . . . . . . . .     32,100    1,448,031
PepsiCo, Inc.. . . . . . . . . . . .    143,520    6,211,546
                                                 -----------
                                                  11,201,057
                                                 -----------

------------------------------------------------------------
FOOD & RELATED (1.7%)
Altria Group, Inc. . . . . . . . . .    171,503    5,275,431
Archer-Daniels-Midland Co. . . . . .     44,195      489,681
Campbell Soup Co.. . . . . . . . . .     30,100      663,103
ConAgra, Inc.. . . . . . . . . . . .     47,700    1,001,700
Heinz (H.J.) Co. . . . . . . . . . .     31,500      941,220
Hershey Foods Corp.. . . . . . . . .     11,300      737,325
Kellogg Co.. . . . . . . . . . . . .     30,500      998,570
McCormick & Co.. . . . . . . . . . .     11,300      280,127
Sara Lee Corp. . . . . . . . . . . .     62,375    1,046,653
Wrigley (Wm.) Jr. Co.. . . . . . . .     17,500      992,425
                                                 -----------
                                                  12,426,235
                                                 -----------

------------------------------------------------------------
FURNITURE & HOME FURNISHINGS (0.0%)
Leggett & Platt, Inc.. . . . . . . .     12,900      266,385
                                                 -----------

------------------------------------------------------------
GAS/DISTRIBUTION (0.1%)
El Paso Corp.. . . . . . . . . . . .     50,395      377,963
Keyspan Corp.. . . . . . . . . . . .     13,745      465,543
                                                 -----------
                                                     843,506
                                                 -----------

------------------------------------------------------------
GOLD ORES (0.2%)
Freeport-McMoRan Copper & Gold,
  Inc. . . . . . . . . . . . . . . .     12,600      218,106
Newmont Mining Corp. . . . . . . . .     35,900      970,018
                                                 -----------
                                                   1,188,124
                                                 -----------

------------------------------------------------------------
HEALTHCARE (6.2%)
Abbott Laboratories. . . . . . . . .    129,700    5,269,711
Allergan, Inc. . . . . . . . . . . .     11,600      814,900
Bard (C.R.), Inc.. . . . . . . . . .      3,800      240,844
Bausch & Lomb, Inc.. . . . . . . . .      4,800      168,768
Baxter International, Inc. . . . . .     52,000    1,196,000
Becton Dickinson & Co. . . . . . . .     23,100      817,740
Biomet, Inc. . . . . . . . . . . . .     23,450      714,287

--------------------------------------------------------------------------------
22 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT       VALUE
-------------------------------------------------------------
HEALTHCARE (continued)
Bristol-Myers Squibb Co.. . . . . . .    160,700  $ 4,104,278
Cardinal Health, Inc. . . . . . . . .     37,650    2,081,292
Guidant Corp. (b) . . . . . . . . . .     26,900    1,048,831
HCA-The Healthcare Co.. . . . . . . .     44,400    1,425,240
Health Management Associates, Inc.
  Class A. . . . . . . . . . . . . .      17,500      298,550
Humana, Inc. (b). . . . . . . . . . .     14,700      162,435
Johnson & Johnson Co. . . . . . . . .    246,350   13,884,286
King Pharmaceuticals, Inc. (b). . . .     18,492      233,184
Manor Care, Inc. (b). . . . . . . . .      6,400      124,480
McKesson HBOC, Inc. . . . . . . . . .     21,281      590,335
Medtronic, Inc. . . . . . . . . . . .    101,200    4,831,288
Quest Diagnostics, Inc. (b) . . . . .      9,600      573,600
Quintiles Transnational Corp. (b) . .     11,800      165,790
St. Jude Medical, Inc. (b). . . . . .     14,800      776,408
Stryker Corp. . . . . . . . . . . . .     15,500    1,038,655
Tenet Healthcare Corp. (b). . . . . .     39,200      581,728
UnitedHealth Group, Inc.. . . . . . .     25,300    2,330,889
Watson Pharmaceutical, Inc. (b) . . .      9,700      281,979
Wellpoint Health Networks, Inc. (b) .     13,200    1,002,408
                                                  -----------
                                                   46,161,336
                                                  -----------

-------------------------------------------------------------
HOME BUILDING (0.1%)
Fluor Corp. . . . . . . . . . . . . .      5,200      179,764
KB Home . . . . . . . . . . . . . . .      4,700      231,569
Pulte Corp. . . . . . . . . . . . . .      5,000      289,950
                                                  -----------
                                                      701,283
                                                  -----------

-------------------------------------------------------------
HOTELS & CASINOS (0.1%)
Harrah's Entertainment, Inc. (b). . .     10,200      401,778
                                                  -----------

-------------------------------------------------------------
HOTELS/MOTELS (0.4%)
Cendant Corp. (b) . . . . . . . . . .     81,900    1,169,532
Hilton Hotels Corp. . . . . . . . . .     25,800      343,656
Marriott International, Inc. Class A.     17,800      639,198
Starwood Hotels & Resorts
  Worldwide, Inc. . . . . . . . . . .     17,863      479,443
                                                  -----------
                                                    2,631,829
                                                  -----------

-------------------------------------------------------------
INSURANCE (4.2%)
ACE Ltd.. . . . . . . . . . . . . . .     19,500      645,060
Aetna, Inc. . . . . . . . . . . . . .     12,900      642,420
Allstate Corp. (The). . . . . . . . .     56,200    2,123,798
American International Group, Inc.. .    216,378   12,539,105
Anthem, Inc. (b). . . . . . . . . . .     11,824      811,599
AON Corp. . . . . . . . . . . . . . .     23,550      521,868
Chubb Corp. (The) . . . . . . . . . .     15,600      825,084
CIGNA Corp. . . . . . . . . . . . . .     13,200      690,360
Cincinnati Financial Corp.. . . . . .     11,500      423,775
Hartford Financial Services Group . .     22,700      925,252
Lincoln National Corp.. . . . . . . .     16,400      524,144
Loews Corp. . . . . . . . . . . . . .     13,500      557,145
MBIA, Inc.. . . . . . . . . . . . . .     12,500      558,750
MetLife, Inc. . . . . . . . . . . . .     55,600    1,597,388
MGIC Investment Corp. . . . . . . . .      9,700      440,962
Principal Financial Group, Inc. . . .     23,000      669,300
Progressive Corp. (The) . . . . . . .     16,900    1,149,200
Prudential Financial, Inc.. . . . . .     45,100    1,441,847
SAFECO Corp.. . . . . . . . . . . . .     12,300      473,673
St. Paul Cos., Inc. . . . . . . . . .     16,000      549,440
Torchmark Corp. . . . . . . . . . . .      7,700      298,375
Travelers Property Casualty Corp.
  Class B. . . . . . . . . . . . . .      78,847    1,281,264
Unum Provident Corp.. . . . . . . . .     16,257      186,956
XL Capital Ltd. . . . . . . . . . . .     12,200    1,004,060
                                                  -----------
                                                   30,880,825
                                                  -----------

-------------------------------------------------------------
INSURANCE/LIFE (0.2%)
AFLAC, Inc. . . . . . . . . . . . . .     40,700    1,331,297
Jefferson-Pilot Corp. . . . . . . . .      9,600      384,864
                                                  -----------
                                                    1,716,161
                                                  -----------

-------------------------------------------------------------
INSURANCE BROKERS (0.3%)
Marsh & McLennan Cos., Inc. . . . . .     43,000    2,050,240
                                                  -----------

-------------------------------------------------------------
INVESTMENT MANAGEMENT (1.0%)
Franklin Resources, Inc.. . . . . . .     19,400      676,672
Merrill Lynch & Co., Inc. . . . . . .     64,325    2,640,541
Morgan Stanley Dean Witter & Co.. . .     89,876    4,021,951
T. Rowe Price Group, Inc. . . . . . .     12,700      387,604
                                                  -----------
                                                    7,726,768
                                                  -----------

-------------------------------------------------------------
LEISURE PRODUCTS (0.3%)
Brunswick Corp. . . . . . . . . . . .      5,900      128,797
Carnival Corp.. . . . . . . . . . . .     54,400    1,500,896
Hasbro, Inc.. . . . . . . . . . . . .      9,200      147,200
Mattel, Inc.. . . . . . . . . . . . .     36,000      782,640
                                                  -----------
                                                    2,559,533
                                                  -----------

-------------------------------------------------------------
MANUFACTURING (0.6%)
3M Co.. . . . . . . . . . . . . . . .     32,900    4,146,716
Power-One, Inc. (b) . . . . . . . . .      4,200       24,570
                                                  -----------
                                                    4,171,286
                                                  -----------

-------------------------------------------------------------
MANUFACTURING/DIVERSIFIED (0.1%)
American Standard Companies,
  Inc. (b). . . . . . . . . . . . . .      6,400      455,616
PPG Industries, Inc.. . . . . . . . .     12,500      606,375
                                                  -----------
                                                    1,061,991
                                                  -----------

-------------------------------------------------------------
MEDICAL PRODUCTS (0.1%)
Zimmer Holdings, Inc. (b) . . . . . .     17,610      825,909
                                                  -----------

-------------------------------------------------------------
METAL PROCESSORS (0.0%)
Thermo Electron Corp. (b) . . . . . .     11,200      203,504
                                                  -----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 23

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  S&P  500  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                      SHARES OR
                                      PRINCIPAL
                                       AMOUNT       VALUE
------------------------------------------------------------
METALS (0.0%)
Phelps Dodge Corp. (b) . . . . . . .      7,508  $   234,175
                                                 -----------

------------------------------------------------------------
METALS & MINING (0.2%)
Alcoa, Inc.. . . . . . . . . . . . .     67,432    1,546,216
                                                 -----------

------------------------------------------------------------
MORTGAGE/ASSET BACKED OBLIGATIONS (0.5%)
Freddie Mac. . . . . . . . . . . . .     57,700    3,340,830
                                                 -----------

------------------------------------------------------------
MOTOR VEHICLES (0.2%)
Harley-Davidson, Inc.. . . . . . . .     26,600    1,182,104
Navistar International Corp. (b) . .      5,900      164,610
                                                 -----------
                                                   1,346,714
                                                 -----------

------------------------------------------------------------
MULTI-MEDIA (0.7%)
AOL Time Warner, Inc. (b). . . . . .    370,650    5,070,492
Viacom, Inc. Class A (b) . . . . . .      1,000       43,420
                                                 -----------
                                                   5,113,912
                                                 -----------

------------------------------------------------------------
NATURAL GAS (0.1%)
NICOR, Inc.. . . . . . . . . . . . .      6,200      186,372
People's Energy Corp.. . . . . . . .      2,400       93,240
Sempra Energy. . . . . . . . . . . .     17,115      459,367
                                                 -----------
                                                     738,979
                                                 -----------

------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (0.1%)
Xerox Corp. (b). . . . . . . . . . .     51,900      511,734
                                                 -----------

------------------------------------------------------------
OIL & GAS (4.7%)
Amerada Hess Corp. . . . . . . . . .      8,000      361,200
Apache Corp. . . . . . . . . . . . .     14,351      821,595
Ashland, Inc.. . . . . . . . . . . .      4,400      130,460
BJ Services Co. (b). . . . . . . . .     15,100      551,301
ChevronTexaco Corp.. . . . . . . . .     88,593    5,564,526
Conocophillips . . . . . . . . . . .     56,173    2,825,502
Devon Energy Corp. . . . . . . . . .     18,163      858,221
EOG Resources, Inc.. . . . . . . . .      9,700      362,586
Exxon Mobil Corp.. . . . . . . . . .    558,178   19,647,865
Kinder Morgan, Inc.. . . . . . . . .      9,200      432,584
Marathon Oil Corp. . . . . . . . . .     26,600      605,682
Nabors Industries Ltd. (b) . . . . .     13,791      540,607
Noble Corp. (b). . . . . . . . . . .     13,200      408,540
Rowan Cos., Inc. . . . . . . . . . .      9,800      200,900
Sunoco, Inc. . . . . . . . . . . . .      7,700      286,517
Transocean Sedco Forex, Inc. . . . .     21,700      413,385
Unocal Corp. . . . . . . . . . . . .     18,700      517,990
Williams Cos., Inc. (The). . . . . .     39,000      271,050
                                                 -----------
                                                  34,800,511
                                                 -----------

------------------------------------------------------------
OIL & GAS FIELD MACHINERY (0.3%)
Anadarko Petroleum Corp. . . . . . .     19,057      846,131
Burlington Resources, Inc. . . . . .     18,200      842,842
Kerr-McGee Corp. . . . . . . . . . .      9,084      382,527
                                                 -----------
                                                   2,071,500
                                                 -----------

------------------------------------------------------------
OIL EQUIPMENT & SERVICES (0.5%)
Baker Hughes, Inc. . . . . . . . . .     25,670      718,760
Dynegy, Inc. . . . . . . . . . . . .     56,900      250,360
Halliburton Co.. . . . . . . . . . .     39,500      845,695
Schlumberger Ltd.. . . . . . . . . .     47,600    1,995,868
                                                 -----------
                                                   3,810,683
                                                 -----------

------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp.. . . . . . . . .      4,100       94,177
Georgia Pacific Corp.. . . . . . . .     17,963      277,349
International Paper Co.. . . . . . .     38,196    1,365,506
Louisiana-Pacific Corp. (b). . . . .      3,500       28,280
Meadwestvaco Corp. . . . . . . . . .     14,201      335,002
Pactiv Corp. (b) . . . . . . . . . .     10,900      223,668
Temple-Inland, Inc.. . . . . . . . .      4,900      221,970
Weyerhaeuser Co. . . . . . . . . . .     19,600      971,964
                                                 -----------
                                                   3,517,916
                                                 -----------

------------------------------------------------------------
PHARMACEUTICALS (0.8%)
AmerisourceBergen Corp.. . . . . . .     10,100      584,285
MedImmune, Inc. (b). . . . . . . . .     22,100      779,467
Wyeth. . . . . . . . . . . . . . . .    110,000    4,788,300
                                                 -----------
                                                   6,152,052
                                                 -----------

------------------------------------------------------------
PHOTOGRAPHIC (0.1%)
Eastman Kodak Co.. . . . . . . . . .     26,300      786,633
                                                 -----------

------------------------------------------------------------
POLLUTION CONTROL (0.2%)
Allied Waste Industries, Inc. (b). .     13,100      108,730
Waste Management, Inc. . . . . . . .     46,900    1,018,668
                                                 -----------
                                                   1,127,398
                                                 -----------

------------------------------------------------------------
PRINTING & PUBLISHING (0.7%)
American Greetings Corp. Class A (b)      5,000       72,800
Donnelley (R.R.) & Sons Co.. . . . .      7,000      141,120
Dow Jones & Co., Inc.. . . . . . . .      5,400      213,840
Gannett Co., Inc.. . . . . . . . . .     21,200    1,605,264
Knight-Ridder, Inc.. . . . . . . . .      7,300      471,215
McGraw-Hill Cos., Inc. (The) . . . .     17,300    1,010,147
Meredith Corp. . . . . . . . . . . .      3,000      129,660
New York Times Co. (The) Class A . .     11,900      551,922
Tribune Co.. . . . . . . . . . . . .     23,857    1,168,516
                                                 -----------
                                                   5,364,484
                                                 -----------

--------------------------------------------------------------------------------
24 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT       VALUE
---------------------------------------------------------------
RAILROADS (0.4%)
Burlington Northern Santa Fe Corp.. . .     27,600  $   777,216
CSX Corp. . . . . . . . . . . . . . . .     15,600      498,888
Norfolk Southern Corp.. . . . . . . . .     28,200      598,122
Union Pacific Corp. . . . . . . . . . .     22,300    1,327,296
                                                    -----------
                                                      3,201,522
                                                    -----------

---------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.4%)
Apartment Investment &
  Management Co.. . . . . . . . . . . .      9,700      366,272
Equity Office Properties Trust. . . . .     34,000      882,980
Equity Residential Property . . . . . .     23,200      601,112
Plum Creek Timber Co, Inc.. . . . . . .     12,500      290,750
Simon Property Group, Inc.. . . . . . .     16,700      613,224
                                                    -----------
                                                      2,754,338
                                                    -----------

---------------------------------------------------------------
RESTAURANTS (0.4%)
Darden Restaurants, Inc.. . . . . . . .     14,600      255,646
McDonald's Corp.. . . . . . . . . . . .    109,900    1,879,290
Wendy's International, Inc. . . . . . .     10,200      296,208
YUM! Brands, Inc. (b) . . . . . . . . .     20,700      511,290
                                                    -----------
                                                      2,942,434
                                                    -----------

---------------------------------------------------------------
RETAIL (6.2%)
Autozone, Inc. (b). . . . . . . . . . .      8,800      711,128
Bed Bath & Beyond, Inc. (b) . . . . . .     25,800    1,019,358
Best Buy Co., Inc. (b). . . . . . . . .     28,050      969,969
Big Lots, Inc. (b). . . . . . . . . . .     11,200      140,224
Circuit City Stores-Circuit City Group.     18,700      107,151
Costco Wholesale Corp. (b). . . . . . .     39,800    1,378,274
CVS Corp. . . . . . . . . . . . . . . .     31,900      772,299
Dillard's, Inc. Class A . . . . . . . .      5,900       82,482
Dollar General Corp.. . . . . . . . . .     24,010      349,105
Family Dollar Stores, Inc.. . . . . . .     14,300      488,917
Federated Department Stores, Inc. (b) .     16,900      517,478
Gap, Inc. (The) . . . . . . . . . . . .     74,100    1,232,283
Home Depot, Inc.. . . . . . . . . . . .    192,950    5,427,684
Jones Apparel Group, Inc. (b) . . . . .     11,400      325,128
Kohl's Corp. (b). . . . . . . . . . . .     28,900    1,641,520
Limited, Inc. (The) . . . . . . . . . .     39,900      580,146
Lowe's Cos., Inc. . . . . . . . . . . .     63,400    2,782,626
May Department Stores Co. (The) . . . .     22,300      482,126
Nordstrom, Inc. . . . . . . . . . . . .      7,900      136,907
Office Depot, Inc. (b). . . . . . . . .     21,700      274,722
Penney (J.C.) Co., Inc. . . . . . . . .     24,600      419,676
Sears, Roebuck & Co.. . . . . . . . . .     28,000      793,520
Staples, Inc. (b) . . . . . . . . . . .     41,900      797,776
Starbucks Corp. (b) . . . . . . . . . .     34,200      803,358
Target Corp.. . . . . . . . . . . . . .     73,100    2,444,464
Tiffany & Co. . . . . . . . . . . . . .      9,300      257,982
TJX Cos., Inc. (The). . . . . . . . . .     41,000      789,250
Toys 'R' Us, Inc. (b) . . . . . . . . .     17,700      181,425
Wal-Mart Stores, Inc. . . . . . . . . .    366,100   20,618,752
                                                    -----------
                                                     46,525,730
                                                    -----------

---------------------------------------------------------------
RETAIL/FOOD & DRUG (0.7%)
Albertson's, Inc. . . . . . . . . . . .     34,734      689,817
Kroger Co. (b). . . . . . . . . . . . .     58,500      836,550
Safeway, Inc. (b) . . . . . . . . . . .     34,000      565,080
Supervalu, Inc. . . . . . . . . . . . .      7,700      126,819
Walgreen Co.. . . . . . . . . . . . . .     83,200    2,567,552
Winn-Dixie Stores, Inc. . . . . . . . .      9,300      116,529
                                                    -----------
                                                      4,902,347
                                                    -----------

---------------------------------------------------------------
SEMICONDUCTORS (0.5%)
Advanced Micro Devices, Inc. (b). . . .     29,100      216,504
Analog Devices, Inc. (b). . . . . . . .     28,800      953,856
Applied Materials, Inc. (b) . . . . . .    133,500    1,949,100
Micron Technology, Inc. (b) . . . . . .     50,200      426,700
Novellus Systems, Inc. (b). . . . . . .     12,600      353,304
                                                    -----------
                                                      3,899,464
                                                    -----------

---------------------------------------------------------------
SERVICES (0.8%)
Autodesk, Inc.. . . . . . . . . . . . .     10,400      161,824
Deluxe Corp.. . . . . . . . . . . . . .      6,300      277,263
eBay, Inc. (b). . . . . . . . . . . . .     25,200    2,337,804
Equifax, Inc. . . . . . . . . . . . . .      7,500      173,925
IMS Health, Inc.. . . . . . . . . . . .     20,948      322,599
Omnicom Group . . . . . . . . . . . . .     16,400    1,015,160
Paychex, Inc. . . . . . . . . . . . . .     33,075    1,029,956
Robert Half International, Inc. (b) . .      9,800      159,544
Ryder System, Inc.. . . . . . . . . . .      4,100      101,844
Sabre Holdings, Inc.. . . . . . . . . .      7,417      155,089
TMP Worldwide, Inc. (b) . . . . . . . .     12,900      216,333
                                                    -----------
                                                      5,951,341
                                                    -----------

---------------------------------------------------------------
STEEL (0.0%)
Allegheny Teledyne, Inc.. . . . . . . .      4,300       17,845
Nucor Corp. . . . . . . . . . . . . . .      5,700      232,845
Worthington Industries, Inc.. . . . . .      4,600       61,778
                                                    -----------
                                                        312,468
                                                    -----------

---------------------------------------------------------------
TELECOMMUNICATIONS (2.7%)
ADC Telecommunications, Inc. (b). . . .     51,393      122,726
ALLTEL Corp.. . . . . . . . . . . . . .     24,200    1,134,012
Andrew Corp. (b). . . . . . . . . . . .      9,500       72,865
AT&T Corp.. . . . . . . . . . . . . . .     66,566    1,134,950
AT&T Wireless Services, Inc. (b). . . .    218,499    1,411,504
BellSouth Corp. . . . . . . . . . . . .    154,400    3,935,656
CenturyTel, Inc.. . . . . . . . . . . .     10,100      297,445
Comverse Technology, Inc. (b) . . . . .     16,300      213,041
Nextel Communications, Inc. (b) . . . .     82,800    1,224,612
QUALCOMM, Inc.. . . . . . . . . . . . .     64,400    2,053,716
Qwest Communications International,
  Inc. (b). . . . . . . . . . . . . . .    125,511      473,176
SBC Communications, Inc.. . . . . . . .    275,441    6,434,303
Scientific-Atlanta, Inc.. . . . . . . .     10,300      167,375
Sprint Corp. (FON Group). . . . . . . .     71,100      818,361

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 25

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  S&P  500  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT       VALUE
--------------------------------------------------------------
TELECOMMUNICATIONS (continued)
Sprint Corp. (PCS Group) (b). . . . .     73,700  $    257,950
Univision Communications, Inc. (b). .     15,800       478,424
                                                  ------------
                                                    20,230,116
                                                  ------------

--------------------------------------------------------------
TIRE & RUBBER (0.0%)
Cooper Tire & Rubber Co.. . . . . . .      4,900        68,992
Goodyear Tire & Rubber Co.. . . . . .     22,000       125,840
                                                  ------------
                                                       194,832
                                                  ------------

--------------------------------------------------------------
TOBACCO (0.1%)
R.J. Reynolds Tobacco Holdings, Inc..      7,800       219,726
UST, Inc. . . . . . . . . . . . . . .     12,800       401,024
                                                  ------------
                                                       620,750
                                                  ------------

--------------------------------------------------------------
TRANSPORT SERVICES (0.8%)
United Parcel Service, Inc. Class B .     94,400     5,864,128
                                                  ------------

--------------------------------------------------------------
UTILITIES (2.2%)
AES Corp. (The) (b) . . . . . . . . .     35,465       213,145
Allegheny Energy, Inc.. . . . . . . .     14,200       117,860
Ameren Corp.. . . . . . . . . . . . .     14,900       610,602
American Electric Power Co., Inc. . .     31,340       826,749
Calpine Corp. (b) . . . . . . . . . .     35,000       187,950
Centerpoint Energy, Inc.. . . . . . .     20,800       164,320
Cinergy Corp. . . . . . . . . . . . .     16,100       549,654
CMS Energy Corp.. . . . . . . . . . .     18,700       116,501
Consolidated Edison, Inc. . . . . . .     17,800       691,886
Constellation Energy Group, Inc.. . .     10,300       301,584
Dominion Resources, Inc.. . . . . . .     26,667     1,578,153
DTE Energy Co.. . . . . . . . . . . .     15,600       628,992
Duke Power Co.. . . . . . . . . . . .     77,000     1,354,430
Edison International (b). . . . . . .     22,700       331,193
Entergy Corp. . . . . . . . . . . . .     19,800       922,878
FirstEnergy Corp. . . . . . . . . . .     21,848       736,933
Florida Power & Light, Inc. . . . . .     16,300       992,181
NiSource, Inc.. . . . . . . . . . . .     21,927       414,420
PG&E Corp. (b). . . . . . . . . . . .     29,300       438,914
Pinnacle West Capital Corp. . . . . .      7,900       262,438
PP&L Resources, Inc.. . . . . . . . .     11,400       412,680
Progress Energy, Inc. . . . . . . . .     17,900       747,862
Public Service Enterprise Group,
  Inc.. . . . . . . . . . . . . . . .     20,300       780,941
Southern Co.. . . . . . . . . . . . .     56,800     1,652,312
TECO Energy, Inc. . . . . . . . . . .     15,900       171,561
TXU Corp. . . . . . . . . . . . . . .     27,000       537,840
Xcel Energy, Inc. . . . . . . . . . .     28,610       386,807
                                                  ------------
                                                    16,130,786
                                                  ------------

TOTAL COMMON STOCKS                                698,672,572
                                                  ------------

PREFERRED  STOCKS  (0.0%)
--------------------------------------------------------------
CONSUMER NON-DURABLE (0.0%)
Alberto Culver Co. Class B                 3,700      $182,336
                                                     ---------

TOTAL PREFERRED STOCKS                                 182,336
                                                     ---------

U.S.  GOVERNMENT  OBLIGATIONS  (0.6%)
--------------------------------------------------------------
U.S. TREASURY BILLS (0.6%)
  1.22%, 6/19/03 (c). . . . . . . .  $  4,470,00     4,463,090
                                                 -------------

TOTAL U.S. GOVERNMENT OBLIGATIONS.                   4,463,090
                                                 -------------

TOTAL INVESTMENTS
  (COST $847,017,116) (A) - 94.8%                  703,317,998

OTHER ASSETS IN EXCESS OF LIABILITIES
  - 5.2%                                            38,503,031
                                                 -------------

NET ASSETS - 100.0%                               $741,821,029
                                                 -------------
                                                 -------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.

At  April  30,  2003,  the  Fund's  open long futures contracts were as follows:

                                    MARKET
                                     VALUE       UNREALIZED
NUMBER OF  LONG                   COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS  EXPIRATION   CONTRACTS   (DEPRECIATION)
--------------------------------------------------------------

181        S & P 500     6/21/03  $41,453,525  $     1,689,927

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
26 SEMIANNUAL REPORT 2003

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND

Class  A  Shares  symbol:  NMXAX
Class  B  Shares  symbol:  NMXBX
Institutional  Class  symbol:  NMXIX

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 3.62%* versus 3.98% for its benchmark, the S&P MidCap 400 Index.

For broader comparison, the average return for this Fund's peer category (Mid-Cap Core Funds) was 4.79%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MACROECONOMIC  FACTORS  INFLUENCED  PERFORMANCE?

The Fund experienced positive returns in November 2002 followed by months of negative returns and extreme volatility. U.S. equity markets lost ground at the beginning of 2003, then spiked at the start of the war with Iraq. The downtrend returned after investors realized that the conflict might last longer than anticipated, potentially curbing business spending. Markets rebounded in April after news that the combat portion of the war had ended. Despite unstable markets, the Federal Open Market Committee left the target federal funds rate unchanged at 1.25% at its last meeting on March 18, 2003.

LIST  THE  TOP-PERFORMING  AND  WORST-PERFORMING  SECTORS  AND  STOCKS.

Value outperformed growth, with the S&P MidCap 400/Barra Value Index returning 4.36% and the S&P MidCap 400/Barra Growth Index returning 3.63%. Among sectors, nine of the 10 S&P MidCap 400 Index sectors posted a positive return. The top performers were information technology, up 12.52%, and health care, up 11.44%. On an individual security basis, the top performers were Sepracor, Inc., up 124.20%; RSA Security, Inc., up 115.50%; and Retek, Inc., up 97.16%.

The worst-performing sector was materials, down 2.08%, followed by utilities, up only 0.55%. On an individual security basis, the worst performers were Solutia, Inc., down 73.68%; Overture Services, Inc., down 62.50%; and AK Steel Holding Corp., down 59.16%.

WHAT  IS  THE  OUTLOOK  FOR  THIS  FUND?

As uncertainty about the war with Iraq dissipates, the SARS epidemic is taking its place in the news. World Heath Organization advisories have hurt the travel and tourism industries and stunted overall economic growth in some areas, particularly Asia and Canada. In general, U.S. equity markets are improving, although not with the speed or consistency that some observers had anticipated. We are encouraged by the Federal Reserve Board's focus on U.S. productivity growth and its efforts to maintain price stability. We believe that the long-term outlook for the global economy and global equity markets appears favorable. With that in mind, we intend to continue to meet the portfolio's objectives.

PORTFOLIO  MANAGER:  Fund  Asset  Management,  L.P.  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $157,705,318
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                  1 YR.   INCEPTION1
----------------------------------------------------
Class A. . . . . . .  w/o SC2   -18.11%        0.38%
                      w/SC3     -22.81%       -1.38%
----------------------------------------------------
Class B4 . . . . . .  w/o SC2   -18.58%       -0.06%
                      w/SC5     -22.65%       -0.92%
----------------------------------------------------
Institutional Class6            -17.84%        0.85%
----------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Commenced  operations  on  December  29,  1999.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 These returns include performance based on Class A shares, which was achieved prior to the creation of Class B shares (5/25/01). These returns have been restated for sales charges but not for fees applicable to Class B shares, which include a 1.00% 12b-1 fee. Had Class B been in existence for the time periods presented, the performance of Class B would have been lower as a result of the additional expense.
5 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
6    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

            CLASS     S&P
DATE          A     MIDCAP 400   CPI
--------------------------------------
12/29/1999   9,425   10,000     10,000
10/31/2000  11,170   11,807     10,339
10/31/2001   9,766   10,337     10,559
10/31/2002   9,212    9,843     10,772
4/30/2003.   9,545   10,234     11,020

Comparative performance of $10,000 invested in Class A shares of the Nationwide Mid Cap Market Index Fund, the S&P MidCap 400 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The S&P MidCap 400 Index consists of 400 stocks designed to measure performance of the mid cap company economy through changes in the aggregate market value of these 400 stocks which represent all major industries.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 27

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND

COMMON  STOCKS  (95.8%)

                                     SHARES OR
                                     PRINCIPAL
                                      AMOUNT       VALUE
-----------------------------------------------------------
AEROSPACE/DEFENSE (0.2%)
Precision Castparts Corp. . . . . .     11,700  $   323,973
Sequa Corp. (b) . . . . . . . . . .      1,700       52,292
                                                -----------
                                                    376,265
                                                -----------

-----------------------------------------------------------
AGRICULTURAL PRODUCTS (0.1%)
Universal Corp. . . . . . . . . . .      5,700      222,585
                                                -----------

-----------------------------------------------------------
AIRLINES (0.1%)
Alaska Air Group, Inc. (b). . . . .      5,500       98,065
                                                -----------

-----------------------------------------------------------
AMUSEMENT & RECREATION (0.5%)
Callaway Golf Co. . . . . . . . . .     17,000      236,810
International Speedway Corp.. . . .     11,200      440,272
Six Flags, Inc. (b) . . . . . . . .     19,100      112,308
                                                -----------
                                                    789,390
                                                -----------

-----------------------------------------------------------
AUTO PARTS & EQUIPMENT (1.3%)
Arvinmeritor, Inc.. . . . . . . . .     14,300      226,226
Bandag, Inc.. . . . . . . . . . . .      3,900      135,915
BorgWarner Automotive, Inc. . . . .      6,000      352,020
Gentex Corp. (b). . . . . . . . . .     16,700      504,340
Lear Corp. (b). . . . . . . . . . .     14,400      572,256
Modine Manufacturing Co.. . . . . .      7,800      157,560
Superior Industries International,
  Inc.. . . . . . . . . . . . . . .      6,200      245,272
                                                -----------
                                                  2,193,589
                                                -----------

-----------------------------------------------------------
AUTOMOTIVE (0.3%)
Carmax, Inc. (b). . . . . . . . . .     22,100      467,415
                                                -----------

-----------------------------------------------------------
BANKS (9.0%)
Associated Banc Corp. . . . . . . .     16,194      565,818
Astoria Financial Corp. . . . . . .     19,200      480,384
Banknorth Group, Inc. . . . . . . .     34,327      819,729
City National Corp. . . . . . . . .     11,000      452,870
Colonial Bancgroup, Inc.. . . . . .     25,900      329,707
Compass Bancshares, Inc.. . . . . .     27,400      923,928
First Virginia Banks, Inc.. . . . .     15,200      620,920
FirstMerit Corp.. . . . . . . . . .     17,700      362,850
Greater Bay Bancorp . . . . . . . .     11,600      185,600
GreenPoint Financial Corp.. . . . .     20,900      998,184
Hibernia Corp.. . . . . . . . . . .     33,400      605,208
Independence Community Bank
  Corp. . . . . . . . . . . . . . .     12,000      313,800
IndyMac Bancorp, Inc. . . . . . . .     11,500      256,220
M&T Bank Corp.. . . . . . . . . . .     25,700    2,170,879
Mercantile Bankshare Corp.. . . . .     15,150      580,851
National Commerce Financial Co. . .     43,790      890,689
New York Community Bancorp, Inc.. .     22,800      791,616
Provident Financial Group . . . . .     10,920      258,258
Roslyn Bancorp, Inc.. . . . . . . .     17,562      335,083
Silicon Valley Bancshares (b) . . .      8,800      205,744
Sovereign Bancorp, Inc. . . . . . .     55,700      860,565
TCF Financial Corp. . . . . . . . .     16,100      637,560
Webster Financial Corp. . . . . . .      9,700      364,138
West America Bancorp. . . . . . . .      7,020      302,562
Wilmington Trust Corp.. . . . . . .     13,800      371,358
                                                -----------
                                                 14,684,521
                                                -----------

-----------------------------------------------------------
BIOTECHNOLOGY (2.5%)
Gilead Sciences, Inc. (b) . . . . .     42,300    1,951,722
Idec Pharmaceuticals Corp. (b). . .     33,200    1,087,300
Millenium Pharmaceuticals, Inc. (b)     62,763      690,393
Protein Design Labs, Inc. (b) . . .     18,500      183,705
Vertex Pharmaceuticals, Inc. (b). .     15,200      183,464
                                                -----------
                                                  4,096,584
                                                -----------

-----------------------------------------------------------
BROADCASTING (1.3%)
Emmis Communications Corp. (b). . .     11,900      225,743
Entercom Communications Corp.
  (b) . . . . . . . . . . . . . . .     10,900      529,631
Hispanic Broadcasting Corp. (b) . .     23,200      595,080
Westwood One, Inc. (b). . . . . . .     23,000      802,700
                                                -----------
                                                  2,153,154
                                                -----------

-----------------------------------------------------------
BUSINESS SERVICES (3.2%)
Acxiom Corp. (b). . . . . . . . . .     19,800      276,408
Catalina Marketing Corp. (b). . . .     11,900      212,177
Ceridian Corp. (b). . . . . . . . .     31,500      439,425
Checkfree Corp. (b) . . . . . . . .     16,800      463,176
CSG Systems International, Inc. (b)     10,700      112,671
DST Systems, Inc. (b) . . . . . . .     25,500      782,850
Fair Issac Corp.. . . . . . . . . .     10,800      562,464
First American Financial Corp.. . .     15,200      402,800
Gartner Group, Inc. (b) . . . . . .     17,000      133,280
Harte-Hanks, Inc. . . . . . . . . .     19,100      343,800
Kelly Services, Inc.. . . . . . . .      7,275      168,416
Korn/Ferry International (b). . . .      7,400       50,912
Manpower, Inc.. . . . . . . . . . .     16,900      555,672
MPS Group, Inc. (b) . . . . . . . .     19,200      129,600
Overture Services, Inc. (b) . . . .     13,200      141,240
The BISYS Group, Inc. (b) . . . . .     25,400      428,752
                                                -----------
                                                  5,203,643
                                                -----------

-----------------------------------------------------------
CHEMICALS (2.4%)
Airgas, Inc. (b). . . . . . . . . .     15,100      305,473
Albemarle Corp. . . . . . . . . . .      8,600      232,200
Cabot Corp. . . . . . . . . . . . .     12,900      359,523
Crompton Corp.. . . . . . . . . . .     25,000      160,500
Cytec Industries, Inc. (b). . . . .      8,700      278,487
Ferro Corp. . . . . . . . . . . . .      8,300      196,212
FMC Corp. (b) . . . . . . . . . . .      7,200      130,464
IMC Global, Inc.. . . . . . . . . .     25,500      231,030
Lubrizol Corp.. . . . . . . . . . .     10,800      341,388
Lyondell Chemical Co. . . . . . . .     34,800      506,340

--------------------------------------------------------------------------------
28 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT      VALUE
---------------------------------------------------------------
CHEMICALS (continued)
Minerals Technologies, Inc.. . . . . . .      4,600  $  203,550
Olin Corp. . . . . . . . . . . . . . . .     12,000     217,440
RPM, Inc.. . . . . . . . . . . . . . . .     23,100     285,516
Solutia, Inc.. . . . . . . . . . . . . .      3,800       5,168
Valspar Corp.. . . . . . . . . . . . . .     10,600     457,814
                                                     ----------
                                                      3,911,105
                                                     ----------

---------------------------------------------------------------
COMMUNICATION EQUIPMENT (2.0%)
Adtran, Inc. (b) . . . . . . . . . . . .      8,200     331,936
Advanced Fibre Communications,
  Inc. (b) . . . . . . . . . . . . . . .     18,500     283,050
Broadwing, Inc. (b). . . . . . . . . . .     46,000     212,980
CommScope, Inc. (b). . . . . . . . . . .     10,900      93,413
Harris Corp. . . . . . . . . . . . . . .     14,600     416,976
L-3 Communications Holdings, Inc.
  (b). . . . . . . . . . . . . . . . . .     20,600     914,640
Plantronics, Inc. (b). . . . . . . . . .      8,400     155,400
Polycom, Inc. (b). . . . . . . . . . . .     22,200     218,004
Powerwave Technologies, Inc. (b) . . . .     10,900      43,818
Price Communications Corp. (b) . . . . .     11,100     135,531
Telephone & Data Systems, Inc. . . . . .     12,500     538,625
                                                     ----------
                                                      3,344,373
                                                     ----------

---------------------------------------------------------------
COMPUTER HARDWARE (0.7%)
Infocus Corp. (b). . . . . . . . . . . .      6,900      30,981
Keane, Inc. (b). . . . . . . . . . . . .     13,400     129,176
National Instruments Corp. (b) . . . . .     11,300     362,504
Quantum Corp. (b). . . . . . . . . . . .     35,900     123,855
Storage Technology Corp. (b) . . . . . .     23,000     568,560
                                                     ----------
                                                      1,215,076
                                                     ----------

---------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (4.2%)
3COM Corp. (b) . . . . . . . . . . . . .     79,200     411,840
Activision, Inc. (b) . . . . . . . . . .     14,700     224,910
Advent Software, Inc. (b). . . . . . . .      7,569      95,294
Affiliated Computer Services, Inc. (b) .     28,800   1,373,759
Ascential Software Corp. (b) . . . . . .     50,315     193,210
Avocent Corp. (b). . . . . . . . . . . .      9,900     293,238
Cadence Design Systems, Inc. (b) . . . .     57,500     657,225
Henry (Jack) & Associates, Inc.. . . . .     18,400     239,752
Internet Security, Inc. (b). . . . . . .     10,100     132,512
Investment Technology Group, Inc.
  (b). . . . . . . . . . . . . . . . . .      9,707     138,713
Legato Systems, Inc. (b) . . . . . . . .     26,300     155,696
Macromedia, Inc. (b) . . . . . . . . . .     13,000     163,930
Macrovision Corp. (b). . . . . . . . . .     10,000     176,700
McDATA Corp. (b) . . . . . . . . . . . .     22,600     239,108
Mentor Graphics Corp. (b). . . . . . . .     12,400     129,208
Network Associates, Inc. (b) . . . . . .     33,300     380,619
Retek, Inc. (b). . . . . . . . . . . . .      9,900      61,875
RSA Security, Inc. (b) . . . . . . . . .     13,000     124,670
SanDisk Corp. (b). . . . . . . . . . . .     15,200     367,840
Sybase, Inc. (b) . . . . . . . . . . . .     19,900     254,720
Synopsys, Inc. (b) . . . . . . . . . . .     16,100     783,104
The Titan Corp. (b). . . . . . . . . . .     15,870     127,436
Transaction Systems Architects, Inc
  (b). . . . . . . . . . . . . . . . . .      4,600      31,970
Wind River Systems, Inc. (b) . . . . . .     11,100      36,741
                                                     ----------
                                                      6,794,070
                                                     ----------

---------------------------------------------------------------
CONSTRUCTION (2.1%)
Clayton Homes, Inc.. . . . . . . . . . .     30,100     373,541
Dycom Industries, Inc. (b) . . . . . . .      9,800     108,192
Granite Construction, Inc. . . . . . . .      7,900     132,720
Horton (D.R.), Inc.. . . . . . . . . . .     31,250     740,625
Jacobs Engineering Group, Inc. (b) . . .     12,100     497,915
Lennar Corp. . . . . . . . . . . . . . .     15,620     847,229
Martin Marietta Materials, Inc.. . . . .     10,900     322,313
Toll Brothers, Inc. (b). . . . . . . . .     15,600     362,700
                                                     ----------
                                                      3,385,235
                                                     ----------

---------------------------------------------------------------
CONSUMER & COMMERCIAL SERVICES (2.0%)
Career Education Corp. (b) . . . . . . .     10,100     607,313
Corinthian Colleges, Inc. (b). . . . . .      9,600     439,584
DeVry, Inc. (b). . . . . . . . . . . . .     14,700     340,158
Dun & Bradstreet Corp. (b) . . . . . . .     15,800     597,240
Pittston Brink's Group . . . . . . . . .     11,200     142,800
Quanta Services, Inc. (b). . . . . . . .     15,500      53,475
Rollins, Inc.. . . . . . . . . . . . . .      9,350     226,457
Sotheby's Holdings, Inc. (b) . . . . . .     12,600     110,754
Sylvan Learning Systems, Inc. (b). . . .      9,000     157,860
United Rentals, Inc. (b) . . . . . . . .     14,900     153,470
Viad Corp. . . . . . . . . . . . . . . .     18,600     374,046
                                                     ----------
                                                      3,203,157
                                                     ----------

---------------------------------------------------------------
CONSUMER PRODUCTS (2.6%)
Blyth Industries, Inc. . . . . . . . . .      9,600     253,248
Choicepoint, Inc. (b). . . . . . . . . .     18,000     635,040
Church & Dwight, Inc.. . . . . . . . . .      8,300     261,201
Dial Corp. . . . . . . . . . . . . . . .     20,000     416,600
Education Management Corp. (b) . . . . .      7,800     380,796
Energizer Holdings, Inc. (b) . . . . . .     18,500     533,170
Furniture Brands International, Inc. (b)     12,500     296,875
Lancaster Colony Corp. . . . . . . . . .      7,600     324,748
Mohawk Industries Co. (b). . . . . . . .     14,500     804,315
Timberland Co., Class A (b). . . . . . .      8,100     404,919
                                                     ----------
                                                      4,310,912
                                                     ----------

---------------------------------------------------------------
CONTAINERS/PACKAGING (0.5%)
Packaging Corp. of America (b) . . . . .     22,000     413,820
Sonoco Products Co.. . . . . . . . . . .     20,400     445,740
                                                     ----------
                                                        859,560
                                                     ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 29

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                     SHARES OR
                                     PRINCIPAL
                                      AMOUNT       VALUE
-----------------------------------------------------------
ELECTRONICS (4.2%)
Arrow Electronics, Inc. (b) . . . .     21,200  $   357,856
Atmel Corp. (b) . . . . . . . . . .     91,200      167,808
Avnet, Inc. (b) . . . . . . . . . .     25,198      321,275
Cabot Microelectronics Corp. (b). .      5,368      232,005
Credence Systems Corp. (b). . . . .     12,600       89,460
Cree, Inc. (b). . . . . . . . . . .     15,588      310,981
Cypress Semiconductor Corp. (b) . .     27,400      238,928
Hubbell, Inc. . . . . . . . . . . .     12,500      401,250
Integrated Device Technology, Inc.
  (b) . . . . . . . . . . . . . . .     23,000      237,590
International Rectifier Corp. (b) .     13,500      305,370
Intersil Corp. (b). . . . . . . . .     29,900      553,150
Kemet Corp. (b) . . . . . . . . . .     18,000      165,060
Lam Research Corp. (b). . . . . . .     26,700      387,951
Lattice Semiconductor Corp. (b) . .     23,600      204,848
LTX Corp. (b) . . . . . . . . . . .     10,800       72,900
Micrel, Inc. (b). . . . . . . . . .     19,100      223,661
Microchip Technology, Inc.. . . . .     44,212      919,166
Newport Corp. (b) . . . . . . . . .      7,800      100,784
Plexus Corp. (b). . . . . . . . . .      9,800       99,764
RF Micro Devices, Inc. (b). . . . .     40,600      192,850
Semtech Corp. (b) . . . . . . . . .     14,710      233,889
SPX Corp. (b) . . . . . . . . . . .     17,600      594,880
TriQuint Semiconductor, Inc. (b). .     24,405       85,662
Vishay Intertechnology, Inc. (b). .     33,950      424,375
                                                 ----------
                                                  6,921,463
                                                 ----------

-----------------------------------------------------------
ENVIRONMENTAL SERVICES (0.5%)
Republic Services, Inc. (b) . . . .     34,900      748,954
                                                 ----------

-----------------------------------------------------------
FINANCIAL SERVICES (3.8%)
Americredit Corp. (b) . . . . . . .     32,200      218,638
Bank of Hawaii Corp.. . . . . . . .     13,400      441,664
Certegy, Inc. (b) . . . . . . . . .     14,000      349,860
Commerce Bancorp, Inc.. . . . . . .     14,800      601,916
E*TRADE Group, Inc. (b) . . . . . .     76,900      422,950
Eaton Vance Corp. . . . . . . . . .     14,600      435,080
Edwards (A.G.), Inc.. . . . . . . .     17,600      525,008
Investors Financial Services Corp..     14,384      313,715
Labranche & Co., Inc. . . . . . . .     13,200      218,856
Legg Mason, Inc.. . . . . . . . . .     14,000      760,200
Neuberger Berman, Inc.. . . . . . .     14,800      454,360
PMI Group, Inc. . . . . . . . . . .     19,800      610,236
SEI Corp. . . . . . . . . . . . . .     22,600      595,058
Waddell & Reed Financial, Inc.. . .     16,800      336,000
                                                 ----------
                                                  6,283,541
                                                 ----------

-----------------------------------------------------------
FOOD & BEVERAGE (3.9%)
Constellation Brands, Inc. (b). . .     19,900      533,519
Dean Foods Co. (b). . . . . . . . .     19,972      869,380
Dreyer's Grand Ice Cream, Inc.. . .      7,679      490,535
Hormel Foods Corp.. . . . . . . . .     29,400      676,494
Interstate Bakeries Corp. . . . . .     10,300      107,841
Krispy Kreme Doughnuts, Inc. (b). .     11,900      386,512
PepsiAmericas, Inc. . . . . . . . .     31,700      395,933
Sensient Technologies Corp. . . . .     10,700      236,470
Smithfield Foods, Inc. (b). . . . .     23,200      454,720
Smucker (J.M.) Co.. . . . . . . . .     11,012      399,515
Tootsie Roll Industries, Inc. . . .     11,169      323,678
Tyson Foods, Inc. . . . . . . . . .     76,190      733,710
Whole Foods Market, Inc. (b). . . .     12,800      759,808
                                                 ----------
                                                  6,368,115
                                                 ----------

-----------------------------------------------------------
GAMING (0.8%)
GTECH Holdings Corp. (b). . . . . .     12,400      417,508
Mandalay Resort Group (b) . . . . .     14,500      383,090
Park Place Entertainment, Inc. (b).     63,700      473,928
                                                  1,274,526

-----------------------------------------------------------
HEALTHCARE (10.0%)
AdvancePCS (b). . . . . . . . . . .     19,800      595,188
Apogent Technologies, Inc. (b). . .     22,400      384,832
Apria Healthcare Group, Inc. (b). .     11,500      269,675
Barr Laboratories, Inc. (b) . . . .     14,350      797,860
Beckman Coulter, Inc. . . . . . . .     13,500      524,745
Charles River Laboratories
  International, Inc. (b) . . . . .     10,000      271,500
Community Health Systems, Inc. (b).     19,300      366,700
Covance, Inc. (b) . . . . . . . . .     13,400      237,582
Coventry Health Care, Inc. (b). . .     12,800      522,496
Cytyc Corp. (b) . . . . . . . . . .     25,500      336,600
Dentsply International, Inc.. . . .     17,200      644,140
Edwards Lifesciences Corp. (b). . .     12,600      363,762
Express Scripts, Inc. (b) . . . . .     17,000    1,002,320
First Health Group Corp. (b). . . .     21,000      526,050
Health Net, Inc. (b). . . . . . . .     26,400      688,776
ICN Pharmaceuticals, Inc. . . . . .     18,900      165,375
IVAX Corp. (b). . . . . . . . . . .     41,475      666,503
LifePoint Hospitals, Inc. (b) . . .      9,000      175,680
Lincare Holdings, Inc. (b). . . . .     23,200      704,584
Mylan Laboratories, Inc.. . . . . .     39,950    1,129,386
Omnicare, Inc.. . . . . . . . . . .     20,400      541,008
Oxford Health Plans, Inc. (b) . . .     17,800      521,006
PacifiCare Health Systems, Inc. (b)      8,100      257,904
Patterson Dental Co. (b). . . . . .     14,900      598,533
Perrigo Co. . . . . . . . . . . . .     14,400      221,184
Pharmaceutical Resources, Inc. (b).      7,200      316,440
Schein (Henry), Inc. (b). . . . . .      9,700      418,555
Sepracor, Inc. (b). . . . . . . . .     18,500      354,275
SICOR, Inc. (b) . . . . . . . . . .     24,800      444,664
Steris Corp. (b). . . . . . . . . .     15,400      349,580
Triad Hospitals, Inc. (b) . . . . .     16,633      366,092
Universal Health Services, Inc. (b)     13,400      518,178
Varian Medical Systems, Inc. (b). .     14,900      802,514
Visx, Inc. (b). . . . . . . . . . .      9,600      150,336
                                                 ----------
                                                 16,234,023
                                                 ----------

--------------------------------------------------------------------------------
30 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE
----------------------------------------------------------
HOTELS & LODGING (0.1%)
Extended Stay America, Inc. (b). .     19,600  $   232,456
                                               -----------

----------------------------------------------------------
INSURANCE (4.7%)
Allmerica Financial Corp. (b). . .     10,700      163,710
American Financial Group, Inc. . .     14,500      321,610
AmerUs Group Co. . . . . . . . . .      8,800      230,472
Brown & Brown, Inc.. . . . . . . .     14,700      525,819
Everest Re Group Ltd.. . . . . . .     12,000      835,800
Fidelity National Financial, Inc..     22,120      760,928
Gallagher (Arthur J.) & Co.. . . .     18,600      464,814
HCC Insurance Holdings, Inc. . . .     13,800      379,500
Horace Mann Educators Corp.. . . .      8,700      128,499
Leucadia National Corp.. . . . . .     12,300      468,630
Mony Group, Inc. . . . . . . . . .      9,500      220,685
Ohio Casualty Corp. (b). . . . . .     13,720      171,843
Old Republic International Corp. .     25,700      786,420
Protective Life Corp.. . . . . . .     14,500      416,585
Radian Group, Inc. . . . . . . . .     19,900      790,030
Stancorp Financial Group, Inc. . .      6,200      332,940
Unitrin, Inc.. . . . . . . . . . .     14,200      350,882
W.R. Berkley Corp. . . . . . . . .      8,500      394,740
                                               -----------
                                                 7,743,907
                                               -----------

----------------------------------------------------------
MACHINERY (0.3%)
AGCO Corp. (b) . . . . . . . . . .     16,600      302,286
Tecumseh Products Co.. . . . . . .      4,200      169,008
                                               -----------
                                                   471,294
                                               -----------

----------------------------------------------------------
MANUFACTURING (2.6%)
Ametek, Inc. . . . . . . . . . . .      7,400      278,980
Carlisle Cos., Inc.. . . . . . . .      6,600      299,376
Diebold, Inc.. . . . . . . . . . .     15,400      615,692
Donaldson Co., Inc.. . . . . . . .      9,200      367,264
Federal Signal Corp. . . . . . . .     10,800      186,624
Flowserve Corp. (b). . . . . . . .     11,100      171,384
Harsco Corp. . . . . . . . . . . .      8,500      292,995
Hillenbrand Industry, Inc. . . . .     13,100      653,690
Nordson Corp.. . . . . . . . . . .      6,900      174,294
Pentair, Inc.. . . . . . . . . . .     10,400      400,816
Teleflex, Inc. . . . . . . . . . .      8,200      314,798
Trinity Industries, Inc. . . . . .      9,300      153,915
Varian, Inc. (b) . . . . . . . . .      7,100      224,431
York International Corp. . . . . .      8,100      193,590
                                               -----------
                                                 4,327,849
                                               -----------

----------------------------------------------------------
METALS (0.2%)
AK Steel Holding Corp. (b) . . . .     25,000       73,000
Carpenter Technology Corp. . . . .      4,000       52,240
Kennametal, Inc. . . . . . . . . .      7,900      248,771
                                               -----------
                                                   374,011
                                               -----------

----------------------------------------------------------
MINING (0.3%)
Arch Coal, Inc.. . . . . . . . . .     11,700      211,536
Peabody Energy Corp. . . . . . . .     11,000      309,100
                                               -----------
                                                   520,636
                                               -----------

----------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (0.8%)
HON Industries, Inc. . . . . . . .     12,370      365,905
Miller (Herman), Inc.. . . . . . .     16,400      286,836
Reynolds & Reynolds Co.. . . . . .     14,200      409,102
Wallace Computer Services, Inc.. .      9,500      248,235
                                               -----------
                                                 1,310,078
                                               -----------

----------------------------------------------------------
OIL & GAS (6.6%)
Cooper Cameron Corp. (b) . . . . .     11,940      571,448
ENSCO International, Inc.. . . . .     32,600      828,040
FMC Technologies, Inc. (b) . . . .     13,657      257,025
Forest Oil Corp. (b) . . . . . . .     10,500      218,190
Grant Prideco, Inc. (b). . . . . .     25,300      288,673
Hanover Compressor Co. (b) . . . .     13,800      116,058
Helmerich & Payne, Inc.. . . . . .     11,200      288,176
Murphy Oil Corp. . . . . . . . . .     20,000      833,000
National-Oilwell, Inc. (b) . . . .     17,700      371,523
Noble Energy, Inc. . . . . . . . .     12,700      421,640
Patterson-UTI Energy, Inc. (b) . .     17,500      579,075
Pioneer Natural Resources Co. (b).     25,200      602,784
Pogo Producing Co. . . . . . . . .     13,000      514,800
Pride International, Inc. (b). . .     28,300      439,216
Smith International, Inc. (b). . .     22,200      789,432
Tidewater, Inc.. . . . . . . . . .     13,400      360,460
Valero Energy Corp.. . . . . . . .     24,500      900,375
Varco International, Inc. (b). . .     20,352      357,992
Weatherford International Ltd. (b)     28,300    1,138,508
XTO Energy, Inc. . . . . . . . . .     38,299      746,831
                                               -----------
                                                10,623,246
                                               -----------

----------------------------------------------------------
PAPER & FOREST PRODUCTS (0.7%)
Bowater, Inc.. . . . . . . . . . .     12,200      474,946
Glatfelter (P.H.) & Co.. . . . . .      9,300      106,485
Longview Fibre Co. . . . . . . . .      8,300       63,329
Potlatch Corp. . . . . . . . . . .      6,000      143,100
Rayonier, Inc. . . . . . . . . . .      6,200      312,232
Wausau-Mosinee Paper Corp. . . . .      9,300       98,952
                                               -----------
                                                 1,199,044
                                               -----------

----------------------------------------------------------
PHOTOGRAPHY/IMAGING (0.2%)
Imation Corp. (b). . . . . . . . .      7,400      253,820
                                               -----------

----------------------------------------------------------
PUBLISHING & PRINTING (2.2%)
Banta Corp.. . . . . . . . . . . .      5,800      180,090
Belo (A.H.) Corp.. . . . . . . . .     23,900      537,989
Lee Enterprises, Inc.. . . . . . .      9,300      333,591

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 31

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                         PRINCIPAL
                                          AMOUNT      VALUE
--------------------------------------------------------------
PUBLISHING & PRINTING (continued)
Media General, Inc. . . . . . . . . . .      5,100  $  280,296
Readers Digest Association. . . . . . .     20,500     246,000
Scholastic Corp. (b). . . . . . . . . .      8,700     247,167
Valassis Communications, Inc. (b) . . .     11,600     308,560
Washington Post Co. . . . . . . . . . .      2,040   1,487,160
                                                    ----------
                                                     3,620,853
                                                    ----------

--------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (1.6%)
AMB Property Corp.. . . . . . . . . . .     18,200     496,860
Hospitality Properties Trust. . . . . .     13,800     397,578
Liberty Property Trust. . . . . . . . .     16,800     525,672
Mack-Cali Realty Corp.. . . . . . . . .     12,700     400,812
New Plan Excel Realty Trust . . . . . .     21,000     419,580
United Dominion Realty Trust, Inc.. . .     22,500     375,525
                                                    ----------
                                                     2,616,027
                                                    ----------

--------------------------------------------------------------
RESTAURANTS (1.7%)
Applebee's International, Inc.. . . . .     12,300     337,020
Bob Evans Farms, Inc. . . . . . . . . .      7,900     200,423
Brinker International, Inc. (b) . . . .     20,650     655,638
CBRL Group, Inc.. . . . . . . . . . . .     11,000     350,680
Cheesecake Factory, Inc. (The) (b). . .     11,100     350,649
Outback Steakhouse, Inc.. . . . . . . .     16,200     578,988
Ruby Tuesday, Inc.. . . . . . . . . . .     14,300     281,710
                                                    ----------
                                                     2,755,108
                                                    ----------

--------------------------------------------------------------
RETAIL (6.0%)
99 Cents Only Stores (b). . . . . . . .     14,933     439,926
Abercrombie & Fitch Co. (b) . . . . . .     21,133     694,853
American Eagle Outfitters Ltd. (b). . .     15,717     275,048
Barnes & Noble, Inc. (b). . . . . . . .     13,500     265,950
BJ's Wholesale Club, Inc. (b) . . . . .     15,400     217,448
Borders Group, Inc. (b) . . . . . . . .     16,600     265,600
CDW Computer Centers, Inc. (b). . . . .     18,300     780,312
Chico's FAS, Inc. (b) . . . . . . . . .     18,000     438,120
Claire's Stores, Inc. . . . . . . . . .     10,500     272,895
Coach, Inc. (b) . . . . . . . . . . . .     19,202     835,478
Copart, Inc. (b). . . . . . . . . . . .     20,800     175,552
Dollar Tree Stores, Inc. (b). . . . . .     24,950     634,978
Fastenal Co.. . . . . . . . . . . . . .     16,600     574,194
Longs Drug Stores Corp. . . . . . . . .      8,700     134,763
Michael's Stores, Inc. (b). . . . . . .     14,800     462,352
Nieman Marcus Group, Inc. (b) . . . . .     10,000     320,500
Payless Shoesource, Inc. (b). . . . . .     15,215     241,310
Petsmart, Inc. (b). . . . . . . . . . .     30,500     461,465
Pier 1 Imports, Inc.. . . . . . . . . .     20,500     380,480
Ross Stores, Inc. . . . . . . . . . . .     17,000     644,300
Ruddick Corp. . . . . . . . . . . . . .      8,500     113,135
Saks, Inc. (b). . . . . . . . . . . . .     30,000     268,500
Tech Data Corp. (b) . . . . . . . . . .     12,400     297,600
Williams Sonoma, Inc. (b) . . . . . . .     25,400     657,352
                                                    ----------
                                                     9,852,111
                                                    ----------

--------------------------------------------------------------
SEMICONDUCTORS (0.4%)
Fairchild Semiconductor International,
  Inc. (b). . . . . . . . . . . . . . .     24,700     293,189
Silicon Laboratories, Inc. (b). . . . .     10,200     290,190
                                                    ----------
                                                       583,379
                                                    ----------

--------------------------------------------------------------
SHIPPING/TRANSPORTATION (2.3%)
Airborne, Inc.. . . . . . . . . . . . .     10,800     214,488
Alexander & Baldwin, Inc. . . . . . . .      8,400     224,364
CNF Transportation, Inc.. . . . . . . .     10,900     330,706
EGL, Inc. (b) . . . . . . . . . . . . .      9,700     155,588
Expeditors International of
  Washington, Inc.. . . . . . . . . . .     22,700     825,350
GATX Corp.. . . . . . . . . . . . . . .     11,100     209,124
J.B. Hunt Transport Services, Inc. (b).      8,700     300,585
Overseas Shipholding Group, Inc.. . . .      7,000     131,670
Robinson (C.H.) Worldwide, Inc. . . . .     18,500     680,615
Swift Transportation Co., Inc. (b). . .     18,510     335,401
Werner Enterprises, Inc.. . . . . . . .     14,200     320,778
                                                    ----------
                                                     3,728,669
                                                    ----------

--------------------------------------------------------------
TEXTILES/APPAREL (0.0%)
Unifi, Inc. (b) . . . . . . . . . . . .      8,800      52,360
                                                    ----------

--------------------------------------------------------------
UTILITIES (6.9%)
AGL Resources, Inc. . . . . . . . . . .     13,800     355,074
Allete, Inc.. . . . . . . . . . . . . .     18,071     429,367
Alliant Energy Corp.. . . . . . . . . .     19,200     337,152
Aquila, Inc.. . . . . . . . . . . . . .     42,637     118,531
Black Hills Corp. . . . . . . . . . . .      6,200     176,576
DPL, Inc. . . . . . . . . . . . . . . .     27,570     381,569
DQE, Inc. . . . . . . . . . . . . . . .     16,800     228,480
Energy East Corp. . . . . . . . . . . .     31,800     579,396
Equitable Resources, Inc. . . . . . . .     13,500     518,670
Great Plains Energy, Inc. . . . . . . .     15,300     400,401
Hawaiian Electric Industries, Inc.. . .      8,100     334,935
Idacorp, Inc. . . . . . . . . . . . . .      8,600     220,074
MDU Resources Group, Inc. . . . . . . .     15,100     449,376
National Fuel Gas Co. . . . . . . . . .     16,900     396,474
Northeast Utilities . . . . . . . . . .     30,000     447,600
NSTAR . . . . . . . . . . . . . . . . .     11,200     483,840
Oklahoma Gas & Electric Co. . . . . . .     17,500     314,125
ONEOK, Inc. . . . . . . . . . . . . . .     16,200     307,314
Pepco Holdings, Inc.. . . . . . . . . .     34,694     596,043
Philadelphia Suburban Corp. . . . . . .     13,600     308,040
PNM, Inc. . . . . . . . . . . . . . . .      8,100     179,739
Puget Energy, Inc.. . . . . . . . . . .     19,600     413,952
Questar Corp. . . . . . . . . . . . . .     17,400     525,480
Scana Corp. . . . . . . . . . . . . . .     23,579     748,397
Sierra Pacific Resources (b). . . . . .     23,700      87,453
Vectren, Inc. . . . . . . . . . . . . .     14,200     330,150
Westar Energy, Inc. . . . . . . . . . .     16,150     227,069
Western Gas Resources, Inc. . . . . . .      7,400     271,432
WGL Holdings, Inc.. . . . . . . . . . .      9,800     264,404
Wisconsin Energy Corp.. . . . . . . . .     24,700     650,351

--------------------------------------------------------------------------------
32 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT      VALUE
--------------------------------------------------------------
UTILITIES (continued)
WPS Resources Corp. . . . . . . . . .      7,100  $    286,130
                                                  ------------
                                                    11,367,594
                                                  ------------

TOTAL COMMON STOCKS                                156,771,763
                                                  ------------

U.S.  GOVERNMENT  OBLIGATIONS  (0.6%)
--------------------------------------------------------------
U.S.TREASURY BILLS (0.6%)
  1.215%, 6/19/03 (c). . . . . . . . .  $935,000       933,555
                                                  ------------

TOTAL U.S. GOVERNMENT OBLIGATIONS. . .                 933,555
                                                  ------------

TOTAL INVESTMENTS (COST
  $163,388,454) (A) - 96.4%. . . . . .             157,705,318

OTHER ASSETS IN EXCESS OF LIABILITIES
  - 3.6%. . . . . . . . . . . . . . .                5,932,373
                                                  ------------

NET ASSETS - 100.0%. . . . . . . . .              $163,637,691
                                                  ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.

At  April  30,  2003,  the  Fund's  open long futures contracts were as follows:

                                      MARKET
                                       VALUE       UNREALIZED
NUMBER OF  LONG                     COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS    EXPIRATION   CONTRACTS   (DEPRECIATION)
----------------------------------------------------------------
29         S&P Mid Cap     6/19/03  $ 6,361,875  $       207,695
           400

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 33

NATIONWIDE  SMALL  CAP  INDEX  FUND

Class  A  Shares  symbol:  NSXAX
Class  B  Shares  symbol:  NSCBX
Institutional  Class  symbol:  NSXIX

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 7.15%* versus 7.55% for its benchmark, the Russell 2000 Index.

For broader comparison, the average return for this Fund's peer category (Small-Cap Core Funds) was 5.55%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MACROECONOMIC  FACTORS  INFLUENCED  PERFORMANCE?

The Fund experienced positive returns in November 2002 followed by months of negative returns and extreme volatility. U.S. equity markets lost ground at the beginning of 2003, then spiked at the start of the war with Iraq. The downtrend returned after investors realized that the conflict might last longer than anticipated, potentially curbing business spending. Markets rebounded in April after news that the combat portion of the war had ended. Despite unstable markets, the Federal Open Market Committee left the target federal funds rate unchanged at 1.25% at its last meeting on March 18, 2003.

LIST  THE  TOP-PERFORMING  AND  WORST-PERFORMING  SECTORS  AND  STOCKS.

The performance of small-cap value and small-cap growth equities remained very similar. The Russell 2000 Value Index returned 7.44%, slightly underperforming the Russell 2000 Growth Index, which returned 7.65%. Among sectors, 10 of the 12 Russell sectors posted positive returns. Integrated oils was the top performer, up 62.94%, followed by technology, with a return of 15.17%. On an individual security basis, the top performers were Sonus Networks, Inc., up 764.90%; American Tower Corp., up 414.70%; and Align Technology, Inc., up 333.50%.

The worst-performing sectors were consumer staples, down 5.45%, and the category of other, down 5.04%. On an individual security basis, the worst performers were MCSi Inc., down 98.13%; SONICblue, Inc., down 95.32%; and F.A.O., Inc., down 92.66%.

WHAT  IS  THE  OUTLOOK  FOR  THIS  FUND?

As uncertainty about the war with Iraq dissipates, the SARS epidemic is taking its place in the news. World Heath Organization advisories have hurt the travel and tourism industries and stunted overall economic growth in some areas, particularly Asia and Canada. In general, U.S. equity markets are improving, although not with the speed or consistency that some observers had anticipated. We are encouraged by the Federal Reserve Board's focus on U.S. productivity growth and its efforts to maintain price stability. We believe that the long-term outlook for the global economy and global equity markets appears favorable. With that in mind, we intend to continue to meet the portfolio's objectives.

PORTFOLIO  MANAGER:  Fund  Asset  Management,  L.P.  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $65,729,229
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                  1 YR.   5 YR.   INCEPTION1
------------------------------------------------------------
Class A. . . . . . .  w/o SC2   -20.98%  -3.10%        3.21%
                      w/SC3     -25.50%  -4.23%        2.20%
------------------------------------------------------------
Class B4 . . . . . .  w/o SC2   -21.49%  -3.28%        3.05%
                      w/SC5     -25.41%  -3.53%        2.94%
------------------------------------------------------------
Institutional Class6            -20.73%  -2.79%        3.48%
------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1 Commenced operations on December 29, 1999 and from that date until October 15, 2001, the Fund invested all of its assets in the Master Small Cap Series (the Series). The returns shown above include the performance of the Series from its inception on April 9, 1997 through December 29, 1999 and are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower.
2     These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3     A  5.75%  front-end  sales  charge  was  deducted.
4 These returns include performance based on Class A shares, which was achieved prior to the creation of Class B shares (11/29/01). These returns have been restated for sales charges but not for fees applicable to Class B shares, which include a 1.00% 12b-1 fee. Had Class B been in existence for the time periods presented, the performance of Class B would have been lower as a result of the additional expense.
5 A 5.00% maximum contingent deferred sales charge (CDSC) would be deducted. The CDSC declines to 0% after 6 years.
6     Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

            CLASS       RUSSELL
DATE          A          2000     CPI
----------------------------------------
4/9/1997 .   9,425      10,000    10,000
10/31/1997  11,923      12,764    10,100
10/31/1998  10,566      11,253    10,250
10/31/1999  12,150      12,926    10,513
10/31/2000  13,948      15,176    10,875
10/31/2001  12,142      13,248    11,106
10/31/2002  10,649      11,716    11,331
4/30/2003.  11,411      12,600    11,591

Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Index Fund, the Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the return for these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 2000 is compromised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
34 SEMIANNUAL REPORT 2003

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND

COMMON  STOCKS  (94.7%)

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT      VALUE
---------------------------------------------------------------
ADVERTISING SERVICES (0.3%)
Cross Media Marketing Corp. (b). . . . .        200  $       38
Grey Global Group, Inc.. . . . . . . . .         70      45,553
MDC Holdings, Inc. . . . . . . . . . . .      1,863      85,884
R.H. Donnelley Corp. (b) . . . . . . . .      2,550      76,143
SITEL Corp. (b). . . . . . . . . . . . .      5,016       6,521
                                                     ----------
                                                        214,139
                                                     ----------

---------------------------------------------------------------
AEROSPACE/DEFENSE (0.6%)
AAR CORP.. . . . . . . . . . . . . . . .      1,223       4,745
BE Aerospace, Inc. (b) . . . . . . . . .      6,000      10,800
Curtiss-Wright Corp. . . . . . . . . . .      1,214      73,144
DRS Technologies, Inc. (b) . . . . . . .      2,232      62,518
Ducommun, Inc. (b) . . . . . . . . . . .        500       6,075
Esterline Technologies Corp. (b) . . . .      1,700      30,175
Gencorp, Inc.. . . . . . . . . . . . . .      2,989      22,716
HEICO Corp.. . . . . . . . . . . . . . .      1,300       9,646
Herley Industries, Inc. (b). . . . . . .      1,700      27,474
Hexcel Corp. (b) . . . . . . . . . . . .      2,600      10,036
Kaman Corp. Class A. . . . . . . . . . .      2,958      29,610
Moog, Inc. Class A (b) . . . . . . . . .      1,300      41,340
Sequa Corp. Class A (b). . . . . . . . .        641      19,717
Teledyne Technologies, Inc. (b). . . . .      2,840      39,987
United Industrial Corp.. . . . . . . . .      1,100      14,971
                                                     ----------
                                                        402,954
                                                     ----------

---------------------------------------------------------------
AGRICULTURAL PRODUCTS (0.2%)
Alico, Inc.. . . . . . . . . . . . . . .        400       9,692
Delta and Pine Land Co.. . . . . . . . .      3,606      83,875
Maui Land & Pineapple Co., Inc. (b). . .        537      11,202
Seminis, Inc. Class A (b). . . . . . . .      2,000       6,540
                                                     ----------
                                                        111,309
                                                     ----------

---------------------------------------------------------------
AIRLINES (0.3%)
AirTran Holdings, Inc. (b) . . . . . . .      5,500      43,174
Alaska Air Group, Inc. (b) . . . . . . .      2,313      41,241
Atlantic Coast Airlines Holdings,
  Inc. (b) . . . . . . . . . . . . . . .      4,663      38,936
ExpressJet Holdings, Inc. (b). . . . . .      2,600      30,030
Frontier Airlines, Inc. (b). . . . . . .      1,895      11,465
Mesa Air Group, Inc. (b) . . . . . . . .      3,439      18,502
Mesaba Holdings, Inc. (b). . . . . . . .        432       2,674
Midwest Express Holdings, Inc. (b) . . .      3,200       9,344
                                                     ----------
                                                        195,366
                                                     ----------

---------------------------------------------------------------
ANALYTICAL INSTRUMENTS (0.6%)
ArthroCare Corp. (b) . . . . . . . . . .      2,545      38,888
Bruker Daltronics, Inc. (b). . . . . . .        913       3,113
Datascope Corp.. . . . . . . . . . . . .      1,393      39,838
Haemonetics Corp. (b). . . . . . . . . .      1,525      27,038
IDEXX Laboratories, Inc. (b) . . . . . .      3,620     141,181
Illumina, Inc. (b) . . . . . . . . . . .        800       1,592
Inverness Medical Innovations, Inc.
  (b). . . . . . . . . . . . . . . . . .        700      12,950
Molecular Devices Corp. (b). . . . . . .      1,839      23,079
Thoratec Corp. (b) . . . . . . . . . . .      5,800      79,750
Urologix, Inc. (b) . . . . . . . . . . .      3,075       5,781
Ventana Medical Systems, Inc. (b). . . .      1,200      27,492
West Pharmaceutical Services, Inc. . . .        884      21,083
                                                     ----------
                                                        421,785
                                                     ----------

---------------------------------------------------------------
APPAREL/ACCESSORIES (1.8%)
Aeropostale, Inc. (b). . . . . . . . . .        800      14,400
Angelica Corp. . . . . . . . . . . . . .        900      15,111
Bebe Stores, Inc. (b). . . . . . . . . .        700      10,626
Brown Shoe Co., Inc. . . . . . . . . . .      2,081      60,828
Burlington Coat Factory Warehouse Corp..      1,225      21,744
Charming Shoppes, Inc. (b) . . . . . . .     11,748      55,216
Cherokee, Inc. (b) . . . . . . . . . . .        500       8,240
Deb Shops, Inc.. . . . . . . . . . . . .        100       1,905
DHB Industries, Inc. (b) . . . . . . . .      3,600      14,220
Finish Line, Inc. Class A (b). . . . . .      2,067      34,829
Footstar, Inc. (b) . . . . . . . . . . .      1,631      15,087
G & K Services, Inc. Class A . . . . . .      2,339      63,925
Goody's Family Clothing, Inc. (b). . . .      1,300       6,396
Guess?, Inc. (b) . . . . . . . . . . . .      1,600       6,448
HOT Topic, Inc. (b). . . . . . . . . . .      3,750      91,688
K-Swiss, Inc. Class A. . . . . . . . . .      1,252      37,222
Kellwood Co. . . . . . . . . . . . . . .      2,907      86,105
Kenneth Cole Productions, Inc.
  Class A (b). . . . . . . . . . . . . .        800      18,440
Maxwell Shoe Co. Class A (b) . . . . . .      1,900      23,123
Mossimo, Inc. (b). . . . . . . . . . . .        800       3,232
Mothers Work, Inc. (b) . . . . . . . . .        500      12,545
Nautica Enterprises, Inc. (b). . . . . .      2,700      30,726
Oxford Industries, Inc.. . . . . . . . .        679      22,747
Pacific Sunwear of California, Inc. (b).      5,150     117,574
Payless ShoeSource, Inc. (b) . . . . . .      6,700     106,261
Phillips-Van Heusen Corp.. . . . . . . .      1,667      22,138
Russell Corp.. . . . . . . . . . . . . .      2,186      41,796
Shoe Carnival, Inc. (b). . . . . . . . .      1,100      16,005
Skechers U.S.A., Inc. (b). . . . . . . .      1,700      11,526
Stage Stores, Inc. (b) . . . . . . . . .      1,700      35,564
Steven Madden Ltd. (b) . . . . . . . . .      1,479      26,208
The Buckle, Inc. (b) . . . . . . . . . .        300       5,400
The Stride Rite Corp.. . . . . . . . . .      2,735      24,095
The Wet Seal, Inc. (b) . . . . . . . . .      2,150      21,930
Tropical Sportswear International
  Corp. (b). . . . . . . . . . . . . . .        900       4,716
UniFirst Corp. . . . . . . . . . . . . .      1,500      24,675
Wilsons The Leather Experts, Inc. (b). .      1,732       8,573
Wolverine World Wide, Inc. . . . . . . .      4,585      84,547
                                                     ----------
                                                      1,205,811
                                                     ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 35

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                          PRINCIPAL   VALUE
                                           AMOUNT
-------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES (0.0%)
Applica, Inc. (b). . . . . . . . . . . .        826  $  4,337
National Presto Industries, Inc. . . . .        281     8,317
Salton, Inc. (b) . . . . . . . . . . . .        384     4,915
                                                     --------
                                                       17,569
                                                     --------

-------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.9%)
Aftermarket Technology Corp. (b) . . . .      1,500    15,990
ANC Rental Corp. (b) . . . . . . . . . .        626        25
Collins & Aikman Corp. (b) . . . . . . .      2,040     8,507
Dollar Thrifty Automotive Group, Inc.
  (b). . . . . . . . . . . . . . . . . .      2,238    36,726
Dura Automotive Systems, Inc. (b). . . .      2,200    17,708
Electro Rent Corp. (b) . . . . . . . . .      1,400    13,972
Hayes Lemmerz International, Inc. (b). .        110        11
Impco Technologies, Inc. (b) . . . . . .        600     1,734
Lithia Motors, Inc. Class A (b). . . . .        500     6,640
McGrath Rentcorp . . . . . . . . . . . .      1,203    29,774
Midas, Inc. (b). . . . . . . . . . . . .        284     2,286
Modine Manufacturing Co. . . . . . . . .      3,200    64,640
Monro Muffler, Inc. (b). . . . . . . . .        600    13,440
Oshkosh Truck Corp.. . . . . . . . . . .      1,500    84,000
Raytech Corp. (b). . . . . . . . . . . .      3,800    29,298
Spartan Motors, Inc. . . . . . . . . . .        700     6,552
Sports Resorts International, Inc. (b) .      2,300    15,893
Standard Motor Products, Inc.. . . . . .      1,000    11,550
Strattec Security Corp. (b). . . . . . .        300    14,943
Superior Industries International, Inc..      2,530   100,087
TBC Corp. (b). . . . . . . . . . . . . .      1,200    19,200
Tenneco Automotive, Inc. (b) . . . . . .      2,400     9,384
The Pep Boys - Manny, Moe & Jack . . . .      4,616    39,513
Tower Automotive, Inc. (b) . . . . . . .      3,934    11,015
United Auto Group, Inc. (b). . . . . . .      1,400    23,870
Wabash National Corp. (b). . . . . . . .      3,121    29,275
                                                     --------
                                                      606,033
                                                     --------

-------------------------------------------------------------
BANK HOLDINGS COMPANIES (10.6%)
1st Source Corp. . . . . . . . . . . . .      1,500    19,875
ABC Bancorp. . . . . . . . . . . . . . .      1,000    14,100
Alabama National Bancorp . . . . . . . .        840    38,707
Allegiant Bancorp, Inc.. . . . . . . . .      1,900    32,699
AMCORE Financial, Inc. . . . . . . . . .      2,794    65,435
American National Bankshares, Inc. . . .        600    14,706
Arrow Financial Corp.. . . . . . . . . .        315     9,100
BancFirst Corp.. . . . . . . . . . . . .        600    29,898
Bank Mutual Corp.. . . . . . . . . . . .        800    23,816
Bank of Granite Corp.. . . . . . . . . .      1,187    20,606
Bank of the Ozarks, Inc. . . . . . . . .        300    10,200
BankAtlantic Bancorp, Inc. Class A . . .      5,459    62,888
BankUnited Financial Corp. (b) . . . . .      2,727    51,513
Banner Corp. . . . . . . . . . . . . . .      1,787    29,646
Bay View Capital Corp. (b) . . . . . . .      6,001    34,386
Berkshire Hills Bancorp, Inc.. . . . . .        300     7,920
Boston Private Financial Holdings, Inc..      2,307    43,487
BostonFed Bancorp, Inc.. . . . . . . . .        800    21,000
Brookline Bancorp, Inc.. . . . . . . . .      6,812    91,076
Bryn Mawr Bank Corp. . . . . . . . . . .        300    10,725
BSB Bancorp, Inc.. . . . . . . . . . . .      1,295    31,274
California First National Bancorp. . . .        600     5,928
Camden National Corp.. . . . . . . . . .        600    15,210
Capital City Bank Group, Inc.. . . . . .        500    19,265
Capitol Bancorp Ltd. . . . . . . . . . .        300     6,372
Cascade Bancorp. . . . . . . . . . . . .        800    12,681
Cathay Bancorp, Inc. . . . . . . . . . .      1,426    62,031
CB Bancshares, Inc.. . . . . . . . . . .        500    33,990
CCBT Financial Cos., Inc.. . . . . . . .        700    15,834
Central Coast Bancorp (b). . . . . . . .        893    15,261
Century Bancorp, Inc.. . . . . . . . . .        300     7,746
CFS Bancorp, Inc.. . . . . . . . . . . .      1,700    23,817
Charter Financial, Inc.. . . . . . . . .        100     3,130
Chemical Financial Corp. . . . . . . . .      2,121    62,463
Chittenden Corp. . . . . . . . . . . . .      3,920   106,036
Citizens First Bancorp . . . . . . . . .        700    14,525
City Bank. . . . . . . . . . . . . . . .        407     9,703
City Holding Co. . . . . . . . . . . . .      2,107    60,281
Coastal Bancorp, Inc.. . . . . . . . . .        568    17,063
Coastal Financial Corp.. . . . . . . . .        900    11,489
CoBiz, Inc.. . . . . . . . . . . . . . .        816    11,489
Columbia Bancorp . . . . . . . . . . . .        600    15,384
Columbia Banking System, Inc. (b). . . .      2,045    31,534
Commercial Federal Corp. . . . . . . . .      5,180   111,474
Community Bank System, Inc.. . . . . . .        900    31,185
Community Banks, Inc.. . . . . . . . . .        512    14,860
Community First Bankshares, Inc. . . . .      4,591   123,594
Community Trust Bancorp, Inc.. . . . . .        960    25,843
Connecticut Bancshares, Inc. . . . . . .      1,000    42,719
Corus Bankshares, Inc. . . . . . . . . .      1,200    51,732
CPB, Inc.. . . . . . . . . . . . . . . .      1,230    31,304
CVB Financial Corp.. . . . . . . . . . .      3,131    63,559
Dime Community Bancshares. . . . . . . .      2,411    55,598
East West Bancorp, Inc.. . . . . . . . .      2,782    94,171
F&M Bancorp. . . . . . . . . . . . . . .      1,227    58,982
Farmers Capital Bank Corp. . . . . . . .        620    20,374
Fidelity Bankshares, Inc.. . . . . . . .      1,652    35,039
Financial Institutions, Inc. . . . . . .        400     8,788
First Bancorp. . . . . . . . . . . . . .        676    17,441
First Bancorp - Puerto Rico. . . . . . .      3,300   101,871
First Busey Corp.. . . . . . . . . . . .        800    18,968
First Charter Corp.. . . . . . . . . . .      2,700    46,899
First Citizens BancShares, Inc.
  Class A. . . . . . . . . . . . . . . .        600    58,356
First Commonwealth Financial Corp. . . .      5,636    68,083
First Community Bancorp. . . . . . . . .      1,100    32,769
First Community Bankshares . . . . . . .        800    26,312
First Defiance Financial Corp. . . . . .        700    13,741
First Essex Bancorp, Inc.. . . . . . . .        984    34,439
First Federal Capital Corp.. . . . . . .      1,500    28,350

--------------------------------------------------------------------------------
36 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT     VALUE
----------------------------------------------------------
BANK HOLDINGS COMPANIES (continued)
First Financial Bancorp . . . . . . .      3,131  $ 49,094
First Financial Bankshares, Inc.. . .      1,094    43,781
First Financial Corp. . . . . . . . .        502    25,602
First Indiana Corp. . . . . . . . . .      1,000    16,680
First Merchants Corp. . . . . . . . .      1,334    31,763
First National Corp.. . . . . . . . .        550    14,218
First Niagara Financial Group, Inc. .      2,954    35,891
First Oak Brook Bank. . . . . . . . .        400    12,360
First Place Financial Corp. . . . . .        700    11,207
First Republic Bancorp, Inc. (b). . .        600    15,060
First Sentinel Bancorp, Inc.. . . . .      2,226    33,655
First South Bancorp, Inc. . . . . . .        300     9,774
First State Bancorp . . . . . . . . .        800    19,608
FIRSTFED AMERICA BANCORP,
  INC.. . . . . . . . . . . . . . . .        500    15,400
FirstFed Financial Corp. (b). . . . .      1,500    48,735
Flagstar Bancorp, Inc.. . . . . . . .      1,100    36,410
Flushing Financial Corp.. . . . . . .        800    15,280
FNB Corp. . . . . . . . . . . . . . .        500    14,650
Franklin Financial Corp.. . . . . . .        600    17,796
Frontier Financial Corp.. . . . . . .      1,900    51,471
GBC Bancorp . . . . . . . . . . . . .      1,117    30,684
German American Bancorp . . . . . . .        790    13,793
Glacier Bancorp . . . . . . . . . . .      1,300    36,270
Great Southern Bancorp, Inc.. . . . .        461    17,495
Hancock Holding Co. . . . . . . . . .      1,350    61,088
Hanmi Financial Corp. . . . . . . . .        300     5,010
Harbor Florida Bancshares, Inc. . . .      2,400    63,912
Harleysville National Corp. . . . . .      1,845    48,893
Hawthorne Financial Corp. (b) . . . .        900    27,720
Hudson River Bancorp, Inc.. . . . . .      1,200    29,496
Humboldt Bancorp. . . . . . . . . . .      1,820    23,605
Iberiabank Corp.. . . . . . . . . . .        700    30,485
Independent Bank Corp.. . . . . . . .      1,710    34,679
Independent Bank Corp.. . . . . . . .      1,845    43,966
Integra Bank Corp.. . . . . . . . . .      1,500    25,545
Interchange Financial Services Corp..        800    14,280
International Bancshares Corp.. . . .      2,211    96,864
ITLA Capital Corp. (b). . . . . . . .        300    10,725
Lakeland Bancorp, Inc.. . . . . . . .        593     9,375
Lakeland Financial Corp.. . . . . . .        600    15,726
Local Financial Corp. (b) . . . . . .      2,400    36,000
LSB Bancshares, Inc.. . . . . . . . .        900    15,750
Macatawa Bank Corp. . . . . . . . . .        500    12,800
MAF Bancorp, Inc. . . . . . . . . . .      2,230    75,285
Main Street Banks, Inc. . . . . . . .      1,700    35,938
MASSBANK Corp.. . . . . . . . . . . .        600    18,497
MB Financial, Inc.. . . . . . . . . .        900    33,813
Merchants Bancshares. . . . . . . . .        500    11,675
Mid-State Bancshares, Inc.. . . . . .      2,000    36,800
Midwest Banc Holding, Inc.. . . . . .      1,420    25,546
Nara Bancorp, Inc.. . . . . . . . . .      1,400    20,637
NASB Financial, Inc.. . . . . . . . .        400     9,712
National Penn Bancshares, Inc.. . . .      2,064    61,404
NBC Capital Corp. . . . . . . . . . .        704    17,318
NBT Bancorp, Inc. . . . . . . . . . .      2,800    50,932
New Century Financial Corp. . . . . .      1,900    69,977
Northwest Bancorp, Inc. . . . . . . .        700    11,410
OceanFirst Financial Corp.. . . . . .      1,334    29,588
Ocwen Financial Corp. (b) . . . . . .      4,800    17,184
Old Second Bancorp, Inc.. . . . . . .        912    36,161
Omega Financial Corp. . . . . . . . .        749    26,237
Oriental Financial Group, Inc.. . . .      1,041    25,609
Pacific Capital Bancorp . . . . . . .      3,933   128,259
Pacific Northwest Bancorp . . . . . .      2,200    61,952
Pacific Union Bank (b). . . . . . . .      1,100    14,300
Parkvale Financial Corp.. . . . . . .        500    11,375
Partners Trust Financial Group, Inc..        100     1,970
Peapack-Gladstone Financial Corp. . .        400    11,504
PennFed Financial Services, Inc.. . .        800    21,560
PennRock Financial Services Corp. . .        640    18,976
Peoples Bancorp, Inc. . . . . . . . .      1,400    32,270
Peoples Holding Co. . . . . . . . . .        545    23,844
PFF Bancorp, Inc. . . . . . . . . . .      1,100    37,059
Port Financial Corp.. . . . . . . . .        501    26,904
PrivateBancorp, Inc.. . . . . . . . .        750    18,015
Prosperity Bancshares, Inc. . . . . .        700    12,334
Provident Bancorp, Inc. . . . . . . .        400    13,160
Provident Bankshares Corp.. . . . . .      2,893    73,482
Quaker City Bancorp (b) . . . . . . .        593    21,918
R&G Finanical Corp. Class B . . . . .      1,819    49,259
Republic Bancorp, Inc.. . . . . . . .      6,270    81,447
Republic Bancorp, Inc. Class A. . . .        991    12,942
Republic Bancshares, Inc. . . . . . .        566    12,118
Riggs National Corp.. . . . . . . . .      1,363    18,864
Royal Bancshares of Pennsylvania,
  Inc. Class A. . . . . . . . . . . .        589    11,986
S&T Bancorp, Inc. . . . . . . . . . .      3,230    88,987
S.Y. Bancorp, Inc.. . . . . . . . . .        600    22,440
Sandy Spring Bancorp, Inc.. . . . . .      1,456    46,155
Santander Bancorp . . . . . . . . . .        220     3,146
Seacoast Banking Corp. of Florida . .        650    12,012
Seacoast Financial Services Corp. . .      2,963    55,912
Second Bancorp, Inc.. . . . . . . . .      1,183    28,096
Simmons First National Corp. Class A.        600    22,584
Southwest Bancorp, Inc. . . . . . . .        400     9,632
Southwest of Texas Bancorp, Inc. (b).      3,226   109,619
St. Francis Capital Corp. . . . . . .        700    17,563
State Bancorp, Inc. . . . . . . . . .        800    15,024
Staten Island Bancorp, Inc. . . . . .      5,848   100,352
Sterling Bancorp. . . . . . . . . . .        780    21,310
Sterling Bancshares, Inc. . . . . . .      4,693    55,875
Sterling Financial Corp.. . . . . . .      1,350    32,468
Sterling Financial Corp. (b). . . . .      1,800    43,002
Suffolk Bancorp . . . . . . . . . . .        900    28,296
Summit Bancshares, Inc. . . . . . . .        600    13,722

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 37

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT      VALUE
------------------------------------------------------------
BANK HOLDINGS COMPANIES (continued)
Sun Bancorp, Inc. . . . . . . . . . .        600  $   12,204
Sun Bancorp, Inc. (b) . . . . . . . .      1,235      19,809
Superior Financial Corp.. . . . . . .      1,300      24,752
Susquehanna Bancshares, Inc.. . . . .      4,119      93,707
Texas Regional Bancshares, Inc. . . .      2,837     102,983
The Banc Corp.. . . . . . . . . . . .      2,900      16,675
The First of Long Island Corp.. . . .        400      13,636
The South Financial Group, Inc. . . .      5,428     132,986
The Trust Co. of New Jersey . . . . .      1,600      44,832
Tompkins Trustco, Inc.. . . . . . . .        600      27,600
TriCo Bancshares. . . . . . . . . . .        600      14,718
Troy Financial Corp.. . . . . . . . .        400      10,812
TrustCo Bank Corp. NY . . . . . . . .      8,465      88,290
U.S.B. Holding Co., Inc.. . . . . . .        778      12,837
UCBH Holdings, Inc. . . . . . . . . .      4,486     114,124
UMB Financial Corp. . . . . . . . . .      2,015      79,693
Umpqua Holdings Corp. . . . . . . . .      2,840      55,806
Union Bankshares Corp.. . . . . . . .        800      21,536
United Bankshares, Inc. . . . . . . .      4,188     120,949
United Community Banks, Inc.. . . . .      1,500      38,010
United Community Financial Corp.. . .      3,835      35,052
United National Bancorp . . . . . . .      1,712      44,170
Unizan Financial Corp.. . . . . . . .      1,855      32,314
Virginia Financial Group, Inc.. . . .        700      21,910
W Holding Co., Inc. . . . . . . . . .      5,200     102,388
Warwick Community Bancorp . . . . . .        600      18,180
Washington Trust Bancorp. . . . . . .      1,100      22,583
Waypoint Financial Corp.. . . . . . .      3,920      71,540
WesBanco, Inc.. . . . . . . . . . . .      2,000      49,858
West Coast Bancorp. . . . . . . . . .      1,000      15,550
Westcorp. . . . . . . . . . . . . . .        700      14,840
WFS Financial, Inc. (b) . . . . . . .        317       7,199
Willow Grove Bancorp, Inc.. . . . . .      1,000      15,040
Wintrust Financial Corp.. . . . . . .      1,850      56,240
Yardville National Bancorp. . . . . .      1,100      20,042
                                                  ----------
                                                   7,291,617
                                                  ----------

------------------------------------------------------------
BEVERAGES/ALCOHOLIC (0.1%)
Boston Beer Co., Inc. Class A (b) . .      1,300      16,874
The Robert Mondavi Corp. (b). . . . .      1,189      29,178
                                                  ----------
                                                      46,052
                                                  ----------

------------------------------------------------------------
BIOTECHNOLOGY (1.3%)
Abgenix, Inc. (b) . . . . . . . . . .      7,800      74,100
Aksys Ltd. (b). . . . . . . . . . . .      3,300      25,707
Aphton Corp. (b). . . . . . . . . . .      3,734      12,472
Applied Molecular Evolution, Inc. (b)      2,400       8,088
Arena Pharmaceuticals, Inc. (b) . . .      1,000       6,480
Bio-Technology General Corp. (b). . .      3,857      13,345
Cambrex Corp. . . . . . . . . . . . .      2,985      51,939
Cholestech Corp. (b). . . . . . . . .        900      10,395
Ciphergen Biosystems, Inc. (b). . . .      1,400       6,846
Covance, Inc. (b) . . . . . . . . . .      7,137     126,538
CryoLife, Inc. (b). . . . . . . . . .      1,946      14,790
CuraGen Corp. (b) . . . . . . . . . .      3,800      17,708
Deltagen, Inc. (b). . . . . . . . . .        900         333
Digene Corp. (b). . . . . . . . . . .      1,361      25,873
Discovery Partners International (b).        500       1,620
Diversa Corp. (b) . . . . . . . . . .      2,233      23,089
Embrex, Inc. (b). . . . . . . . . . .      1,400      12,530
Enzo Biochem, Inc. (b). . . . . . . .      2,065      30,913
Esperion Therapeutics, Inc. (b) . . .      3,483      39,706
Exact Sciences Corp. (b). . . . . . .      1,400      13,356
Exelixis, Inc. (b). . . . . . . . . .      4,391      37,407
Genencor International, Inc. (b). . .        600       6,630
Genta, Inc. (b) . . . . . . . . . . .      4,000      29,920
Genzyme Corp. (b) . . . . . . . . . .      3,900       7,683
Integra LifeSciences Holdings (b) . .      2,100      56,049
Kosan Biosciences, Inc. (b) . . . . .        600       3,924
Lexicon Genetics, Inc. (b). . . . . .      2,200      11,000
Luminex Corp. (b) . . . . . . . . . .      1,000       6,100
Maxygen, Inc. (b) . . . . . . . . . .      3,509      28,774
Medarex, Inc. (b) . . . . . . . . . .      5,900      24,603
Myriad Genetics, Inc. (b) . . . . . .      2,300      27,416
Nabi Biopharmaceuticals (b) . . . . .      3,764      23,563
Neose Technologies, Inc. (b). . . . .      1,336      10,635
Protein Design Labs, Inc. (b) . . . .      8,900      88,376
Sangamo BioSciences, Inc. (b) . . . .      3,000       8,490
SonoSite, Inc. (b). . . . . . . . . .        900      14,580
Texas Biotechnology Corp. (b) . . . .      1,500       2,895
Zymogenetics, Inc. (b). . . . . . . .        200       2,260
                                                  ----------
                                                     906,133
                                                  ----------

------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (0.7%)
4Kids Entertainment, Inc. (b) . . . .        734      11,304
Acme Communications, Inc. (b) . . . .      1,100       7,645
Crown Media Holdings, Inc. (b). . . .      1,258       5,095
Fisher Companies, Inc.. . . . . . . .        500      22,170
Gray Television, Inc. . . . . . . . .        597       7,612
Insight Communications Co., Inc. (b).      4,400      60,412
Liberty Corp. . . . . . . . . . . . .      1,611      71,158
Macrovision Corp. (b) . . . . . . . .      4,000      70,680
Martha Stewart Living Omnimedia,
  Inc. (b). . . . . . . . . . . . . .        927       8,046
Mediacom Communications Corp. (b) . .      5,700      56,943
Paxson Communications Corp. (b) . . .      1,500       5,190
Private Media Group, Inc. (b) . . . .      1,800       2,896
Salem Communications Corp.
  Class A (b) . . . . . . . . . . . .      1,286      27,083
Sinclair Broadcast Group, Inc.
  Class A (b) . . . . . . . . . . . .      3,968      42,061
TiVo, Inc. (b). . . . . . . . . . . .      2,500      14,875
ValueVision International, Inc.
  Class A (b) . . . . . . . . . . . .      2,518      31,953
Young Broadcasting, Inc. Class A (b).      1,384      23,265
                                                  ----------
                                                     468,388
                                                  ----------

--------------------------------------------------------------------------------
38 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT      VALUE
-------------------------------------------------------------
BUSINESS SERVICES (2.3%)
Aaron Rents, Inc.. . . . . . . . . . .      1,241  $   27,736
ABM Industries, Inc. . . . . . . . . .      3,178      44,015
Administaff, Inc. (b). . . . . . . . .      1,797      11,483
ADVO, Inc. (b) . . . . . . . . . . . .      1,820      71,562
American Management Systems, Inc.
  (b). . . . . . . . . . . . . . . . .      3,505      43,112
CACI International, Inc. Class A (b) .      2,800      97,804
CDI Corp. (b). . . . . . . . . . . . .        821      22,931
Century Business Services, Inc. (b). .      5,343      15,067
Charles River Associates, Inc. (b) . .      1,300      28,132
Ciber, Inc. (b). . . . . . . . . . . .      5,121      27,807
Circor International, Inc. . . . . . .        400       6,540
Consolidated Graphics, Inc. (b). . . .      1,500      28,650
CoStar Group, Inc. (b) . . . . . . . .      1,300      28,938
Cross Country, Inc. (b). . . . . . . .      3,500      39,655
DiamondCluster International, Inc. (b)      1,292       2,468
Exult, Inc. (b). . . . . . . . . . . .      5,100      36,669
First Consulting Group, Inc. (b) . . .      1,000       5,030
FreeMarkets, Inc. (b). . . . . . . . .      3,231      21,066
Gartner Group, Inc. (b). . . . . . . .      8,037      63,814
GSI Commerce, Inc. (b) . . . . . . . .        900       2,628
Hall, Kinion & Associates, Inc. (b). .        500         875
Heidrick & Struggles International,
  Inc. (b) . . . . . . . . . . . . . .      2,200      30,800
Hypercom Corp. (b) . . . . . . . . . .      2,900      13,543
I-many, Inc. (b) . . . . . . . . . . .      1,992       1,793
Information Resources, Inc. (b). . . .      4,700      11,045
Insurance Auto Auctions, Inc. (b). . .      1,600      19,360
Kelly Services, Inc. Class A . . . . .      1,696      39,262
Kforce, Inc. (b) . . . . . . . . . . .      2,589      10,304
Korn/Ferry International (b) . . . . .      3,271      22,504
MAXIMUS, Inc. (b). . . . . . . . . . .      1,200      28,920
Medical Staffing Network Holdings,
  Inc. (b) . . . . . . . . . . . . . .        700       5,243
MemberWorks, Inc. (b). . . . . . . . .      1,078      23,641
Metris Companies, Inc. . . . . . . . .      5,700      20,577
Modis Professional Services, Inc. (b).      8,898      60,062
Navigant Consulting Co. (b). . . . . .      3,900      29,289
NCO Group, Inc. (b). . . . . . . . . .      2,179      36,498
NetRatings, Inc. (b) . . . . . . . . .      1,000       6,310
New England Business Services, Inc.. .        767      19,520
On Assignment, Inc. (b). . . . . . . .      3,000      14,400
Paxar Corp. (b). . . . . . . . . . . .      4,117      42,529
PDI, Inc. (b). . . . . . . . . . . . .      1,200      13,380
Prepaid Depot, Inc. (b). . . . . . . .      1,316      30,347
PriceSmart, Inc. (b) . . . . . . . . .        400       6,340
Quovadx, Inc. (b). . . . . . . . . . .      2,900       7,830
RemedyTemp, Inc. Class A (b) . . . . .        700       8,190
Resources Connection, Inc. (b) . . . .      2,284      49,791
Right Management Consultants, Inc.
  (b). . . . . . . . . . . . . . . . .      2,033      25,413
RSA Security, Inc. (b) . . . . . . . .      5,400      51,786
SOURCECORP, Inc. (b) . . . . . . . . .      1,900      30,020
Spherion Corp. (b) . . . . . . . . . .      7,823      34,030
SRA International, Inc. Class A (b). .        500      11,825
Stamps.com, Inc. (b) . . . . . . . . .      3,675      16,207
StarTek, Inc. (b). . . . . . . . . . .        900      24,894

StorageNetworks, Inc. (b). . . . . . .      7,600       8,512
TeleTech Holdings, Inc. (b). . . . . .      2,711      11,061
The Advisory Board Co. (b) . . . . . .        700      25,634
US Oncology, Inc. (b). . . . . . . . .      7,802      56,018
Wallace Computer Services, Inc.. . . .      3,840     100,339
Watson Wyatt & Co. Holdings (b). . . .      1,775      36,210
Zomax, Inc. (b). . . . . . . . . . . .      1,456       4,863
                                                   ----------
                                                    1,614,272
                                                   ----------

-------------------------------------------------------------
CAPITAL GOODS (1.1%)
C&D Technologies, Inc. . . . . . . . .      2,434      32,372
Florida Rock Industries, Inc.. . . . .      1,933      73,454
Kennametal, Inc. . . . . . . . . . . .      4,023     126,684
Lawson Products, Inc.. . . . . . . . .        400      10,800
Libbey, Inc. . . . . . . . . . . . . .      1,673      37,609
Lindsay Manufacturing Co.. . . . . . .        568      12,354
Manitowoc Co., Inc.. . . . . . . . . .      2,935      54,591
Nu Skin Enterprises, Inc.. . . . . . .      3,700      33,300
Regal-Beloit Corp. . . . . . . . . . .      2,715      46,562
Robbins & Myers, Inc.. . . . . . . . .        700      12,033
Sola International, Inc. (b) . . . . .      1,900      26,619
Technitrol, Inc. (b) . . . . . . . . .      3,826      60,413
Tecumseh Products Co.. . . . . . . . .      1,816      73,076
Texas Industries, Inc. . . . . . . . .      1,818      35,887
Trinity Industries, Inc. . . . . . . .      4,330      71,662
Vicor Corp. (b). . . . . . . . . . . .      2,500      16,800
Yankee Candle Co., Inc. (b). . . . . .      2,500      54,775
                                                   ----------
                                                      778,991
                                                   ----------

-------------------------------------------------------------
CHEMICALS (2.0%)
A. Schulman, Inc.. . . . . . . . . . .      3,596      58,827
Arch Chemicals, Inc. . . . . . . . . .      1,600      34,128
Cabot Microelectronics Corp. (b) . . .      2,500     108,049
Crompton Corp. . . . . . . . . . . . .     13,375      85,868
Cytec Industries, Inc. (b) . . . . . .      4,107     131,464
Ferro Corp.. . . . . . . . . . . . . .      3,065      72,457
FMC Corp. (b). . . . . . . . . . . . .      2,600      47,112
Georgia Gulf Corp. . . . . . . . . . .      2,794      63,144
Great Lakes Chemical Corp. . . . . . .      4,300     105,608
H.B. Fuller Co.. . . . . . . . . . . .      3,350      82,176
MacDermid, Inc.. . . . . . . . . . . .      3,086      70,145
Material Sciences Corp. (b). . . . . .        400       3,220
Millennium Chemicals, Inc. . . . . . .      7,309     101,668
Minerals Technologies, Inc.. . . . . .      2,002      88,589
NL Industries, Inc.. . . . . . . . . .        428       7,447
Octel Corp.. . . . . . . . . . . . . .        800      11,840
Olin Corp. . . . . . . . . . . . . . .      5,270      95,492
PolyOne Corp.. . . . . . . . . . . . .      7,788      35,981
Schawk, Inc. Class A . . . . . . . . .        900       9,045
Solutia, Inc.. . . . . . . . . . . . .     14,900      20,264
Spartech Corp. . . . . . . . . . . . .      1,524      32,995

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 39

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT      VALUE
--------------------------------------------------------------
CHEMICALS (continued)
Symyx Technologies, Inc. (b). . . . . .      2,859  $   44,658
Terra Industries, Inc. (b). . . . . . .      4,900       7,595
Valhi, Inc. . . . . . . . . . . . . . .      1,680      19,236
W.R. Grace & Co. (b). . . . . . . . . .      4,000      10,480
Wellman, Inc. . . . . . . . . . . . . .      4,059      46,435
                                                    ----------
                                                     1,393,923
                                                    ----------

--------------------------------------------------------------
CIRCUIT BOARDS (0.1%)
ACT Manufacturing, Inc. (b) . . . . . .        759           5
Merix Corp. (b) . . . . . . . . . . . .      2,127       9,380
Park Electrochemical Corp.. . . . . . .      1,484      26,474
SBS Technologies, Inc. (b). . . . . . .        661       5,414
Viasystems Group, Inc. (b). . . . . . .        925           0
                                                    ----------
                                                        41,273
                                                    ----------

--------------------------------------------------------------
COAL (0.2%)
Arch Coal, Inc. . . . . . . . . . . . .      5,100      92,208
Massey Energy Co. . . . . . . . . . . .      6,600      68,838
                                                    ----------
                                                       161,046
                                                    ----------

--------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.7%)
Allen Telecom, Inc. (b) . . . . . . . .      3,049      41,253
American Tower Corp. (b). . . . . . . .     16,500     109,559
Anixter International, Inc. (b) . . . .      2,974      68,343
Audiovox Corp. (b). . . . . . . . . . .      1,988      14,314
Cable Design Technologies Corp. (b) . .      4,168      28,801
Enterasys Networks, Inc. (b). . . . . .     13,900      33,360
Harmonic, Inc. (b). . . . . . . . . . .      7,704      26,733
Inter-Tel, Inc. . . . . . . . . . . . .      2,001      32,916
LodgeNet Entertainment Corp. (b). . . .      1,289      13,406
Netro Corp. (b) . . . . . . . . . . . .        696       2,011
Proxim Corp. (b). . . . . . . . . . . .     11,778       8,009
Sonus Networks, Inc. (b). . . . . . . .     20,800      66,560
Standard Microsystems Corp. (b) . . . .      1,700      21,522
Stratex Networks, Inc. (b). . . . . . .      5,729      14,093
Terayon Communications Systems,
  Inc. (b). . . . . . . . . . . . . . .      4,724       8,976
                                                    ----------
                                                       489,856
                                                    ----------

--------------------------------------------------------------
COMPUTER EQUIPMENT (1.1%)
Analogic Corp.. . . . . . . . . . . . .        918      43,835
Avocent Corp. (b) . . . . . . . . . . .      4,564     135,186
Drexler Technology Corp. (b). . . . . .      1,200      19,128
Hutchinson Technology, Inc. (b) . . . .      2,936      69,407
InFocus Corp. (b) . . . . . . . . . . .      3,847      17,273
Iomega Corp. (b). . . . . . . . . . . .      5,005      46,547
Maxtor Corp. (b). . . . . . . . . . . .     20,400     112,200
McData Corp. (b). . . . . . . . . . . .      6,600      69,828
Netscreen Technologies, Inc. (b). . . .      1,300      26,364
Overland Storage, Inc. (b). . . . . . .      1,200      21,228
Paradyne Network, Inc. (b). . . . . . .        700         840
Turnstone Systems, Inc. (b) . . . . . .      3,214       8,035
Western Digital Corp. (b) . . . . . . .     19,959     186,216
                                                    ----------
                                                       756,087
                                                    ----------

--------------------------------------------------------------
COMPUTER INTEGRATED SYSTEMS DESIGN (0.8%)
Brady Corp. Class A . . . . . . . . . .      1,738      58,240
Digital River, Inc. (b) . . . . . . . .      3,000      50,160
Eclipsys Corp. (b). . . . . . . . . . .      4,002      36,058
eSPEED, Inc. Class A (b). . . . . . . .      2,576      33,617
F5 Networks, Inc. (b) . . . . . . . . .      1,897      26,103
FileNET Corp. (b) . . . . . . . . . . .      3,681      56,651
Foundry Networks, Inc. (b). . . . . . .      8,700      94,655
Integral Systems, Inc. (b). . . . . . .        700      13,615
Keynote Systems, Inc. (b) . . . . . . .      1,483      13,985
MTS Systems Corp. . . . . . . . . . . .      3,000      37,623
Netscout Systems, Inc. (b). . . . . . .      1,900       4,959
Nuance Communications, Inc. (b) . . . .      2,242       8,183
NYFIX, Inc. (b) . . . . . . . . . . . .      1,400       6,720
RadiSys Corp. (b) . . . . . . . . . . .      1,000       8,460
Sapient Corp. (b) . . . . . . . . . . .      8,008      15,215
Systems & Computer Technology
  Corp. (b) . . . . . . . . . . . . . .      3,687      26,436
Tekelec (b) . . . . . . . . . . . . . .      5,000      53,800
Vastera, Inc. (b) . . . . . . . . . . .      2,900      13,862
WebEx Communications, Inc. (b). . . . .      1,969      20,281
                                                    ----------
                                                       578,623
                                                    ----------

--------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (4.9%)
3D Systems Corp. (b). . . . . . . . . .        811       4,104
Actuate Corp. (b) . . . . . . . . . . .      2,131       3,878
Advanced Digital Information, Corp. (b)      6,100      48,922
Agile Software Corp. (b). . . . . . . .      3,098      21,500
Altiris, Inc. (b) . . . . . . . . . . .        900      14,670
Answerthink, Inc. (b) . . . . . . . . .      4,340       8,463
Ansys, Inc. (b) . . . . . . . . . . . .      1,684      44,542
Anteon International Corp. (b). . . . .      1,300      30,784
Aspen Technologies, Inc. (b). . . . . .      2,700       9,018
Avid Technology, Inc. (b) . . . . . . .      2,840      78,015
BARRA, Inc. (b) . . . . . . . . . . . .      1,800      58,770
Borland Software Corp. (b). . . . . . .      7,000      63,490
Catapult Communications Corp. (b) . . .      1,128       9,983
CCC Information Services Group, Inc.
  (b) . . . . . . . . . . . . . . . . .      1,091      18,165
Chordiant Software, Inc. (b). . . . . .      4,341       4,601
Cognizant Technology Solutions Corp.
  (b) . . . . . . . . . . . . . . . . .      6,443     115,716
CompuCom Systems, Inc. (b). . . . . . .      2,400       9,120
Computer Horizons Corp. (b) . . . . . .      4,800      20,112
Computer Programs & Systems, Inc.
  (b) . . . . . . . . . . . . . . . . .        300       5,793
Concord Communications, Inc. (b). . . .      1,600      20,208
Concurrent Computer Corp. (b) . . . . .      4,500       9,180
Covansys Corp. (b). . . . . . . . . . .      2,390       5,736
Cray, Inc. (b). . . . . . . . . . . . .      6,200      46,810
Dendrite International, Inc. (b). . . .      3,405      34,867
Digimarc Corp. (b). . . . . . . . . . .        974      12,507
Digital Insight Corp. (b) . . . . . . .      3,000      48,480
Digitas, Inc. (b) . . . . . . . . . . .        938       3,752
Docucorp International, Inc. (b). . . .      1,900       8,303
Documentum, Inc. (b). . . . . . . . . .      5,498     101,108
Dynamics Research Corp. (b) . . . . . .        900       8,838

--------------------------------------------------------------------------------
40 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT      VALUE
----------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (continued)
E.piphany, Inc. (b) . . . . . . . . . . .      5,220  $   23,229
Echelon Corp. (b) . . . . . . . . . . . .      2,087      27,340
Electronics For Imaging, Inc. (b) . . . .      5,461     104,851
EPIQ Systems, Inc. (b). . . . . . . . . .      1,604      33,123
Eresearch Technology, Inc. (b). . . . . .      1,000      29,800
Extreme Networks, Inc. (b). . . . . . . .      9,600      40,608
FactSet Research Systems, Inc.. . . . . .      2,000      69,600
FalconStor Software, Inc. (b) . . . . . .      2,422       9,615
Fidelity National Information Solutions,
  Inc. (b). . . . . . . . . . . . . . . .      1,087      19,077
Handspring, Inc. (b). . . . . . . . . . .      1,200         744
HPL Technologies, Inc. (b). . . . . . . .        600         126
Hyperion Solutions Corp. (b). . . . . . .      3,706     104,806
iGATE Corp. (b) . . . . . . . . . . . . .      2,200       5,918
Infogrames, Inc. (b). . . . . . . . . . .        240       1,030
Informatica Corp. (b) . . . . . . . . . .      5,600      36,568
Inforte Corp. (b) . . . . . . . . . . . .        900       5,760
ITXC Corp. (b). . . . . . . . . . . . . .      2,561       4,226
JDA Software Group, Inc. (b). . . . . . .      2,446      27,542
Keane, Inc. (b) . . . . . . . . . . . . .      4,742      45,713
Lawson Software, Inc. (b) . . . . . . . .      2,000      10,140
Legato Systems, Inc. (b). . . . . . . . .     10,077      59,656
Lexar Media, Inc. (b) . . . . . . . . . .      4,526      21,951
Magma Design Automation, Inc. (b) . . . .      2,500      37,500
ManTech International Corp.
  Class A (b) . . . . . . . . . . . . . .      1,300      20,280
Manugistics Group, Inc. (b) . . . . . . .      6,300      20,349
MAPICS, Inc. (b). . . . . . . . . . . . .      1,100       6,600
MapInfo Corp. (b) . . . . . . . . . . . .        707       3,570
MCSI, Inc. (b). . . . . . . . . . . . . .      2,198         198
Mentor Graphics Corp. (b) . . . . . . . .      6,500      67,730
Mercury Computer Systems, Inc. (b). . . .      2,493      52,353
MetaSolv, Inc. (b). . . . . . . . . . . .      3,323       4,386
Micromuse, Inc. (b) . . . . . . . . . . .      6,700      43,825
MRO Software, Inc. (b). . . . . . . . . .      2,800      23,996
MSC.Software Corp. (b). . . . . . . . . .      1,800      11,124
Nassda Corp. (b). . . . . . . . . . . . .        100         586
NetiQ Corp. (b) . . . . . . . . . . . . .      4,000      55,120
Novell, Inc. (b). . . . . . . . . . . . .     41,272     113,498
ONYX Software Corp. (b) . . . . . . . . .      1,600         960
Opnet Technologies, Inc. (b). . . . . . .        300       2,109
Packeteer, Inc. (b) . . . . . . . . . . .      2,253      29,469
Palm, Inc. (b). . . . . . . . . . . . . .      3,195      30,640
Parametric Technology Corp. (b) . . . . .     27,600      91,080
PDF Solutions, Inc. (b) . . . . . . . . .        400       2,960
PEC Solutions, Inc. (b) . . . . . . . . .      1,022      15,095
Phoenix Technology Ltd. (b) . . . . . . .      1,752       7,937
Pinnacle Systems, Inc. (b). . . . . . . .      6,500      61,425
PlxTech, Inc. (b) . . . . . . . . . . . .      2,700       7,506
Pomeroy Computer Resources, Inc. (b). . .      2,100      15,225
Portal Software, Inc. (b) . . . . . . . .      8,000      10,000
QRS Corp. (b) . . . . . . . . . . . . . .      1,115       5,798
Quantum Corp. (b) . . . . . . . . . . . .     14,000      48,300
Quest Software, Inc. (b). . . . . . . . .      3,500      37,450
Radiant Systems, Inc. (b) . . . . . . . .        997       6,311
Rainbow Technologies, Inc. (b). . . . . .      2,815      25,222
Read-Rite Corp. (b) . . . . . . . . . . .      5,582       4,521
Red Hat, Inc. (b) . . . . . . . . . . . .     11,403      68,418
Renaissance Learning, Inc. (b). . . . . .      1,265      24,098
Retek, Inc. (b) . . . . . . . . . . . . .      5,500      34,375
Roxio, Inc. (b) . . . . . . . . . . . . .      2,986      15,677
Safeguard Scientifics, Inc. (b) . . . . .      7,953      13,918
Sanchez Computer Associates, Inc.
  (b) . . . . . . . . . . . . . . . . . .      2,500      12,375
SanDisk Corp. (b) . . . . . . . . . . . .      6,700     162,141
Scansoft, Inc. (b). . . . . . . . . . . .      4,300      22,231
SCM Microsystems, Inc. (b). . . . . . . .      2,792      10,665
SeaChange International, Inc. (b) . . . .      1,914      15,408
SeeBeyond Technology Corp. (b). . . . . .      2,500       6,000
Serena Software, Inc. (b) . . . . . . . .      2,066      32,560
Silicon Graphics, Inc. (b). . . . . . . .     17,667      19,080
SonicWall, Inc. (b) . . . . . . . . . . .      5,425      19,367
SpeechWorks International, Inc. (b) . . .        824       3,584
SPSS, Inc. (b). . . . . . . . . . . . . .      1,854      22,953
SS&C Technologies, Inc. (b) . . . . . . .        200       2,766
Sykes Enterprises, Inc. (b) . . . . . . .      3,107      14,106
Synaptics, Inc. (b) . . . . . . . . . . .        100         766
Synplicity, Inc. (b). . . . . . . . . . .        400       1,408
Syntel, Inc. (b). . . . . . . . . . . . .        300       4,500
Sypris Solutions, Inc.. . . . . . . . . .        200       1,804
Take-Two Interactive Software, Inc. (b) .      4,570     102,825
TALX Corp.. . . . . . . . . . . . . . . .      1,300      16,536
THQ, Inc. (b) . . . . . . . . . . . . . .      4,173      58,964
Tibco Software, Inc. (b). . . . . . . . .      8,800      43,384
Tier Technologies, Inc. Class B (b) . . .      1,500       9,900
Transaction Systems Architects, Inc.
  (b) . . . . . . . . . . . . . . . . . .      3,314      23,032
Tripos, Inc. (b). . . . . . . . . . . . .        700       3,605
Tyler Technologies, Inc. (b). . . . . . .      1,600       6,320
Ulticom, Inc. (b) . . . . . . . . . . . .        400       2,900
Verint Systems, Inc. (b). . . . . . . . .        500       9,826
Verity, Inc. (b). . . . . . . . . . . . .      2,349      38,829
Viewpoint Corp. (b) . . . . . . . . . . .      1,700       1,358
Vitalworks, Inc. (b). . . . . . . . . . .      3,900      13,650
webMethods, Inc. (b). . . . . . . . . . .      5,380      54,123
Wind River Systems, Inc. (b). . . . . . .      5,900      19,529
Witness Systems, Inc. (b) . . . . . . . .        700       2,408
Zoran Corp. (b) . . . . . . . . . . . . .      2,941      52,320
                                                      ----------
                                                       3,381,690
                                                      ----------

----------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (0.7%)
AMCOL International Corp. . . . . . . . .      2,010      12,261
Comfort Systems USA, Inc. (b) . . . . . .      2,700       5,319
Drew Industries, Inc. (b) . . . . . . . .        600       9,060
ElkCorp . . . . . . . . . . . . . . . . .      2,043      41,371
Granite Construction, Inc.. . . . . . . .      3,105      52,164
Hovnanian Enterprises, Inc.
  Class A (b) . . . . . . . . . . . . . .      1,768      70,366
Integrated Electrical Services, Inc. (b).      5,300      30,210

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 41

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                        PRINCIPAL
                                         AMOUNT     VALUE
-----------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (continued)
JLG Industries, Inc. . . . . . . . . .      5,468  $ 29,746
LSI Industries, Inc. . . . . . . . . .        700     7,315
Meritage Corp. (b) . . . . . . . . . .        700    26,705
Michael Baker Corp. (b). . . . . . . .        600     5,256
NCI Building Systems, Inc. (b) . . . .      2,174    35,001
Omnova Solutions, Inc. (b) . . . . . .      1,800     6,390
Simpson Manufacturing Co., Inc. (b). .      1,300    45,656
The Genlyte Group, Inc. (b). . . . . .      1,500    56,580
Trex Company, Inc. (b) . . . . . . . .        800    32,816
U.S. Concrete, Inc. (b). . . . . . . .      2,300     8,648
Universal Display Corp. (b). . . . . .      2,100    20,559
Walter Industries, Inc.. . . . . . . .      1,717    17,428
                                                   --------
                                                    512,851
                                                   --------

-----------------------------------------------------------
CONSUMER DURABLES (0.9%)
1-800 CONTACTS, Inc. (b) . . . . . . .        600    12,906
Blyth, Inc.. . . . . . . . . . . . . .      3,339    88,083
Central Garden & Pet Co. (b) . . . . .      1,800    43,614
Chattem, Inc. (b). . . . . . . . . . .      1,000    13,670
Coca-Cola Bottling Co. . . . . . . . .        200    10,142
Crown Holdings, Inc. (b) . . . . . . .     16,331    86,554
EarthShell Corp. (b) . . . . . . . . .      1,600       576
Elizabeth Arden, Inc. (b). . . . . . .        807    10,249
Graphic Packaging International Corp.
  (b). . . . . . . . . . . . . . . . .      1,200     6,036
Greif Bros Corp. Class A . . . . . . .      1,700    34,765
Oneida Ltd.. . . . . . . . . . . . . .        674     7,434
Pilgrim's Pride Corp.. . . . . . . . .        500     4,350
Playtex Products, Inc. (b) . . . . . .      2,200    16,170
Rayovac Corp. (b). . . . . . . . . . .      2,743    28,527
Russ Berrie & Co., Inc.. . . . . . . .      1,041    34,228
Silgan Holdings, Inc. (b). . . . . . .      1,300    34,606
Toro Co. . . . . . . . . . . . . . . .      2,772   103,423
Tupperware Corp. . . . . . . . . . . .      5,473    75,856
Water Pik Technologies, Inc. (b) . . .        800     6,120
                                                   --------
                                                    617,309
                                                   --------

-----------------------------------------------------------
CONSUMER NON-CYCLICAL (0.1%)
Nature's Sunshine Products, Inc. . . .      2,300    21,781
Revlon Co., Inc. (b) . . . . . . . . .      1,577     5,078
Unifi, Inc. (b). . . . . . . . . . . .      3,863    22,985
                                                   --------
                                                     49,844
                                                   --------

-----------------------------------------------------------
DATA PROCESSING & REPRODUCTION (0.3%)
Ascential Software Corp. (b) . . . . .     24,219    93,001
Carreker-Antinori, Inc. (b). . . . . .      1,300     4,888
eFunds Corp. (b) . . . . . . . . . . .      5,393    49,346
Embarcadero Technologies, Inc. (b) . .      1,700    11,662
HomeStore, Inc. (b). . . . . . . . . .      2,300     1,932
infoUSA, Inc. (b). . . . . . . . . . .      1,400     7,392
Intrado, Inc. (b). . . . . . . . . . .      2,400    25,008
Pegasystems, Inc. (b). . . . . . . . .        100       683
ProBusiness Services, Inc. (b) . . . .      2,100    29,589
The InterCept Group, Inc. (b). . . . .      1,800    12,942
                                                   --------
                                                    236,443
                                                   --------

-----------------------------------------------------------
DISTRIBUTION (0.7%)
Actuant Corp. (b). . . . . . . . . . .      1,100    40,810
Advanced Marketing Services, Inc.. . .        900    10,602
Aviall, Inc. (b) . . . . . . . . . . .      1,200     9,840
Bell Microproducts, Inc. (b) . . . . .      2,180     9,984
Daisytek International Corp. (b) . . .      2,289     1,511
Handleman Co. (b). . . . . . . . . . .      3,132    53,087
Hughes Supply, Inc.. . . . . . . . . .      2,921    81,993
Keystone Automotive Industries, Inc.
  (b). . . . . . . . . . . . . . . . .      1,300    23,777
Owens & Minor, Inc.. . . . . . . . . .      3,192    59,371
ScanSource, Inc. (b) . . . . . . . . .      1,200    23,892
SCP Pool Corp. (b) . . . . . . . . . .      2,010    66,350
United Stationers, Inc. (b). . . . . .      3,530    95,699
Watsco, Inc. . . . . . . . . . . . . .      1,972    30,546
                                                   --------
                                                    507,462
                                                   --------

-----------------------------------------------------------
DRUGS (1.9%)
ABIOMED, Inc. (b). . . . . . . . . . .      1,431     5,781
Adolor Corp. (b) . . . . . . . . . . .      3,400    47,566
Alkermes, Inc. (b) . . . . . . . . . .      5,300    52,894
Alpharma, Inc. . . . . . . . . . . . .      2,600    48,490
Amylin Pharmaceuticals, Inc. (b) . . .      7,600   145,541
ARIAD, Inc. (b). . . . . . . . . . . .      1,375     2,791
ArQule, Inc. (b) . . . . . . . . . . .      3,189    12,565
Atrix Laboratories, Inc. (b) . . . . .      2,300    40,388
Avigen, Inc. (b) . . . . . . . . . . .      3,311    10,032
Bentley Pharmaceuticals, Inc. (b). . .        500     4,465
Bio-Rad Laboratories, Inc. Class A (b)      1,500    70,125
Cell Therapeutics, Inc. (b). . . . . .      3,172    28,548
Connetics Corp. (b). . . . . . . . . .      3,605    60,888
CV Therapeutics, Inc. (b). . . . . . .      2,461    49,171
DeCODE genetics, Inc. (b). . . . . . .      3,900     8,190
Endo Pharmaceuticals Holdings, Inc.
  (b). . . . . . . . . . . . . . . . .      2,500    41,300
Guilford Pharmaceuticals, Inc. (b) . .      3,500    17,045
Harvard Bioscience, Inc. (b) . . . . .        696     2,359
Immunomedics, Inc. (b) . . . . . . . .      2,610    10,257
Incyte Genomics, Inc. (b). . . . . . .      9,076    31,312
InterMune, Inc. (b). . . . . . . . . .      2,283    46,413
K-V Pharmaceutical Co. Class A (b) . .      2,000    44,980
Lifecore Biomedical, Inc. (b). . . . .      2,700    10,287
Ligand Pharmaceuticals, Inc. (b) . . .      5,655    50,330
Martek Biosciences Corp. (b) . . . . .      2,143    72,926
NBTY, Inc. (b) . . . . . . . . . . . .      4,798    74,369
NPS Pharmaceuticals, Inc. (b). . . . .      3,138    59,779
OSI Pharmaceuticals, Inc. (b). . . . .      3,600    75,601
Priority Healthcare Corp. Class B (b).      2,900    66,120
Quidel Corp. (b) . . . . . . . . . . .        800     4,080

--------------------------------------------------------------------------------
42 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT      VALUE
--------------------------------------------------------------
DRUGS (continued)
Seattle Genetics, Inc. (b). . . . . . .        300  $      783
Sequenom, Inc. (b). . . . . . . . . . .      4,508       9,106
Tanox, Inc. (b) . . . . . . . . . . . .      3,155      49,849
Tularik, Inc. (b) . . . . . . . . . . .      5,000      27,350
Vical, Inc. (b) . . . . . . . . . . . .      2,278       6,378
                                                    ----------
                                                     1,288,059
                                                    ----------

--------------------------------------------------------------
EDUCATIONAL SERVICES (0.8%)
Ambassadors Groups, Inc. (b). . . . . .        100       1,255
Bright Horizons Family Solutions,
   Inc. (b) . . . . . . . . . . . . . .      1,309      39,309
Corinthian Colleges, Inc. (b) . . . . .      4,200     192,318
ITT Educational Services, Inc. (b). . .      4,290     126,555
Learning Tree International, Inc. (b) .      1,241      18,156
PLATO Learning, Inc. (b). . . . . . . .      3,200      14,880
Princeton Review, Inc. (b). . . . . . .        700       3,689
Strayer Education, Inc. . . . . . . . .      1,089      70,829
Sylvan Learning Systems, Inc. (b) . . .      3,458      60,653
                                                    ----------
                                                       527,644
                                                    ----------

--------------------------------------------------------------
ELECTRICAL EQUIPMENT (1.1%)
Active Power, Inc. (b). . . . . . . . .      4,300       5,891
ADE Corp. (b) . . . . . . . . . . . . .      1,500       9,075
ANADIGICS, Inc. (b) . . . . . . . . . .      2,058       4,281
Artesyn Technologies, Inc. (b). . . . .      3,250      13,618
Avista Corp.. . . . . . . . . . . . . .      4,576      54,134
Bel Fuse, Inc. Class B. . . . . . . . .        700      13,790
Capstone Turbine Corp. (b). . . . . . .      9,300       7,440
Cleco Corp. . . . . . . . . . . . . . .      4,879      73,185
DSP Group, Inc. (b) . . . . . . . . . .      3,200      66,880
El Paso Electric Co. (b). . . . . . . .      4,362      49,465
EMCOR Group, Inc. (b) . . . . . . . . .      1,600      81,711
Encore Wire Corp. (b) . . . . . . . . .        400       3,440
Energy Conversion Devices, Inc. (b) . .        980       9,339
Hologic, Inc. (b) . . . . . . . . . . .      2,400      21,600
II-VI Corp. (b) . . . . . . . . . . . .        808      15,708
Intergrated Silicon Solution, Inc. (b).      4,347      14,128
Pioneer Standard Electronics, Inc.. . .      3,570      34,593
Plug Power, Inc. (b). . . . . . . . . .      2,200      11,176
Power-One, Inc. (b) . . . . . . . . . .      4,500      26,325
Proton Energy Systems, Inc. (b) . . . .      2,866       7,595
Rambus, Inc. (b). . . . . . . . . . . .      8,416     120,348
Research Frontiers, Inc. (b). . . . . .        441       3,127
Stoneridge, Inc. (b). . . . . . . . . .        800       8,640
Tripath Imaging, Inc. (b) . . . . . . .      2,468       9,798
Triumph Group, Inc. (b) . . . . . . . .      1,356      35,636
X-Rite, Inc.. . . . . . . . . . . . . .      2,700      27,513
                                                    ----------
                                                       728,436
                                                    ----------

--------------------------------------------------------------
ELECTRONICS (1.2%)
Aeroflex, Inc. (b). . . . . . . . . . .      5,152      27,718
BEI Technologies, Inc.. . . . . . . . .        468       4,006
Coherent, Inc. (b). . . . . . . . . . .      3,314      76,222
Daktronics, Inc. (b). . . . . . . . . .      1,601      22,494
EDO Corp. . . . . . . . . . . . . . . .      1,874      35,325
Electro Scientific Industries, Inc. (b)      3,136      42,116
Engineered Support Systems, Inc.. . . .      1,600      55,568
Excel Technology, Inc. (b). . . . . . .        619      14,187
FLIR Systems, Inc. (b). . . . . . . . .      1,617      84,214
Graftech International Ltd. (b) . . . .      7,000      28,140
Integrated Defense Technology, Inc. (b)      1,100      15,697
Itron, Inc. (b) . . . . . . . . . . . .      2,318      46,406
Keithley Instruments, Inc.. . . . . . .        259       3,160
LeCroy Corp. (b). . . . . . . . . . . .        800       8,112
MagneTek, Inc. (b). . . . . . . . . . .      2,300       4,968
Manufacturers' Services Ltd. (b). . . .        300       1,155
Methode Electronics, Inc. . . . . . . .      4,400      46,200
Nu Horizons Electronics Corp. (b) . . .        400       2,040
Planar Systems, Inc. (b). . . . . . . .      1,671      29,393
Rogers Corp. (b). . . . . . . . . . . .      1,400      46,340
Somera Communications, Inc. (b) . . . .      1,900       2,128
Thomas & Betts Corp. (b). . . . . . . .      4,148      65,580
Trimble Navigation Ltd. (b) . . . . . .      2,734      69,034
TTM Technologies, Inc. (b). . . . . . .      3,000      14,130
Watts Industries, Inc. Class A. . . . .      1,684      27,533
Woodhead Industries, Inc. . . . . . . .      1,000      12,000
Zygo Corp. (b). . . . . . . . . . . . .      1,700      12,699
                                                    ----------
                                                       796,565
                                                    ----------

--------------------------------------------------------------
ENTERTAINMENT (0.4%)
Acclaim Entertainment, Inc. (b) . . . .      6,539       3,073
AMC Entertainment, Inc. (b) . . . . . .      2,700      25,866
Championship Auto Racing Teams, Inc.
  (b) . . . . . . . . . . . . . . . . .        800       2,864
Dover Downs Entertainment, Inc. . . . .        448       4,453
Dover Motorsports, Inc. . . . . . . . .      2,112       7,075
Gaylord Entertainment Co. (b) . . . . .      1,899      39,518
Magna Entertainment Corp. Class A (b) .      5,400      26,190
Midway Games, Inc. (b). . . . . . . . .      3,400      10,710
Multimedia Games, Inc. (b). . . . . . .      1,200      30,228
Penn National Gaming, Inc. (b). . . . .      3,582      69,957
Pinnacle Entertainment, Inc. (b). . . .      3,418      18,252
Shuffle Master, Inc. (b). . . . . . . .      2,100      48,090
Steinway Musical Instruments, Inc. (b).        400       5,640
World Wrestling Federation
  Entertainment, Inc. (b) . . . . . . .        299       2,715
                                                    ----------
                                                       294,631
                                                    ----------

--------------------------------------------------------------
FIBER OPTICS (0.2%)
Avanex Corp. (b). . . . . . . . . . . .      7,122       6,267
Belden, Inc.. . . . . . . . . . . . . .      1,592      18,929
C-Cor.net Corp. (b) . . . . . . . . . .      1,800       6,138
MRV Communications, Inc. (b). . . . . .      5,310       7,328
Newport Corp. (b) . . . . . . . . . . .      3,265      42,187
Sycamore Networks, Inc. (b) . . . . . .     15,500      50,065
                                                    ----------
                                                       130,914
                                                    ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 43

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
-----------------------------------------------------------------
FINANCIAL (1.7%)
Advanta Corp. Class B. . . . . . . . . . .      1,200  $    9,468
American Capital Strategies Ltd. . . . . .      5,400     131,004
American Home Mortgage Holdings,
  Inc. . . . . . . . . . . . . . . . . . .      1,500      18,300
Anchor BanCorp Wisconsin, Inc. . . . . . .      2,627      60,815
Anworth Mtg Asset Corp.. . . . . . . . . .      2,100      29,358
BKF Capital Group (b). . . . . . . . . . .        700      11,865
Charter Municipal Mortgage Acceptance Co..      3,941      75,076
CompuCredit Corp. (b). . . . . . . . . . .        962       7,282
Credit Acceptance Corp. (b). . . . . . . .        445       3,435
DVI, Inc. (b). . . . . . . . . . . . . . .        600       5,460
Euronet Worldwide, Inc. (b). . . . . . . .      1,800      15,840
Federal Agricultural Mortgage Corp.
  (b). . . . . . . . . . . . . . . . . . .        900      21,330
Financial Federal Corp. (b). . . . . . . .      1,700      38,080
First Financial Holdings, Inc. . . . . . .      1,600      43,070
Friedman, Billings, Ramsey Group,
  Inc. . . . . . . . . . . . . . . . . . .      9,078      99,676
Gabelli Asset Management, Inc. (b) . . . .        600      18,756
Gladstone Capital Corp.. . . . . . . . . .      1,400      25,648
Gold Banc Corp., Inc.. . . . . . . . . . .      3,987      35,086
iDine Rewards Network, Inc. (b). . . . . .      1,400      13,650
Irwin Financial Corp.. . . . . . . . . . .      1,500      35,550
Jefferies Group, Inc.. . . . . . . . . . .      1,960      76,087
Knight Trading Group, Inc. (b) . . . . . .      7,100      35,926
Lendingtree, Inc. (b). . . . . . . . . . .      1,100      15,587
MainSource Financial Group, Inc. . . . . .        525      12,689
MCG Capital Corp.. . . . . . . . . . . . .      2,800      30,100
Novastar Financial, Inc. . . . . . . . . .      1,300      55,835
PRG-Schultz International, Inc. (b). . . .      4,025      25,680
Resource America, Inc. Class A . . . . . .      1,451      12,058
Royal Gold, Inc. . . . . . . . . . . . . .      1,700      27,132
Saxon Capital, Inc. (b). . . . . . . . . .      3,600      53,100
SoundView Technology Group, Inc. (b) . . .      6,928      10,808
SWS Group, Inc.. . . . . . . . . . . . . .      1,650      27,341
Union Acceptance Corp. Class A (b) . . . .      1,700         391
World Acceptance Corp. (b) . . . . . . . .      2,000      21,680
WSFS Financial Corp. . . . . . . . . . . .      1,009      34,710
                                                       ----------
                                                        1,137,873
                                                       ----------

-----------------------------------------------------------------
FOOD & RELATED (1.7%)
American Italian Pasta Co. (b) . . . . . .      1,633      72,015
Aurora Foods, Inc. (b) . . . . . . . . . .      2,800       1,512
Bridgford Foods Corp.. . . . . . . . . . .        700       5,075
Chiquita Brands International, Inc. (b). .      3,100      41,695
Corn Products International, Inc.. . . . .      3,830     114,441
Del Monte Foods Co. (b). . . . . . . . . .     18,701     148,674
Farmer Brothers Co.. . . . . . . . . . . .        100      32,525
Flowers Foods, Inc.. . . . . . . . . . . .      2,478      70,127
Great Atlantic & Pacific Tea Co., Inc.
  (b). . . . . . . . . . . . . . . . . . .      2,004      12,224
Green Mountain Coffee, Inc. (b). . . . . .        189       3,260
Hain Celestial Group, Inc. (b) . . . . . .      2,600      44,876
Horizon Organic Holding Corp. (b). . . . .        600       8,280
International Multifoods Corp. (b) . . . .      1,882      36,040
Interstate Bakeries Corp.. . . . . . . . .      4,605      48,214
J & J Snack Foods Corp. (b). . . . . . . .        900      28,188
Jarden Corp. (b) . . . . . . . . . . . . .      1,000      29,500
JM Smucker Co. . . . . . . . . . . . . . .      4,512     163,696
Lance, Inc.. . . . . . . . . . . . . . . .      3,816      28,238
Monterey Pasta Co. (b) . . . . . . . . . .      2,200       7,722
National Beverage Corp. (b). . . . . . . .        605       8,470
Peet's Coffee & Tea, Inc. (b). . . . . . .      1,300      22,113
Penford Corp.. . . . . . . . . . . . . . .        200       2,698
Ralcorp Holding, Inc. (b). . . . . . . . .      2,933      73,032
Riviana Foods, Inc.. . . . . . . . . . . .        285       7,427
Sanderson Farms, Inc.. . . . . . . . . . .        200       3,792
Sensient Technologies Corp.. . . . . . . .      5,154     113,903
Tasty Baking Co. . . . . . . . . . . . . .        200       1,790
Tejon Ranch Co. (b). . . . . . . . . . . .        600      16,662
                                                       ----------
                                                        1,146,189
                                                       ----------

-----------------------------------------------------------------
FURNITURE (0.2%)
American Woodmark Corp.. . . . . . . . . .        600      28,770
Bassett Furniture Industries, Inc. . . . .      1,700      20,893
Bombay Co., Inc. (b) . . . . . . . . . . .      4,500      37,800
Bush Industries, Inc.. . . . . . . . . . .      1,288       3,284
Kimball International, Inc. Class B. . . .      2,848      45,540
Quaker Fabric Corp.. . . . . . . . . . . .        798       5,003
Stanley Furniture Co., Inc.. . . . . . . .      1,000      24,740
                                                       ----------
                                                          166,030
                                                       ----------

-----------------------------------------------------------------
GAMBLING - NON-HOTEL CASINOS (0.2%)
Argosy Gaming Co. (b). . . . . . . . . . .      3,160      64,369
Churchill Downs, Inc.. . . . . . . . . . .        400      14,776
Isle of Capris Casinos, Inc. (b) . . . . .      1,604      20,708
Scientific Games Corp. (b) . . . . . . . .      5,200      33,904
                                                       ----------
                                                          133,757
                                                       ----------

-----------------------------------------------------------------
GAS - DISTRIBUTION (2.0%)
AGL Resources, Inc.. . . . . . . . . . . .      7,045     181,268
Atmos Energy Corp. . . . . . . . . . . . .      5,126     116,770
Cascade Natural Gas Corp.. . . . . . . . .        900      17,163
Energen Co.. . . . . . . . . . . . . . . .      3,916     128,445
New Jersey Resources Corp. . . . . . . . .      2,844      97,407
Northwest Natural Gas Co.. . . . . . . . .      2,419      62,483
NUI Corp.. . . . . . . . . . . . . . . . .      1,959      27,563
ONEOK, Inc.. . . . . . . . . . . . . . . .      7,259     137,703
Piedmont Natural Gas Co., Inc. . . . . . .      3,503     130,872
SEMCO Energy, Inc. . . . . . . . . . . . .      3,316      18,172
South Jersey Industries, Inc.. . . . . . .      1,181      41,311
Southwest Gas Corp.. . . . . . . . . . . .      3,086      64,065
Southwestern Energy Co. (b). . . . . . . .      4,342      57,792
UGI Corp.. . . . . . . . . . . . . . . . .      4,646     146,814
WGL Holdings, Inc. . . . . . . . . . . . .      5,494     148,228
                                                       ----------
                                                        1,376,056
                                                       ----------

--------------------------------------------------------------------------------
44 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT      VALUE
---------------------------------------------------------------
HEALTHCARE (1.7%)
American Healthways, Inc. (b). . . . . .      1,500  $   37,035
American Medical Security Group, Inc.
  (b). . . . . . . . . . . . . . . . . .        900      15,300
American Medical Systems Holdings,
  Inc. (b) . . . . . . . . . . . . . . .      2,200      34,914
AMERIGROUP Corp. (b) . . . . . . . . . .      1,000      29,120
AmSurg Corp. (b) . . . . . . . . . . . .      2,500      64,925
Apria Healthcare Group, Inc. (b) . . . .      3,962      92,909
Beverly Enterprises, Inc. (b). . . . . .      6,905      13,189
Centene Corp. (b). . . . . . . . . . . .        800      25,628
Cerus Corp. (b). . . . . . . . . . . . .      1,900      15,390
Cole National Corp. (b). . . . . . . . .        400       3,488
Columbia Laboratories, Inc. (b). . . . .      1,297       6,407
CorVel Corp. (b) . . . . . . . . . . . .        400      12,520
Curative Health Services, Inc. (b) . . .      1,500      18,750
Dynacq International, Inc. (b) . . . . .        448       5,766
Gentiva Health Services, Inc.. . . . . .      2,943      26,899
HealthExtras, Inc. (b) . . . . . . . . .      1,600       7,120
Hooper Holmes, Inc.. . . . . . . . . . .      4,849      29,336
Immucor, Inc. (b). . . . . . . . . . . .      1,050      21,557
Invacare Corp. . . . . . . . . . . . . .      2,549      81,441
Kindred Healthcare, Inc. (b) . . . . . .      1,400      20,860
Matria Healthcare, Inc. (b). . . . . . .      1,000      12,480
Medcath Corp. (b). . . . . . . . . . . .      1,300       5,837
MedQuist, Inc. (b) . . . . . . . . . . .      1,079      20,490
Odyssey Healthcare, Inc. (b) . . . . . .      2,000      51,680
Option Care, Inc. (b). . . . . . . . . .      1,643      15,329
PacifiCare Health Systems, Inc. (b). . .      3,500     111,440
Pediatrix Medical Group, Inc. (b). . . .      2,000      63,740
Per-Se Technologies, Inc. (b). . . . . .      3,752      32,755
PolyMedica Corp. . . . . . . . . . . . .        800      29,800
Prime Medical Services, Inc. (b) . . . .      2,700      13,905
Province Healthcare Co. (b). . . . . . .      5,144      51,440
Proxymed, Inc. (b) . . . . . . . . . . .        100         850
RehabCare Group, Inc. (b). . . . . . . .      1,300      22,724
Res-Care, Inc. (b) . . . . . . . . . . .      3,700      11,359
Select Medical Corp. (b) . . . . . . . .      1,400      23,688
Sierra Health Services, Inc. (b) . . . .      2,974      49,368
Sunrise Assisted Living, Inc. (b). . . .      1,491      40,257
U.S. Physical Therapy, Inc. (b). . . . .      1,200      13,776
United Surgical Partners International,
  Inc. (b) . . . . . . . . . . . . . . .      1,900      35,207
Virbac Corp. (b) . . . . . . . . . . . .      1,600       9,120
                                                     ----------
                                                      1,177,799
                                                     ----------

---------------------------------------------------------------
HOTELS & CASINOS (0.3%)
Ameristar Casinos, Inc. (b). . . . . . .      1,700      23,052
Aztar Corp. (b). . . . . . . . . . . . .      3,420      48,701
Boyd Gaming Corp. (b). . . . . . . . . .      2,817      40,142
Monarch Casino & Resort, Inc. (b). . . .        600       5,172
MTR Gaming Group, Inc. (b) . . . . . . .      2,300      18,630
Station Casinos, Inc. (b). . . . . . . .      3,600      77,796
                                                     ----------
                                                        213,493
                                                     ----------

---------------------------------------------------------------
HOTELS & MOTELS (0.2%)
Boca Resorts, Inc. (b) . . . . . . . . .      2,600      32,240
Choice Hotels International, Inc. (b). .      2,520      61,488
Marcus Corp. . . . . . . . . . . . . . .      1,577      22,393
Prime Hospitality Corp. (b). . . . . . .      5,510      36,697
Wyndham International, Inc. Class A (b).      5,400       1,080
                                                     ----------
                                                        153,898
                                                     ----------

---------------------------------------------------------------
INSURANCE (1.7%)
Alfa Corp. . . . . . . . . . . . . . . .      2,824      36,458
American Physicians Capital, Inc. (b). .      1,229      27,911
Argonaut Group, Inc. . . . . . . . . . .      2,700      27,216
Baldwin & Lyons, Inc. Class B. . . . . .        781      17,963
Ceres Group, Inc. (b). . . . . . . . . .      3,600       8,496
Citizens, Inc. (b) . . . . . . . . . . .      1,045       6,604
CNA Surety Corp. . . . . . . . . . . . .        700       6,426
Cobalt Corp. (b) . . . . . . . . . . . .      1,100      18,095
EMC Insurance Group, Inc.. . . . . . . .        500       9,565
FBL Financial Group, Inc. Class A. . . .        700      14,056
FPIC Insurance Group, Inc. (b) . . . . .      1,300      12,688
Fremont General Corp.. . . . . . . . . .      6,510      60,934
Harleysville Group, Inc. . . . . . . . .      2,798      66,033
Horace Mann Educators Corp.. . . . . . .      3,016      44,546
Independence Holding Co. . . . . . . . .        400       7,800
Kansas City Life Insurance Co. . . . . .        200       8,136
LandAmerica Financial Group, Inc.. . . .      1,825      74,953
Navigators Group, Inc. (b) . . . . . . .        600      16,110
Nymagic, Inc.. . . . . . . . . . . . . .        400       8,800
Odyssey Re Holdings Corp.. . . . . . . .      1,400      29,400
Ohio Casualty Corp. (b). . . . . . . . .      6,008      75,250
Philadelphia Consolidated Holding
  Corp. (b). . . . . . . . . . . . . . .      1,802      70,296
PICO Holdings, Inc. (b). . . . . . . . .        900      12,519
PMA Capital Corp. Class A. . . . . . . .      3,400      29,036
ProAssurance Corp. (b) . . . . . . . . .      2,562      66,330
RLI Corp.. . . . . . . . . . . . . . . .      1,636      48,344
Selective Insurance Group, Inc.. . . . .      3,114      78,130
State Auto Financial Corp. . . . . . . .        900      16,920
Stewart Information Services Corp. (b) .      2,200      58,696
The Commerce Group, Inc. . . . . . . . .      2,453      90,908
The Midland Co.. . . . . . . . . . . . .        300       6,117
Triad Guaranty, Inc. (b) . . . . . . . .      1,000      39,840
United Fire & Casualty Co. . . . . . . .        400      12,872
Vesta Insurance Group, Inc.. . . . . . .      3,300       8,415
Zenith National Insurance Co.. . . . . .      1,400      36,050
                                                     ----------
                                                      1,151,913
                                                     ----------

---------------------------------------------------------------
INSURANCE/LIFE (0.3%)
Delphi Financial Group, Inc. . . . . . .      1,564      68,895
Financial Industries Corp. . . . . . . .      1,200      17,856
Great American Financial Resources,
  Inc. . . . . . . . . . . . . . . . . .        345       4,882
National Western Life Insurance Co.
  Class A (b). . . . . . . . . . . . . .        300      29,733

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 45

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                     SHARES OR
                                     PRINCIPAL
                                      AMOUNT      VALUE
----------------------------------------------------------
INSURANCE/LIFE (continued)
Presidential Life Corp. . . . . . .      3,081  $   24,894
UICI (b). . . . . . . . . . . . . .      3,446      41,007
Universal American Financial Corp.
  (b) . . . . . . . . . . . . . . .      1,100       6,413
                                                ----------
                                                   193,680
                                                ----------

----------------------------------------------------------
INSURANCE BROKERS (0.2%)
Clark/Bardes, Inc. (b). . . . . . .        900      10,530
Crawford & Co. Class B. . . . . . .      2,320      11,438
Hilb, Rogal & Hamilton Co.. . . . .      3,400     120,870
                                                ----------
                                                   142,838
                                                ----------

----------------------------------------------------------
INTERNET (1.8%)
@Road, Inc. (b) . . . . . . . . . .      1,500       9,615
Akamai Technologies, Inc. (b) . . .      9,600      23,232
Alloy, Inc. (b) . . . . . . . . . .      3,133      18,955
Ameritrade Holdings Corp. (b) . . .     18,500      92,870
Ariba, Inc. (b) . . . . . . . . . .     26,900      87,694
AsiaInfo Holdings, Inc. (b) . . . .      3,803      16,505
CNET Networks, Inc. (b) . . . . . .     12,300      44,649
DoubleClick, Inc. (b) . . . . . . .     13,400     115,239
Drugstore.com, Inc. (b) . . . . . .      3,600      14,760
EarthLink, Inc. (b) . . . . . . . .     13,100      90,259
Entrust, Inc. (b) . . . . . . . . .      3,900       9,789
eUniverse, Inc. (b) . . . . . . . .      1,600       6,144
Harris Interactive, Inc. (b). . . .      4,400      21,076
Interland, Inc. (b) . . . . . . . .      7,175       5,381
Internet Security, Inc. (b) . . . .      4,400      57,728
Interwoven, Inc. (b). . . . . . . .      7,100      13,419
j2 Global Communications, Inc. (b).        600      17,718
LookSmart Ltd. (b). . . . . . . . .      8,600      28,982
MatrixOne, Inc. (b) . . . . . . . .      5,709      19,982
Neoforma, Inc. (b). . . . . . . . .      1,100      11,990
Net.B@nk, Inc.. . . . . . . . . . .      4,724      47,146
Net2Phone, Inc. (b) . . . . . . . .      2,238       9,176
Netegrity, Inc. (b) . . . . . . . .      1,674       7,935
Netflix, Inc. (b) . . . . . . . . .        800      18,320
NextCard, Inc. (b). . . . . . . . .      1,070           5
NIC, Inc. (b) . . . . . . . . . . .      1,400       2,870
Omicell, Inc. (b) . . . . . . . . .      2,800      16,559
Openware Systems, Inc. (b). . . . .     15,100      26,123
Overstock.com, Inc. (b) . . . . . .        500       4,000
Overture Services, Inc. (b) . . . .      5,670      60,669
PC-Tel, Inc. (b). . . . . . . . . .      2,700      24,786
Priceline.com, Inc. (b) . . . . . .     12,100      26,862
PTEK Holdings, Inc. (b) . . . . . .      4,000      17,840
Raindance Communications, Inc. (b).      2,700       8,154
Redback Networks, Inc. (b). . . . .     15,600       8,266
Register.com, Inc. (b). . . . . . .      3,791      21,609
Riverstone Networks, Inc. (b) . . .     11,100      13,653
S1 Corp. (b). . . . . . . . . . . .      6,878      30,263
The TriZetto Group, Inc. (b). . . .      1,900      10,260
United Online, Inc. (b) . . . . . .      2,300      51,428
ValueClick, Inc. (b). . . . . . . .      8,700      35,235
Vignette Corp. (b). . . . . . . . .     21,300      43,878
Vitria Technology, Inc. (b) . . . .      1,800       1,494
WatchGuard Technolgies, Inc. (b). .      3,397      14,947
Websense, Inc. (b). . . . . . . . .      2,674      38,158
                                                ----------
                                                 1,245,623
                                                ----------

----------------------------------------------------------
LEISURE PRODUCTS (0.6%)
Action Performance Co., Inc.. . . .      1,300      24,037
Alliance Gaming Corp. (b) . . . . .      4,000      63,880
Bally Total Fitness Holding Corp.
  (b) . . . . . . . . . . . . . . .      1,898      12,052
Boyds Collection Ltd. (b) . . . . .        890       4,459
Coachmen Industries, Inc. . . . . .      1,100      13,915
Department 56, Inc. (b) . . . . . .        400       4,720
Escalade, Inc. (b). . . . . . . . .        300       3,867
JAKKS Pacific, Inc. (b) . . . . . .      2,881      37,453
Johnson Outdoors, Inc. Class A (b).        700       7,154
K2, Inc. (b). . . . . . . . . . . .      2,500      23,825
MarineMax, Inc. (b) . . . . . . . .        200       2,302
Marvel Enterprises, Inc. (b). . . .      3,300      55,572
Party City Corp. (b). . . . . . . .      1,000       9,870
RC2 Corp. (b) . . . . . . . . . . .      1,100      17,468
Speedway Motorsports, Inc.. . . . .      1,200      29,172
The Nautilus Group, Inc.. . . . . .      3,600      45,720
Topps Co., Inc. (b) . . . . . . . .      3,627      33,767
Vail Resorts, Inc. (b). . . . . . .      1,608      19,296
WMS Industries, Inc. (b). . . . . .      1,899      25,618
                                                ----------
                                                   434,147
                                                ----------

----------------------------------------------------------
MACHINERY (1.6%)
Advanced Energy Industries, Inc.
  (b) . . . . . . . . . . . . . . .      1,682      16,164
Alamo Group, Inc. . . . . . . . . .        100       1,175
Albany International Corp. Class A.      2,627      62,365
Applied Industrial Technologies,
  Inc.. . . . . . . . . . . . . . .      1,924      35,575
Astec Industries, Inc. (b). . . . .      1,779      14,552
Baldor Electric Co. . . . . . . . .      3,323      73,904
Briggs & Stratton Corp. . . . . . .      2,100      94,794
Cascade Corp. . . . . . . . . . . .        900      13,680
Columbus McKinnon Corp. (b) . . . .      2,500       3,850
Cubic Corp. . . . . . . . . . . . .      1,100      21,329
Flow International Corp. (b). . . .      2,300       2,691
Franklin Electric Co., Inc. . . . .        500      25,915
Gardner Denver, Inc. (b). . . . . .      1,300      25,779
Gorman-Rupp . . . . . . . . . . . .        800      16,000
IDEX Corp.. . . . . . . . . . . . .      3,145     100,168
Intermagnetics General Corp. (b). .      1,400      27,202
Joy Global, Inc. (b). . . . . . . .      5,200      64,324
Kadant, Inc. (b). . . . . . . . . .        803      13,049
Lennox International, Inc.. . . . .      4,700      69,842
Mestek, Inc. (b). . . . . . . . . .        460       8,367
Milacron, Inc.. . . . . . . . . . .        897       4,682
NACCO Industries, Inc.. . . . . . .        400      21,000

--------------------------------------------------------------------------------
46 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT      VALUE
---------------------------------------------------------------
MACHINERY (continued)
Nordson Corp.. . . . . . . . . . . . . .      2,663  $   67,267
Photon Dynamics, Inc. (b). . . . . . . .      1,775      38,873
Sauer-Danfoss, Inc.. . . . . . . . . . .        493       4,467
Stewart & Stevenson Services, Inc. . . .      3,300      44,253
SureBeam Corp. Class A (b) . . . . . . .      7,314      21,064
Tennant Co.. . . . . . . . . . . . . . .        779      25,715
Terex Corp. (b). . . . . . . . . . . . .      3,800      62,890
The L.S. Starrett Co. Class A. . . . . .        800      11,304
Thomas Industries, Inc.. . . . . . . . .      1,500      40,350
UNOVA, Inc. (b). . . . . . . . . . . . .      3,601      26,503
Wabtec Corp. . . . . . . . . . . . . . .      3,002      36,805
                                                     ----------
                                                      1,095,898
                                                     ----------

---------------------------------------------------------------
MANUFACTURED HOUSING (0.4%)
Aaon, Inc. (b) . . . . . . . . . . . . .        400       5,600
Apogee Enterprises, Inc. . . . . . . . .      3,100      32,054
Beazer Homes USA, Inc. (b) . . . . . . .      1,312      92,168
Centex Construction Products, Inc. . . .        400      15,460
Fleetwood Enterprises, Inc. (b). . . . .      3,041      15,327
Modtech Holdings, Inc. (b) . . . . . . .      1,600      12,960
Monaco Coach Corp. (b) . . . . . . . . .      2,137      28,892
Palm Harbor Homes, Inc. (b). . . . . . .      1,597      26,734
Skyline Corp.. . . . . . . . . . . . . .        318       9,413
WCI Communities, Inc. (b). . . . . . . .        400       5,532
Winnebago Industries, Inc. . . . . . . .      1,519      56,233
                                                     ----------
                                                        300,373
                                                     ----------

---------------------------------------------------------------
MANUFACTURING (0.9%)
American Superconductor Corp. (b). . . .      2,800      10,220
Applied Films Corp. (b). . . . . . . . .      1,200      26,100
Armor Holdings, Inc. (b) . . . . . . . .      2,000      24,100
Champion Enterprises, Inc. (b) . . . . .      9,014      21,814
Checkpoint Systems, Inc. (b) . . . . . .      2,908      38,822
Cognex Corp. (b) . . . . . . . . . . . .      3,844      84,146
CSS Industries, Inc. . . . . . . . . . .        501      18,131
Culp, Inc. (b) . . . . . . . . . . . . .      1,500       7,800
CUNO, Inc. (b) . . . . . . . . . . . . .      1,547      55,444
Foamex International, Inc. (b) . . . . .      2,900       2,842
Identix, Inc. (b). . . . . . . . . . . .      9,000      44,100
Lincoln Electric Holdings, Inc.. . . . .      3,868      74,300
Mine Safety Appliances Co. . . . . . . .        700      26,768
Myers Industries, Inc. . . . . . . . . .        955       9,588
OshKosh B'Gosh, Inc. Class A . . . . . .      1,250      37,975
Powell Industries, Inc. (b). . . . . . .        869      12,123
Quixote Corp.. . . . . . . . . . . . . .      1,100      20,064
Sturm, Ruger & Co., Inc. . . . . . . . .      2,637      23,469
U.S. Industries, Inc. (b). . . . . . . .      7,089      33,673
Woodward Governor Co.. . . . . . . . . .      1,000      37,020
Young Innovations Inc. (b) . . . . . . .        500      11,125
                                                     ----------
                                                        619,624
                                                     ----------

---------------------------------------------------------------
MANUFACTURING/DIVERSIFIED (1.5%)
A.O. Smith Corp. . . . . . . . . . . . .      1,586      47,295
Acuity Brands, Inc.. . . . . . . . . . .      3,842      58,514
Barnes Group, Inc. . . . . . . . . . . .        702      14,770
Carlisle Companies, Inc. . . . . . . . .      3,484     158,033
CLARCOR, Inc.. . . . . . . . . . . . . .      2,893     108,227
ESCO Technologies, Inc. (b). . . . . . .      1,594      62,501
Federal Signal Corp. . . . . . . . . . .      5,548      95,869
Global Power Equipment Group, Inc.
  (b). . . . . . . . . . . . . . . . . .      1,600       9,584
Griffon Corp. (b). . . . . . . . . . . .      2,300      31,326
Imation Corp. (b). . . . . . . . . . . .      3,510     120,393
Matthews International Corp. Class A . . 2,437 57,416 Penn Energineering & Manufacturing
  Corp.. . . . . . . . . . . . . . . . .      1,200      16,044
Roper Industries, Inc. . . . . . . . . .      3,086      94,401
SPS Technologies, Inc. (b) . . . . . . .      1,037      27,356
Standex International Corp.. . . . . . .      1,054      22,250
Tredegar Industries, Inc.. . . . . . . .      2,206      28,369
United Defense Inds, Inc. (b). . . . . .      2,800      68,376
USG Corp. (b). . . . . . . . . . . . . .      3,600      25,236
Vans, Inc. (b) . . . . . . . . . . . . .      3,300      15,444
                                                     ----------
                                                      1,061,404
                                                     ----------

---------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES (2.5%)
Advanced Neuromodulation Systems,
  Inc. (b) . . . . . . . . . . . . . . .      1,000      41,870
Alaris Medical, Inc. (b) . . . . . . . .        700       6,685
Allscripts Healthcare Solution, Inc. (b)      2,518       6,925
Arrow International, Inc.. . . . . . . .        800      34,128
BriteSmile, Inc. (b) . . . . . . . . . .        117       1,950
Cantel Medical Corp. (b) . . . . . . . .        100       1,365
Cardiac Science, Inc. (b). . . . . . . .      7,000      16,520
CardioDyamics International Corp. (b). .      1,700       4,692
Cepheid, Inc. (b). . . . . . . . . . . .      1,500       5,640
Closure Medical Corp. (b). . . . . . . .        100       1,805
Conceptus, Inc. (b). . . . . . . . . . .      2,100      21,903
CONMED Corp. (b) . . . . . . . . . . . .      3,055      53,218
Cyberonics, Inc. (b) . . . . . . . . . .      2,430      55,477
Durect Corp. (b) . . . . . . . . . . . .      2,700       7,911
Endocardial Solutions, Inc. (b). . . . .      1,800       6,102
EPIX Medical, Inc. (b) . . . . . . . . .      1,200      11,460
Hanger Orthopedic Group, Inc. (b). . . .      1,600      16,496
Healthtronics Surgical Services, Inc.
  (b). . . . . . . . . . . . . . . . . .      1,600      12,816
ICU Medical, Inc. (b). . . . . . . . . .      1,250      39,725
IDX Systems Corp. (b). . . . . . . . . .      2,000      29,340
IMPATH, Inc. (b) . . . . . . . . . . . .      1,126      16,552
INAMED Corp. (b) . . . . . . . . . . . .      1,567      58,433
Interpore International, Inc. (b). . . .        800       7,128
Intuitive Surgical, Inc. (b) . . . . . .      3,938      24,573
Kensey Nash Corp. (b). . . . . . . . . .      1,100      23,947
Kyphon, Inc. (b) . . . . . . . . . . . .        900       8,496
Landauer, Inc. . . . . . . . . . . . . .      1,022      39,194
Lifeline Systems, Inc. (b) . . . . . . .        700      16,877

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 47

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                      SHARES OR
                                      PRINCIPAL
                                       AMOUNT      VALUE
-----------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES (continued)
Med-Design Corp. (b) . . . . . . . .        574  $    2,388
Medsource Technologies, Inc. (b) . .        500       1,400
Mentor Corp. . . . . . . . . . . . .      3,724      68,931
Merit Medical Systems, Inc. (b). . .      1,400      27,426
Oakley, Inc. (b) . . . . . . . . . .      3,400      35,700
Ocular Sciences, Inc. (b). . . . . .      2,101      30,465
OraSure Technologies, Inc. (b) . . .      2,741      17,542
Orthologic Corp. (b) . . . . . . . .      1,700       5,746
Possis Medical, Inc. (b) . . . . . .      2,112      40,550
PracticeWorks, Inc. (b). . . . . . .      1,800      21,186
PSS World Medical, Inc. (b). . . . .      6,723      40,405
Q-Med, Inc. (b). . . . . . . . . . .        900       5,418
ResMed, Inc. (b) . . . . . . . . . .      3,000     110,041
Respironics, Inc. (b). . . . . . . .      3,767     144,729
Rita Medical Systems, Inc. (b) . . .        300         858
Serologicals Corp. (b) . . . . . . .      2,628      24,256
Sonic Innovations, Inc. (b). . . . .      2,800      10,304
Surmodics, Inc. (b). . . . . . . . .      1,504      54,655
Sybron Dental Specialties, Inc. (b).      3,600      73,260
Techne Corp. (b) . . . . . . . . . .      4,771     105,964
The Cooper Co., Inc. . . . . . . . .      2,900      80,910
Therasense, Inc. (b) . . . . . . . .      2,200      17,402
Viasys Healthcare, Inc. (b). . . . .      2,328      37,714
VISX, Inc. (b) . . . . . . . . . . .      4,679      73,273
Vital Signs, Inc.. . . . . . . . . .        730      20,805
Wright Medical Group, Inc. (b) . . .      1,600      30,368
Zoll Medical Corp. (b) . . . . . . .      1,011      32,655
                                                 ----------
                                                  1,685,579
                                                 ----------

-----------------------------------------------------------
MEDICAL LABORATORIES (0.2%)
Alliance Imaging, Inc. (b) . . . . .      2,600      11,102
Applera Corp. - Celera Genomics
  Group (b). . . . . . . . . . . . .      6,800      71,399
Bio-Reference Laboratories, Inc. (b)      1,000       4,700
Bioreliance Corp. (b). . . . . . . .        600      11,958
LabOne, Inc. (b) . . . . . . . . . .        600      11,310
Quest Diagnostics, Inc. (b). . . . .          1          60
Radiologix, Inc. (b) . . . . . . . .        800       2,320
Specialty Laboratories, Inc. (b) . .        276       2,374
VCA Antech, Inc. (b) . . . . . . . .      2,400      40,294
                                                 ----------
                                                    155,517
                                                 ----------

-----------------------------------------------------------
METAL PROCESSORS (0.6%)
A.M. Castle & Co. (b). . . . . . . .      1,100       5,082
Commercial Metals Co.. . . . . . . .      3,246      50,183
Intermet Corp. . . . . . . . . . . .      1,500       5,580
Kaydon Corp. . . . . . . . . . . . .      3,248      72,430
Ladish Co., Inc. (b) . . . . . . . .      1,200       5,711
Liquidmetal Technologies Co. (b) . .        700       3,184
Mueller Industries, Inc. (b) . . . .      2,661      67,989
NN, Inc. . . . . . . . . . . . . . .      2,035      21,775
Quanex Corp. . . . . . . . . . . . .      1,570      45,153
Valmont Industries, Inc. . . . . . .      1,000      19,320
Worthington Industries, Inc. . . . .      7,940     106,634
                                                 ----------
                                                    403,041
                                                 ----------

-----------------------------------------------------------
METALS (0.2%)
Brush Engineered Materials, Inc. (b)      1,296       6,869
Century Aluminum Co. . . . . . . . .      1,466       9,749
Cleveland-Cliffs, Inc. (b) . . . . .        432       7,776
Hecla Mining Co. (b) . . . . . . . .     13,500      50,490
Kaiser Aluminum Corp. (b). . . . . .      2,300          85
RTI International Metals, Inc. (b) .      1,400      14,140
Southern Peru Copper Corp. . . . . .      1,258      19,675
Stepan Co. . . . . . . . . . . . . .        300       7,458
Stillwater Mining Co. (b). . . . . .      5,708      15,412
USEC, Inc. . . . . . . . . . . . . .      6,700      37,520
                                                 ----------
                                                    169,174
                                                 ----------

-----------------------------------------------------------
NATURAL GAS (0.5%)
Airgas, Inc. (b) . . . . . . . . . .      6,500     131,495
EnergySouth, Inc.. . . . . . . . . .        500      13,445
Southern Union Co. (b) . . . . . . .      3,460      48,267
St. Mary Land & Exploration Co.. . .      3,118      79,883
Syntroleum Corp. (b) . . . . . . . .      2,478       5,848
The Laclede Group, Inc.. . . . . . .      1,700      40,970
                                                 ----------
                                                    319,908
                                                 ----------

-----------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (0.3%)
CompX International, Inc.. . . . . .        791       3,979
Ennis Business Forms, Inc. . . . . .        800      10,000
General Binding Corp. (b). . . . . .        600       4,800
Global Imaging Systems, Inc. (b) . .      1,100      20,350
Imagistics International, Inc. (b) .      1,300      27,976
Interface, Inc.. . . . . . . . . . .      4,265      15,354
John H. Harland Co.. . . . . . . . .      3,166      75,825
School Specialty, Inc. (b) . . . . .      1,982      36,806
Standard Register Co.. . . . . . . .      1,134      19,596
Virco Manufacturing Co.. . . . . . .        850       8,245
                                                 ----------
                                                    222,931
                                                 ----------

-----------------------------------------------------------
OIL & GAS (2.6%)
3TEC Energy Corp. (b). . . . . . . .      1,979      30,576
Atwood Oceanics, Inc. (b). . . . . .      1,310      34,126
Berry Petroleum Co.. . . . . . . . .      1,100      17,061
Cabot Oil & Gas Corp.. . . . . . . .      2,598      63,651
Cal Dive International, Inc. (b) . .      4,375      70,438
Chesapeake Energy Corp.. . . . . . .     18,391     148,230
Comstock Resources, Inc. (b) . . . .      2,919      32,401
Denbury Resources, Inc. (b). . . . .      2,500      26,500
Encore Acquisition Co. (b) . . . . .        400       6,896
Energy Partners Ltd. (b) . . . . . .      1,300      12,844

--------------------------------------------------------------------------------
48 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT      VALUE
--------------------------------------------------------------
OIL & GAS (continued)
Evergreen Resources, Inc. (b) . . . . .      1,900  $   90,345
Grey Wolf, Inc. (b) . . . . . . . . . .     17,741      71,851
Hanover Compressor Co. (b). . . . . . .      4,600      38,686
Harvest Natural Resources, Inc. (b) . .      2,200      11,220
Horizon Offshore, Inc. (b). . . . . . .      3,291      12,078
Lufkin Industries, Inc. . . . . . . . .      1,100      24,398
Magnum Hunter Resources, Inc. (b) . . .      4,300      24,209
Newpark Resources, Inc. (b) . . . . . .      6,684      31,348
Nuevo Energy Co. (b). . . . . . . . . .      1,845      24,723
Oceaneering International, Inc. (b) . .      1,950      43,992
Parker Drilling Co. (b) . . . . . . . .      8,537      16,733
Patina Oil & Gas Corp.. . . . . . . . .      2,302      79,488
Penn Virginia Corp. . . . . . . . . . .      1,000      38,960
Petroquest Energy, Inc. (b) . . . . . .      6,814      10,357
Plains Exploration & Production Co.
   (b). . . . . . . . . . . . . . . . .      2,800      23,324
Plains Resources, Inc. (b). . . . . . .      1,900      23,028
Prima Energy Corp. (b). . . . . . . . .      1,531      30,055
Quaker Chemical Corp. . . . . . . . . .        400       8,940
Quicksilver Resources, Inc. (b) . . . .      1,290      29,825
Quiksilver Resources, Inc. (b). . . . .      2,184      71,198
Range Resources Corp. (b) . . . . . . .      4,463      26,376
Remington Oil & Gas Corp. (b) . . . . .      2,380      37,295
RPC, Inc. . . . . . . . . . . . . . . .      1,201      13,079
Spinnaker Exploration Co. (b) . . . . .      2,124      45,454
Stone Energy Corp. (b). . . . . . . . .      2,541      89,265
Swift Energy Co. (b). . . . . . . . . .      1,434      11,931
Tesoro Petroleum Corp. (b). . . . . . .      7,000      54,390
The Exploration Co. of Delaware (b) . .      2,300       6,923
The Houston Exploration Co. (b) . . . .      1,300      36,361
The Meridian Resource Corp. (b) . . . .      6,100       6,710
Tom Brown, Inc. (b) . . . . . . . . . .      3,973      97,418
Unit Corp. (b). . . . . . . . . . . . .      5,100      99,960
Vintage Petroleum, Inc. . . . . . . . .      5,400      52,812
Westport Resources Corp. (b). . . . . .      2,600      54,184
World Fuel Services Corp. . . . . . . .        400       8,568
                                                    ----------
                                                     1,788,207
                                                    ----------

--------------------------------------------------------------
OIL EQUIPMENT & SERVICES (1.0%)
CARBO Ceramics, Inc.. . . . . . . . . .      1,100      41,382
Dril-Quip, Inc. (b) . . . . . . . . . .        313       4,814
Frontier Oil Corp.. . . . . . . . . . .      3,162      53,501
Global Industries Ltd. (b). . . . . . .      8,700      38,628
Holly Corp. . . . . . . . . . . . . . .      1,400      39,886
Hydril Co. (b). . . . . . . . . . . . .      1,200      28,572
Key Energy Services, Inc. (b) . . . . .     11,575     116,561
Lone Star Technologies, Inc. (b). . . .      2,834      60,166
SEACOR SMIT, Inc. (b) . . . . . . . . .      1,511      54,124
SJW Corp. . . . . . . . . . . . . . . .        200      16,900
Superior Energy Services, Inc. (b). . .      5,684      51,440
TETRA Technologies, Inc. (b). . . . . .      1,139      30,297
TRC Cos., Inc. (b). . . . . . . . . . .        400       4,556
Veritas DGC, Inc. (b) . . . . . . . . .      2,967      20,324
W-H Energy Services, Inc. (b) . . . . .      2,943      52,974
WD-40 Co. . . . . . . . . . . . . . . .      1,834      48,509
                                                    ----------
                                                       662,634
                                                    ----------

--------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT (0.1%)
Gulf Island Fabrication, Inc. (b) . . .      1,000      16,740
NATCO Group, Inc. Class A (b) . . . . .        900       5,265
Oil States International, Inc. (b). . . 1,000 11,380 Universal Compression Holdings, Inc.
  (b) . . . . . . . . . . . . . . . . .      1,100      19,954
                                                    ----------
                                                        53,339
                                                    ----------

--------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.6%)
AEP Industries, Inc. (b). . . . . . . .        600       4,254
Buckeye Technologies, Inc. (b). . . . .      1,390       7,367
Caraustar Industries, Inc. (b). . . . .      2,831      19,477
Chesapeake Corp.. . . . . . . . . . . .      1,670      29,993
Deltic Timber Corp. . . . . . . . . . .        656      16,046
Glatfelter & Co.. . . . . . . . . . . .      1,665      19,064
Longview Fibre Co.. . . . . . . . . . .      3,931      29,994
Louisiana-Pacific Corp. (b) . . . . . .     10,405      84,072
Penton Media, Inc. (b). . . . . . . . .      1,300         559
Pope & Talbot, Inc. . . . . . . . . . .      1,400      18,606
Potlatch Corp.. . . . . . . . . . . . .      3,388      80,804
Rock-Tenn Co. . . . . . . . . . . . . .        900      12,060
Schweitzer-Mauduit International, Inc..      1,075      23,532
Universal Forest Products, Inc. . . . .      1,800      31,680
Wausau-Mosinee Paper Corp.. . . . . . .      2,924      31,111
                                                    ----------
                                                       408,619
                                                    ----------

--------------------------------------------------------------
PHARMACEUTICALS (2.5%)
Alexion Pharmaceuticals, Inc. (b) . . .      2,329      30,720
Allos Therapeutics, Inc. (b). . . . . .      4,100       7,708
American Pharmaceutical Partners,
  Inc. (b). . . . . . . . . . . . . . .      1,000      23,350
Array BioPharma, Inc. (b) . . . . . . .        900       2,034
AtheroGenics, Inc. (b). . . . . . . . .      3,800      34,580
AVANIR Pharmaceuticals (b). . . . . . .      4,900       7,056
BioMarin Pharmaceutical, Inc. (b) . . .      4,400      48,312
Biopure Corp. (b) . . . . . . . . . . .      2,953      10,336
Bone Care International, Inc. (b) . . .      1,000       7,760
Bradley Pharmaceuticals, Inc. (b) . . .      1,000      14,410
Cell Genesys, Inc. (b). . . . . . . . .      2,900      25,868
CIMA Labs, Inc. (b) . . . . . . . . . .      1,428      34,486
Corixa Corp. (b). . . . . . . . . . . .      4,529      32,473
Cubist Pharmaceuticals, Inc. (b). . . .      2,290      21,137
D & K Healthcare Resources, Inc.. . . .      1,200      15,756
Del Laboratories, Inc. (b). . . . . . .        105       2,432
Enzon, Inc. (b) . . . . . . . . . . . .      4,500      61,740
Eon Labs, Inc. (b). . . . . . . . . . .      1,300      39,832
First Horizon Pharmaceutical Corp.
  (b) . . . . . . . . . . . . . . . . .      3,800      10,290
Geron Corp. (b) . . . . . . . . . . . .      4,037      18,691
ILEX Oncology, Inc. (b) . . . . . . . .      4,178      55,943

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 49

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT      VALUE
-------------------------------------------------------------
PHARMACEUTICALS (continued)
ImClone Systems, Inc. (b). . . . . . .      3,700  $   67,488
ImmunoGen, Inc. (b). . . . . . . . . .      3,129       9,481
Impax Laboratories, Inc. (b) . . . . .      3,100      18,228
Indevus Pharmaceuticals, Inc. (b). . .      5,512      20,394
Inter Parfums, Inc.. . . . . . . . . .      1,200       8,460
Isis Pharmaceuticals, Inc. (b) . . . .      5,370      29,696
Kos Pharmaceuticals, Inc. (b). . . . .        768      15,667
La Jolla Pharmaceutical Co. (b). . . .      7,200      15,912
Lannett Co., Inc. (b). . . . . . . . .        600       8,796
Medical Co. (b). . . . . . . . . . . .      3,273      67,260
MIM Corp. (b). . . . . . . . . . . . .      2,600      19,032
Nastech Pharmaceutical Co., Inc.
  (b). . . . . . . . . . . . . . . . .        200       1,564
Nektar Therapeutic (b) . . . . . . . .      5,300      42,506
NeoPharm, Inc. (b) . . . . . . . . . .        900      13,140
Neurocrine Biosciences, Inc. (b) . . .      2,847     128,826
Noven Pharmaceuticals, Inc. (b). . . .      2,400      23,112
Onyx Pharmaceuticals, Inc. (b) . . . .        600       5,364
Pain Therapeutics, Inc. (b). . . . . .      3,100       9,982
Parexel International Corp. (b). . . .      2,978      38,476
Penwest Pharmaceuticals Co. (b). . . .      1,800      32,814
Peregrine Pharmaceuticals, Inc. (b). .      3,273       1,931
Perrigo Co.. . . . . . . . . . . . . .      5,710      87,705
Pharmaceutical Resources, Inc. (b) . .      1,800      79,110
Pharmacopeia, Inc. (b) . . . . . . . .      2,016      17,963
POZEN, Inc. (b). . . . . . . . . . . .      1,500       6,810
PRAECIS Pharmaceuticals, Inc. (b). . .      4,133      18,103
Progenics Pharmaceuticals, Inc. (b). . 1,700 16,796 Regeneron Pharmaceuticals, Inc.
  (b). . . . . . . . . . . . . . . . .      4,317      27,327
Rigel Pharmaceuticals, Inc. (b). . . .      2,600       2,262
Salix Pharmaceuticals, Inc. (b). . . .      2,400      27,048
SangStat Medical Corp. (b) . . . . . .      3,265      41,139
Sepracor, Inc. (b) . . . . . . . . . .      7,800     149,369
SuperGen, Inc. (b) . . . . . . . . . .      3,986      15,506
Telik, Inc. (b). . . . . . . . . . . .      2,868      37,714
Theragenics Corp. (b). . . . . . . . .      1,186       5,301
Transkaryotic Therapies, Inc. (b). . .      2,574      15,447
United Therapeutics Corp. (b). . . . .      1,831      32,865
Vicuron Pharmaceuticals, Inc. (b). . .      3,594      42,230
VIVUS, Inc. (b). . . . . . . . . . . .      5,000      22,300
Women First Healthcare, Inc. (b) . . .        500         445
                                                   ----------
                                                    1,728,483
                                                   ----------

-------------------------------------------------------------
PHOTOGRAPHIC (0.0%)
Concord Camera Corp. (b) . . . . . . .      3,224      18,119
                                                   ----------

-------------------------------------------------------------
PIPELINES (0.1%)
TransMontaigne, Inc. (b) . . . . . . .      2,054       8,935
Western Gas Resources, Inc.. . . . . .      2,000      73,360
                                                   ----------
                                                       82,295
                                                   ----------

-------------------------------------------------------------
POLLUTION CONTROL (0.4%)
Calgon Carbon Corp.. . . . . . . . . .      3,848      19,625
Casella Waste Systems, Inc.
  Class A (b). . . . . . . . . . . . .      1,973      16,810
Imco Recycling, Inc. (b) . . . . . . .        900       6,210
Lydall, Inc. (b) . . . . . . . . . . .        600       5,700
Stericycle, Inc. (b) . . . . . . . . .      4,100     161,089
Waste Connections, Inc. (b). . . . . .      2,853      95,975
                                                   ----------
                                                      305,409
                                                   ----------

-------------------------------------------------------------
PRINTING & PUBLISHING (0.6%)
Banta Corp.. . . . . . . . . . . . . .      2,817      87,468
Bowne & Co., Inc.. . . . . . . . . . .      2,758      31,110
Courier Corp.. . . . . . . . . . . . .        500      24,450
Hollinger International, Inc.. . . . .      5,100      47,430
Information Holdings, Inc. (b) . . . .      1,100      19,140
Journal Register Co. (b) . . . . . . .      3,159      55,946
Mail-Well, Inc. (b). . . . . . . . . .      3,491       9,845
Playboy Enterprises, Inc. (b). . . . .        634       6,162
Presstek, Inc. (b) . . . . . . . . . .      3,036      15,180
PRIMEDIA, Inc. (b) . . . . . . . . . .     13,600      35,360
ProQuest Co. (b) . . . . . . . . . . .      1,450      36,366
Pulitzer, Inc. . . . . . . . . . . . .      1,172      54,650
Thomas Nelson, Inc. (b). . . . . . . .        400       3,700
                                                   ----------
                                                      426,807
                                                   ----------

-------------------------------------------------------------
RADIO (0.2%)
Beasley Broadcast Group, Inc. (b). . .        430       4,803
Saga Communications, Inc. (b). . . . .      2,125      42,925
Sirius Satellite Radio, Inc. (b) . . . 76,905 56,910 Spanish Broadcasting System, Inc.
  (b). . . . . . . . . . . . . . . . .      4,664      35,773
                                                   ----------
                                                      140,411
                                                   ----------

-------------------------------------------------------------
RAILROADS (0.1%)
Florida East Coast Industries, Inc.. .      2,319      59,946
                                                   ----------

-------------------------------------------------------------
REAL ESTATE (0.4%)
Avatar Holdings, Inc. (b). . . . . . .        500      12,440
Getty Realty Corp. . . . . . . . . . .      1,900      37,791
Insignia Financial Group, Inc. (b) . .      2,720      30,192
Jones Lang LaSalle, Inc. (b) . . . . .      2,700      40,689
LNR Property Corp. . . . . . . . . . .      2,446      86,148
Price Legacy Corp. (b) . . . . . . . .      2,400       6,720
Trammell Crow Co. (b). . . . . . . . .      2,098      18,253
Wellsford Real Properties, Inc. (b). .        700      10,990
                                                   ----------
                                                      243,223
                                                   ----------

-------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (6.9%)
Acadia Realty Trust. . . . . . . . . .      2,499      22,616
Alexandria Real Estate Equities, Inc..      2,100      88,830
Amli Residential Properties Trust. . .      1,300      29,432
Anthracite Capital, Inc. . . . . . . .      3,900      46,215
Apex Mortgage Capital, Inc.. . . . . .      3,200      20,928

--------------------------------------------------------------------------------
50 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT      VALUE
-------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (continued)
Associated Estates Realty Corp.. . . .        600  $    3,606
Bedford Property Investors, Inc. . . .      1,450      38,643
Boykin Lodging Co. . . . . . . . . . .        700       5,747
Brandywine Realty Trust. . . . . . . .      3,204      71,449
Burnham Pacific Properties, Inc. . . .      6,534       3,692
Capital Automotive REIT. . . . . . . .      2,564      66,382
Capstead Mortgage Corp.. . . . . . . .      1,800      20,034
CBL & Associates Properties, Inc.. . .      2,141      90,885
Chateau Communities, Inc.. . . . . . .      2,800      60,536
Chelsea Property Group, Inc. . . . . .      3,010     119,377
Colonial Properties Trust. . . . . . .      1,935      65,809
Commercial Net Lease Realty. . . . . .      3,400      54,944
Cornerstone Realty Income Trust, Inc..      3,507      24,619
Corporate Office Properties Trust. . .      2,200      33,550
Correctional Properties Trust. . . . .        300       6,615
Corrections Corporation of America
  (b). . . . . . . . . . . . . . . . .      3,432      72,930
Crown American Realty Trust. . . . . .      1,800      18,396
EastGroup Properties, Inc. . . . . . .      1,200      31,176
Entertainment Properties Trust . . . .      2,140      57,673
Equity Inns, Inc.. . . . . . . . . . .      2,800      18,788
Equity One, Inc. . . . . . . . . . . .      2,500      39,725
Essex Property Trust, Inc. . . . . . .      1,329      73,055
Federal Realty Investment Trust. . . .      4,313     132,927
FelCor Lodging Trust, Inc. . . . . . .      5,900      41,831
Gables Residential Trust . . . . . . .      3,009      85,395
Glenborough Realty Trust, Inc. . . . .      1,652      27,390
Glimcher Realty Trust. . . . . . . . .      3,595      74,273
Great Lakes REIT . . . . . . . . . . .      1,798      26,538
Health Care REIT, Inc. . . . . . . . .      4,500     128,115
Healthcare Realty Trust, Inc.. . . . .      4,714     129,776
Heritage Property Investment . . . . .      1,500      38,100
Home Properties of New York, Inc.. . .      2,811      97,626
HRPT Properties Trust. . . . . . . . .     14,523     131,143
Impac Mortgage Holdings, Inc.. . . . .      4,500      59,940
Innkeepers USA Trust . . . . . . . . .      1,171       8,829
Investors Real Estate Trust. . . . . .      3,200      31,360
Keystone Property Trust. . . . . . . .      1,696      29,171
Kilroy Realty Corp.. . . . . . . . . .      2,622      65,078
Koger Equity . . . . . . . . . . . . .      2,000      32,000
Kramont Realty Trust . . . . . . . . .      1,600      24,480
La Quinta Corp. (b). . . . . . . . . .     15,427      52,298
LaSalle Hotel Properties . . . . . . .      1,104      15,445
Lexington Corporate Properties Trust .      3,200      55,168
LTC Properties, Inc. . . . . . . . . .        500       3,850
Manufactured Home Communities,
  Inc. . . . . . . . . . . . . . . . .      1,738      55,686
MeriStar Hospitality Corp. . . . . . .      5,579      23,209
Mfa Mortgage Investments . . . . . . .      3,700      34,669
Mid Atlantic Realty Trust. . . . . . .      1,300      24,089
Mid-America Apartment Communities,
  Inc. . . . . . . . . . . . . . . . .      1,112      28,578
Mills Corp.. . . . . . . . . . . . . .      2,822      90,191
Mission West Properties, Inc.. . . . .        600       5,916
National Health Investors, Inc.. . . .      2,237      36,351

National Health Realty, Inc. . . . . .        800      12,136
Nationwide Health Properties, Inc. . .      5,735      80,290
Omega Healthcare Investors, Inc. (b) .        400       1,096
Pan Pacific Retail Properties, Inc.. .      4,048     158,358
Parkway Properties, Inc. . . . . . . .      1,200      46,344
Pennsylvania Real Estate Investment
  Trust. . . . . . . . . . . . . . . .      1,700      48,535
Pinnacle Holdings, Inc. (b). . . . . .      2,119          17
Post Properties, Inc.. . . . . . . . .      3,914     100,825
Prentiss Properties Trust. . . . . . .      3,229      88,798
PS Business Parks, Inc.. . . . . . . .      1,335      41,532
Rait Investment Trust. . . . . . . . .      1,400      31,500
Ramco-Gershenson Properties Trust. . .      1,000      22,850
Realty Income Corp.. . . . . . . . . .      3,379     127,050
Redwood Trust, Inc.. . . . . . . . . .      1,405      46,702
RFS Hotel Investors, Inc.. . . . . . .      3,571      38,353
Saul Centers, Inc. . . . . . . . . . .      1,545      36,447
Senior Housing Properties Trust. . . .      5,700      71,136
Shurgard Storage Centers, Inc.
  Class A. . . . . . . . . . . . . . .      3,531     115,358
Sizeler Property Investors . . . . . .        300       2,970
SL Green Realty Corp.. . . . . . . . .      2,800      90,244
Sovran Self Storage, Inc.. . . . . . .      1,200      35,232
Summit Properties, Inc.. . . . . . . .      1,946      37,597
Sun Communities, Inc.. . . . . . . . .      1,785      68,794
Tanger Factory Outlet Centers, Inc.. .        587      18,901
Taubman Centers, Inc.. . . . . . . . .      2,799      49,010
The Macerich Co. . . . . . . . . . . .      5,300     174,899
Thornburg Mortgage, Inc. . . . . . . .      5,700     127,680
Town & Country Trust . . . . . . . . .      1,051      23,416
U.S. Restaurant Properties, Inc. . . .      1,600      23,424
Universal Health Realty Income Trust .      1,373      35,904
Urstadt Biddle - Class A . . . . . . .      1,300      15,860
Ventas, Inc. . . . . . . . . . . . . .      8,148     105,924
Washington Real Estate Investment
  Trust. . . . . . . . . . . . . . . .      3,700      96,718
Winston Hotels, Inc. . . . . . . . . .        845       6,507
                                                   ----------
                                                    4,755,481
                                                   ----------

-------------------------------------------------------------
RECREATIONAL VEHICLES & BOATS (0.1%)
Arctic Cat, Inc. . . . . . . . . . . .      1,776      32,359
Thor Industries, Inc.. . . . . . . . .      1,360      43,493
                                                   ----------
                                                       75,852
                                                   ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 51

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT     VALUE
----------------------------------------------------------
RESEARCH & DEVELOPMENT (0.5%)
AAIPharma, Inc. (b) . . . . . . . . .      1,950  $ 22,035
Albany Molecular Research, Inc. (b) .      2,137    24,661
Antigenics, Inc. (b). . . . . . . . .      3,488    34,322
Biosite, Inc. (b) . . . . . . . . . .      1,300    55,484
Forrester Research, Inc. (b). . . . .      1,781    27,570
Gene Logic, Inc. (b). . . . . . . . .      1,848    12,215
Kendle International, Inc. (b). . . .      2,300    11,247
MGI PHARMA, Inc. (b). . . . . . . . .      2,881    41,602
Neurogen Corp. (b). . . . . . . . . .      1,343     5,197
Trimeris, Inc. (b). . . . . . . . . .      1,708    75,818
                                                  --------
                                                   310,151
                                                  --------

----------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION (0.4%)
Ameron International Corp.. . . . . .        500    33,600
Butler Manufacturing Co.. . . . . . .        900    14,742
Dominion Homes, Inc. (b). . . . . . .        800    13,760
Dycom Industries, Inc. (b). . . . . .      4,598    50,762
Insituform Technologies, Inc. (b) . .      2,694    42,969
M/I Schottenstein Homes, Inc. . . . .      1,000    34,160
Standard Pacific Corp.. . . . . . . .      3,183    96,286
William Lyon Homes (b). . . . . . . .        200     5,608
                                                  --------
                                                   291,887
                                                  --------

----------------------------------------------------------
RESTAURANTS (1.3%)
AFC Enterprises, Inc. (b) . . . . . .      1,700    26,860
Benihana, Inc. Class A (b). . . . . .        460     4,388
Bob Evans Farms, Inc. . . . . . . . .      4,034   102,343
BUCA, Inc. (b). . . . . . . . . . . .      1,338     7,694
California Pizza Kitchen, Inc. (b). .      1,700    34,272
Champps Entertainment, Inc. (b) . . .        700     3,661
Checkers Drive-In Restaurants, Inc.
  (b) . . . . . . . . . . . . . . . .        200     1,214
Chicago Pizza & Brewery, Inc. (b) . .        900     7,713
CKE Restaurants, Inc. (b) . . . . . .      4,700    25,709
Dave & Buster's, Inc. (b) . . . . . .        900     8,172
IHOP Corp.. . . . . . . . . . . . . .      2,100    55,230
Jack in the Box, Inc. (b) . . . . . .      3,202    56,996
Landry's Restaurants, Inc.. . . . . .      1,951    36,484
Lone Star Steakhouse & Saloon, Inc. .      2,222    46,595
Luby's, Inc. (b). . . . . . . . . . .      2,716     6,328
O'Charley's, Inc. (b) . . . . . . . .      2,208    44,690
P.F. Chang's China Bistro, Inc. (b) .      2,000    83,800
Panera Bread Co. (b). . . . . . . . .      2,700    91,881
Papa John's International, Inc. (b) .      1,500    35,670
Ryan Family Steak Houses, Inc. (b). .      4,952    61,355
Sonic Corp. (b) . . . . . . . . . . .      4,129   111,524
The Steak n Shake Co. (b) . . . . . .      1,300    15,041
                                                  --------
                                                   867,620
                                                  --------

----------------------------------------------------------
RETAIL (3.2%)
1-800-FLOWERS.COM (b) . . . . . . . .      1,300     9,932
7-Eleven, Inc. (b). . . . . . . . . .      1,121    10,078
A.C. Moore Arts & Crafts, Inc. (b). .      1,400    24,122
Alexander's, Inc. (b) . . . . . . . .        200    14,654
AnnTaylor Stores Corp. (b). . . . . .      5,000   118,300
Asbury Automotive Group, Inc. (b) . .        200     1,850
Blair Corp. . . . . . . . . . . . . .        400     8,740
Brookstone, Inc. (b). . . . . . . . .      1,500    24,750
Building Materials Holding Corp.. . .      1,500    18,615
Casey's General Stores, Inc.. . . . .      4,747    61,474
Cash America International, Inc.. . .      1,700    17,442
Cato Corp.. . . . . . . . . . . . . .      1,194    24,477
Charlotte Russe Holding, Inc. (b) . .      1,400    13,216
Christopher & Banks Corp. (b) . . . .      2,348    59,076
Claire's Stores, Inc. . . . . . . . .      4,253   110,535
Coldwater Creek, Inc. (b) . . . . . .        300     2,925
Cost Plus, Inc. (b) . . . . . . . . .      2,300    70,679
CSK Auto Corp. (b). . . . . . . . . .      2,200    22,550
dELIA'S Corp. (b) . . . . . . . . . .      1,600       544
Dress Barn, Inc. (b). . . . . . . . .      2,201    33,059
Duane Reade, Inc. (b) . . . . . . . .      1,700    22,865
Electronics Boutique Holdings Corp.
   (b). . . . . . . . . . . . . . . .      1,267    23,693
F.A.O., Inc. (b). . . . . . . . . . .         33       120
Factory 2-U Stores, Inc. (b). . . . .      1,862     9,291
Finlay Enterprises, Inc. (b). . . . .        500     6,620
Fossil, Inc. (b). . . . . . . . . . .      2,482    45,371
Fred's, Inc.. . . . . . . . . . . . .      2,559    83,040
Friedman's, Inc. Class A. . . . . . .      2,400    27,600
GALYAN'S Trading Co. (b). . . . . . .      1,600    24,272
Gart Sports Company (b) . . . . . . .        700    16,401
Genesco, Inc. (b) . . . . . . . . . .      2,400    36,000
Group 1 Automotive, Inc. (b). . . . .      1,595    43,878
Guitar Center, Inc. (b) . . . . . . .      1,717    39,766
Gymboree Corp. (b). . . . . . . . . .      2,442    40,806
Hancock Fabrics, Inc. . . . . . . . .      1,900    29,640
Haverty Furniture Co., Inc. . . . . .      1,000    14,050
Hibbet Sporting Goods, Inc. (b) . . .      1,000    27,160
Hollywood Entertainment Corp. (b) . .      5,400    95,850
Insight Enterprises, Inc. (b) . . . .      3,585    27,031
InterTan, Inc. (b). . . . . . . . . .      1,115     6,735
J. Jill Group, Inc. (b) . . . . . . .      1,838    26,375
Jo-Ann Stores, Inc. Class A (b) . . .      1,700    44,200
Linens 'n Things, Inc. (b). . . . . .      3,528    74,758
Men's Wearhouse, Inc. (b) . . . . . .      2,419    40,276
Movado Group, Inc.. . . . . . . . . .        600    12,300
Movie Gallery, Inc. (b) . . . . . . .      1,735    32,082
OfficeMax, Inc. (b) . . . . . . . . .     11,083    62,619
PC Connection, Inc. (b) . . . . . . .        800     5,632
RARE Hospitality International, Inc.
  (b) . . . . . . . . . . . . . . . .      1,900    55,347
Regis Corp. . . . . . . . . . . . . .      4,954   140,346
Rent-Way, Inc. (b). . . . . . . . . .      1,425     6,299
Restoration Hardware, Inc. (b). . . .      3,200    12,800
REX Stores Corp. (b). . . . . . . . .        200     2,146

--------------------------------------------------------------------------------
52 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT      VALUE
---------------------------------------------------------------
RETAIL (continued)
Sharper Image Corp. (b). . . . . . . . .        800  $   15,832
Shop At Home, Inc. (b) . . . . . . . . .      2,900       7,975
ShopKo Stores, Inc. (b). . . . . . . . .      2,600      31,278
Smart & Final, Inc. (b). . . . . . . . .      1,715       7,563
Spiegel, Inc. Class A (b). . . . . . . .      2,490         184
Stein Mart, Inc. (b) . . . . . . . . . .      2,353      12,871
The Children's Place Retail Store, Inc.
   (b) . . . . . . . . . . . . . . . . .      1,700      25,840
The Penn Traffic Co. (b) . . . . . . . .        200         236
The Sports Authority, Inc. (b) . . . . .      3,100      26,753
Too, Inc. (b). . . . . . . . . . . . . .      3,286      60,988
Tractor Supply Co. (b) . . . . . . . . .      1,600      67,760
Trans World Entertainment Corp. (b). . .        805       2,898
Triarc Cos., Inc. (b). . . . . . . . . .      1,095      30,332
Tuesday Morning Corp. (b). . . . . . . .        982      22,959
Tweeter Home Entertainment Group,
  Inc. (b) . . . . . . . . . . . . . . .      2,000      11,520
Ultimate Electronics, Inc. (b) . . . . .      1,338      11,306
Urban Outfitters, Inc. (b) . . . . . . .        900      26,838
Weis Markets, Inc. . . . . . . . . . . .        900      28,764
WESCO International, Inc. (b). . . . . .      2,200       9,548
West Marine, Inc. (b). . . . . . . . . .      1,400      22,876
Whitehall Jewellers, Inc. (b). . . . . .        900       8,163
                                                     ----------
                                                      2,214,871
                                                     ----------

---------------------------------------------------------------
RETAIL/FOOD & DRUG (0.4%)
Arden Group, Inc. Class A (b). . . . . .        168       9,932
Ingles Markets, Inc. Class A . . . . . .      1,541      15,210
Longs Drug Stores Corp.. . . . . . . . .      3,300      51,117
Nash-Finch Co. . . . . . . . . . . . . .      1,623      20,288
Pathmark Stores, Inc. (b). . . . . . . .      3,258      22,773
Ruddick Corp.. . . . . . . . . . . . . .      3,523      46,891
United Natural Foods, Inc. (b) . . . . .      2,284      66,670
Wild Oats Markets, Inc. (b). . . . . . .      3,053      33,033
                                                     ----------
                                                        265,914
                                                     ----------

---------------------------------------------------------------
SEMICONDUCTORS (2.9%)
Actel Corp. (b). . . . . . . . . . . . .      2,331      46,177
Advanced Power Technology, Inc. (b). . .        100         394
Alliance Semiconductor Corp. (b) . . . .      2,531       9,567
Artisan Components, Inc. (b) . . . . . .      1,900      37,563
AstroPower, Inc. (b) . . . . . . . . . .      3,700      10,952
Asyst Technologies, Inc. (b) . . . . . .      2,800      13,356
ATMI, Inc. (b) . . . . . . . . . . . . .      3,191      67,327
August Technology Corp. (b). . . . . . .      1,100       4,213
Axcelis Technologies, Inc. (b) . . . . .     11,600      65,888
AXT, Inc. (b). . . . . . . . . . . . . .        874       1,328
Brooks Automation, Inc. (b). . . . . . .      4,629      39,208
Caliper Technologies Corp. (b) . . . . .      3,400      11,594
ChipPac, Inc. (b). . . . . . . . . . . .      3,249      17,545
Cirrus Logic, Inc. (b) . . . . . . . . .      9,000      24,480
COHU, Inc. . . . . . . . . . . . . . . .      2,051      36,939
Credence Systems Corp. (b) . . . . . . .      6,462      45,880
Cree, Inc. (b) . . . . . . . . . . . . .      8,000     159,600
DuPont Photomasks, Inc. (b). . . . . . .      1,200      22,308
Electroglas, Inc. (b). . . . . . . . . .      3,359       4,568
EMCORE Corp. (b) . . . . . . . . . . . .      4,000       7,200
Entegris, Inc. (b) . . . . . . . . . . .      5,700      65,379
ESS Technology, Inc. (b) . . . . . . . .      2,800      19,376
Exar Corp. (b) . . . . . . . . . . . . .      3,727      54,973
FEI Co. (b). . . . . . . . . . . . . . .      2,600      47,554
FSI International, Inc. (b). . . . . . .      4,130       9,747
Genesis Microchip, Inc. (b). . . . . . .      3,256      55,873
GlobespanVirata, Inc. (b). . . . . . . .     12,817      77,799
Helix Technology Corp. . . . . . . . . .      3,000      34,560
Ixia (b) . . . . . . . . . . . . . . . .      1,071       6,522
IXYS Corp. (b) . . . . . . . . . . . . .        402       2,854
Kopin Corp. (b). . . . . . . . . . . . .      6,800      32,708
LTX Corp. (b). . . . . . . . . . . . . .      3,553      23,983
Mattson Technology, Inc. (b) . . . . . .      1,100       3,674
MEMC Electronic Materials, Inc. (b). . .      5,600      66,416
Microsemi Corp. (b). . . . . . . . . . .      3,209      37,642
Microtune, Inc. (b). . . . . . . . . . .      6,691      11,977
MIPS Technologies, Inc. (b). . . . . . .      3,911       7,744
Mykrolis Corp (b). . . . . . . . . . . .      3,300      26,466
Nanometrics, Inc. (b). . . . . . . . . .      1,222       5,914
New Focus, Inc. (b). . . . . . . . . . .      6,732      22,216
Oak Technology, Inc. (b) . . . . . . . .      5,500      26,785
OmniVision Technologies, Inc. (b). . . .      2,100      50,988
On Semiconductor Corp. (b) . . . . . . .      1,400       1,904
Oplink Communications, Inc. (b). . . . .      3,781       3,516
Optical Communication Products, Inc.
  (b). . . . . . . . . . . . . . . . . .        617         679
OSI Systems, Inc. (b). . . . . . . . . .      1,000      15,130
Pericom Semiconductor Corp. (b). . . . .      1,550      13,144
Photronics Corp. (b) . . . . . . . . . .      3,641      45,767
Pixelworks, Inc. (b) . . . . . . . . . .      2,750      20,488
Power Integrations, Inc. (b) . . . . . .      2,665      58,982
Rudolph Technologies, Inc. (b) . . . . .      1,200      18,132
Semitool, Inc. (b) . . . . . . . . . . .      2,672      12,238
Silicon Image, Inc. (b). . . . . . . . .      4,600      27,508
Silicon Laboratories, Inc. (b) . . . . .      3,000      85,350
Silicon Storage Technology, Inc. (b) . .      5,642      17,772
Siliconix, Inc. (b). . . . . . . . . . .        300       8,475
SIPEX Corp. (b). . . . . . . . . . . . .      4,600      15,502
Skyworks Solutions Co. (b) . . . . . . .     15,067      80,608
SONICblue, Inc. (b). . . . . . . . . . .      4,175          42
Stratos Lightwave, Inc. (b). . . . . . .      1,648       6,229
Supertex, Inc. (b) . . . . . . . . . . .        552       8,804
Therma-Wave, Inc. (b). . . . . . . . . .      4,908       2,552
Three-Five Systems, Inc. (b) . . . . . .      1,200       6,120
Transmeta Corp. (b). . . . . . . . . . .      6,900       6,555
Trikon Technologies, Inc. (b). . . . . .        500       1,405
TriQuint Semiconductor, Inc. (b) . . . .     12,909      45,311
Ultratech Stepper, Inc. (b). . . . . . .      2,600      36,842

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 53

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                          PRINCIPAL
                                           AMOUNT      VALUE
---------------------------------------------------------------
SEMICONDUCTORS (continued)
Veeco Instruments, Inc. (b). . . . . . .      2,308  $   37,136
Virage Logic Corp. (b) . . . . . . . . .      1,600       6,976
Vitesse Semiconductor Corp. (b). . . . .     18,900      58,798
White Electronic Designs Corp. (b) . . .        900       7,047
Xicor, Inc. (b). . . . . . . . . . . . .        966       5,748
                                                     ----------
                                                      1,971,997
                                                     ----------

---------------------------------------------------------------
SERVICES (1.8%)
Alderwoods Group, Inc. (b) . . . . . . .      5,300      25,811
APAC Customer Services, Inc. (b) . . . .      1,244       3,906
aQuantive, Inc. (b). . . . . . . . . . .      4,600      30,130
Arbitron, Inc. (b) . . . . . . . . . . .      2,881      98,127
Ascent Media Group, Inc.
  Class A (b). . . . . . . . . . . . . .        238         290
Central Parking Corp.. . . . . . . . . .      2,100      21,000
Chemed Corp. . . . . . . . . . . . . . .        878      30,607
Coinstar, Inc. (b) . . . . . . . . . . .      2,438      44,591
Cornell Companies, Inc. (b). . . . . . .        800       8,600
CPI Corp.. . . . . . . . . . . . . . . .        735       9,812
FTI Consulting, Inc. (b) . . . . . . . .      2,405     108,826
Gaiam, Inc. (b). . . . . . . . . . . . .      1,500       6,600
Genesis Health Ventures, Inc. (b). . . .      2,500      37,400
Healthcare Services Group, Inc. (b). . .      1,800      23,760
ICT Group, Inc. (b). . . . . . . . . . .        600       4,596
Kroll, Inc. (b). . . . . . . . . . . . .      3,100      69,130
Labor Ready, Inc. (b). . . . . . . . . .      2,794      18,021
Manhattan Associates, Inc. (b) . . . . .      2,100      50,799
MasTec, Inc. (b) . . . . . . . . . . . .        900       1,962
NaPro BioTherapeutics, Inc. (b). . . . .      3,200       1,824
National Healthcare Corp. (b). . . . . .        800      14,960
NDCHealth Corp.. . . . . . . . . . . . .      3,198      61,562
Novadigm, Inc. (b) . . . . . . . . . . .      2,097       4,716
Protection One, Inc. (b) . . . . . . . .      1,800       2,682
Quanta Services, Inc. (b). . . . . . . .      4,400      15,180
Rollins, Inc.. . . . . . . . . . . . . .      2,322      56,239
Secure Computing Corp. (b) . . . . . . .      2,184      12,514
Service Corp. International (b). . . . .     29,600     100,048
Sotheby's Holdings, Inc. (b) . . . . . .      4,188      36,813
Stewart Enterprises, Inc. Class A (b). .     11,064      32,418
Tetra Tech, Inc. (b) . . . . . . . . . .      5,743      89,017
The Corporate Executive Board Co.
  (b). . . . . . . . . . . . . . . . . .      4,174     171,092
Trico Marine Services, Inc. (b). . . . .      3,617       7,162
URS Corp. (b). . . . . . . . . . . . . .      2,921      41,478
Volt Information Sciences, Inc. (b). . .        300       3,969
Wackenhut Corrections Corp. (b). . . . .        200       2,200
                                                     ----------
                                                      1,247,842
                                                     ----------

---------------------------------------------------------------
STEEL (0.4%)
Carpenter Technology Corp. . . . . . . .      2,124      27,739
Gibraltar Steel Corp.. . . . . . . . . .      1,489      25,760
Maverick Tube Corp. (b). . . . . . . . .      3,739      66,517
Northwest Pipe Co. (b) . . . . . . . . .        700       7,497
NS Group, Inc. (b) . . . . . . . . . . .      1,046       7,897
Oregon Steel Mills, Inc. (b) . . . . . .      4,129      10,323
Reliance Steel & Aluminum Co.. . . . . .      2,500      42,500
Roanoke Electric Steel Corp. . . . . . .      1,100       7,601
Ryerson Tull, Inc. . . . . . . . . . . .      2,899      21,771
Schnitzer Steel Industries, Inc. . . . .        600      17,214
Steel Dynamics, Inc. (b) . . . . . . . .      3,625      43,863
                                                     ----------
                                                        278,682
                                                     ----------

---------------------------------------------------------------
TECHNOLOGY (2.0%)
Acacia Research - Acacia Technologies
  (b). . . . . . . . . . . . . . . . . .        620         639
Acacia Research - CombiMatrix (b). . . .      2,146       4,230
AMETEK, Inc. . . . . . . . . . . . . . .      3,706     139,715
Benchmark Electronics, Inc. (b). . . . .      2,241      58,154
Black Box Corp.. . . . . . . . . . . . .      2,247      71,342
CommScope, Inc. (b). . . . . . . . . . .      4,912      42,096
CTS Corp.. . . . . . . . . . . . . . . .      2,580      21,543
Datastream Systems, Inc. (b) . . . . . .        708       6,188
Dionex Corp. (b) . . . . . . . . . . . .      1,852      63,729
EMS Technologies, Inc. (b) . . . . . . .      1,300      15,795
IGEN International, Inc. (b) . . . . . .      1,851      67,284
Input/Output, Inc. (b) . . . . . . . . .      2,681       8,338
Inrange Technologies Corp. Class B (b) .      2,200       5,016
Intergraph Corp. (b) . . . . . . . . . .      5,304     108,201
Invision Technologies, Inc. (b). . . . .      1,500      35,640
Kronos, Inc. (b) . . . . . . . . . . . .      2,221     101,322
Kulicke & Soffa Industries, Inc. (b) . .      4,568      23,708
Lattice Semiconductor Corp. (b). . . . .      8,600      74,648
Medis Technologies, Inc. (b) . . . . . .      1,177       9,215
Micros Systems, Inc. (b) . . . . . . . .      1,733      43,377
Monolithic System Technology (b) . . . .      2,300      13,800
Orbital Sciences Corp. (b) . . . . . . .      4,122      23,001
ParkerVision, Inc. (b) . . . . . . . . .      1,539      15,282
Plantronics, Inc. (b). . . . . . . . . .      3,649      67,507
Plexus Corp. (b) . . . . . . . . . . . .      4,045      41,178
Progress Software Corp. (b). . . . . . .      3,474      67,708
Varian Semiconductor Equipment
  Associates, Inc. (b) . . . . . . . . .      3,444      79,384
Varian, Inc. (b) . . . . . . . . . . . .      2,724      86,106
Wilson Greatbatch Technologies, Inc. (b)      2,000      65,580
                                                     ----------
                                                      1,359,726
                                                     ----------

---------------------------------------------------------------
TELECOMMUNICATIONS (1.3%)
Adelphia Business Solutions, Inc. (b). .        504          13
ADTRAN, Inc. (b) . . . . . . . . . . . .      2,300      93,103
Aehter Systems, Inc. (b) . . . . . . . .      4,000      14,480
Alaska Communications Systems
  Holdings, Inc. (b) . . . . . . . . . .        951       2,311
Align Technology, Inc. (b) . . . . . . .      3,800      28,500
Allegiance Telecom, Inc. (b) . . . . . .     12,200       3,123
Anaren Microwave, Inc. (b) . . . . . . .      1,463      10,973
Arris Group, Inc. (b). . . . . . . . . .      7,300      28,477
Aspect Communications Corp. (b). . . . .      5,700      20,007
Boston Communications Group, Inc. (b). .      1,779      32,182

--------------------------------------------------------------------------------
54 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT      VALUE
-------------------------------------------------------------
TELECOMMUNICATIONS (continued)
Broadwing, Inc. (b). . . . . . . . . .     19,200  $   88,896
Centennial Communications Corp. (b). .      1,500       2,865
Centillium Communications, Inc. (b). . 3,504 20,288 Commonwealth Telephone Enterprises,
  Inc. (b) . . . . . . . . . . . . . .      1,356      53,901
Computer Network Technology Corp.
  (b). . . . . . . . . . . . . . . . .      3,100      17,546
CT Communications, Inc.. . . . . . . .      2,300      22,816
Finisar Corp. (b). . . . . . . . . . .     14,700      13,671
General Cable Corp.. . . . . . . . . .      1,600       7,200
General Communication, Inc. (b). . . .      4,100      25,383
Golden Telecom, Inc. (b) . . . . . . .        900      15,264
Hickory Tech Corp. . . . . . . . . . .        548       5,222
INET Technologies, Inc. (b). . . . . .        300       2,406
Infonet Services Corp. Class B (b) . .      2,500       3,225
Lightbridge, Inc. (b). . . . . . . . .      1,664      11,898
Metro One Telecommunications, Inc.
  (b). . . . . . . . . . . . . . . . .      1,608      10,404
Neon Communications, Inc. (b). . . . .        125           0
Nextel Partners, Inc. Class A (b). . .      8,300      48,223
North Pittsburgh Systems, Inc. . . . .      1,463      20,204
Price Communications Corp. (b) . . . .      4,493      54,860
RCN Corp. (b). . . . . . . . . . . . .      2,800       2,324
Regent Communications, Inc. (b). . . .      2,600      15,574
RMH Teleservices, Inc. (b) . . . . . .      1,400       7,616
Shenandoah Telecommunications Co.. . .        100       4,413
Surewest Communications. . . . . . . .      1,500      39,765
Talk America Holdings, Inc. (b). . . .      2,899      25,482
Tellium Inc. (b) . . . . . . . . . . .      2,100       1,302
Tollgrade Communications, Inc. (b) . .      1,900      27,569
Triton PCS Holdings, Inc. (b). . . . .      3,000       8,550
UbiquiTel, Inc. (b). . . . . . . . . .      2,800       1,820
US Unwired, Inc. (b) . . . . . . . . .      4,020         603
Western Wireless Corp. Class A (b) . . 5,100 31,212 XM Satellite Radio Holdings, Inc.
  Class A (b). . . . . . . . . . . . .      6,600      63,822
XO Communications, Inc. (b). . . . . .      5,400           0
                                                     --------
                                                      887,493
                                                     --------

-------------------------------------------------------------
TIRE & RUBBER (0.1%)
Bandag, Inc. . . . . . . . . . . . . .      1,287      44,852
                                                     --------

-------------------------------------------------------------
TOBACCO (0.3%)
DIMON, Inc.. . . . . . . . . . . . . .      4,845      31,783
Standard Commercial Corp.. . . . . . .        800      12,808
Universal Corp.. . . . . . . . . . . .      2,995     116,955
Vector Group Ltd.. . . . . . . . . . .      2,475      27,720
                                                     --------
                                                      189,266
                                                     --------

-------------------------------------------------------------
TRANSPORTATION SERVICES (2.0%)
Airborne, Inc. . . . . . . . . . . . .      5,642     112,050
Alexander & Baldwin, Inc.. . . . . . .      4,252     113,570
AMERCO, Inc. (b) . . . . . . . . . . .      2,500      18,700
Arkansas Best Corp.. . . . . . . . . .      1,999      50,675
Atlas Air Worldwide Holdings, Inc. (b)      1,600       2,496

Covenant Transport, Inc. Class A (b) .        500       9,130
EGL, Inc. (b). . . . . . . . . . . . .      3,329      53,397
Forward Air Corp. (b). . . . . . . . .      1,100      27,676
Genesee & Wyoming, Inc. Class A
  (b). . . . . . . . . . . . . . . . .      1,500      25,950
Gulfmark Offshore, Inc. (b). . . . . .        900      11,880
Heartland Express, Inc. (b). . . . . .      3,343      76,889
Interpool, Inc.. . . . . . . . . . . .        274       4,176
J.B. Hunt Transport Services, Inc. (b) 2,567 88,690 Kansas City Southern Industries, Inc.
  (b). . . . . . . . . . . . . . . . .      5,724      63,365
Kirby Corp. (b). . . . . . . . . . . .      1,544      40,391
Knight Transportation, Inc. (b). . . .      2,963      71,408
Landstar System, Inc. (b). . . . . . .      1,772     110,094
Navigant International, Inc. (b) . . .        789       8,513
Offshore Logistics, Inc. (b) . . . . .      2,200      41,800
Overseas Shipholding Group, Inc. . . .      2,271      42,718
P.A.M. Transportation Services, Inc.
  (b). . . . . . . . . . . . . . . . .        300       7,125
Pegasus Solutions, Inc. (b). . . . . .      2,266      26,965
Petroleum Helicopters, Inc. (b). . . .        300       7,629
RailAmerica, Inc. (b). . . . . . . . .      1,698      12,480
Roadway Corp.. . . . . . . . . . . . .      1,445      53,552
SCS Transportation, Inc. (b) . . . . .      1,629      19,515
U.S. Xpress Enterprises, Inc. (b). . .        500       4,625
USFreightways Corp.. . . . . . . . . .      3,111      88,695
Werner Enterprises, Inc. . . . . . . .      4,440     100,300
Yellow Corp. (b) . . . . . . . . . . .      2,658      70,969
                                                   ----------
                                                    1,365,423
                                                   ----------

-------------------------------------------------------------
UTILITIES (1.5%)
Black Hills Corp.. . . . . . . . . . .      3,100      88,288
Central Vermont Public Service Corp. .        747      13,214
CH Energy Group, Inc.. . . . . . . . .      1,963      82,544
Covanta Energy Corp. (b) . . . . . . .      4,465          58
DQE, Inc.. . . . . . . . . . . . . . .      8,198     111,493
Empire District Electric Co. . . . . .      2,073      40,797
FuelCell Energy, Inc. (b). . . . . . .      4,100      25,256
Headwaters, Inc. (b) . . . . . . . . .      3,004      49,266
Littlelfuse, Inc. (b). . . . . . . . .      2,218      43,384
MGE Energy, Inc. . . . . . . . . . . .      1,337      38,625
Newpower Holdings, Inc. (b). . . . . .      1,654         645
NorthWestern Corp. . . . . . . . . . .      5,900      14,278
Otter Tail Co. . . . . . . . . . . . .      2,200      60,280
PNM Resources, Inc.. . . . . . . . . .      3,553      78,841
Sierra Pacific Resources (b) . . . . .     11,411      42,107
Time Warner Telecom, Inc. (b). . . . .      4,400      15,840
UIL Holdings Corp. . . . . . . . . . .      1,373      49,579
UniSource Energy Corp. . . . . . . . .      3,261      58,144
Unitil Corp. . . . . . . . . . . . . .        500      12,010
Westar Energy, Inc.. . . . . . . . . .      6,600      92,796
WPS Resources Corp.. . . . . . . . . .      3,537     142,540
                                                   ----------
                                                    1,059,985
                                                   ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 55

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT       VALUE
--------------------------------------------------------------------
WAREHOUSING (0.0%)
Mobile Mini, Inc. (b)                               927  $    14,702

--------------------------------------------------------------------
WATER (0.2%)
American States Water Co.                         1,186       30,646
California Water Service Group                    1,200       32,820
Connecticut Water Service, Inc.                     711       18,131
Ionics, Inc. (b)                                  2,070       39,329
Middlesex Water Co.                                 712       15,992
Southwest Water Co.                               1,545       18,849
                                                         -----------
                                                             155,767
                                                         -----------

--------------------------------------------------------------------
WIRELESS EQUIPMENT (0.6%)
Crown Castle International Corp. (b)             21,200      135,044
InterDigital Communications Corp.
  (b)                                             6,006      135,315
Powerwave Technologies, Inc. (b)                  5,423       21,800
Remec, Inc. (b)                                   5,729       28,359
SpectraLink Corp. (b)                             1,053        8,234
Universal Electronics, Inc. (b)                   1,556       16,276
ViaSat, Inc. (b)                                  2,069       22,014
Wireless Facilities, Inc. (b)                     2,387       16,614
                                                         -----------
                                                             383,656
                                                         -----------

TOTAL COMMON STOCKS                                       65,138,479
                                                         -----------

U.S. GOVERNMENT OBLIGATIONS (0.9%)
--------------------------------------------------------------------
U.S.TREASURY BILLS (0.9%)
1.22%, 6/19/03 (c) . . . . . . . . .         $  590,000      589,088
                                                         -----------

TOTAL U.S. GOVERNMENT
  OBLIGATIONS . . . . . . . . . . . .                        589,088
                                                         -----------

RIGHTS (0.0%)
--------------------------------------------------------------------
BUSINESS SERVICES (0.0%)
Comdisco Holdings Co.. . . . . . . .              5,823        1,630
                                                         -----------

TOTAL RIGHTS.. . . . . . . . . . . .                           1,630
                                                         -----------

WARRANTS  (0.0%)

                                          PRINCIPAL
                                           AMOUNT       VALUE
----------------------------------------------------------------
OIL & GAS (0.0%)
Magnum Hunter Resource, Inc.,
  expiring 03/21/05. . . . . . . . . . .        160  $        32
                                                     -----------

TOTAL WARRANTS                                                32
                                                     -----------

PREFERRED STOCKS (0.0%)

----------------------------------------------------------------
HEALTHCARE (0.0%)
Dynacq International, Inc. . . . . . . .                       0
                                                     -----------

TOTAL PREFERRED STOCKS                                         0
                                                     -----------

TOTAL INVESTMENTS (COST $69,430,381) (A)
  - 95.6%                                             65,729,229

OTHER ASSETS IN EXCESS OF LIABILITIES -
  4.4%                                                 3,044,133
                                                     -----------

NET ASSETS - 100.0%                                  $68,773,362
                                                     -----------
                                                     -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.

At  April  30,  2003,  the  Fund's  open long futures contracts were as follows:

                                       MARKET
                                        VALUE       UNREALIZED
NUMBER OF  LONG                      COVERED BY    APPRECIATION
CONTRACTS  CONTRACTS     EXPIRATION   CONTRACTS   (DEPRECIATION)
----------------------------------------------------------------
15         Russell 2000     6/19/03  $ 2,989,875  $       124,558

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
56 SEMIANNUAL REPORT 2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND

Class  A  Shares  symbol:  NIXAX
Class  B  Shares  symbol:  NIXBX
Institutional  Class  symbol:  NIXIX

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 0.93%* versus 2.04% for its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

For broader comparison, the average return for this Fund's peer category (International Funds) was 0.93%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MACROECONOMIC  FACTORS  INFLUENCED  PERFORMANCE?

The Fund experienced positive returns in November 2002, followed by months of negative returns and extreme volatility. Equity markets lost ground at the beginning of 2003, then spiked at the start of the war with Iraq. The downtrend returned after investors realized that the conflict might last longer than anticipated, potentially curbing business spending. Markets rebounded in April after news that the combat portion of the war had ended.

LIST  THE  TOP-PERFORMING  AND  WORST-PERFORMING  COUNTRIES, SECTORS AND STOCKS.

Five of the 10 MSCI EAFE sectors posted positive returns. Top performers were telecommunications, up 13.59%, followed by utilities and materials, with respective returns of 8.81% and 3.24%. For the same period, 16 of the 21 countries in the EAFE Index posted positive returns. The top-performing countries were Austria, up 26.14%; Spain, up 20.66%; and Sweden, up 15.50%. Among individual securities, Stagecoach Group plc and France Telecom were the top performers, with respective returns of 204.75% and 132.61%.

The worst-performing sectors were consumer discretionary, down 5.33%; consumer staples, down 2.43%; and energy, down 1.56%. The worst-performing country was Singapore, down 13.76%, followed by Hong Kong and Japan, down 9.26% and 7.82%, respectively. On an individual securities basis, the worst performers were Pan Fish ASA, down 86.68%, and Invensys PLC, down 76.46%.

WHAT  IS  THE  OUTLOOK  FOR  THIS  FUND?

As uncertainty about the war with Iraq dissipates, the SARS epidemic is taking its place in the news. World Heath Organization advisories have hurt the travel and tourism industries and stunted overall economic growth in some areas, particularly Asia and Canada. In general, U.S. equity markets are improving, although not with the speed or consistency that some observers had anticipated. We are encouraged by the Federal Reserve Board's focus on U.S. productivity growth and its efforts to maintain price stability. We believe that the long-term outlook for the global economy and global equity markets appears favorable. With that in mind, we intend to continue to meet the portfolio's objectives.

PORTFOLIO  MANAGER:  Fund  Asset  Management,  L.P.  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $205,371,951
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                  1 YR.   INCEPTION1
----------------------------------------------------
Class A. . . . . . .  w/o SC2   -18.30%      -16.31%
                      w/SC3     -23.05%      -17.78%
----------------------------------------------------
Class B. . . . . . .  w/o SC2   -18.72%      -16.92%
                      w/SC4     -22.73%      -17.65%
----------------------------------------------------
Institutional Class5            -17.93%      -15.96%
----------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Commenced  operations  on  December  29,  1999.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
5    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

            CLASS   MSCI
DATE          A     EAFE     CPI
-----------------------------------
12/29/1999  9,425   10,000  10,000
10/31/2000  8,197    8,629  10,339
10/31/2001  6,112    6,499  10,559
10/31/2002  5,155    5,659  10,772
4/30/2003.  5,203    5,774  11,020

Comparative performance of $10,000 invested in Class A shares of the Nationwide International Index Fund, the Morgan Stanley Capital International - Europe, Australasia, and Far East Index (MSCI EAFE)(a), and the Consumer Price Index
(CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 57

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

NATIONWIDE  INTERNATIONAL  INDEX  FUND

COMMON STOCKS (94.5%)

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT      VALUE
---------------------------------------------------------
AUSTRALIA (4.9%)

BANKS (1.8%)
Australia & New Zealand Banking
  Group Ltd. . . . . . . . . . . .     64,509  $  752,595
Commonwealth Bank of Australia . .     47,570     809,997
Macquarie Bank Ltd.. . . . . . . .      6,050      94,917
National Australia Bank Ltd. . . .     58,897   1,197,399
Suncorp-Metway Ltd.. . . . . . . .     13,390      95,236
Westpac Banking Corp. Ltd. . . . .     71,939     715,973
                                               ----------
                                                3,666,117
                                               ----------

BEVERAGES (0.0%)
Southcorp Ltd. . . . . . . . . . .      9,759      23,076
                                               ----------

BREWERY (0.1%)
Foster's Group Ltd.. . . . . . . .     82,373     230,847
                                               ----------

BUILDING & CONSTRUCTION (0.2%)
Boral Ltd. . . . . . . . . . . . .     29,092      86,625
CSR Ltd. . . . . . . . . . . . . .     87,698      97,649
James Hardie Industries NV . . . .     20,044      82,253
Leighton Holdings Ltd. . . . . . .      7,015      42,654
Rinker Group Ltd. (b). . . . . . .     27,421      83,365
                                               ----------
                                                  392,546
                                               ----------

CASINO & GAMBLING (0.0%)
Aristocrat Leisure Ltd.. . . . . .     25,179      24,571
                                               ----------

COMMERCIAL SERVICES (0.1%)
Brambles Industries Ltd. . . . . .     42,227     136,037
Mayne Nickless Ltd.. . . . . . . .     29,544      54,705
                                               ----------
                                                  190,742
                                               ----------

COMPUTER SOFTWARE/SERVICES (0.0%)
Computershare Ltd. . . . . . . . .        130         138
                                               ----------

DIVERSIFIED (0.2%)
Orica Ltd. . . . . . . . . . . . .      9,995      61,898
Patrick Corporation Ltd. . . . . .      8,314      67,559
Wesfarmers Ltd.. . . . . . . . . .     13,054     200,065
                                               ----------
                                                  329,522
                                               ----------

ENERGY (0.1%)
Australian Gas and Light Co. Ltd..     14,850     106,178
Origin Energy Ltd. . . . . . . . .        153         430
Santos Ltd.. . . . . . . . . . . .      7,984      28,967
Woodside Petroleum Ltd.. . . . . .     16,988     121,784
                                               ----------
                                                  257,359
                                               ----------

ENTERTAINMENT (0.1%)
TABCORP Holdings Ltd.. . . . . . .     22,488     149,114
                                               ----------

FOOD PRODUCTS (0.2%)
Coles Myer Ltd.. . . . . . . . . .     33,201     142,890
Woolworths Ltd.. . . . . . . . . .     48,648     393,178
                                               ----------
                                                  536,068
                                               ----------

FOOD/BEVERAGE (0.0%)
Coca-Cola Amatil Ltd.. . . . . . .     27,843      99,104
                                               ----------

HEALTHCARE (0.0%)
Cochlear Ltd.. . . . . . . . . . .        113       2,393
                                               ----------

INDUSTRIAL (0.1%)
BHP Steel Ltd. . . . . . . . . . .     52,545     111,427
OneSteel Ltd.. . . . . . . . . . .         82          88
                                               ----------
                                                  111,515
                                               ----------

INSURANCE (0.2%)
AMP Ltd. . . . . . . . . . . . . .     50,145     273,844
Insurance Australia Group Ltd. . .     82,474     159,934
QBE Insurance Group Ltd. . . . . .     18,673      99,755
                                               ----------
                                                  533,533
                                               ----------

INVESTMENT COMPANY (0.1%)
Macquarie Infrastructure Group . .     88,133     181,383
                                               ----------

METALS & MINING (0.3%)
M.I.M. Holdings Ltd. . . . . . . .    103,268     109,819
Newcrest Mining Ltd. . . . . . . .     15,481      63,431
Rio Tinto Ltd. . . . . . . . . . .     15,006     298,320
WMC Ltd. . . . . . . . . . . . . .     32,177      87,759
WMC Resources Ltd. (b) . . . . . .     32,177      80,513
                                               ----------
                                                  639,842
                                               ----------

MINERALS (0.5%)
BHP Billiton Ltd.. . . . . . . . .    152,917     864,742
Iluka Resources Ltd. . . . . . . .     25,244      64,903
                                               ----------
                                                  929,645
                                               ----------

MULTI-MEDIA (0.2%)
Publishing & Brocasting Ltd. . . .     10,713      59,174
The News Corp. Ltd.. . . . . . . .     53,409     380,206
                                               ----------
                                                  439,380
                                               ----------

PAPER PRODUCTS (0.1%)
Amcor Ltd. . . . . . . . . . . . .     39,105     203,280
Paperlinx Ltd. . . . . . . . . . .         43         138
                                               ----------
                                                  203,418
                                               ----------

PHARMACEUTICALS (0.0%)
CSL Ltd. . . . . . . . . . . . . .     10,450     102,239
                                               ----------

PRINTING & PUBLISHING (0.1%)
John Fairfax Holdings Ltd. . . . .     57,974     110,610
                                               ----------

PROPERTY TRUST (0.3%)
AMP Diversified Property Trust . .     55,178     102,169
Commonwealth Property Office
  Fund . . . . . . . . . . . . . .     41,696      31,039
Gandel Retail Trust. . . . . . . .     95,679      83,793
General Property Trust . . . . . .     93,808     176,045

--------------------------------------------------------------------------------
58 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT       VALUE
----------------------------------------------------------
AUSTRALIA (continued)

PROPERTY TRUST (continued)
Mirvac Group . . . . . . . . . . .     12,772  $    33,396
Principal Office Fund. . . . . . .     85,207       74,089
Stockland Trust Group. . . . . . .     32,904      102,915
Westfield Trust. . . . . . . . . .     60,570      129,961
                                               -----------
                                                   733,407
                                               -----------

PUBLIC THOROUGHFARES (0.0%)
Transurban Group . . . . . . . . .     14,017       41,387
                                               -----------

REAL ESTATE (0.1%)
Lend Lease Corp. Ltd.. . . . . . .     16,683      105,508
Westfield Holdings Ltd.. . . . . .     13,602      124,228
                                               -----------
                                                   229,736
                                               -----------

RETAIL (0.0%)
Harvey Norman Holdings Ltd.. . . .     31,561       45,014
                                               -----------

TELECOMMUNICATIONS (0.1%)
Telstra Corp. Ltd. . . . . . . . .    102,779      270,675
                                               -----------
                                                10,473,381
                                               -----------

----------------------------------------------------------
AUSTRIA (0.1%)

AIRPORTS (0.0%)
Flughafen Wien AG. . . . . . . . .          4          140
                                               -----------

BANKS (0.1%)
Ersete Bank Der Oesterreichischen
  Sparkassen AG. . . . . . . . . .      1,485      117,501
                                               -----------

BUILDING & CONSTRUCTION (0.0%)
Wienerberger AG. . . . . . . . . .         14          264
                                               -----------

ENERGY (0.0%)
OMV AG . . . . . . . . . . . . . .        756       90,782
                                               -----------

INDUSTRIAL (0.0%)
VA Technologie AG. . . . . . . . .          9          225
                                               -----------

MANUFACTURING (0.0%)
RHI AG (b) . . . . . . . . . . . .          6           66
                                               -----------

PAPER PRODUCTS (0.0%)
Mayr-Melnhof Karton AG . . . . . .          7          593
                                               -----------

STEEL (0.0%)
Boehler-Uddeholm AG. . . . . . . .          7          364
                                               -----------

TELECOMMUNICATIONS (0.0%)
Telekom Austria AG (b) . . . . . .      5,086       52,105
                                               -----------

UTILITIES (0.0%)
Oesterrichische Elektrizktaetswirtschafts
  AG . . . . . . . . . . . . . . .          5          462
                                                   262,502
----------------------------------------------------------
BELGIUM (1.0%)

BANKS (0.7%)
Dexia. . . . . . . . . . . . . . .     33,595      385,043
Fortis . . . . . . . . . . . . . .     42,614      715,262
KBC Bankverzekeringsholding. . . .      2,655       93,926
                                               -----------
                                                 1,194,231
                                               -----------

BREWERY (0.0%)
Interbrew. . . . . . . . . . . . .      4,807      107,292
                                               -----------

CHEMICALS (0.0%)
Solvay SA. . . . . . . . . . . . .      1,018       71,914
                                               -----------

DIVERSIFIED (0.0%)
Groupe Bruxelles Lambert SA. . . .      1,873       77,026
                                               -----------

PHARMACEUTICALS (0.1%)
Omega Pharma SA. . . . . . . . . .      1,722       44,681
UCB SA . . . . . . . . . . . . . .      3,295       91,195
                                               -----------
                                                   135,876
                                               -----------

PHOTOGRAPHIC PRODUCTS (0.0%)
AGFA Gevaert NV. . . . . . . . . .      4,443       88,259
                                               -----------

RETAIL (0.0%)
Delhaize Le Lion SA. . . . . . . .      3,937       83,173
                                               -----------

UTILITIES (0.2%)
Electrabel SA. . . . . . . . . . .      1,478      354,301
                                               -----------
                                                 2,112,072
                                               -----------

----------------------------------------------------------
DENMARK (0.8%)

BANKS (0.2%)
Danske Bank AS . . . . . . . . . .     20,311      390,793
                                               -----------

BREWERY (0.0%)
Carlsberg AG . . . . . . . . . . .        208        7,566
                                               -----------

COMMERCIAL SERVICES (0.0%)
ISS International Service System
  AS . . . . . . . . . . . . . . .      2,547       95,331
                                               -----------

ELECTRONICS (0.0%)
Vestas Wind Systems AS . . . . . .      9,122       71,302
                                               -----------

FOOD PRODUCTS (0.0%)
Danisco AS . . . . . . . . . . . .      1,189       43,430
                                               -----------

HEALTHCARE (0.1%)
Coloplast AS . . . . . . . . . . .      1,495      110,563
                                               -----------

INSURANCE (0.1%)
Topdanmark AS (b). . . . . . . . .      3,616      117,949
                                               -----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 59

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL            VALUE
                                          AMOUNT
---------------------------------------------------------------------
DENMARK (continued)

PHARMACEUTICALS (0.2%)
H. Lunbeck AS. . . . . . . . . .                     799  $    16,574
Novo Nordisk AS Class B. . . . .                  12,954      469,274
                                                          -----------
                                                              485,848
                                                          -----------

SECURITY SERVICES (0.0%)
Group 4 Falck AS . . . . . . . .                   6,139      107,044
                                                          -----------

TELECOMMUNICATIONS (0.1%)
GN Store Nord AS
  (GN Great Nordic) (b). . . . .                   4,553       15,536
TDC AS . . . . . . . . . . . . .                   5,009      124,610
                                                          -----------
                                                              140,146
                                                          -----------

TRANSPORTATION (0.1%)
A/S Dampskibsselskabet
  Svendborg. . . . . . . . . . .                       5       65,613
D/S 1912 Class B . . . . . . . .                       7       62,817
                                                          -----------
                                                              128,430
                                                          -----------
                                                            1,698,402
                                                          -----------

---------------------------------------------------------------------
FINLAND (2.0%)

COMPUTER SOFTWARE/SERVICES (0.0%)
TietoEnator Oyj. . . . . . . . .                   3,989       66,108
                                                          -----------

FINANCIAL SERVICES (0.0%)
Sampo Insurance Co. Oyj. . . . .                   4,698       34,079
                                                          -----------

INDUSTRIAL (0.0%)
Metso Oyj. . . . . . . . . . . .                   6,121       58,064
                                                          -----------

INSURANCE (0.0%)
Pohjola Group PLC - D Shares . .                   1,201       18,161
                                                          -----------

MACHINERY & EQUIPMENT (0.1%)
KCI Konecranes Oyj . . . . . . .                   2,453       53,437
Kone Corporation - B Shares. . .                   2,254       76,722
                                                          -----------
                                                              130,159
                                                          -----------

MEDICAL INSTRUMENTS (0.0%)
Instrumentarium Oyj. . . . . . .                   2,277       85,255
                                                          -----------

METALS (0.0%)
Outokumpu Oyj. . . . . . . . . .                   2,868       23,685
                                                          -----------

OIL & GAS (0.0%)
Fortum Oyj . . . . . . . . . . .                  14,213      101,991
                                                          -----------

PAPER PRODUCTS (0.4%)
Stora Enso Oyj . . . . . . . . .                  30,511      331,650
UPM-Kymmene Oyj. . . . . . . . .                  23,510      343,706
                                                          -----------
                                                              675,356
                                                          -----------

TELECOMMUNICATIONS (1.5%)
Elisa Oyj (b). . . . . . . . . .                   5,100       39,272
Nokia Oyj. . . . . . . . . . . .                 181,555    3,071,650
                                                          -----------
                                                            3,110,922
                                                          -----------
                                                            4,303,780
                                                          -----------

---------------------------------------------------------------------
FRANCE (8.6%)

ADVERTISING (0.0%)
Publicis Groupe SA . . . . . . .                   2,811       62,020
                                                          -----------

AEROSPACE/DEFENSE (0.1%)
Altran Technologies SA . . . . .                   6,084       22,338
European Aeronautic Defence
  and  Space Co. . . . . . . . .                   7,187       66,812
Thales SA. . . . . . . . . . . .                   3,052       81,643
                                                          -----------
                                                              170,793
                                                          -----------

AIRLINES (0.0%)
Air France . . . . . . . . . . .                     332        3,698
                                                          -----------

AUTOMOTIVE (0.3%)
PSA Peugeot Citroen. . . . . . .                   7,837      366,811
Renault SA . . . . . . . . . . .                   5,820      251,686
Valeo SA . . . . . . . . . . . .                   1,316       37,700
                                                          -----------
                                                              656,197
                                                          -----------

BANKS (1.0%)
Banque Nationale de Paris. . . .                  28,753    1,349,636
Societe BIC SA . . . . . . . . .                     107        3,761
Societe Generale . . . . . . . .                  10,763      658,231
                                                          -----------
                                                            2,011,628
                                                          -----------

BUILDING & CONSTRUCTION (0.3%)
Compagnie Francaise d'Etudes
  et de Construction Technip SA
                                                     756       61,927
Lafarge SA . . . . . . . . . . .                   5,684      381,870
Vinci SA . . . . . . . . . . . .                   3,119      203,105
                                                          -----------
                                                              646,902
                                                          -----------

CHEMICALS (0.3%)
L'Air Liquide SA . . . . . . . .                   4,103      621,363
                                                          -----------

COMPUTER SOFTWARE/SERVICES
(0.1%)
Atos Origin SA (b) . . . . . . .                   1,433       51,127
Business Objects SA (b). . . . .                   2,287       49,489
Cap Gemini SA. . . . . . . . . .                   4,723      146,952
Dassault Systems SA. . . . . . .                   1,534       44,322
                                                          -----------
                                                              291,890
                                                          -----------

CONSUMER SERVICES (0.0%)
Club Mediterranee SA (b) . . . .                      16          357
                                                          -----------

--------------------------------------------------------------------------------
60 SEMIANNUAL REPORT 2003

COMMON STOCKS (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL            VALUE
                                          AMOUNT
---------------------------------------------------------------------
FRANCE (continued)

COSMETICS/PERSONAL CARE (0.4%)
L'Oreal SA . . . . . . . . . . .                  11,818  $   844,748
                                                          -----------

DATA/INTERNET (0.0%)
Wanadoo (b). . . . . . . . . . .                  13,300       90,838
                                                          -----------

ELECTRONICS & ELECTRICAL
EQUIPMENT (0.3%)
Alstom (b) . . . . . . . . . . .                  30,614       62,181
Schneider Electric SA. . . . . .                   8,338      394,727
Thomson Multimedia (b) . . . . .                   8,515      124,771
                                                          -----------
                                                              581,679
                                                          -----------

ENERGY (1.5%)
TotalFinaElf SA. . . . . . . . .                  23,188    3,040,643
                                                          -----------

ENTERTAINMENT (0.2%)
Vivendi Universal SA . . . . . .                  29,769      485,044
                                                          -----------

FINANCIAL SERVICES (0.1%)
Pernod Ricard SA . . . . . . . .                   2,492      218,731
                                                          -----------

FOOD PRODUCTS (0.8%)
Carrefour SA . . . . . . . . . .                  21,220      922,869
Casino Guichard Perrachon SA . .                   2,082      141,734
Groupe Danone. . . . . . . . . .                   4,890      691,978
                                                          -----------
                                                            1,756,581
                                                          -----------

HEALTHCARE (0.5%)
Essilor International SA . . . .                   4,185      171,359
Sanofi-Synthelabo SA . . . . . .                  14,188      846,317
                                                          -----------
                                                            1,017,676
                                                          -----------

HOTELS & LODGING (0.1%)
Accor SA . . . . . . . . . . . .                   8,398      276,760
                                                          -----------

INSURANCE (0.3%)
AXA. . . . . . . . . . . . . . .                  48,477      736,306
                                                          -----------

MANUFACTURING (0.3%)
Compagnie de Saint-Gobain. . . .                  11,976      414,589
Compagnie Generale des
  Etablissements Michelin. . . .                   6,895      255,083
                                                          -----------
                                                              669,672
                                                          -----------

METALS & MINING (0.0%)
Pechiney SA. . . . . . . . . . .                   2,895       83,517
                                                          -----------

PHARMACEUTICALS (0.6%)
Aventis SA . . . . . . . . . . .                  25,996    1,320,315
                                                          -----------

PRINTING & PUBLISHING (0.1%)
Lagardere S.C.A. . . . . . . . .                   4,500      171,953
                                                          -----------

PUBLIC THOROUGHFARES (0.0%)
Autoroutes du Sud de
  la France (b). . . . . . . . .                     800       21,874
                                                          -----------

REAL ESTATE (0.0%)
Unibail SA . . . . . . . . . . .                   1,182       79,081
                                                          -----------

RESTAURANTS (0.0%)
Sodexho Alliance SA. . . . . . .                   3,876       88,199
                                                          -----------

RETAIL (0.1%)
Pinault-Printemps-Redoute SA . .                   1,977      138,116
                                                          -----------

TELECOMMUNICATIONS (0.8%)
Alcatel SA . . . . . . . . . . .                  44,958      368,271
Bouygues SA. . . . . . . . . . .                   8,955      219,064
France Telecom S.A. (b). . . . .                  31,280      719,464
LVMH Moet Louis Vuitton
  Hennessy  SA . . . . . . . . .                   7,346      320,547
Sagem SA . . . . . . . . . . . .                     442       35,762
                                                          -----------
                                                            1,663,108
                                                          -----------

TELEVISION (0.1%)
Societe Television Francaise 1 .                   6,140      172,471
                                                          -----------

UTILITIES (0.3%)
Suez SA. . . . . . . . . . . . .                  33,298      542,173
                                                          -----------
                                                           18,464,333
                                                          -----------

---------------------------------------------------------------------
GERMANY (5.7%)

AIRLINES (0.1%)
Lufthansa AG (b) . . . . . . . .                  11,616      119,264
                                                          -----------

APPAREL (0.1%)
Adidas AG. . . . . . . . . . . .                   2,014      174,191
                                                          -----------

AUTOMOTIVE (0.7%)
DaimlerChrysler AG . . . . . . .                  30,838      994,600
Deutsche Post AG . . . . . . . .                   8,929      107,121
Porsche AG . . . . . . . . . . .                     430      156,441
Volkswagen AG. . . . . . . . . .                   9,065      317,659
                                                          -----------
                                                            1,575,821
                                                          -----------

BANKS (0.6%)
Bayerische Vereins AG. . . . . .                  10,810      144,164
Deutsche Bank AG . . . . . . . .                  21,748    1,121,310
                                                          -----------
                                                            1,265,474
                                                          -----------

CHEMICALS (0.7%)
BASF AG. . . . . . . . . . . . .                  20,619      912,378
Bayer AG . . . . . . . . . . . .                  28,586      520,002
Henkel KGaA. . . . . . . . . . .                   2,311      148,813
                                                          -----------
                                                            1,581,193
                                                          -----------

COMPUTER SOFTWARE/SERVICES (0.4%)
Sap AG . . . . . . . . . . . . .                   8,092      822,694
                                                          -----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 61

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON STOCKS (CONTINUED)
                                  SHARES OR
                                  PRINCIPAL
                                   AMOUNT       VALUE
--------------------------------------------------------
GERMANY (continued)

ELECTRONICS & ELECTRICAL
EQUIPMENT (0.0%)
Epcos AG (b) . . . . . . . . . .      2,353  $    35,975
                                             -----------

FINANCIAL SERVICES (0.1%)
Deutsche Boerse AG . . . . . . .      3,625      168,293
MLP AG . . . . . . . . . . . . .      2,663       30,908
                                             -----------
                                                 199,201
                                             -----------

HEALTHCARE (0.0%)
Fresenius Medical Care AG. . . .      1,499       75,112
                                             -----------

HOTELS & LODGING (0.0%)
Preussag AG. . . . . . . . . . .      4,797       70,291
                                             -----------

INDUSTRIAL (0.8%)
Linde AG . . . . . . . . . . . .      2,656       99,890
MAN AG . . . . . . . . . . . . .      5,831      105,420
Siemens AG . . . . . . . . . . .     29,863    1,476,391
                                             -----------
                                               1,681,701
                                             -----------

INSURANCE (0.6%)
Allianz AG . . . . . . . . . . .     11,239      790,191
Muenchener Rueckversicherungs-
  Gesellschaft AG. . . . . . . .      4,241      422,180
                                             -----------
                                               1,212,371
                                             -----------

METALS & MINING (0.1%)
Thyssen Krupp AG . . . . . . . .     12,843      131,862
                                             -----------

PERSONAL CARE (0.0%)
Beiersdorf AG. . . . . . . . . .        682       83,418
                                             -----------

PHARMACEUTICALS (0.3%)
Altana AG. . . . . . . . . . . .      2,623      129,385
Merck KGaA . . . . . . . . . . .      3,055       82,166
Schering AG. . . . . . . . . . .      8,385      373,839
                                             -----------
                                                 585,390
                                             -----------

RETAIL (0.1%)
Karstadt AG. . . . . . . . . . .        885       14,963
Metro AG . . . . . . . . . . . .      6,208      170,432
                                             -----------
                                                 185,395
                                             -----------

SEMICONDUCTORS (0.0%)
Infineon Technologies AG (b) . .     10,900       80,285
                                             -----------

TELECOMMUNICATIONS (0.4%)
Deutsche Telecom AG. . . . . . .     69,724      932,188
                                             -----------

UTILITIES (0.7%)
E.On AG. . . . . . . . . . . . .     22,947    1,088,376
RWE AG . . . . . . . . . . . . .     14,589      394,008
                                             -----------
                                               1,482,384
                                             -----------
                                              12,294,210
                                             -----------

--------------------------------------------------------
GREECE (0.3%)

BANKS (0.1%)
Alpha Bank A.E.. . . . . . . . .     13,037      180,993
Commercial Bank of Greece SA . .      2,765       38,695
Eurobank (b) . . . . . . . . . .        563        7,112
National Bank of Greece SA . . .      3,511       49,214
                                             -----------
                                                 276,014
                                             -----------

BEVERAGES (0.0%)
Hellenic Bottling Co. SA . . . .      1,143       16,710
                                             -----------

BUILDING & CONSTRUCTION (0.0%)
Hellenic Technodomiki Tev SA . .      9,989       62,427
Technical Olympic SA . . . . . .     12,569       40,538
                                             -----------
                                                 102,965
                                             -----------

CASINO & GAMBLING (0.0%)
Greek Organization of Football
  Prognostics. . . . . . . . . .      2,230       20,357
                                             -----------

ELECTRIC UTILITY (0.0%)
Public Power Corp. (b) . . . . .      2,935       44,481
                                             -----------

TELECOMMUNICATIONS (0.2%)
Hellenic Telecommunication
  Organization SA. . . . . . . .     16,686      178,768
Intracom SA. . . . . . . . . . .      2,323       13,222
Panafon Hellenic Telecom SA. . .     13,993       88,700
                                             -----------
                                                 280,690
                                             -----------
                                                 741,217
                                             -----------

--------------------------------------------------------
HONG KONG (1.3%)

AIRLINES (0.0%)
Cathay Pacific Airways Ltd.. . .     89,000      107,269
                                             -----------

BANKS (0.2%)
Bank of East Asia Ltd. . . . . .     32,200       59,660
BOC Hong Kong Holdings Ltd.. . .     96,000       93,550
Hang Seng Bank Ltd.. . . . . . .     23,500      232,768
                                             -----------
                                                 385,978
                                             -----------

BROADCASTING & TELEVISION (0.0%)
Television Broadcasts Ltd. . . .     14,000       42,813
                                             -----------

DISTRIBUTION (0.1%)
Esprit Asia Holdings Ltd.. . . .     30,000       58,853
Li & Fung Ltd. . . . . . . . . .     58,000       65,072
                                             -----------
                                                 123,925
                                             -----------

DIVERSIFIED OPERATIONS (0.1%)
Swire Pacific Ltd. . . . . . . .     38,500      152,538
The Wharf (Holdings) Ltd.. . . .     21,000       36,754
                                             -----------
                                                 189,292
                                             -----------

--------------------------------------------------------------------------------
62 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                      SHARES OR
                                      PRINCIPAL
                                       AMOUNT      VALUE
-----------------------------------------------------------
HONG KONG (continued)

ELECTRONICS & ELECTRICAL EQUIPMENT (0.1%)
Hongkong Electric Holdings Ltd.. . .     56,500  $  226,752
Johnson Electric Holdings Ltd. . . .     48,500      52,237
                                                 ----------
                                                    278,989
                                                 ----------

FINANCIAL SERVICES (0.0%)
Hong Kong Exchanges & Clearing Ltd..     72,000      84,010
                                                 ----------

INDUSTRIAL (0.2%)
Hutchison Whampoa Ltd. . . . . . . .     88,000     489,701
                                                 ----------

PRINTING & PUBLISHING (0.0%)
South China Morning Post
  (Holdings) Ltd.. . . . . . . . . .      4,000       1,513
                                                 ----------

REAL ESTATE (0.4%)
Cheung Kong Holdings Ltd.. . . . . .     67,000     370,264
Henderson Land Development Co.
  Ltd. . . . . . . . . . . . . . . .     27,000      66,989
New World Developments Co. . . . . .      3,580       1,090
Sun Hung Kai Properties Ltd. . . . .     55,000     258,109
                                                 ----------
                                                    696,452
                                                 ----------

RETAIL (0.0%)
Giordano International Ltd.. . . . .    110,000      29,619
                                                 ----------

TELECOMMUNICATIONS (0.0%)
PCCW Ltd. (b). . . . . . . . . . . .     68,400      43,413
                                                 ----------

TRANSPORTATION (0.0%)
MTR Corp. Ltd. . . . . . . . . . . .     15,000      16,156
                                                 ----------

UTILITIES (0.2%)
CLP Holdings Ltd.. . . . . . . . . .     63,500     259,730
Hong Kong & China Gas Co. Ltd. . . .    100,100     118,081
                                                 ----------
                                                    377,811
                                                 ----------
                                                  2,866,941
                                                 ----------

-----------------------------------------------------------
IRELAND (0.8%)

AIRLINES (0.0%)
Ryanair Holdings PLC (b) . . . . . .      3,804      26,023
                                                 ----------

BANKS (0.5%)
Allied Irish Banks PLC . . . . . . .     39,651     608,446
Bank of Ireland. . . . . . . . . . .     44,913     553,858
                                                 ----------
                                                  1,162,304
                                                 ----------

BUILDING & CONSTRUCTION (0.2%)
CRH PLC. . . . . . . . . . . . . . .     21,435     328,920
                                                 ----------

CONSUMER PRODUCTS (0.0%)
Waterford Wedgewood PLC. . . . . . .        169          45
                                                 ----------

DIVERSIFIED (0.0%)
DCC PLC. . . . . . . . . . . . . . .         36         446
                                                 ----------

FINANCIAL SERVICES (0.1%)
Irish Life & Permanent PLC . . . . .     12,959     150,407
                                                 ----------

FOOD PRODUCTS (0.0%)
Greencore Group PLC. . . . . . . . .      1,182       3,628
Kerry Group PLC. . . . . . . . . . .      1,784      26,380
                                                 ----------
                                                     30,008
                                                 ----------

PHARMACEUTICALS (0.0%)
Elan Corp. PLC (b) . . . . . . . . .      3,130      10,479
                                                 ----------
                                                  1,708,632
                                                 ----------

-----------------------------------------------------------
ITALY (3.7%)

APPAREL (0.0%)
Benetton Group SpA . . . . . . . . .        876       7,577
                                                 ----------

AUTOMOTIVE (0.1%)
Fiat SpA . . . . . . . . . . . . . .     17,864     135,965
                                                 ----------

BANKS (0.8%)
Banc Monte Dei Paschi Di Seina SpA .     31,502      91,406
Banca di Roma SpA. . . . . . . . . .     47,748      75,401
Banca Nazionale del Lavoro (BNC) (b)     85,844     139,104
IntesaBci SpA. . . . . . . . . . . .    124,905     323,395
IntesaBci SpA - RNC. . . . . . . . .      3,637       6,595
Mediobanca SpA . . . . . . . . . . .     14,261     131,938
San Paolo IMI SpA. . . . . . . . . .     35,240     290,633
UniCredito Italiano SpA. . . . . . .    137,273     600,531
                                                 ----------
                                                  1,659,003
                                                 ----------

BROADCASTING & TELEVISION (0.1%)
Mediaset SpA . . . . . . . . . . . .     25,122     214,757
                                                 ----------

CHEMICALS (0.0%)
Snia SpA (b) . . . . . . . . . . . .     15,144      28,985
Snia SpA - 2003 Shares (b) . . . . .      2,018       3,716
                                                 ----------
                                                     32,701
                                                 ----------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.0%)
Pirelli SpA. . . . . . . . . . . . .     51,052      50,365
                                                 ----------

ENERGY (0.7%)
Eni SpA. . . . . . . . . . . . . . .    105,681   1,506,094
                                                 ----------

FINANCIAL SERVICES (0.1%)
Banca Fideuram SpA . . . . . . . . .     19,235     101,535
Bipop-Carire SpA (b) . . . . . . . .     20,294       9,558
Mediolanum SpA . . . . . . . . . . .     15,770      82,365
                                                 ----------
                                                    193,458
                                                 ----------

FOOD PRODUCTS (0.0%)
Parmalat Finanziaria SpA . . . . . .     41,821     106,879
                                                 ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 63

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT      VALUE
---------------------------------------------------------
ITALY (continued)

GAS-TRANSPORTATION (0.1%)
Snam Rete Gas SpA. . . . . . . . .     41,891  $  151,939
                                               ----------

INSURANCE (0.6%)
Alleanza Assicurazioni SpA . . . .     19,877     185,891
Assicurazioni Generali SpA . . . .     40,360     927,410
Riunione Adriatica di Sicurta SpA.      7,979     115,047
                                               ----------
                                                1,228,348
                                               ----------

MEDICAL PRODUCTS (0.0%)
Luxottica Group SA . . . . . . . .      2,047      23,393
                                               ----------

MULTI-MEDIA (0.0%)
Seat Pagine Gialle SpA (b) . . . .    133,238      90,406
                                               ----------

PHARMACEUTICALS (0.0%)
Banca Popolare de Milano . . . . .     15,153      63,077
                                               ----------

PRINTING & PUBLISHING (0.0%)
Gruppo Editorale L'Espresso SA . .      5,450      21,409
                                               ----------

RESTAURANTS (0.0%)
Autogrill SpA (b). . . . . . . . .         50         488
                                               ----------

RETAIL (0.0%)
Bulgari SpA. . . . . . . . . . . .      8,716      40,659
                                               ----------

TELECOMMUNICATIONS (1.0%)
e.Biscom (b) . . . . . . . . . . .      1,356      39,073
Telecom Italia Mobile SpA. . . . .    153,519     723,000
Telecom Italia SpA . . . . . . . .     84,996     694,342
Telecom Italia SpA RNC . . . . . .     76,533     376,662
Tiscali SpA (b). . . . . . . . . .      7,173      34,582
                                               ----------
                                                1,867,659
                                               ----------

UTILITIES (0.2%)
Enel SpA . . . . . . . . . . . . .     81,652     488,423
                                               ----------
                                                7,882,600
                                               ----------

---------------------------------------------------------
JAPAN (18.4%)

ADVERTISING (0.0%)
Dentsu, Inc. . . . . . . . . . . .         24      71,441
                                               ----------

AGRICULTURE (0.1%)
Ajinomoto Co., Inc.. . . . . . . .     25,000     253,647
                                               ----------

AIRLINE SERVICES (0.1%)
Japan Airlines System Corp. (b). .     22,000      39,108
Yamato Transport Co. Ltd.. . . . .     19,000     212,527
                                               ----------
                                                  251,635
                                               ----------

APPAREL (0.0%)
Fast Retailing Co. Ltd.. . . . . .      1,900      55,283
Gunze Ltd. . . . . . . . . . . . .      9,000      33,884
World Co. Ltd. . . . . . . . . . .        100       1,659
                                               ----------
                                                   90,826
                                               ----------

AUDIO/VIDEO PRODUCTS (0.1%)
Yamaha Corp. . . . . . . . . . . .      9,900     111,983
                                               ----------

AUTOMOTIVE (1.9%)
Denso Corp.. . . . . . . . . . . .     15,400     219,520
Honda Motor Co. Ltd. . . . . . . .     24,600     814,775
NGK Spark Plug Co. . . . . . . . .      3,000      21,432
Nissan Motor Co. . . . . . . . . .     81,200     622,992
Sanden Corp. . . . . . . . . . . .     14,000      58,343
Toyoda Gosei Co. Ltd.. . . . . . .      2,000      35,636
Toyota Industries Corp.. . . . . .      1,000      14,800
Toyota Motor Co. Ltd.. . . . . . .     92,000   2,082,845
Yamaha Motor Co. Ltd.. . . . . . .     11,000      81,905
                                               ----------
                                                3,952,248
                                               ----------

BANKS (0.8%)
Chiba Bank . . . . . . . . . . . .     16,000      56,616
Daiwa Bank Holdings, Inc.. . . . .    101,000      48,273
Joyo Bank. . . . . . . . . . . . .     14,000      40,500
Mitsubishi Tokyo Financial Group,
  Inc. . . . . . . . . . . . . . .        165     558,946
Mitsui Trust Holdings, Inc.. . . .     15,000      28,677
Mizuho Financial Group, Inc. (b) .        256     136,737
Sumitomo Mitsui Financial Group,
  Inc. . . . . . . . . . . . . . .        175     274,399
The Bank of Fukuoka Ltd. . . . . .     20,000      85,360
The Bank of Yokohama Ltd.. . . . .     57,000     201,216
The Shizuoka Bank Ltd. . . . . . .     14,000      92,504
UFJ Holdings, Inc. . . . . . . . .        178     143,284
                                               ----------
                                                1,666,512
                                               ----------

BEVERAGES (0.1%)
Ito En Ltd.. . . . . . . . . . . .      1,100      33,205
Takara Shuzo Co. Ltd.. . . . . . .      3,000      13,433
Yakult Honsha Co. Ltd. . . . . . .      7,000     102,716
                                               ----------
                                                  149,354
                                               ----------

BREWERY (0.1%)
Asahi Breweries Ltd. . . . . . . .     15,000      89,175
Kirin Brewery Co. Ltd. . . . . . .     26,000     200,570
                                               ----------
                                                  289,745
                                               ----------

BROADCASTING & TELEVISION (0.0%)
Fuji Television Network, Inc.. . .          6      21,181
                                               ----------

--------------------------------------------------------------------------------
64 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT      VALUE
---------------------------------------------------------------
JAPAN (continued)

BUILDING & CONSTRUCTION (0.8%)
Asahi Glass Co. Ltd. . . . . . . . . . .     22,000  $  117,139
Daikin Industries Ltd. . . . . . . . . .      8,000     133,087
Daiwa House Industry Co. Ltd . . . . . .     17,000     102,633
Kajima Corp. . . . . . . . . . . . . . .     56,000     119,269
Keio Teito Electric Railway Co. Ltd. . .     33,000     160,213
Komatsu Ltd. . . . . . . . . . . . . . .     44,000     167,869
Matsushita Electric Works Ltd. . . . . .     13,000      68,128
Nippon Sheet Glass Co. Ltd.. . . . . . .     28,000      57,521
Nippon Yusen Kabushiki Kaisha. . . . . .     41,000     138,546
Nishimatsu Construction Co. Ltd. . . . .     25,000      70,434
Obayashi Corp. . . . . . . . . . . . . .     26,000      70,854
Sekisui House Ltd. . . . . . . . . . . .     22,000     161,597
Shimizu Corp.. . . . . . . . . . . . . .      8,000      20,929
Taiheiyo Cement Corp.. . . . . . . . . .     57,000      78,861
Taisei Construction Corp.. . . . . . . .     64,000     136,307
Tostem Inax Holding Corp.. . . . . . . .      6,000      63,995
                                                     ----------
                                                      1,667,382
                                                     ----------

CHEMICALS (0.7%)
Asahi Kasei Corp.. . . . . . . . . . . .     35,000      95,380
Ishihara Sangyo Kaisha Ltd. (b). . . . .      1,000       1,300
Kaneka Corp. . . . . . . . . . . . . . .      1,000       4,536
Kuraray Co.. . . . . . . . . . . . . . .     16,000      90,961
Mitsubishi Chemical Corp.. . . . . . . .     59,000      97,954
Mitsubishi Gas Chemical Co. Ltd. . . . .      1,000       1,442
Mitsui Chemicals, Inc. . . . . . . . . .     26,000     105,735
Nissan Chemical Industries Ltd.. . . . .     12,000      54,033
Nitto Denko Corp.. . . . . . . . . . . .      6,200     178,316
Sekisui Chemical Co. Ltd.. . . . . . . .      1,000       2,566
Shin-Etsu Chemical Co. Ltd.. . . . . . .     12,600     377,176
Showa Denko K.K. . . . . . . . . . . . .     51,000      77,402
Sumitomo Bakelite Co. Ltd. . . . . . . .     18,000      63,693
Sumitomo Chemical Co. Ltd. . . . . . . .     62,000     167,919
Toray Industries, Inc. . . . . . . . . .     22,000      53,128
Tosoh Corp.. . . . . . . . . . . . . . .     31,000      69,923
Ube Industries Ltd.. . . . . . . . . . .     13,000      16,787
                                                     ----------
                                                      1,458,251
                                                     ----------

COMMERCIAL SERVICES (0.1%)
NTT Data Corp. . . . . . . . . . . . . .         32      75,667
Secom Co.. . . . . . . . . . . . . . . .     10,500     244,759
                                                     ----------
                                                        320,426
                                                     ----------

COMPUTER HARDWARE (0.3%)
Fujitsu Ltd. . . . . . . . . . . . . . .     63,000     175,910
NEC Corp.. . . . . . . . . . . . . . . .     47,000     146,998
Toshiba Corp.. . . . . . . . . . . . . .     94,000     250,646
                                                     ----------
                                                        573,554
                                                     ----------

COMPUTER SOFTWARE/SERVICES (0.1%)
Capcom Co. Ltd.. . . . . . . . . . . . .      2,000      15,965
CSK Corp.. . . . . . . . . . . . . . . .      3,800      67,072
Fuji Soft ABC, Inc.. . . . . . . . . . .      1,800      19,017
Fujitsu Support & Service, Inc.. . . . .        500       4,926
Hitachi Software Engineering Co. Ltd.. .        500       7,664
Konami Co. Ltd.. . . . . . . . . . . . .      2,500      32,869
Net One Systems Co. Ltd. . . . . . . . .          4      16,267
Oracle Corp. Japan . . . . . . . . . . .        200       5,048
Softbank Corp. . . . . . . . . . . . . .     10,700     119,956
Trend Micro, Inc. (b). . . . . . . . . .      2,500      30,396
                                                     ----------
                                                        319,180
                                                     ----------

CONSUMER PRODUCTS (0.0%)
Onward Kashiyama Co. Ltd.. . . . . . . .      2,000      14,372
                                                     ----------

CONTAINERS (0.0%)
Toyo Seikan Kaisha Ltd.. . . . . . . . .      1,000       8,913
                                                     ----------

COSMETICS & TOILETRIES (0.0%)
Uni-Charm Corp.. . . . . . . . . . . . .      2,400      95,589
                                                     ----------

DIVERSIFIED (0.0%)
Nippon COMSYS Corp.. . . . . . . . . . .     14,000      50,595
                                                     ----------

ELECTRIC UTILITIES (0.0%)
Alps Electric Co. Ltd. . . . . . . . . .      7,000      75,541
                                                     ----------

ELECTRICAL & ELECTRONIC (0.0%)
Stanley Electric Co. Ltd.. . . . . . . .      8,000     100,620
                                                     ----------

ELECTRONICS & ELECTRICAL EQUIPMENT (3.3%)
Anritsu Corp.. . . . . . . . . . . . . .      2,000       6,507
Canon, Inc.. . . . . . . . . . . . . . .     33,000   1,333,726
Casio Computer Co. Ltd.. . . . . . . . .     11,000      66,871
Dainippon Screen Mfg. Co. Ltd. (b) . . .      5,000      17,357
Fujikura Ltd.. . . . . . . . . . . . . .     23,000      51,878
Furukawa Electric Co. Ltd. . . . . . . .     32,000      58,762
Hirose Electric Co. Ltd. . . . . . . . .        500      35,762
Hitachi Ltd. . . . . . . . . . . . . . .     94,000     313,701
Hoya Corp. . . . . . . . . . . . . . . .      4,700     277,838
Keyence Corp.. . . . . . . . . . . . . .      1,380     221,823
Kyocera Corp.. . . . . . . . . . . . . .      6,000     292,806
Mabuchi Motor Co. Ltd. . . . . . . . . .        400      29,884
Matsushita Electric Industrial Co. Ltd..     97,902     779,867
Mitsumi Electric Co. Ltd.. . . . . . . .      4,000      30,320
Murata Manufacturing Co. . . . . . . . .      8,000     285,091
NGK Insulators Ltd.. . . . . . . . . . .     20,000      96,931
Nidec Corp.. . . . . . . . . . . . . . .      1,000      52,742
Nintendo Co. . . . . . . . . . . . . . .      4,200     328,224

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 65

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                    SHARES OR
                                    PRINCIPAL
                                     AMOUNT      VALUE
---------------------------------------------------------
JAPAN (continued)

ELECTRONICS & ELECTRICAL EQUIPMENT (continued)
Omron Corp.. . . . . . . . . . . .      5,000  $   80,496
Pioneer Electronic Corp. . . . . .      7,200     144,290
Ricoh Co. Ltd. . . . . . . . . . .     26,000     398,742
Sanyo Electric Co. . . . . . . . .     85,000     265,848
Sharp Corp.. . . . . . . . . . . .     35,000     366,846
Sony Corp. . . . . . . . . . . . .     34,400     836,493
Sumitomo Electric Industries Ltd..     21,000     117,449
Taiyo Yuden Co. Ltd. . . . . . . .      8,000      60,976
TDK Corp.. . . . . . . . . . . . .      5,200     180,513
Yokogawa Electric Co. Ltd. . . . .     14,000      99,782
                                               ----------
                                                6,831,525
                                               ----------

ENERGY (0.1%)
Nippon Oil Co. Ltd.. . . . . . . .     61,000     242,956
TonenGeneral Sekiyu K.K. . . . . .      9,000      57,203
                                               ----------
                                                  300,159
                                               ----------

ENGINEERING (0.0%)
Mitsui Engineering & Shipbuilding
  Co.  Ltd.. . . . . . . . . . . .     77,000      80,060
                                               ----------

ENTERTAINMENT (0.0%)
Namco Ltd. . . . . . . . . . . . .        100       1,401
                                               ----------

FINANCIAL SERVICES (0.8%)
Acom Co. Ltd.. . . . . . . . . . .      1,100      30,899
Aiful Corp.. . . . . . . . . . . .        600      22,539
Credit Saison Co.. . . . . . . . .      7,300     137,418
Daiwa Securities Ltd.. . . . . . .     54,000     212,360
Itochu Techno-Science Corp.. . . .        400       7,178
Nikko Securities Co. Ltd.. . . . .     67,000     179,775
Nomura Securities Co.. . . . . . .     77,000     762,511
Orix Corp. . . . . . . . . . . . .      2,200     100,537
Promise Co. Ltd. . . . . . . . . .      2,700      88,294
Takefuji Corp. . . . . . . . . . .      2,080     108,308
The Sumitomo Trust & Banking Co.
  Ltd. . . . . . . . . . . . . . .     24,000      68,019
                                               ----------
                                                1,717,838
                                               ----------

FOOD PRODUCTS (0.2%)
Japan Tobacco, Inc.. . . . . . . .         34     198,138
Kikkoman Corp. . . . . . . . . . .      8,000      49,841
Meiji Seika Kaisha Ltd.. . . . . .      6,000      20,023
Nippon Meat Packers, Inc.. . . . .      7,000      62,863
Nisshin Seifun Group, Inc. . . . .     16,000     108,938
Nissin Food Products Co., Ltd. . .      1,400      30,522
                                               ----------
                                                  470,325
                                               ----------

HEALTHCARE (0.1%)
Terumo Corp. . . . . . . . . . . .      9,200     152,973
                                               ----------

HOLDING COMPANIES - DIVERSIFIED (0.1%)
JFE Holdings, Inc. . . . . . . . .     18,800     226,527
                                               ----------

HOUSEHOLD PRODUCTS (0.3%)
Kao Corp.. . . . . . . . . . . . .     24,000     437,700
Shiseido Co. Ltd.. . . . . . . . .     20,000     182,626
Toto Ltd.. . . . . . . . . . . . .     21,000     105,299
                                               ----------
                                                  725,625
                                               ----------

IMPORT/EXPORT (0.3%)
Itochu Corp. . . . . . . . . . . .     33,000      69,177
Marubenii Corp.. . . . . . . . . .     42,000      39,795
Mitsubishi Corp. . . . . . . . . .     42,000     249,689
Mitsui & Co. Ltd.. . . . . . . . .     33,000     156,339
Sumitomo Corp. . . . . . . . . . .     36,000     144,894
                                               ----------
                                                  659,894
                                               ----------

INDUSTRIAL (0.5%)
Ebara Corp.. . . . . . . . . . . .     26,000      74,342
Fanuc Co. Ltd. . . . . . . . . . .      4,800     196,411
JGC Corp.. . . . . . . . . . . . .     10,000      70,434
Kawasaki Heavy Industries Ltd. . .     21,000      17,256
Kubota Corp. . . . . . . . . . . .     11,000      25,365
Minebea Co. Ltd. . . . . . . . . .     23,000      68,271
Mitsubishi Heavy Industries Ltd. .     91,000     202,205
Nippon Steel Corp. . . . . . . . .    209,000     233,080
SMC Corp.. . . . . . . . . . . . .      2,000     150,595
THK Co. Ltd. . . . . . . . . . . .      6,800      62,720
                                               ----------
                                                1,100,679
                                               ----------

INSURANCE (0.3%)
Millea Holdings, Inc.. . . . . . .         44     285,560
Mitsui Sumito Insurance Co.. . . .     49,000     230,086
Yasuda Fire & Marine Insurance
  Co. Ltd. . . . . . . . . . . . .     20,000      91,397
                                               ----------
                                                  607,043
                                               ----------

MANUFACTURING (0.1%)
Ishikawajima-Harima Heavy
  Industries Co. Ltd.. . . . . . .     15,000      13,710
JSR Corp.. . . . . . . . . . . . .     12,000     125,171
NTN Corp.. . . . . . . . . . . . .     21,000      80,295
Sumitomo Heavy Industries Ltd. (b)     68,000      55,308
                                               ----------
                                                  274,484
                                               ----------

METALS & MINING (0.2%)
Dowa Mining Co. Ltd. . . . . . . .      5,000      16,560
Mitsubishi Material Corp. (b). . .     21,000      18,665
Mitsui Mining & Smelting Co. Ltd..     39,000     102,357
Nippon Minings Holdings, Inc.. . .     27,500      47,962
NSK Ltd. . . . . . . . . . . . . .     27,000      71,994
Sumitomo Metal & Mining Corp.. . .     25,000      75,256
Sumitomo Metal Industries, Ltd.. .     79,000      35,108
                                               ----------
                                                  367,902
                                               ----------

MULTI-MEDIA (0.0%)
Tokyo Broadcasting System, Inc.. .      3,000      35,192
                                               ----------

--------------------------------------------------------------------------------
66 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                      SHARES OR
                                      PRINCIPAL
                                       AMOUNT      VALUE
-----------------------------------------------------------
JAPAN (continued)

PAPER PRODUCTS (0.1%)
Nippon Unipac Holding. . . . . . . .         32  $  102,767
Oji Paper Ltd. . . . . . . . . . . .     35,000     132,358
                                                 ----------
                                                    235,125
                                                 ----------

PHARMACEUTICALS (1.1%)
Chugai Pharmaceutical Ltd. . . . . .     10,200     106,909
Daiichi Pharmaceuticals Co.. . . . .      7,000      88,630
Eisai Co.. . . . . . . . . . . . . .      7,000     123,554
Fujisawa Pharmaceutical Co.. . . . .      9,000     152,440
Kaken Pharmaceutical Co., Ltd. . . .     13,000      54,503
Kyowa Hakko Kogyo Co. Ltd. . . . . .      1,000       4,486
Sankyo Co. . . . . . . . . . . . . .     18,100     262,257
Shionogi & Co. . . . . . . . . . . .     13,000     154,352
Taisho Pharmacuetical Co. Ltd. . . .      2,000      28,191
Takeda Chemical Industries Ltd.. . .     31,000   1,135,921
Yamanouchi Pharmaceutical Co.
  Ltd. . . . . . . . . . . . . . . .     14,000     353,345
                                                 ----------
                                                  2,464,588
                                                 ----------

PHOTOGRAPHIC PRODUCTS (0.4%)
Fuji Photo Film Ltd. . . . . . . . .     18,000     458,830
Konica Corp. . . . . . . . . . . . .     12,000     109,777
Nikon Corp. (b). . . . . . . . . . .      8,000      53,329
Olympus Optical Co. Ltd. . . . . . .     12,000     207,781
                                                 ----------
                                                    829,717
                                                 ----------

PRINTING & PUBLISHING (0.2%)
Dai Nippon Printing Co. Ltd. . . . .     28,000     271,877
Toppan Printing Co. Ltd. . . . . . .     16,000     101,425
                                                 ----------
                                                    373,302
                                                 ----------

RAILROADS (0.5%)
Central Japan Railway Co.. . . . . .         25     162,251
East Japan Railway Co. . . . . . . .        140     633,909
Keihin Electric Express Railway Co.
  Ltd. . . . . . . . . . . . . . . .      4,000      19,151
Kinki Nippon Railway Co. Ltd.. . . .     39,000      97,451
Tobu Railway Co. Ltd.. . . . . . . .     17,000      47,610
West Japan Railway Co. . . . . . . .         30      93,577
                                                 ----------
                                                  1,053,949
                                                 ----------

REAL ESTATE (0.3%)
Daito Trust Construction Co. Ltd.. .      3,400      64,858
Mitsubishi Estate Co.. . . . . . . .     47,000     275,080
Mitsui Fudosan Co. Ltd.. . . . . . .     37,000     199,178
Sumitomo Realty & Development
  Co. Ltd. . . . . . . . . . . . . .     18,000      58,863
                                                 ----------
                                                    597,979
                                                 ----------

RESORTS/THEME PARKS (0.1%)
Oriental Land Co. Ltd. . . . . . . .      2,800     117,156
                                                 ----------

RESTAURANTS (0.0%)
Skylark Co. Ltd. . . . . . . . . . .      1,000      10,733
                                                 ----------

RETAIL (0.8%)
Aeon Co. Ltd.. . . . . . . . . . . .      8,000     181,788
Citizen Watch Co. Ltd. . . . . . . .     13,000      68,564
FamilyMart Co. Ltd.. . . . . . . . .      2,100      40,060
Isetan Co. Ltd.. . . . . . . . . . .      5,000      33,666
Ito Yokado Co. . . . . . . . . . . .     16,000     376,320
Lawson, Inc. . . . . . . . . . . . .      5,000     153,446
Marui Co.. . . . . . . . . . . . . .     19,000     158,201
Mitsukoshi, Ltd. . . . . . . . . . .     21,000      51,593
Seven - Eleven Japan Co. Ltd.. . . .     13,000     309,575
Shimachu Co. Ltd.. . . . . . . . . .      4,000      66,108
Takashimaya Co.. . . . . . . . . . .     21,000      93,678
The Seiyu Ltd. (b) . . . . . . . . .      6,000      13,383
Tokyo Style Co.. . . . . . . . . . .      5,000      42,051
Yamada Denki Co. Ltd.. . . . . . . .      2,400      46,285
                                                 ----------
                                                  1,634,718
                                                 ----------

SCHOOLS (0.0%)
Benesse Corp.. . . . . . . . . . . .        300       4,000
                                                 ----------

SEMICONDUCTORS (0.4%)
Advantest Corp.. . . . . . . . . . .      4,200     140,869
Rohm Co. . . . . . . . . . . . . . .      4,000     412,208
Tokyo Electron Ltd.. . . . . . . . .      6,300     236,131
                                                 ----------
                                                    789,208
                                                 ----------

TELECOMMUNICATIONS (1.0%)
Nippon Telegraph & Telephone
  Corp.. . . . . . . . . . . . . . .        198     693,980
NTT Docomo, Inc. . . . . . . . . . .        665   1,371,708
Oki Electric Industry Co. Ltd. (b) .     40,000      85,863
                                                 ----------
                                                  2,151,551
                                                 ----------

TEXTILE PRODUCTS (0.1%)
Mitsubishi Rayon Company Ltd.. . . .      9,000      20,602
Nisshinbo Industries, Inc. . . . . .     15,000      64,271
Teijin Ltd.. . . . . . . . . . . . .     42,000      91,917
Toyobo Co., Ltd. . . . . . . . . . .     41,000      58,788
                                                 ----------
                                                    235,578
                                                 ----------

TIRE & RUBBER (0.1%)
Bridgestone Corp.. . . . . . . . . .     27,000     306,314
                                                 ----------

TOYS (0.0%)
Sega Corp. (b) . . . . . . . . . . .      5,900      32,651
                                                 ----------

TRANSPORTATION (0.3%)
Kamigumi Co. Ltd.. . . . . . . . . .     12,000      54,939
Kawasaki Kisen Kaisha, Ltd.. . . . .     38,000      86,986
Mitsui O.S.K. Lines Ltd. . . . . . .     47,000     122,958
Nippon Express Co. Ltd.. . . . . . .     37,000     138,060
Seino Transportation Co. Ltd.. . . .     13,000      76,740
Tokyo Corp.. . . . . . . . . . . . .     29,000      78,543
                                                 ----------
                                                    558,226
                                                 ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 67

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                      SHARES OR
                                      PRINCIPAL
                                       AMOUNT       VALUE
------------------------------------------------------------
JAPAN (continued)

UTILITIES (1.5%)
Chubu Electric Power Co., Inc. . . .     28,100  $   565,487
Kansai Electric Power, Inc.. . . . .     24,600      411,513
Kyushu Electric Power Co., Inc.. . .     12,700      197,433
Mitsubishi Electric Co.. . . . . . .     51,000      132,140
Osaka Gas Co. Ltd. . . . . . . . . .     90,000      260,356
Tohoku Electric Power Co. Ltd. . . .     14,700      234,071
Tokyo Electric Power Co. Ltd.. . . .     45,700      927,334
Tokyo Gas Ltd. . . . . . . . . . . .    110,000      357,874
                                                 -----------
                                                   3,086,208
                                                 -----------
                                                  39,575,625
                                                 -----------

------------------------------------------------------------
LUXEMBOURG (0.1%)

STEEL (0.1%)
Arcelor (b). . . . . . . . . . . . .     14,368      162,592
                                                 -----------

------------------------------------------------------------
NETHERLANDS (5.0%)

BANKS (0.4%)
ABN Amro Holding NV. . . . . . . . .     56,310      951,427
                                                 -----------

BIOTECHNOLOGY (0.0%)
Qiagen NV (b). . . . . . . . . . . .      4,818       33,337
                                                 -----------

BUSINESS SERVICES (0.0%)
Vedior NV. . . . . . . . . . . . . .      2,300       15,170
                                                 -----------

CHEMICALS (0.1%)
Akzo Nobel NV. . . . . . . . . . . .     11,162      248,139
                                                 -----------

DIVERSIFIED (0.0%)
Hagemeyer NV . . . . . . . . . . . .      2,007        9,721
IHC Caland NV. . . . . . . . . . . .        570       29,420
                                                 -----------
                                                      39,141
                                                 -----------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.5%)
Koninklijke Ahold NV . . . . . . . .     29,762      136,179
Philips Electronics NV . . . . . . .     49,399      919,005
                                                 -----------
                                                   1,055,184
                                                 -----------

ENERGY (1.6%)
Royal Dutch Petroleum Co.. . . . . .     78,725    3,219,962
                                                 -----------

FINANCIAL SERVICES (0.5%)
ING Groep NV . . . . . . . . . . . .     66,147    1,074,082
                                                 -----------

FOOD PRODUCTS (0.8%)
Heineken NV. . . . . . . . . . . . .      6,211      230,610
Koninklijke Numico NV. . . . . . . .      6,158       57,453
Unilever NV CVA. . . . . . . . . . .     22,133    1,394,339
                                                 -----------
                                                   1,682,402
                                                 -----------

INSURANCE (0.2%)
Aegon NV . . . . . . . . . . . . . .     50,918      517,675
                                                 -----------

MANUFACTURING (0.0%)
Koninklijke Luchtvaart Maatschappij
  NV . . . . . . . . . . . . . . . .         10           71
                                                 -----------

OFFICE EQUIPMENT & SUPPLIES (0.0%)
Buhrmann NV. . . . . . . . . . . . .      2,427        8,099
                                                 -----------

PRINTING & PUBLISHING (0.3%)
Elsevier NV. . . . . . . . . . . . .     23,861      271,615
Oce NV . . . . . . . . . . . . . . .         22          207
VNU NV . . . . . . . . . . . . . . .      9,855      285,952
Wolters Kluwer CVA . . . . . . . . .     13,862      180,535
                                                 -----------
                                                     738,309
                                                 -----------

RETAIL (0.0%)
Vendex NV. . . . . . . . . . . . . .      1,603       15,743
                                                 -----------

SEMICONDUCTORS (0.3%)
ASML Holding NV (b). . . . . . . . .     15,989      138,110
STMicroelectronics NV. . . . . . . .     23,453      484,735
                                                 -----------
                                                     622,845
                                                 -----------

TELECOMMUNICATIONS (0.2%)
KPN NV (b) . . . . . . . . . . . . .     67,707      450,344
                                                 -----------

TRANSPORTATION (0.1%)
TPG NV . . . . . . . . . . . . . . .     12,063      188,203
                                                 -----------
                                                  10,860,133
                                                 -----------

------------------------------------------------------------
NEW ZEALAND (0.2%)

AIRPORTS (0.0%)
Auckland International Airport Ltd..      8,490       24,599
                                                 -----------

BUILDING & CONSTRUCTION (0.0%)
Fletcher Building Ltd. . . . . . . .     12,985       24,332
                                                 -----------

HEALTHCARE (0.0%)
Fisher & Paykel Industries Ltd.. . .      3,313       19,921
                                                 -----------

HOUSEHOLD PRODUCTS (0.0%)
Fisher & Paykel Appliances Holdings
   Ltd.. . . . . . . . . . . . . . .      8,871       53,093
                                                 -----------

PAPER PRODUCTS (0.0%)
Carter Holt Harvey Ltd.. . . . . . .        466          425
                                                 -----------

TELECOMMUNICATIONS (0.2%)
Telecom Corp. of New Zealand Ltd.. .     90,196      241,661
                                                 -----------
                                                     364,031
                                                 -----------

--------------------------------------------------------------------------------
68 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT     VALUE
------------------------------------------------------------
NORWAY (0.5%)

BANKS (0.0%)
DnB Holding ASA . . . . . . . . . . . .      8,874  $ 42,355
                                                    --------

BUILDING & CONSTRUCTION (0.0%)
Kvaerner ASA (b). . . . . . . . . . . .     15,402     9,068
                                                    --------

FINANCIAL SERVICES (0.1%)
Gjensidige NOR ASA (b). . . . . . . . .      3,677   127,422
                                                    --------

FOOD PRODUCTS (0.1%)
Orkla ASA . . . . . . . . . . . . . . .      7,997   139,420
                                                    --------

INDUSTRIAL (0.2%)
Norsk Hydro ASA . . . . . . . . . . . .      7,061   298,674
Tomra Systems ASA . . . . . . . . . . .      8,330    39,401
                                                     338,075
                                                    --------

INSURANCE (0.0%)
Storebrand ASA (b). . . . . . . . . . .        600     2,444
                                                    --------

OIL & GAS (0.0%)
Statoil ASA . . . . . . . . . . . . . .     12,144    96,315
                                                    --------

PAPER PRODUCTS (0.0%)
Norske Skogsindustrier ASA. . . . . . .      1,207    16,558
                                                    --------

SHIPPING (0.1%)
Bergesen d.y. ASA - A Shares. . . . . .      2,924    71,869
Frontline Ltd.. . . . . . . . . . . . .      4,097    43,325
                                                    --------
                                                     115,194
                                                    --------

TELECOMMUNICATIONS (0.0%)
Tandberg ASA (b). . . . . . . . . . . .     19,305    75,037
Telenor ASA . . . . . . . . . . . . . .      2,339     9,359
                                                    --------
                                                      84,396
                                                    --------
                                                     971,247
                                                    --------

------------------------------------------------------------
PORTUGAL (0.3%)

AUTOMOTIVE (0.1%)
Brisa- Auto Estradas SA . . . . . . . .     20,131   108,512
                                                    --------

BANKS (0.1%)
Banco Commercial Portuguese SA. . . . .     73,376   103,997
Banco Espirito Santo SA . . . . . . . .        385     5,521
                                                    --------
                                                     109,518
                                                    --------

BUILDING PRODUCTS (0.0%)
CIMPOR-Cimentos de Portugal
  SGPS SA . . . . . . . . . . . . . . .      7,400    27,418
                                                    --------

FINANCIAL SERVICES (0.0%)
BPI-SGPS SA . . . . . . . . . . . . . .        150       400
                                                    --------

FOOD PRODUCTS (0.0%)
Jeronimo Martins SGPS SA (b). . . . . .         17       135
                                                    --------

INDUSTRIAL (0.0%)
Sonae SGPS SA (b) . . . . . . . . . . .        291       127
                                                    --------

TELECOMMUNICATIONS (0.0%)
Portugal Telecom SA . . . . . . . . . .     44,670   319,549
                                                    --------

UTILITIES (0.1%)
Electricidade de Portugal SA. . . . . .     82,432   149,030
                                                    --------
                                                     714,689
                                                    --------

------------------------------------------------------------
SINGAPORE (0.7%)

AEROSPACE/DEFENSE (0.0%)
Singapore Tech Engineering Ltd. . . . .     39,000    35,143
                                                    --------

AIRLINES (0.0%)
Singapore Airlines Ltd. . . . . . . . .     18,000    95,799
                                                    --------

BANKS (0.3%)
Development Bank of Singapore Ltd.. . .     31,000   151,892
Oversea-Chinese Banking Corp. Ltd.. . .     47,000   250,141
United Overseas Bank Ltd. . . . . . . .     49,000   287,001
                                                    --------
                                                     689,034
                                                    --------

BEVERAGES (0.0%)
Fraser & Neave Ltd. . . . . . . . . . .      6,000    27,033
                                                    --------

DIVERSIFIED (0.0%)
Haw Par Corporation Ltd.. . . . . . . .     17,226    31,627
Keppel Corp.. . . . . . . . . . . . . .     23,000    57,772
                                                    --------
                                                      89,399
                                                    --------

FINANCIAL SERVICES (0.0%)
Creative Technology Ltd.. . . . . . . .      4,500    28,638
                                                    --------

MANUFACTURING (0.1%)
Venture Manufacturing (Singapore) Ltd..     13,000   108,358
                                                    --------

PRINTING & PUBLISHING (0.1%)
Singapore Press Holdings Ltd. . . . . .     16,000   148,682
                                                    --------

REAL ESTATE (0.0%)
Capitaland Ltd. . . . . . . . . . . . .      1,000       580
City Developments Ltd.. . . . . . . . .     17,000    32,361
                                                    --------
                                                      32,941
                                                    --------

SEMICONDUCTORS (0.0%)
Chartered Semiconductor
  Manufacturing Ltd. (b). . . . . . . .    106,000    41,192
                                                    --------

SHIPPING (0.1%)
Neptune Orient Lines Ltd. (b) . . . . .    168,000   115,431
                                                    --------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 69

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT      VALUE
-------------------------------------------------------------
SINGAPORE (continued)

TELECOMMUNICATIONS (0.1%)
Datacraft Asia Ltd. (b). . . . . . . .     50,000  $   26,500
Singapore Telecommunications Ltd.. . .    214,000     174,758
                                                   ----------
                                                      201,258
                                                   ----------
                                                    1,612,908
                                                   ----------

-------------------------------------------------------------
SPAIN (3.4%)

AIRLINE SERVICES (0.0%)
Iberia Lineas Aereas de Espana SA. . .      8,700      15,243
                                                   ----------

BANKS (1.2%)
Banco Bilbao Vizcaya Argentaria SA . .    116,310   1,170,814
Banco Santander Central
  Hispanoamericano SA. . . . . . . . .    152,229   1,196,009
                                                   ----------
                                                    2,366,823
                                                   ----------

BUILDING & CONSTRUCTION (0.1%)
Acciona SA . . . . . . . . . . . . . .      1,580      75,821
ACS, Actividades de Construccion y
  Servicios SA . . . . . . . . . . . .      2,160      81,356
Fomento De Construcciones Y
  Contrates SA . . . . . . . . . . . .      3,386      86,685
Grupo Ferrovial SA . . . . . . . . . .        757      20,090
                                                   ----------
                                                      263,952
                                                   ----------

COMPUTER SOFTWARE/SERVICES (0.0%)
Terra Networks SA (b). . . . . . . . .     18,393      97,707
                                                   ----------

ENERGY (0.2%)
Repsol SA. . . . . . . . . . . . . . .     36,878     537,084
                                                   ----------

ENGINEERING (0.0%)
Grupo Dragados SA. . . . . . . . . . .      5,009      95,702
                                                   ----------

FOOD PRODUCTS (0.2%)
Altadis SA . . . . . . . . . . . . . .     12,730     328,174
Telepizza SA (b) . . . . . . . . . . .         47          55
                                                   ----------
                                                      328,229
                                                   ----------

HOTELS & LODGING (0.0%)
NH Hoteles SA (b). . . . . . . . . . .      2,634      23,663
                                                   ----------

INSURANCE (0.0%)
Corporacion Mapfre SA. . . . . . . . .         45         422
                                                   ----------

METALS & MINING (0.1%)
Acerinox SA. . . . . . . . . . . . . .      2,919     108,771
                                                   ----------

PHARMACEUTICALS (0.0%)
Zeltia SA. . . . . . . . . . . . . . .      2,221      17,350
                                                   ----------

RAILROADS (0.0%)
Autopistas, Concesionaria Espanola SA.      6,703      87,148
                                                   ----------

REAL ESTATE (0.1%)
Metrovacesa SA . . . . . . . . . . . .      3,107      75,590
Vallehermoso SA. . . . . . . . . . . .      7,621      78,756
                                                   ----------
                                                      154,346
                                                   ----------

RETAIL (0.0%)
Industria de Diseno Textil SA. . . . .      5,278     105,200
                                                   ----------

TELECOMMUNICATIONS (1.0%)
Telefonica SA (b). . . . . . . . . . .    177,222   1,959,998
                                                   ----------

TRAVEL (0.0%)
Amadeus Global Travel Distribution
   SA. . . . . . . . . . . . . . . . .      8,290      41,447
                                                   ----------

UTILITIES (0.5%)
Endesa SA. . . . . . . . . . . . . . .     33,969     481,830
Gas Natural SA . . . . . . . . . . . .      5,125      98,089
Iberdrola SA . . . . . . . . . . . . .     28,572     460,120
Union Electrica Fenosa SA. . . . . . .      9,434     131,288
                                                   ----------
                                                    1,171,327
                                                   ----------
                                                    7,374,412
                                                   ----------

-------------------------------------------------------------
SWEDEN (2.2%)

AIRLINES (0.0%)
SAS AB (b) . . . . . . . . . . . . . .     18,668      89,464
                                                   ----------

AUTOMOTIVE (0.1%)
Volvo AB - A Shares. . . . . . . . . .        506       9,712
Volvo AB - B Shares. . . . . . . . . .      6,769     135,302
                                                   ----------
                                                      145,014
                                                   ----------

BANKS (0.5%)
Nordea AB. . . . . . . . . . . . . . .     80,233     425,701
Skandiaviska Enskilda Banken AB. . . .     20,121     209,089
Svenska Handelsbanken AB . . . . . . .     25,914     411,851
                                                   ----------
                                                    1,046,641
                                                   ----------

BUILDING & CONSTRUCTION (0.1%)
Assa Abloy AB. . . . . . . . . . . . .     19,543     186,358
Skanska AB . . . . . . . . . . . . . .      7,185      41,548
                                                   ----------
                                                      227,906
                                                   ----------

COMMERCIAL SERVICES (0.1%)
Securitas AB . . . . . . . . . . . . .     20,810     244,234
                                                   ----------

HOUSEHOLD PRODUCTS (0.1%)
Electrolux AB. . . . . . . . . . . . .     11,638     218,398
                                                   ----------

INDUSTRIAL (0.2%)
Atlas Copca AB . . . . . . . . . . . .      6,709     162,810
Sandvik AB . . . . . . . . . . . . . .     11,148     283,480
Trelleborg AB - B Shares . . . . . . .      2,922      27,864
                                                   ----------
                                                      474,154
                                                   ----------

INSURANCE (0.1%)
Skandia Forsakrings AB . . . . . . . .     41,183     119,828
                                                   ----------

METALS (0.1%)
S.K.F. AB. . . . . . . . . . . . . . .      4,185     121,257
                                                   ----------

--------------------------------------------------------------------------------
70 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT       VALUE
-------------------------------------------------------------
SWEDEN (continued)

PAPER PRODUCTS (0.1%)
Billerud. . . . . . . . . . . . . . .        297  $     3,940
Svenska Cellusoa. . . . . . . . . . .      9,215      312,059
                                                  -----------
                                                      315,999
                                                  -----------

PRINTING & PUBLISHING (0.0%)
Eniro AB. . . . . . . . . . . . . . .      9,694       74,071
                                                  -----------

REAL ESTATE (0.0%)
Drott AB. . . . . . . . . . . . . . .      1,222       12,923
                                                  -----------

RETAIL (0.2%)
Hennes & Mauritz AB . . . . . . . . .     17,744      394,808
                                                  -----------

TELECOMMUNICATIONS (0.4%)
Ericsson SA (b) . . . . . . . . . . .    599,128      545,681
Tele2 AB (b). . . . . . . . . . . . .      3,157      105,366
Telia AB. . . . . . . . . . . . . . .     73,817      262,610
                                                  -----------
                                                      913,657
                                                  -----------

TELEVISION (0.1%)
Modern Times Group AB Class B (b) . .     10,911      122,053
                                                  -----------

TOBACCO (0.1%)
Swedish Match AB. . . . . . . . . . .     24,128      178,459
                                                  -----------
                                                    4,698,866
                                                  -----------

-------------------------------------------------------------
SWITZERLAND (7.0%)

AEROSPACE/DEFENSE (0.0%)
Unaxis Holdings AG. . . . . . . . . .          4          319
                                                  -----------

BANKS (0.6%)
Credit Suisse Group (b) . . . . . . .     50,789    1,213,274
                                                  -----------

BUILDING & CONSTRUCTION (0.1%)
Holcim Ltd. . . . . . . . . . . . . .      1,032      193,647
                                                  -----------

CHEMICALS (0.3%)
Ciba Specialty Chemicals AG,
  Registered (b). . . . . . . . . . .      3,512      242,627
Clariant AG . . . . . . . . . . . . .      5,644       63,044
Lonza Group AG. . . . . . . . . . . .      1,726      104,797
Syngenta AG . . . . . . . . . . . . .      5,035      259,861
                                                  -----------
                                                      670,329
                                                  -----------

COMMERCIAL SERVICES (0.1%)
Adecco SA . . . . . . . . . . . . . .      6,317      242,191
SGS Societe Generale de Surveillance
  Holdings SA . . . . . . . . . . . .        126       44,081
                                                  -----------
                                                      286,272
                                                  -----------

COMPUTERS (0.0%)
Logitech International SA (b) . . . .      2,026       74,688
                                                  -----------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.1%)
ABB Ltd. (b). . . . . . . . . . . . .     45,028      138,440
                                                  -----------

FOOD PRODUCTS (1.5%)
Nestle SA . . . . . . . . . . . . . .     16,319    3,326,849
                                                  -----------

INSURANCE (0.7%)
Swiss Re. . . . . . . . . . . . . . .     13,828      903,312
Zurich Financial Services AG. . . . .      5,479      577,672
                                                  -----------
                                                    1,480,984
                                                  -----------

MANUFACTURING (0.0%)
Sulzer AG . . . . . . . . . . . . . .         87       10,728
                                                  -----------

MEDICAL PRODUCTS (0.1%)
Nobel Biocare Holding AG. . . . . . .        538       29,750
Sulzer Medica AG (b). . . . . . . . .        568      124,170
                                                  -----------
                                                      153,920
                                                  -----------

METALS (0.0%)
Sythes-Stratec, Inc.. . . . . . . . .         69       43,497
                                                  -----------

PHARMACEUTICALS (3.1%)
Givaudan. . . . . . . . . . . . . . .        404      156,381
Novartis AG . . . . . . . . . . . . .    112,602    4,441,648
Roche Holding AG. . . . . . . . . . .        650       66,855
Roche Holding AG Genusscheine . . . .     29,275    1,862,739
Serono SA . . . . . . . . . . . . . .        243      131,865
                                                  -----------
                                                    6,659,488
                                                  -----------

RETAIL (0.2%)
Compagnie Finance Richemont AG. . . .     17,545      259,365
Swatch Group AG . . . . . . . . . . .      1,107       93,046
Swatch Group AG - B Shares. . . . . .        372        6,377
                                                  -----------
                                                      358,788
                                                  -----------

TELECOMMUNICATIONS (0.2%)
Kudelski SA (b) . . . . . . . . . . .      1,165       20,142
Swisscom AG . . . . . . . . . . . . .      1,085      335,588
                                                  -----------
                                                      355,730
                                                  -----------
                                                   14,966,953
                                                  -----------

-------------------------------------------------------------
UNITED KINGDOM (27.5%)

ADVERTISING (0.2%)
Aegis Group PLC . . . . . . . . . . .     82,273       96,318
WPP Group PLC . . . . . . . . . . . .     47,453      337,686
                                                  -----------
                                                      434,004
                                                  -----------

AEROSPACE/DEFENSE (0.1%)
British Aerospace PLC . . . . . . . .    107,663      218,532
                                                  -----------

AIRLINES (0.2%)
BAA PLC . . . . . . . . . . . . . . .     45,246      349,279
British Airways PLC (b) . . . . . . .     36,185       73,158
                                                  -----------
                                                      422,437
                                                  -----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 71

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                     SHARES OR
                                     PRINCIPAL
                                      AMOUNT       VALUE
-----------------------------------------------------------
UNITED KINGDOM (continued)

AUTOMOTIVE (0.1%)
GKN PLC . . . . . . . . . . . . . .     43,977  $   144,790
Rolls-Royce PLC . . . . . . . . . .     80,494      116,749
                                                -----------
                                                    261,539
                                                -----------

BANKS (6.3%)
Barclays PLC. . . . . . . . . . . .    249,438    1,723,226
HBOS PLC. . . . . . . . . . . . . .    143,882    1,685,602
HSBC Holdings PLC . . . . . . . . .    387,699    4,247,632
HSBC Holdings PLC - ADR . . . . . .      5,600      306,264
MAN Group PLC . . . . . . . . . . .     12,009      202,490
Royal Bank of Scotland Group PLC. .    105,410    2,764,618
UBS AG. . . . . . . . . . . . . . .     51,951    2,464,828
                                                -----------
                                                 13,394,660
                                                -----------

BREWERY (0.2%)
SABMiller PLC . . . . . . . . . . .     32,973      227,133
Scottish & Newcastle PLC. . . . . .     35,614      203,489
                                                -----------
                                                    430,622
                                                -----------

BUILDING & CONSTRUCTION (0.4%)
Berkeley Group PLC. . . . . . . . .      1,941       19,378
BICC Group PLC. . . . . . . . . . .      1,799        5,154
BPB PLC . . . . . . . . . . . . . .     14,455       71,618
George Wimpey PLC . . . . . . . . .     20,314       81,167
Hanson PLC. . . . . . . . . . . . .     34,580      193,713
Kingfisher PLC. . . . . . . . . . .    112,816      440,854
Pilkington PLC. . . . . . . . . . .     17,134       16,704
RMC Group PLC . . . . . . . . . . .      7,113       45,473
Taylor Woodrow PLC. . . . . . . . .      8,517       26,680
                                                -----------
                                                    900,741
                                                -----------

CHEMICALS (0.1%)
BOC Group PLC . . . . . . . . . . .     15,238      192,155
Imperial Chemical Industries PLC. .     57,188      118,592
                                                -----------
                                                    310,747
                                                -----------

COMMERCIAL SERVICES (0.2%)
Brambles Industries PLC . . . . . .     25,696       76,388
Capita Group PLC. . . . . . . . . .     31,853      129,054
Chubb PLC . . . . . . . . . . . . .      4,196        4,476
Rentokil Initial PLC. . . . . . . .     76,999      230,130
                                                -----------
                                                    440,048
                                                -----------

COMPUTER SOFTWARE/SERVICES (0.1%)
Hays PLC. . . . . . . . . . . . . .     58,383       77,914
Logica PLC. . . . . . . . . . . . .     20,841       36,807
Mysis PLC . . . . . . . . . . . . .     22,809       69,810
The Sage Group PLC. . . . . . . . .     42,380       93,981
                                                -----------
                                                    278,512
                                                -----------

CONSUMER PRODUCTS (0.2%)
Reckitt Benckiser PLC . . . . . . .     24,151      425,944
                                                -----------

DIVERSIFIED (0.0%)
Serco Group PLC . . . . . . . . . .      6,016       14,490
                                                -----------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.4%)
Electrocomponents PLC . . . . . . .     19,130       95,545
National Grid Group PLC . . . . . .    114,516      752,234
                                                -----------
                                                    847,779
                                                -----------

ENERGY (4.0%)
BG PLC. . . . . . . . . . . . . . .    145,784      583,081
BP Amoco PLC. . . . . . . . . . . .    866,902    5,493,610
BP PLC ADR. . . . . . . . . . . . .        100        3,854
Shell Transportation & Trading Co.
  PLC . . . . . . . . . . . . . . .    370,605    2,219,717
                                                -----------
                                                  8,300,262
                                                -----------

ENGINEERING (0.0%)
AMEC PLC. . . . . . . . . . . . . .     10,663       39,538
Barratt Developments PLC. . . . . .      4,909       32,795
                                                -----------
                                                     72,333
                                                -----------

ENTERTAINMENT (0.5%)
British Sky Broadcasting Group
  PLC (b) . . . . . . . . . . . . .     45,117      467,623
Carlton Communications PLC. . . . .     22,876       38,390
Carnival PLC. . . . . . . . . . . .      7,712      192,532
EMI Group PLC . . . . . . . . . . .     30,166       57,855
Hilton Group PLC. . . . . . . . . .     71,547      174,955
Rank Group PLC. . . . . . . . . . .     36,347      140,436
                                                -----------
                                                  1,071,791
                                                -----------

FINANCIAL SERVICES (0.8%)
3I Group PLC. . . . . . . . . . . .     22,117      164,371
Amvescap PLC. . . . . . . . . . . .     31,254      169,836
Close Brothers Group PLC. . . . . .        318        2,741
Lloyds TSB Group PLC. . . . . . . .    209,066    1,374,984
Provident Financial PLC . . . . . .      7,044       64,621
                                                -----------
                                                  1,776,553
                                                -----------

FOOD PRODUCTS (2.0%)
Cadbury Schweppes PLC . . . . . . .     80,610      448,990
Diageo PLC. . . . . . . . . . . . .    119,411    1,324,489
Granada Compass PLC . . . . . . . .    139,181      151,819
J Sainsbury PLC . . . . . . . . . .     56,378      213,101
Safeway PLC . . . . . . . . . . . .     49,931      217,062
Tate & Lyle PLC . . . . . . . . . .     15,775       74,881
Tesco PLC . . . . . . . . . . . . .    267,861      847,656
Unilever PLC. . . . . . . . . . . .    103,263    1,014,997
                                                -----------
                                                  4,292,995
                                                -----------

--------------------------------------------------------------------------------
72 SEMIANNUAL REPORT 2003

COMMON  STOCKS  (CONTINUED)

                                       SHARES OR
                                       PRINCIPAL
                                        AMOUNT      VALUE
------------------------------------------------------------
UNITED KINGDOM (continued)

HEALTHCARE (1.3%)
AstraZeneca Group PLC . . . . . . . .     66,011  $2,590,077
Celltech Group PLC (b). . . . . . . .      8,733      35,661
Kidde PLC . . . . . . . . . . . . . .        166         191
Smith & Nephew PLC. . . . . . . . . .     41,430     276,284
                                                  ----------
                                                   2,902,213
                                                  ----------

HOTELS & MOTELS (0.1%)
InterContinental Hotels Group PLC (b)     28,281     171,757
                                                  ----------

IMPORT/EXPORT (0.1%)
Wolseley PLC. . . . . . . . . . . . .     22,027     212,988
                                                  ----------

INDUSTRIAL (0.2%)
BBA Group PLC . . . . . . . . . . . .      9,340      28,997
FKI PLC . . . . . . . . . . . . . . .     23,601      28,007
IMI PLC . . . . . . . . . . . . . . .     16,482      72,310
Invensys PLC. . . . . . . . . . . . .    251,328      59,249
Smiths Industries PLC . . . . . . . .     26,217     280,319
                                                  ----------
                                                     468,882
                                                  ----------

INSURANCE (0.7%)
CGNU PLC. . . . . . . . . . . . . . .     81,343     572,029
Legal & General Group PLC . . . . . .    271,046     335,729
Prudential PLC. . . . . . . . . . . .     80,863     494,987
Royal & Sun Alliance Insurance
  Group PLC . . . . . . . . . . . . .     55,179      96,347
                                                  ----------
                                                   1,499,092
                                                  ----------

INVESTMENT COMPANY (0.0%)
Schroders PLC . . . . . . . . . . . .         82         797
                                                  ----------

MEDICAL PRODUCTS (0.1%)
Amersham PLC. . . . . . . . . . . . .     33,924     243,850
SSL International PLC . . . . . . . .      5,503      18,734
                                                  ----------
                                                     262,584
                                                  ----------

METALS & MINING (0.7%)
BHP Billiton PLC. . . . . . . . . . .     85,175     435,619
Corus Group PLC (b) . . . . . . . . .    334,256      73,990
Johnson Matthey PLC . . . . . . . . .      7,976     106,252
Rio Tinto PLC . . . . . . . . . . . .     43,781     836,877
                                                  ----------
                                                   1,452,738
                                                  ----------

PAPER PRODUCTS (0.1%)
Bunzl PLC . . . . . . . . . . . . . .     25,195     181,407
Rexam PLC . . . . . . . . . . . . . .     18,024     112,635
                                                  ----------
                                                     294,042
                                                  ----------

PHARMACEUTICALS (2.2%)
Glaxosmithkline PLC . . . . . . . . .    233,108   4,671,962
                                                  ----------

PRINTING & PUBLISHING (0.5%)
Daily Mail & General Trust. . . . . .      5,571      48,125
Pearson PLC . . . . . . . . . . . . .     33,347     277,943
Reed International PLC. . . . . . . .     55,296     441,000
Reuters Group PLC . . . . . . . . . .     64,679     139,554
United Business Media PLC . . . . . .     16,557      66,156
                                                     972,778
                                                  ----------

RAILROADS (0.0%)
FirstGroup PLC. . . . . . . . . . . .      2,028       7,779
                                                  ----------

REAL ESTATE (0.2%)
British Land Co. PLC. . . . . . . . .     24,900     162,369
Canary Wharf Group PLC. . . . . . . .      9,241      24,074
Great Portland Estates PLC. . . . . .     11,394      39,970
Hammerson PLC . . . . . . . . . . . .     11,889      86,457
Land Securities Group PLC . . . . . .     14,619     176,872
Slough Estates PLC. . . . . . . . . .      3,995      20,225
                                                  ----------
                                                     509,967
                                                  ----------

RESTAURANTS (0.2%)
Compass Group PLC . . . . . . . . . .     72,448     333,476
Whitbread PLC . . . . . . . . . . . .     15,183     150,329
                                                  ----------
                                                     483,805
                                                  ----------

RETAIL (0.8%)
Boots Group PLC . . . . . . . . . . .     38,434     351,670
Dixons Group PLC. . . . . . . . . . .     98,576     175,273
Great Universal Stores PLC. . . . . .     34,852     322,098
Marks & Spencer PLC . . . . . . . . .     85,823     399,841
Mitchells & Butlers PLC (b) . . . . .     28,281      95,823
Next PLC. . . . . . . . . . . . . . .     14,115     212,847
Signet Group PLC. . . . . . . . . . .     49,712      66,740
                                                  ----------
                                                   1,624,292
                                                  ----------

SEMICONDUCTORS (0.0%)
Arm Holdings PLC (b). . . . . . . . .     62,136      63,558
                                                  ----------

TELECOMMUNICATIONS (3.0%)
BT Group PLC. . . . . . . . . . . . .    324,831     930,596
Cable & Wireless PLC. . . . . . . . .    101,048     121,529
Vodafone Group PLC. . . . . . . . . .  2,645,621   5,222,028
                                                  ----------
                                                   6,274,153
                                                  ----------

TOBACCO (0.5%)
British American Tobacco PLC. . . . .     59,140     567,124
Imperial Tobacco Group PLC. . . . . .     30,818     515,698
                                                  ----------
                                                   1,082,822
                                                  ----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 73

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT       VALUE
---------------------------------------------------------------
UNITED KINGDOM (continued)

TRANSPORTATION (0.1%)
Associated British Ports Holdings PLC.      4,727  $     29,653
Exel PLC . . . . . . . . . . . . . . .     14,569       139,710
Peninsular & Oriental Steam
  Navigation Co. . . . . . . . . . . .     12,645        39,005
Stagecoach Group PLC . . . . . . . . .     85,328        60,005
                                                   ------------
                                                        268,373
                                                   ------------

UTILITIES (0.8%)
Centrica PLC . . . . . . . . . . . . .    173,880       462,015
International Power PLC (b). . . . . .     37,603        67,311
Scottish & Southern Energy PLC . . . .     29,498       303,144
Scottish Power PLC . . . . . . . . . .     81,399       505,747
Severn Trent PLC . . . . . . . . . . .     16,164       184,714
United Utilities PLC . . . . . . . . .     24,578       236,084
                                                   ------------
                                                      1,759,015
                                                   ------------

WATER/SEWER (0.1%)
AWG plc (b). . . . . . . . . . . . . .     11,597        99,254
Kelda Group PLC. . . . . . . . . . . .     17,460       114,831
                                                   ------------
                                                        214,085
                                                   ------------
                                                     59,091,671
                                                   ------------

TOTAL COMMON STOCKS                                 203,201,197
                                                   ------------

PREFERRED  STOCKS  (0.3%)
------------------------------------------------------------
AUSTRALIA (0.2%)

MULTI-MEDIA (0.2%)
The News Corp. Ltd.. . . . . . . .      70,701       417,503
                                                ------------

------------------------------------------------------------
GERMANY (0.1%)

AUTOMOTIVE (0.0%)
Volkswagen AG. . . . . . . . . . .       2,726        69,058
                                                ------------

COSMETICS & TOILETRIES (0.1%)
Wella AG . . . . . . . . . . . . .       1,148        85,069
                                                ------------

UTILITIES (0.0%)
RWE AG . . . . . . . . . . . . . .          23           560
                                                ------------
                                                     154,687
                                                ------------

TOTAL PREFERRED STOCKS                               572,190
                                                ------------

RIGHTS (0.0%)
------------------------------------------------------------
SWEDEN (0.0%)

PRINTING & PUBLISHING (0.0%)
Eniro AB, Expires 5/9/03 . . . . .       9,694         1,037
                                                ------------

TOTAL RIGHTS                                           1,037
                                                ------------

U.S. GOVERNMENT OBLIGATIONS (0.7%)
------------------------------------------------------------
U.S.TREASURY BILLS (0.7%)
  1.12%, 6/19/03 (c) . . . . . . .  $1,600,000  $  1,597,527
                                                ------------

TOTAL U.S. GOVERNMENT OBLIGATIONS                  1,597,527
                                                ------------

TOTAL INVESTMENTS (COST
  $215,079,339) (A) - 95.5%                      205,371,951

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 4.5%                               9,708,330
                                                ------------

NET ASSETS - 100.0%                             $215,080,281
                                                ------------
                                                ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.
(c)  Pledged  as  collateral  for  futures.
ADR  American  Depositary  Receipt

At  April  30,  2003,  the  Fund's  forward  currency contracts were as follows:

                                                     UNREALIZED
                 DELIVERY   CONTRACT     MARKET     APPRECIATION
CURRENCY           DATE      VALUE       VALUE     (DEPRECIATION)
-----------------------------------------------------------------
SHORT:
British Pound .   5/23/03  $  613,981  $  622,397  $      (8,416)
Euro. . . . . .   5/23/03   1,776,860   1,800,569        (23,709)
Japanese Yen. .   5/23/03     443,426     444,858         (1,432)
Swiss Franc . .   5/23/03     392,173     394,819         (2,646)
                           --------------------------------------
TOTAL SHORT                $3,226,440  $3,262,643  $     (36,203)
CONTRACTS
                           --------------------------------------
LONG:
British Pound .   5/23/03  $2,972,925  $2,992,293  $      19,368
Euro. . . . . .   5/23/03   3,342,785   3,400,456         57,671
Japanese Yen. .   5/23/03     208,789     209,838          1,049
Swiss Franc . .   5/23/03     620,128     627,283          7,155
                           --------------------------------------
TOTAL LONG                 $7,144,627  $7,229,870  $      85,243
CONTRACTS
                           --------------------------------------
TOTAL CONTRACTS                                    $      49,040
                           --------------------------------------
                           --------------------------------------

At  April  30,  2003,  the  Fund's  open long futures contracts were as follows:


                                                     MARKET
                                                      VALUE       UNREALIZED
           NUMBER OF       LONG                    COVERED BY    APPRECIATION
           CONTRACTS     CONTRACTS     EXPIRATION   CONTRACTS   (DEPRECIATION)
------------------------------------------------------------------------------
Australia          1  S&P 200 Index       6/20/03  $    46,666  $        (407)
Europe. .        193  DJ Euro Stoxx 50    6/20/03    8,387,322        (32,904)
Hong Kong          7  Hang Seng Index     5/29/03      389,669         15,427
Japan . .         22  Topix Index         6/12/03    1,454,553        (16,261)
United
Kingdom .         44  FTSE 100 Index      6/20/03    2,798,973        (11,859)
                                                  ----------------------------
                                                   $13,077,183  $     (46,004)
                                                  ----------------------------
                                                  ----------------------------

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
74 SEMIANNUAL REPORT 2003

NATIONWIDE  BOND  INDEX  FUND

Class  A  Shares  symbol:  NBXAX
Class  B  Shares  symbol:  NBXBX
Institutional  Class  symbol:  NBXIX

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 3.83%* versus 4.31% for its benchmark, the Lehman Brothers U.S. Aggregate Bond Index.

For broader comparison, the average return for this Fund's peer category (Intermediate Investment Grade Debt Funds) was 4.82%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MACROECONOMIC  FACTORS  INFLUENCED  PERFORMANCE?

The fixed-income markets showed strength during the period. Weakness in the equity markets, the war in Iraq and the relative stability of interest rates led to positive returns for the Index and the Fund. The first quarter of 2003 was the 13th consecutive quarter of such performance.

LIST  THE  TOP-PERFORMING  AND  WORST-PERFORMING  SECTORS  AND  BONDS.

The credit sector produced a total return of 8.77%, the best sector performance for the period. The primary contributor to this performance was credit spread tightening, which occurred despite the volatility and weakness in the equity market-an uncharacteristic de-linking of performance between these two markets. We attribute this to strengthening corporate balance sheets, a slowdown in credit ratings downgrades and the lack of high-profile "events," such as the Enron scandal.

The government bond sector posted a total return of 3.10%. Interest rates traded within a fairly tight range but finished lower across the yield curve, which steepened during the period as short-term interest rates fell more than longer-term rates. Coupon return contributed most significantly to the total return of government bonds, while price appreciation/depreciation contributed little.

The mortgage-backed securities (MBS) sector of the Index had the weakest, albeit positive, return with 2.33%. As refinancings continued at a frenetic pace during the period, an overabundance of prepayments caused the sector to have the lowest return relative to its counterparts.

WHAT  IS  THE  OUTLOOK  FOR  THIS  FUND?

We will continue to use our stratified sampling investment process, which enables us to replicate the returns of the Index while maintaining liquidity and minimizing transaction costs. We face two major challenges in the future-maintaining an appropriate exposure in MBSs and sustaining optimal diversification in corporate bonds. Refinancing activity reduced the effective duration of the MBS component of the Index from 2.8 years in June 2002 to just over one year by April 2003. We have increased our diversification in corporate bonds in response to this sector's prevailing difficult conditions during the past two years. We have decreased our concentrations in individual issuers, especially in the lower end of the investment-grade market.

PORTFOLIO  MANAGER:  Fund  Asset  Management,  L.P.  -  Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $340,743,449
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                                 1 YR.   5 YR.   INCEPTION1
-----------------------------------------------------------
Class A. . . . . . .  w/o SC2    9.86%   7.07%        7.79%
-----------------------------------------------------------
                      w/SC3      3.51%   5.80%        6.75%
-----------------------------------------------------------
Class B4 . . . . . .  w/o SC2    9.20%   6.87%        7.63%
-----------------------------------------------------------
                      w/SC5      4.20%   6.56%        7.63%
Institutional Class6            10.29%   7.39%        8.06%
-----------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1 Commenced operations on December 29, 1999 and from that date until October 15, 2001, the Fund invested all of its assets in the Master Aggregate Bond Index Series (the Series). The returns shown above include the performance of the Series from its inception on April 3, 1997 through December 29, 1999 and are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower.
2    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
3    A  5.75%  front-end  sales  charge  was  deducted.
4 These returns include performance based on Class A shares, which was achieved prior to the creation of Class B shares (10/12/01). These returns have been restated for sales charges but not for fees applicable to Class B shares, which include a 1.00% 12b-1 fee. Had Class B been in existence for the time periods presented, the performance of Class B would have been lower as a result of the additional expense.
5 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
6    Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                        LB
            CLASS     AGGREGATE
DATE          A         BOND       CPI
------------------------------------------
4/3/1997 .   9,425     10,000     10,000
10/31/1997  10,197     10,869     10,100
10/31/1998  11,182     11,883     10,250
10/31/1999  11,227     11,945     10,513
10/31/2000  11,831     12,817     10,875
10/31/2001  13,634     14,682     11,106
10/31/2002  14,323     15,548     11,331
4/30/2003.  14,872     16,219     11,591

Comparative performance of $10,000 invested in Class A shares of the Nationwide Bond Index Fund, the Lehman Brothers U.S. Aggregate Bond Index (LB Aggregate
Bond)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 75

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

NATIONWIDE  BOND  INDEX  FUND

U.S.  GOVERNMENT  AND  AGENCY  LONG-TERM  OBLIGATIONS  (68.3%)

                                      PRINCIPAL
                                        AMOUNT      VALUE
------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (34.0%)
5.75%, 07/15/03. . . . . . . . . . .  $3,155,000  $3,184,701
7.18%, 06/27/06. . . . . . . . . . .      55,000      63,412
4.88%, 03/15/07. . . . . . . . . . .   4,455,000   4,831,987
5.13%, 07/15/12. . . . . . . . . . .   2,625,000   2,818,691
6.75%, 09/15/29. . . . . . . . . . .     945,000   1,144,964
6.25%, 07/15/32. . . . . . . . . . .   1,435,000   1,655,145
Gold, Pool #G10940, 6.50%, 11/01/11.     196,496     208,182
Gold, Pool #E00507, 7.50%, 09/01/12.      30,824      33,085
Gold, Pool #E72896, 7.00%, 10/01/13.     172,627     184,536
Gold, Pool #G11001, 6.50%, 03/01/15.     443,896     468,959
Gold, Pool #G11003, 7.50%, 04/01/15.      35,423      38,010
Gold, Pool #G11164, 7.00%, 05/01/15.     122,213     130,647
Gold, Pool #E81396, 7.00%, 10/01/15.      41,504      44,364
Gold, Pool #E81394, 7.50%, 10/01/15.     172,262     184,816
Gold, Pool #E84097, 6.50%, 12/01/15.      73,114      77,222
Gold, Pool #E82132, 7.00%, 01/01/16.      52,781      56,418
Gold, Pool #E00938, 7.00%, 01/01/16.     330,000     352,742
Gold, Pool #E82815, 6.00%, 03/01/16.     194,129     202,923
Gold, Pool #E83231, 6.00%, 04/01/16.     104,852     109,569
Gold, Pool #E83233, 6.00%, 04/01/16.     243,254     254,197
Gold, Pool #E83046, 7.00%, 04/01/16.      38,253      40,889
Gold, Pool #E00975, 6.00%, 05/01/16.     983,214   1,027,445
Gold, Pool #E83355, 6.00%, 05/01/16.     266,591     278,584
Gold, Pool #E83933, 6.50%, 05/01/16.      39,992      42,227
Gold, Pool #G11122, 6.50%, 05/01/16.     184,769     195,153
Gold, Pool #E00985, 6.00%, 06/01/16.     214,384     224,028
Gold, Pool #E84236, 6.50%, 06/01/16.     150,211     158,607
Gold, Pool #E00996, 6.50%, 07/01/16.      51,544      54,425
Gold, Pool #E84912, 6.50%, 08/01/16.     199,242     210,378
Gold, Pool #E85387, 6.00%, 09/01/16.     595,742     622,542
Gold, Pool #E85800, 6.50%, 10/01/16.      81,996      86,579
Gold, Pool #E86183, 6.00%, 11/01/16.      49,931      52,178
Gold, Pool #E11207, 7.00%, 11/01/16.     257,933     275,709
Gold, Pool #E01083, 7.00%, 11/01/16.      75,968      81,192
Gold, Pool #E86533, 6.00%, 12/01/16.     163,386     170,736
Gold, Pool #E87584, 6.00%, 01/01/17.     182,135     190,328
Gold, Pool #C01095, 6.00%, 01/01/17.     164,714     172,124
Gold, Pool #E87446, 6.50%, 01/01/17.      73,887      78,012
Gold, Pool #E88076, 6.00%, 02/01/17.     105,973     110,723
Gold, Pool #E88106, 6.50%, 02/01/17.     560,890     592,200
Gold, Pool #C88134, 6.00%, 03/01/17.      59,102      61,751
Gold, Pool #E88474, 6.00%, 03/01/17.     328,345     343,060
Gold, Pool #E01137, 6.00%, 03/01/17.     244,625     255,588
Gold, Pool #C88768, 6.00%, 03/01/17.     469,124     490,228
Gold, Pool #C01138, 6.50%, 03/01/17.     127,177     134,276
Gold, Pool #E89217, 6.00%, 04/01/17.     132,204     138,129
Gold, Pool #E89347, 6.00%, 04/01/17.      64,674      67,572
Gold, Pool #E89496, 6.00%, 04/01/17.     229,645     239,937
Gold, Pool #C01139, 6.00%, 04/01/17.     358,511     374,578
Gold, Pool #E88729, 6.00%, 04/01/17.     289,972     302,967
Gold, Pool #E89151, 6.00%, 04/01/17.     128,416     134,171
Gold, Pool #E89149, 6.00%, 04/01/17.     449,260     469,394
Gold, Pool #E89203, 6.50%, 04/01/17.     120,811     127,555
Gold, Pool #E89542, 5.50%, 05/01/17.   3,927,911   4,084,093
Gold, Pool #E89788, 6.00%, 05/01/17.     149,811     156,524
Gold, Pool #E89909, 6.00%, 05/01/17.     258,991     270,598
Gold, Pool #C01156, 6.50%, 05/01/17.     340,670     359,687
Gold, Pool #C90225, 5.50%, 06/01/17.     302,720     314,757
Gold, Pool #E90194, 6.00%, 06/01/17.     294,971     308,190
Gold, Pool #C90313, 6.00%, 06/01/17.     131,286     137,169
Gold, Pool #E90227, 6.00%, 06/01/17.     198,933     207,849
Gold, Pool #C90667, 6.00%, 07/01/17.     149,173     155,859
Gold, Pool #E90878, 5.50%, 08/01/17.     184,062     191,381
Gold, Pool #C01205, 6.50%, 08/01/17.     231,284     244,195
Gold, Pool #E91126, 5.50%, 09/01/17.     695,880     723,549
Gold, Pool #E92462, 5.50%, 11/01/17.     281,558     292,753
Gold, Pool #E94296, 5.50%, 01/01/18.     265,482     276,051
Gold, Pool #E01311, 5.50%, 02/01/18.     195,973     203,766
Gold, Pool #C00351, 8.00%, 07/01/24.      22,992      25,074
Gold, Pool #D60780, 8.00%, 06/01/25.      38,023      41,426
Gold, Pool #D82854, 7.00%, 10/01/27.      91,330      96,533
Gold, Pool #C00566, 7.50%, 12/01/27.     127,040     135,899
Gold, Pool #C16221, 7.00%, 10/01/28.      10,305      10,881
Gold, Pool #C18271, 7.00%, 11/01/28.     119,342     126,016
Gold, Pool #C00182, 7.00%, 11/01/28.     173,899     183,624
Gold, Pool #C24416, 8.50%, 02/01/29.      17,377      18,719
Gold, Pool #C22939, 6.00%, 03/01/29.     328,321     342,325
Gold, Pool #C00836, 7.00%, 07/01/29.      95,933     101,239
Gold, Pool #C30265, 6.50%, 08/01/29.     354,104     369,958
Gold, Pool #C31282, 7.00%, 09/01/29.      44,566      47,031
Gold, Pool #C31285, 7.00%, 09/01/29.     287,152     303,034
Gold, Pool #C32914, 8.00%, 11/01/29.     173,454     187,431
Gold, Pool #C37436, 8.00%, 01/01/30.      92,804     100,282
Gold, Pool #E36306, 7.00%, 02/01/30.     123,299     130,083
Gold, Pool #C36429, 7.00%, 02/01/30.     144,790     152,757
Gold, Pool #C00921, 7.50%, 02/01/30.     116,013     123,822
Gold, Pool #G01108, 7.00%, 04/01/30.      90,883      95,909
Gold, Pool #C37703, 7.50%, 04/01/30.     101,695     108,541
Gold, Pool #G01133, 6.50%, 07/01/30.     634,597     663,185
Gold, Pool #C41561, 8.00%, 08/01/30.      59,794      64,554
Gold, Pool #C41385, 8.00%, 08/01/30.      48,245      52,085
Gold, Pool #C01051, 8.00%, 09/01/30.     300,030     323,912
Gold, Pool #C43550, 7.00%, 10/01/30.     185,873     196,100
Gold, Pool #C44017, 7.50%, 10/01/30.      45,842      48,928
Gold, Pool #C44978, 7.00%, 11/01/30.     113,200     119,428
Gold, Pool #C44535, 7.50%, 11/01/30.     103,095     110,035
Gold, Pool #C44957, 8.00%, 11/01/30.      83,968      90,652
Gold, Pool #C55715, 7.00%, 12/01/30.      69,172      72,978
Gold, Pool #C01103, 7.50%, 12/01/30.     110,824     118,284
Gold, Pool #C46932, 7.50%, 01/01/31.     233,788     249,525
Gold, Pool #C01116, 7.50%, 01/01/31.     124,941     133,351
Gold, Pool #C47287, 7.50%, 02/01/31.     124,920     133,329
Gold, Pool #G01217, 7.00%, 03/01/31.   1,362,701   1,437,683
Gold, Pool #C48851, 7.00%, 03/01/31.     217,537     229,425

--------------------------------------------------------------------------------
76 SEMIANNUAL REPORT 2003

U.S.  GOVERNMENT  AND  AGENCY  LONG-TERM  OBLIGATIONS  (CONTINUED)

                                       PRINCIPAL
                                        AMOUNT        VALUE
---------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
Gold, Pool #C48206, 7.50%, 03/01/31.  $    53,064  $     56,636
Gold, Pool #C52685, 6.50%, 05/01/31.      979,707     1,022,872
Gold, Pool #C01172, 6.50%, 05/01/31.      816,658       852,639
Gold, Pool #C52136, 7.00%, 05/01/31.      297,303       313,550
Gold, Pool #C53589, 6.50%, 06/01/31.      954,279       996,324
Gold, Pool #C53324, 7.00%, 06/01/31.      585,182       617,161
Gold, Pool #C01209, 8.00%, 06/01/31.       80,923        87,364
Gold, Pool #C58454, 7.50%, 07/01/31.       99,890       106,571
Gold, Pool #C55071, 7.50%, 07/01/31.      185,109       197,490
Gold, Pool #G01309, 7.00%, 08/01/31.      441,616       465,749
Gold, Pool #C56769, 8.00%, 08/01/31.      358,179       386,171
Gold, Pool #C58215, 6.50%, 09/01/31.       69,303        72,357
Gold, Pool #C58362, 6.50%, 09/01/31.      421,612       440,188
Gold, Pool #C01220, 6.50%, 09/01/31.      185,684       193,865
Gold, Pool #G01315, 7.00%, 09/01/31.       82,451        86,988
Gold, Pool #G01311, 7.00%, 09/01/31.      193,127       203,753
Gold, Pool #C01222, 7.00%, 09/01/31.      249,032       262,641
Gold, Pool #C01244, 6.50%, 10/01/31.    1,065,815     1,112,774
Gold, Pool #C58647, 7.00%, 10/01/31.       55,592        58,630
Gold, Pool #C58694, 7.00%, 10/01/31.      610,922       644,308
Gold, Pool #C60991, 6.50%, 11/01/31.      190,212       198,593
Gold, Pool #C60012, 7.00%, 11/01/31.      201,591       212,608
Gold, Pool #C61298, 8.00%, 11/01/31.      121,439       130,930
Gold, Pool #C01271, 6.50%, 12/01/31.      248,821       259,784
Gold, Pool #C61105, 7.00%, 12/01/31.      218,204       230,129
Gold, Pool #C01305, 7.50%, 12/01/31.      136,557       145,691
Gold, Pool #C63171, 7.00%, 01/01/32.      254,676       268,593
Gold, Pool #C62218, 7.00%, 01/01/32.      209,499       220,947
Gold, Pool #C01355, 6.50%, 02/01/32.      411,488       429,618
Gold, Pool #C64668, 6.50%, 03/01/32.      317,879       331,897
Gold, Pool #C65466, 6.50%, 03/01/32.    1,270,488     1,326,515
Gold, Pool #C01310, 6.50%, 03/01/32.    3,457,992     3,610,485
Gold, Pool #C01343, 6.50%, 04/01/32.      613,808       640,876
Gold, Pool #C66192, 6.50%, 04/01/32.      224,465       234,364
Gold, Pool #C66191, 6.50%, 04/01/32.      332,889       347,569
Gold, Pool #C66088, 6.50%, 04/01/32.    1,070,093     1,117,283
Gold, Pool #C01345, 7.00%, 04/01/32.      337,177       355,608
Gold, Pool #G01391, 7.00%, 04/01/32.      451,851       476,714
Gold, Pool #C66744, 7.00%, 04/01/32.      238,653       251,698
Gold, Pool #C65717, 7.50%, 04/01/32.      227,917       243,162
Gold, Pool #C01370, 8.00%, 04/01/32.      218,871       235,934
Gold, Pool #C01351, 6.50%, 05/01/32.      741,759       774,469
Gold, Pool #C66919, 6.50%, 05/01/32.      193,710       202,253
Gold, Pool #C67097, 6.50%, 05/01/32.      287,023       299,681
Gold, Pool #C67313, 6.50%, 05/01/32.      285,023       297,592
Gold, Pool #C67259, 7.00%, 05/01/32.      232,528       245,238
Gold, Pool #C72361, 6.50%, 06/01/32.      405,508       423,374
Gold, Pool #C67996, 6.50%, 06/01/32.      234,253       244,584
Gold, Pool #C72497, 6.50%, 06/01/32.      554,928       579,377
Gold, Pool #C01364, 6.50%, 06/01/32.      788,167       822,925
Gold, Pool #C68290, 7.00%, 06/01/32.      235,045       247,893
Gold, Pool #C68307, 8.00%, 06/01/32.      249,636       269,097
Gold, Pool #C71403, 6.50%, 07/01/32.      913,449       953,695
Gold, Pool #G01433, 6.50%, 07/01/32.      518,009       540,852
Gold, Pool #C68988, 7.50%, 07/01/32.      299,632       319,674
Gold, Pool #C74006, 6.50%, 08/01/32.      494,075       515,863
Gold, Pool #G01444, 6.50%, 08/01/32.    1,110,715     1,159,652
Gold, Pool #C01385, 6.50%, 08/01/32.      951,850       993,825
Gold, Pool #C69951, 6.50%, 08/01/32.      721,832       753,663
Gold, Pool #C70211, 7.00%, 08/01/32.      934,326       985,399
Gold, Pool #C01396, 6.50%, 09/01/32.      698,526       729,330
Gold, Pool #C71089, 7.50%, 09/01/32.      377,111       402,335
Gold, Pool #C72160, 7.50%, 10/01/32.      301,665       321,842
Gold, Pool #C73984, 6.50%, 12/01/32.      500,000       522,049
TBA, 5.00%, 05/01/18 (c) . . . . . .    6,095,000     6,281,659
TBA, 5.50%, 05/01/18 (c) . . . . . .      380,000       398,644
TBA, 5.00%, 06/01/18 (c) . . . . . .      915,000       939,591
TBA, 5.50%, 06/01/18 (c) . . . . . .    1,000,000     1,037,188
TBA, 5.00%, 07/01/18 (c) . . . . . .    1,340,000     1,370,988
TBA, 5.50%, 05/01/33 (c) . . . . . .    6,700,000     6,882,160
TBA, 6.00%, 05/01/33 (c) . . . . . .    5,915,000     6,183,020
TBA, 6.50%, 05/01/33 (c) . . . . . .    1,010,000     1,054,503
TBA, 7.00%, 05/01/33 (c) . . . . . .      410,000       432,422
TBA, 5.50%, 06/01/33 (c) . . . . . .    7,744,000     7,920,655
TBA, 6.00%, 06/01/33 (c) . . . . . .   17,832,000    18,495,135
                                                    -----------
                                                    121,565,950
                                                    -----------

---------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (9.5%)
4.63%, 05/15/03. . . . . . . . . . .      520,000       520,699
5.45%, 10/10/03. . . . . . . . . . .       10,000        10,189
6.85%, 04/05/04. . . . . . . . . . .       10,000        10,520
3.50%, 09/15/04. . . . . . . . . . .   11,600,000    11,943,605
5.75%, 02/15/08. . . . . . . . . . .    9,770,000    10,965,027
6.63%, 11/15/10. . . . . . . . . . .    5,000,000     5,898,050
5.50%, 03/15/11. . . . . . . . . . .    1,035,000     1,144,908
5.38%, 11/15/11. . . . . . . . . . .    2,675,000     2,931,080
Pool #560868, 7.50%, 02/01/31. . . .       91,966        98,004
Pool #607559, 6.50%, 11/01/31. . . .       82,337        86,028
Pool #607632, 6.50%, 11/01/31. . . .       40,483        42,297
TBA, 5.00%, 06/01/18 (c) . . . . . .      400,000       410,500
                                                    -----------
                                                     34,060,907
                                                    -----------

---------------------------------------------------------------
FINANCING CORPORATION (0.0%)
9.80%, 11/30/17. . . . . . . . . . .       30,000        45,738
                                                    -----------

---------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (4.6%)
Pool #279461, 9.00%, 11/15/19. . . .       31,674        35,370
Pool #376510, 7.00%, 05/15/24. . . .      110,869       118,357
Pool #780678, 6.50%, 11/15/27. . . .       74,883        79,051
Pool #457801, 7.00%, 08/15/28. . . .      176,396       187,423
Pool #486936, 6.50%, 02/15/29. . . .      148,062       155,883
Pool #490258, 6.50%, 02/15/29. . . .       99,199       104,438
Pool #502969, 6.00%, 03/15/29. . . .      269,873       282,946

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 77

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  BOND  INDEX  FUND  (Continued)

U.S.  GOVERNMENT  AND  AGENCY  LONG-TERM  OBLIGATIONS  (CONTINUED)

                                     PRINCIPAL
                                       AMOUNT        VALUE
-------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
Pool #487053, 7.00%, 03/15/29. . .  $    155,356  $   164,921
Pool #781014, 6.00%, 04/15/29. . .       252,226      264,549
Pool #509099, 7.00%, 06/15/29. . .       215,872      229,162
Pool #434505, 7.50%, 08/15/29. . .        32,560       34,786
Pool #416538, 7.00%, 10/15/29. . .        86,111       91,412
Pool #524269, 8.00%, 11/15/29. . .        91,304       98,850
Pool #781265, 6.50%, 12/15/29. . .       364,795      384,146
Pool #525561, 8.00%, 01/15/30. . .       125,961      136,302
Pool #531352, 7.50%, 09/15/30. . .       178,090      190,202
Pool #507396, 7.50%, 09/15/30. . .       454,082      484,963
Pool #536334, 7.50%, 10/15/30. . .        19,583       20,915
Pool #519020, 7.50%, 11/15/30. . .        69,484       74,209
Pool #540659, 7.00%, 01/15/31. . .        79,305       84,102
Pool #486019, 7.50%, 01/15/31. . .       103,426      110,403
Pool #535388, 7.50%, 01/15/31. . .       123,658      132,001
Pool #537406, 7.50%, 02/15/31. . .        55,544       59,291
Pool #528589, 6.50%, 03/15/31. . .       186,690      196,338
Pool #533723, 7.50%, 04/15/31. . .        97,476      104,052
Pool #544470, 8.00%, 04/15/31. . .       200,943      217,259
Pool #781287, 7.00%, 05/15/31. . .       564,930      599,562
Pool #541499, 6.50%, 07/15/31. . .       252,800      265,865
Pool #781319, 7.00%, 07/15/31. . .       221,016      234,567
Pool #549742, 7.00%, 07/15/31. . .       289,668      307,190
Pool #485879, 7.00%, 08/15/31. . .       301,119      319,335
Pool #781328, 7.00%, 09/15/31. . .       517,331      549,058
Pool #555125, 7.00%, 09/15/31. . .       198,113      210,098
Pool #550991, 6.50%, 10/15/31. . .       240,865      253,313
Pool #485857, 6.50%, 10/15/31. . .       121,216      127,480
Pool #571267, 7.00%, 10/15/31. . .       137,617      145,942
Pool #547948, 6.50%, 11/15/31. . .       199,887      210,217
Pool #568201, 6.50%, 11/15/31. . .       152,842      160,741
Pool #574837, 7.50%, 11/15/31. . .       157,971      168,628
Pool #555171, 6.50%, 12/15/31. . .       129,936      136,651
Pool #427546, 6.50%, 12/15/31. . .       185,168      194,738
Pool #781380, 7.50%, 12/15/31. . .       221,201      236,247
Pool #580972, 6.50%, 02/15/32. . .       213,344      224,346
Pool #579669, 6.50%, 03/15/32. . .       643,182      676,351
Pool #781478, 7.50%, 03/15/32. . .       340,594      363,776
Pool #581925, 6.50%, 05/15/32. . .       179,057      188,291
Pool #569426, 6.50%, 05/15/32. . .       522,878      549,843
Pool #587661, 6.50%, 05/15/32. . .       907,424      954,220
Pool #583942, 6.50%, 06/15/32. . .       821,472      863,836
Pool #583645, 8.00%, 07/15/32. . .       331,542      358,476
Pool #565506, 6.50%, 09/15/32. . .       450,000      473,207
Pool #595077, 6.00%, 10/15/32. . .     1,009,959    1,057,844
Pool #596657, 7.00%, 10/15/32. . .       258,691      274,346
Pool #602102, 6.00%, 02/15/33. . .     1,222,153    1,280,109
TBA, 6.00%, 05/01/33 (c) . . . . .       460,000      480,844
TBA, 6.00%, 06/01/33 (c) . . . . .       420,000      437,850
                                                  -----------
                                                   16,344,302
                                                  -----------

-------------------------------------------------------------
TENNESSEE VALLEY AUTHORITY (0.0%)
6.25%, 12/15/17. . . . . . . . . .        85,000       97,754
                                                  -----------

-------------------------------------------------------------
U.S.TREASURY BONDS (6.5%)
8.75%, 11/15/08. . . . . . . . . .        35,000       36,393
8.75%, 05/15/17. . . . . . . . . .     4,360,000    6,338,521
8.50%, 02/15/20. . . . . . . . . .     2,900,000    4,209,759
8.75%, 08/15/20. . . . . . . . . .       150,000      222,902
6.25%, 08/15/23. . . . . . . . . .     4,825,000    5,714,609
6.38%, 08/15/27. . . . . . . . . .     5,080,000    6,147,394
5.38%, 02/15/31. . . . . . . . . .       635,000      692,894
                                                  -----------
                                                   23,362,472
                                                  -----------

-------------------------------------------------------------
U.S.TREASURY NOTES (13.7%)
4.25%, 05/31/03. . . . . . . . . .     1,070,000    1,072,717
3.63%, 08/31/03. . . . . . . . . .     3,755,000    3,785,509
3.00%, 01/31/04. . . . . . . . . .       335,000      339,685
4.75%, 02/15/04. . . . . . . . . .       630,000      647,916
5.88%, 02/15/04. . . . . . . . . .       100,000      103,738
5.25%, 05/15/04. . . . . . . . . .       695,000      724,130
5.88%, 11/15/04. . . . . . . . . .     5,105,000    5,457,363
1.75%, 12/31/04. . . . . . . . . .     2,270,000    2,284,188
1.63%, 01/31/05. . . . . . . . . .     1,430,000    1,435,418
5.75%, 11/15/05. . . . . . . . . .    17,145,000   18,842,750
4.38%, 05/15/07. . . . . . . . . .     4,305,000    4,619,299
3.25%, 08/15/07. . . . . . . . . .     2,260,000    2,321,621
3.00%, 11/15/07. . . . . . . . . .     1,965,000    1,991,942
4.88%, 02/15/12. . . . . . . . . .     1,000,000    1,084,141
4.38%, 08/15/12. . . . . . . . . .       495,000      516,830
4.00%, 11/15/12. . . . . . . . . .     3,640,000    3,686,494
                                                  -----------
                                                   48,913,741
                                                  -----------

-------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND
AGENCY LONG-TERM OBLIGATIONS . . .                244,390,864
                                                  -----------

CORPORATE BONDS (26.9%)
-------------------------------------------------------------
AEROSPACE (0.7%)
Lockheed Martin Corp., 7.25%,
  05/15/06 . . . . . . . . . . . .       200,000      226,445
Lockheed Martin Corp., 8.50%,
  12/01/29 . . . . . . . . . . . .       200,000      268,317
Northrop Grumman Corp., 7.13%,
  02/15/11 . . . . . . . . . . . .       335,000       92,311
Raytheon Co., 6.30%, 03/15/05. . .       190,000      203,501
Raytheon Co., 6.50%, 07/15/05. . .       135,000      145,759
Raytheon Co., 5.50%, 11/15/12. . .       150,000      155,512
Raytheon Co., 8.20%, 03/01/06. . .       600,000      688,877
United Technologies Corp., 6.35%,
  03/01/11 . . . . . . . . . . . .       225,000      257,556
                                                  -----------
                                                    2,338,278
                                                  -----------

--------------------------------------------------------------------------------
78 SEMIANNUAL REPORT 2003

CORPORATE  BONDS  (CONTINUED)

                                           PRINCIPAL
                                             AMOUNT       VALUE
------------------------------------------------------------------
AIRLINES (0.1%)
Continental Airlines, 6.56%, 02/15/12 . .  $  395,000  $   415,533
Southwest Airlines Corp., 8.00%,
  03/01/05. . . . . . . . . . . . . . . .      40,000       43,395
Southwest Airlines Corp., 7.88%,
  09/01/07. . . . . . . . . . . . . . . .      24,000       27,482
                                                       -----------
                                                           486,410
                                                       -----------

------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.1%)
Delphi Auto Systems Corp., 6.55%,
  06/15/06. . . . . . . . . . . . . . . .     120,000      127,252
Visteon Corp., 8.25%, 08/01/10. . . . . .     150,000      155,891
                                                       -----------
                                                           283,143
                                                       -----------

------------------------------------------------------------------
AUTOMOBILES (0.3%)
DaimlerChrysler, 6.40%, 05/15/06. . . . .     350,000      382,406
DaimlerChrysler, 7.30%, 01/15/12. . . . .     250,000      284,259
Ford Motor Co., 7.45%, 07/16/31 . . . . .     300,000      267,010
                                                       -----------
                                                           933,675
                                                       -----------

------------------------------------------------------------------
BANKING (3.0%)
Anadarko Finance Co., 6.75%, 05/01/11 . .     200,000      229,335
Andina de Fomento Corp., 6.88%,
  03/15/12. . . . . . . . . . . . . . . .     400,000      426,292
Banc One Corp., 7.88%, 08/01/10 . . . . .     100,000      121,950
Bank of America Corp., 5.88%, 02/15/09. .     400,000      446,590
Bank of America Corp., 4.88%, 01/15/13. .     250,000      256,666
Bank of New York Corp., 5.20%,
  07/01/07. . . . . . . . . . . . . . . .      60,000       64,793
Bank One Corp., 6.88%, 08/01/06 . . . . .     115,000      130,152
Bank One Corp., 4.13%, 09/01/07 . . . . .     215,000      223,029
Bank One Corp., 8.00%, 04/29/27 . . . . .     122,000      155,401
BB&T Corp., 6.50%, 08/01/11 . . . . . . .     300,000      341,111
BHP Finance Corp., 6.42%, 03/01/26. . . .     135,000      145,718
BSCH Issuances Ltd., 7.63%, 09/14/10. . .     100,000      117,853
Citigroup Inc., 7.25%, 10/01/10 . . . . .     325,000      385,284
Citigroup, Inc., 5.70%, 02/06/04. . . . .     500,000      516,232
Citigroup, Inc., 6.63%, 06/15/32. . . . .     265,000      299,198
Deutsche Bank Financial, 7.50%,
  04/25/09. . . . . . . . . . . . . . . .     100,000      117,898
First Union Corp., 7.55%, 08/18/05. . . .     540,000      606,187
Firstbank Puerto Rico Corp., 7.63%,
  12/20/05. . . . . . . . . . . . . . . .     100,000      104,755
Fleet Boston Financial Corp., 7.25%,
  09/15/05. . . . . . . . . . . . . . . .     250,000      278,655
Fleet Boston Financial Corp., 3.85%,
  02/15/08. . . . . . . . . . . . . . . .     250,000      254,186
Fleet Boston Financial Corp., 4.20%,
  11/30/07. . . . . . . . . . . . . . . .     300,000      310,572
HSBC Holdings PLC, 7.50%, 07/15/09. . . .     255,000      303,662
Inter-American Development Bank,
  5.75%, 02/26/08 . . . . . . . . . . . .     250,000      279,912
Inter-American Development Bank,
  6.80%, 10/15/25 . . . . . . . . . . . .     470,000      565,406
International Bank for Reconstruction &
  Development, 3.50%, 10/22/04. . . . . .     150,000      154,645
JP Morgan Chase & Co., 6.63%,
  03/15/12. . . . . . . . . . . . . . . .     290,000      327,057
KFW International Finance, Inc.,
  4.75%, 01/24/07 . . . . . . . . . . . .     305,000      327,532
M & T Bank Corp., 3.85%, 04/01/13 . . . .     300,000      301,619
Marshall & Ilsley, Inc., 4.13%, 09/04/07.     125,000      128,870
MBNA America Bank, 6.88%,
   07/15/04 (b) . . . . . . . . . . . . .     250,000      263,353
MBNA America Bank Corp., 7.13%,                                  2
  11/15/12. . . . . . . . . . . . . . . .     190,000       14,694
Mellon Bank, 7.00%, 03/15/06. . . . . . .     200,000      226,413
National City Bank Corp., 4.00%,
  09/28/07. . . . . . . . . . . . . . . .     300,000      308,471
Regions Financial Corp., 6.38%,
  05/15/12. . . . . . . . . . . . . . . .     150,000      169,941
Sovereign Bank, 5.13%, 03/15/13 . . . . .     200,000      199,500
Suntrust Bank, 5.45%, 12/01/17. . . . . .     210,000      223,431
U.S. Bancorp, 1.41%, 09/16/05 . . . . . .     300,000      300,081
Washington Mutual Bank, 5.50%,
  01/15/13. . . . . . . . . . . . . . . .     100,000      106,180
Wells Fargo & Co., 7.25%, 08/24/05. . . .     400,000      448,061
Wells Fargo & Co., 6.45%, 02/01/11. . . .     450,000      516,333
                                                       -----------
                                                        10,897,018
                                                       -----------

------------------------------------------------------------------
BEVERAGES (0.1%)
Brown-Forman Corp., 3.00%,
  03/15/08 (b). . . . . . . . . . . . . .     250,000      247,093
                                                       -----------

------------------------------------------------------------------
BUILDING & CONSTRUCTION (0.3%)
Centex Corp., 7.88%, 02/01/11 . . . . . .     250,000      295,020
Hanson Australia Funding, 5.25%,
  03/15/13. . . . . . . . . . . . . . . .     250,000      249,450
Korea Development Bank Corp.,
  4.25%, 11/13/07 . . . . . . . . . . . .     250,000      252,251
Lennar Corp., 5.95%, 03/01/13 . . . . . .      90,000       95,788
Masco Corp., 6.00%, 05/03/04. . . . . . .     135,000      140,361
Pulte Homes, Inc., 7.88%, 08/01/11. . . .      40,000       46,704
Toll Brothers Inc., 6.88%, 11/15/12 (b) .     150,000      166,426
                                                       -----------
                                                         1,246,000
                                                       -----------

------------------------------------------------------------------
BUSINESS SERVICES (0.1%)
Fiserv, Inc., 4.00%, 04/15/08 (b) . . . .     200,000      202,954
Pitney Bowes, Inc., 4.75%, 05/15/18 . . .     150,000      149,741
                                                       -----------
                                                           352,695
                                                       -----------

------------------------------------------------------------------
CABLE (0.4%)
Comcast Corp., 5.85%, 01/15/10. . . . . .     215,000      228,777
Comcast Corp., 7.05%, 03/15/33. . . . . .     250,000      271,211
Cox Communications Inc., 7.13%,
  10/01/12. . . . . . . . . . . . . . . .     200,000      233,532
Harris Corp., 6.35%, 02/01/28 . . . . . .     250,000      267,317
USA Interactive, 7.00%, 01/15/13 (b). . .     290,000      318,639
                                                       -----------
                                                         1,319,476
                                                       -----------

------------------------------------------------------------------
CHEMICALS (0.2%)
Chevron Phillips Chemical, 5.38%,
  06/15/07. . . . . . . . . . . . . . . .     100,000      104,505
Dow Chemical Co., 5.75%, 11/15/09 . . . .     170,000      180,920
ICI North America, 8.88%, 11/15/06. . . .     300,000      346,581
                                                       -----------
                                                           632,006
                                                       -----------

------------------------------------------------------------------
COMMERCIAL SERVICES (0.2%)
Aramark Services, Inc., 6.38%,
  02/15/08. . . . . . . . . . . . . . . .      40,000       42,187
Cendant Corp., 6.88%, 08/15/06. . . . . .     580,000      634,153
                                                       -----------
                                                           676,340
                                                       -----------

------------------------------------------------------------------
COMPUTERS (0.3%)
First Data Corp., 6.38%, 12/15/07 . . . .     350,000      397,114
Hewlett-Packard Co., 3.63%, 03/15/08. . .     250,000      250,379
IBM Corp., 6.45%, 08/01/07. . . . . . . .     115,000      130,332
IBM Corp., 4.75%, 11/29/12. . . . . . . .     100,000      102,942
Kern River Funding Corp., 4.89%,
  04/30/18 (b). . . . . . . . . . . . . .      65,000       65,000
                                                       -----------
                                                           945,767
                                                       -----------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 79

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  BOND  INDEX  FUND  (Continued)

CORPORATE  BONDS  (CONTINUED)

                                             PRINCIPAL
                                               AMOUNT      VALUE
-------------------------------------------------------------------
DEPARTMENT STORES (0.4%)
Federated Department Stores, 6.63%,
  04/01/1 . . . . . . . . . . . . . . . . .  $   70,000  $   77,500
Kimberly-Clark Corp., 7.10%, 08/01/07 . . .     106,000     123,080
Kohl's Corp., 6.30%, 03/01/11 . . . . . . .      50,000      56,563
Sears Roebuck Acceptance Corp.,
  7.00%, 06/01/32 . . . . . . . . . . . . .     260,000     265,534
Target Corp., 10.00%, 01/01/11. . . . . . .     112,000     149,865
Target Corp., 7.00%, 07/15/31 . . . . . . .     295,000     347,054
Wal-Mart Stores, Inc., 6.88%, 08/10/09. . .     300,000     355,246
                                                         ----------
                                                          1,374,842
                                                         ----------

-------------------------------------------------------------------
ELECTRIC - INTEGRATED (1.1%)
Amerenenergy Generating Co., 7.95%,
  06/01/32. . . . . . . . . . . . . . . . .     105,000     128,288
American Electric Power Co., 6.13%,
  05/15/06. . . . . . . . . . . . . . . . .     400,000     432,000
Cincinnati Gas & Electric Corp., 5.70%,
  09/15/12. . . . . . . . . . . . . . . . .      70,000      74,660
Commonwealth Edison Corp., 6.15%,
  03/15/12. . . . . . . . . . . . . . . . .     200,000     222,974
Conectiv, Inc., 5.30%, 06/01/05 . . . . . .      45,000      46,811
Consolidated Edison Co., 4.88%, 02/01/13. .      60,000      61,707
Consolidated Edison Co., 7.15%, 12/01/09. .      60,000      70,801
Constellation Energy Group, 6.13%,
  09/01/09. . . . . . . . . . . . . . . . .     280,000     309,380
Consumers Energy Co., 4.25%,
  04/15/08 (b). . . . . . . . . . . . . . .     205,000     208,385
Dominion Resource, Inc., 6.30%, 03/15/33. .     125,000     130,204
Emerson Electric Co., 7.88%, 06/01/05 . . .     115,000     128,594
Entergy Mississippi, Inc., 5.15%, 02/01/13.     190,000     191,357
General Electric Co., 5.00%, 02/01/13 . . .     200,000     206,716
Georgia Power Corp., 5.13%, 11/15/12. . . .     180,000     188,495
Midamerican Energy Holdings Co.,
  5.88%, 10/01/12 . . . . . . . . . . . . .     175,000     182,898
Ohio Power Co., 6.60%, 02/15/33 (b) . . . .     200,000     218,965
Oncor Electric Delivery, 6.38%, 05/01/12. .     165,000     184,559
Pepco Holdings, Inc., 6.45%, 08/15/12 (b) .     180,000     199,692
PSEG Power Corp., 6.95%, 06/01/12 . . . . .     125,000     142,617
Public Service Electric & Gas, 5.13%,
  09/01/12. . . . . . . . . . . . . . . . .     330,000     344,003
Southern Power Co., 6.25%, 07/15/12 . . . .     225,000     248,828
                                                         ----------
                                                          3,921,934
                                                         ----------

-------------------------------------------------------------------
ELECTRIC-DISTRIBUTION (0.1%)
Hydro Quebec Corp., 8.88%, 03/01/26 . . . .     265,000     381,424
                                                         ----------

-------------------------------------------------------------------
ELECTRONICS (0.3%)
Duke Energy Corp., 3.75%, 03/05/08 (b). . .     200,000     202,059
Duke Energy Corp., 6.25%, 01/15/12. . . . .     175,000     192,093
Exelon Corp., 6.75%, 05/01/11 . . . . . . .      80,000      90,205
Florida Power & Light, 6.88%,12/01/05 . . .     225,000     250,875
Progress Energy, Inc., 5.85%, 10/30/08. . .     105,000     114,981
Progress Energy, Inc., 7.10%, 03/01/11. . .     140,000     160,997
Scana Corp., 6.88%, 05/15/11. . . . . . . .      50,000      57,164
                                                         ----------
                                                          1,068,374
                                                         ----------

-------------------------------------------------------------------
FARM MACHINERY & EQUIPMENT (0.1%)
Deere & Co., 7.85%, 05/15/10. . . . . . . .     220,000     264,542
Stanley Works, 4.90%, 11/01/12 (b). . . . .      75,000      76,367
                                                         ----------
                                                            340,909
                                                         ----------

-------------------------------------------------------------------
FINANCIAL SERVICES (4.9%)
Ace Ina Holdings, 8.30%, 08/15/06 . . . . .     250,000     283,748
American Express, 6.88%, 11/01/05 . . . . .     100,000     111,230
American Honda Financial, 1.55%,
  10/03/05 (b). . . . . . . . . . . . . . .     245,000     245,551
Aristar, Inc., 7.38%, 09/01/04. . . . . . .     150,000     161,013
Associates Corp. of North America,
  6.95%, 11/01/18 . . . . . . . . . . . . .     575,000     676,333
Axa Financial, Inc., 7.75%, 08/01/10. . . .     100,000     116,743
Bank of America Corp., 4.88%, 09/15/12. . .     490,000     504,339
Bear Stearns Co., Inc., 7.63%, 02/01/05 . .     165,000     181,054
Boeing Capital Corp., 6.10%, 03/01/11 . . .      85,000      89,424
Capital One Bank, 6.88%, 02/01/06 . . . . .     120,000     127,464
Caterpillar Financial Services Corp.,
  4.88%, 06/15/07 . . . . . . . . . . . . .      90,000      95,877
CIT Group, Inc., 5.63%, 05/17/04. . . . . .     105,000     108,455
CitiFinancial Credit Co., 10.00%, 05/15/09.     100,000     129,539
Citigroup, Inc., 6.50%, 02/07/06. . . . . .     400,000     432,793
Countrywide Home Loan, 5.25%, 06/15/04. . .     290,000     301,366
Countrywide Home Loan, 5.63%, 07/15/09. . .     500,000     538,510
Credit Suisse First Boston USA Inc.,
  6.50%, 01/15/12 . . . . . . . . . . . . .     250,000     277,755
Ford Motor Credit Co., 6.88%, 02/01/06. . .     680,000     703,462
Ford Motor Credit Co., 6.50%, 01/25/07. . .     650,000     664,425
Ford Motor Credit Co., 7.38%, 02/01/11. . .     350,000     354,812
Ford Motor Credit Co., 7.25%, 10/25/11. . .     425,000     426,063
General Electric Capital Corp, 6.00%,
  06/15/12. . . . . . . . . . . . . . . . .     150,000     165,521
General Electric Capital Corp., 4.25%,
  01/15/08. . . . . . . . . . . . . . . . .     210,000     218,681
General Electric Capital Corp., 5.88%,
  02/15/12. . . . . . . . . . . . . . . . .     100,000     109,372
General Electric Capital Corp., 6.75%,
  03/15/32. . . . . . . . . . . . . . . . .     740,000     856,317
General Motors Acceptance Corp.,
  6.85%, 06/17/04 . . . . . . . . . . . . .     725,000     755,323
General Motors Acceptance Corp.,
  6.13%, 08/28/07 . . . . . . . . . . . . .     400,000     415,366
General Motors Acceptance Corp.,
  7.75%, 01/19/10 . . . . . . . . . . . . .      50,000      53,928
General Motors Acceptance Corp.,
  7.00%, 02/01/12 . . . . . . . . . . . . .     190,000     194,671
General Motors Acceptance Corp.,
  6.88%, 08/28/12 . . . . . . . . . . . . .     450,000     457,622
General Motors Acceptance Corp.,
  8.00%, 11/01/31 . . . . . . . . . . . . .     200,000     208,308
Golden West Financial Corp., 4.75%,
  10/01/12. . . . . . . . . . . . . . . . .     265,000     270,000
Goldman Sachs Group, Inc., 7.63%,
  08/17/05. . . . . . . . . . . . . . . . .     525,000     587,713
Goldman Sachs Group, Inc., 4.13%,
  01/15/08. . . . . . . . . . . . . . . . .      80,000      82,564
Goldman Sachs Group, Inc., 6.88%,
  01/15/11. . . . . . . . . . . . . . . . .     175,000     201,208
Goldman Sachs Group, Inc., 6.13%,
  02/15/33. . . . . . . . . . . . . . . . .     250,000     258,533
Household Finance Corp., 5.88%, 02/01/09. .     720,000     779,724
Household Finance Corp., 7.00%, 05/15/12. .     500,000     572,646
International Bank For Reconciliation
  & Development, 4.75%, 04/30/04 . . . . .      635,000     656,437
International Lease Finance Corp., 4.38%,
  12/15/05. . . . . . . . . . . . . . . . .     450,000     461,183
International Lease Finance Corp., 5.35%,
  05/03/04. . . . . . . . . . . . . . . . .     200,000     207,094
International Lease Finance Corp., 4.00%,
  01/17/06. . . . . . . . . . . . . . . . .     250,000     253,748
John Hancock Financial Services, 5.63%,
  12/01/08. . . . . . . . . . . . . . . . .     100,000     107,380
JP Morgan Chase., 6.25%, 01/15/09 . . . . .     100,000     110,159
Lehman Brothers Holdings, Inc., 6.63%,
  04/01/04. . . . . . . . . . . . . . . . .     200,000     209,329
Lehman Brothers Holdings, Inc., 7.00%,
  02/01/08. . . . . . . . . . . . . . . . .     325,000     373,340
Lehman Brothers Holdings, Inc., 7.88%,
  08/15/10. . . . . . . . . . . . . . . . .      97,000     116,670
Lehman Brothers Holdings, Inc., 6.63%,
  01/18/12. . . . . . . . . . . . . . . . .     175,000     198,906
Morgan Stanley Dean Witter, 7.75%,
  06/15/05. . . . . . . . . . . . . . . . .     200,000     223,464
Morgan Stanley Dean Witter, 6.10%,
  04/15/06. . . . . . . . . . . . . . . . .     300,000     329,123

--------------------------------------------------------------------------------
80 SEMIANNUAL REPORT 2003

CORPORATE  BONDS  (CONTINUED)

                                               PRINCIPAL
                                                 AMOUNT       VALUE
----------------------------------------------------------------------
FINANCIAL SERVICES (continued)
Morgan Stanley Dean Witter, 6.60%,
  04/01/12. . . . . . . . . . . . . . . . . .  $  450,000  $   509,429
Nisource Finance Corp., 7.63%, 11/15/05 . . .     170,000      191,008
Prudential Financial, Inc., 3.75%, 05/01/08 .     205,000      205,437
Synovus Financial, 4.88%, 02/15/13 (b). . . .     150,000      151,186
Wachovia Corp., 4.95%, 11/01/06 . . . . . . .     650,000      699,135
Washington Mutual, Inc., 4.38%,  01/15/08 . .     250,000      260,206
                                                           -----------
                                                            17,980,687
                                                           -----------

----------------------------------------------------------------------
FOOD & RELATED (1.0%)
Anheuser-Busch Co, Inc., 6.00%, 11/01/41. . .     250,000      265,724
Archer-Daniels-Midland, 5.94%, 10/01/32 . . .     285,000      298,671
Coca-Cola Bottling Co., 5.00%, 11/15/12 . . .     150,000      151,356
Coca-Cola Enterprises, Inc., 6.13%, 08/15/11.     160,000      179,671
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28.     145,000      165,062
Conagra Foods, Inc., 6.75%, 09/15/11. . . . .     150,000      170,381
Conagra Foods, Inc., 7.00%, 10/01/28. . . . .     300,000      337,567
Diageo Capital PLC, 3.50%, 11/19/07 . . . . .      60,000       60,673
General Mills, Inc., 6.00%, 02/15/12. . . . .     350,000      383,972
Kellogg Co., 6.00%, 04/01/06. . . . . . . . .     163,000      179,065
Kraft Foods, Inc., 4.63%, 11/01/06. . . . . .      15,000       15,642
Kraft Foods, Inc., 5.63%, 11/01/11. . . . . .     260,000      272,042
Kroger Co., 7.50%, 04/01/31 . . . . . . . . .     135,000      154,191
Pepsi Bottling Holdings, Inc., 5.38%,
  02/17/04 (b). . . . . . . . . . . . . . . .     120,000      123,669
PepsiCo, Inc., 4.50%, 09/15/04. . . . . . . .      80,000       83,167
Safeway, Inc., 6.15%, 03/01/06. . . . . . . .     150,000      162,716
Sara Lee Corp., 6.25%, 09/15/11 . . . . . . .     125,000      139,838
Supervalu, Inc., 7.50%, 05/15/12. . . . . . .     125,000      134,670
Tyson Foods, Inc., 6.63%, 10/01/04. . . . . .     220,000      229,755
Unilever Capital Corp., 7.13%, 11/01/10 . . .     150,000      178,387
                                                           -----------
                                                             3,686,219
                                                           -----------

----------------------------------------------------------------------
HEALTHCARE SERVICES (0.3%)
Eli Lilly & Co., 7.13%, 06/01/25. . . . . . .     200,000      246,850
Health Care Property Investors, Inc.,
  6.45%, 06/25/12 . . . . . . . . . . . . . .      95,000       98,893
Manor Care, Inc., 6.25%, 05/01/13 (b) . . . .     160,000      162,200
Tenet Healthcare Corp., 7.38%, 02/01/13 . . .     275,000      271,562
The Healthcare Co., 6.30%, 10/01/12 . . . . .     225,000      232,065
                                                           -----------
                                                             1,011,570
                                                           -----------

----------------------------------------------------------------------
HOME DECORATING PRODUCTS (0.0%)
Sealed Air Corp., 6.95%, 05/15/09 (b) . . . .      55,000       60,243
                                                           -----------

----------------------------------------------------------------------
HOME DECORATION PRODUCTS (0.0%)
Newell Rubbermaid, Inc., 4.63%, 12/15/09. . .     100,000      102,616
                                                           -----------

----------------------------------------------------------------------
INDUSTRIALS (0.1%)
Aramark Corp., 6.75%, 08/01/04. . . . . . . .     100,000      103,627
News America Corp., 7.28%, 06/30/28 . . . . .     130,000      142,806
                                                           -----------
                                                               246,433
                                                           -----------

----------------------------------------------------------------------
INSURANCE (0.4%)
Allstate Corp., 5.38%, 12/01/06 . . . . . . .     150,000      162,710
Hartford Life, Inc., 7.38%, 03/01/31. . . . .     100,000      112,180
Marsh & McLennan Cos., Inc., 6.25%,
  03/15/12. . . . . . . . . . . . . . . . . .     425,000      475,615
Metlife, Inc., 6.13%, 12/01/11. . . . . . . .     200,000      220,924
Principal Life Global Funding, 6.25%,
  02/15/12 (b). . . . . . . . . . . . . . . .     150,000      166,442
Progressive Corp., 6.25%, 12/01/32. . . . . .     150,000      162,171
Travelers Property Casualty, 6.38%,
  03/15/33 (b). . . . . . . . . . . . . . . .     200,000      212,950
                                                           -----------
                                                             1,512,992
                                                           -----------

----------------------------------------------------------------------
MANUFACTURING (0.1%)
Cooper Industries, Inc., 5.50%, 11/01/09. . .     175,000      190,002
                                                           -----------

----------------------------------------------------------------------
MEDICAL PRODUCTS (0.0%)
Baxter International, Inc., 4.63%,
  03/15/15  (b) . . . . . . . . . . . . . . .     130,000      128,415
                                                           -----------

----------------------------------------------------------------------
METALS & MINERALS (0.3%)
Alcan, Inc., 6.45%, 03/15/11. . . . . . . . .      75,000       84,989
Alcoa, Inc., 6.00%, 01/15/12. . . . . . . . .     150,000      165,350
Codelco, Inc., 6.38%, 11/30/12 (b). . . . . .     120,000      126,720
Noranda, Inc., 7.00%, 07/15/05. . . . . . . .     510,000      535,118
Placer Dome, Inc., 6.38%, 03/01/33 (b). . . .      65,000       66,281
Timken Co., 6.75%, 08/21/06 . . . . . . . . .     200,000      220,677
                                                           -----------
                                                             1,199,135
                                                           -----------

----------------------------------------------------------------------
MULTIMEDIA (0.7%)
AOL Time Warner, Inc., 6.15%, 05/01/07. . . .     600,000      646,711
AOL Time Warner, Inc., 6.88%, 05/01/12. . . .     250,000      272,677
Comcast Cable Communications,
  6.20%, 11/15/08 . . . . . . . . . . . . . .     100,000      110,198
Gannet Co., Inc., 5.50%, 04/01/07 . . . . . .     185,000      202,657
Liberty Media Corp., 7.88%, 07/15/09. . . . .     265,000      303,413
News America Holdings, Inc., 8.00%,
  10/17/16. . . . . . . . . . . . . . . . . .     200,000      243,714
Time Warner, Inc., 6.88%, 06/15/18. . . . . .     298,000      312,793
Viacom, Inc., 7.75%, 06/01/05 . . . . . . . .     215,000      239,264
                                                           -----------
                                                             2,331,427
                                                           -----------

----------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL (0.1%)
Waste Management Inc., 6.38%, 11/15/12. . . .     200,000      221,599
Waste Management, Inc., 6.50%, 05/15/04 . . .     125,000      128,220
                                                           -----------
                                                               349,819
                                                           -----------

----------------------------------------------------------------------
OIL & GAS (1.8%)
Apache Corp., 6.25%, 04/15/12 . . . . . . . .      30,000       34,114
Apache Corp., 7.63%, 07/01/19 . . . . . . . .     100,000      120,377
Atmos Energy, 5.13%, 01/15/13 . . . . . . . .     225,000      232,220
BP Amoco PLC, 5.90%, 04/15/09 . . . . . . . .     200,000      223,625
Brascan Corp., 5.75%, 03/01/10. . . . . . . .     305,000      312,904
Burlington Resources, Inc., 6.50%,
  12/01/11. . . . . . . . . . . . . . . . . .     350,000      397,718
ChevronTexaco Capital Corp., 3.50%,
  09/17/07. . . . . . . . . . . . . . . . . .      90,000       92,106
ChevronTexaco Capital Corp., 8.63%,
  06/30/10. . . . . . . . . . . . . . . . . .     120,000      151,918

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 81

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

NATIONWIDE  BOND  INDEX  FUND  (Continued)

CORPORATE  BONDS  (CONTINUED)

                                              PRINCIPAL
                                                AMOUNT       VALUE
---------------------------------------------------------------------
OIL & GAS (continued)
Colonial Pipeline, 7.63%, 04/15/32, (b). . .  $  165,000  $   206,829
Conoco Funding Co., 4.75%, 10/15/12. . . . .     500,000      509,904
Conoco, Inc., 6.95%, 04/15/29. . . . . . . .     170,000      198,856
Consolidated Natural Gas, Inc., 5.38%,
  11/01/06 . . . . . . . . . . . . . . . . .      60,000       64,652
Consolidated Natural Gas, Inc., 6.25%,
  11/01/11 . . . . . . . . . . . . . . . . .     264,000      294,222
Enterprise Products Operations, 6.88%,
  03/01/33 (b) . . . . . . . . . . . . . . .     150,000      159,821
Firstenergy Corp., 6.45%, 11/15/11 . . . . .     335,000      362,153
Kinder Morgan Energy Partners, L.P.,
  6.75%, 03/15/11. . . . . . . . . . . . . .     155,000      176,277
Kinder Morgan, Inc., 6.65%, 03/01/05 . . . .     120,000      129,638
Motiva Enterprises Corp., 5.20%,
  09/15/12 (b) . . . . . . . . . . . . . . .     125,000      128,145
Murphy Oil Corp., 6.38%, 05/01/12. . . . . .     100,000      111,932
Nabors, Inc., 5.38%, 08/15/12. . . . . . . .      70,000       73,461
Ocean Energy, Inc., 7.25%, 10/01/11. . . . .     170,000      199,053
Pemex Project Funding Master, 9.13%,
  10/13/10 (b) . . . . . . . . . . . . . . .     235,000      282,000
Pemex Project Funding Master, 7.38%,
  12/15/14 . . . . . . . . . . . . . . . . .     300,000      325,500
Petroleos Mexicanos, 8.85%, 09/15/07 . . . .     475,000      555,749
Phillips Petroleum Co., 8.50%, 05/25/05. . .     225,000      254,093
Praxair, Inc., 6.50%, 03/01/08 . . . . . . .     140,000      156,983
South Carolina Electric & Gas Corp.,
  4.80%, 10/01/12. . . . . . . . . . . . . .     250,000      253,582
Transocean Sedco Forex, Inc., 6.63%,
  04/15/11 . . . . . . . . . . . . . . . . .     163,000      185,145
Valero Energy Corp., 6.88%, 04/15/12 . . . .     150,000      166,902
                                                           ----------
                                                            6,359,879
                                                           ----------

---------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.5%)
Abitibi Consolidated, Inc., 8.55%, 08/01/10.     200,000      226,327
Bowater Canada Finance, 7.95%, 11/15/11. . .     200,000      209,974
International Paper Co., 8.13%, 07/08/05 . .     215,000      240,752
Meadwestvaco Corp., 6.80%, 11/15/32. . . . .     120,000      126,992
Rock-Tenn Co., 5.63%, 03/15/13 . . . . . . .     305,000      308,768
Sappi Papier Holding AG, 6.75%,
  06/15/12 (b) . . . . . . . . . . . . . . .      80,000       90,090
Weyerhaeuser Co., 5.95%, 11/01/08. . . . . .     320,000      349,620
                                                           ----------
                                                            1,552,523
                                                           ----------

---------------------------------------------------------------------
PHARMACEUTICALS (0.2%)
Abbott Laboratories, 5.63%, 07/01/06 . . . .     104,000      114,575
Pfizer, Inc., 5.63%, 02/01/06. . . . . . . .     400,000      438,239
                                                           ----------
                                                              552,814
                                                           ----------

---------------------------------------------------------------------
REAL ESTATE (0.5%)
Avalonbay Communities, Inc., 6.63%,
  09/15/11 . . . . . . . . . . . . . . . . .     150,000      165,951
BRE Properties, Inc., 5.95%, 03/15/07. . . .     140,000      149,649
Developers Diversified Realty Corp., 6.63%,
  01/15/08 . . . . . . . . . . . . . . . . .     250,000      267,351
Duke Realty Corp., 5.25%, 01/15/10 . . . . .     300,000      315,645
EOP Operating, L.P., 6.75%, 02/15/12 . . . .     195,000      218,255
Equity Residential Properties, 6.88%,
  11/01/04 . . . . . . . . . . . . . . . . .     200,000      213,540
Highwoods Realty L.P., Corp., 8.00%,
  12/01/03 . . . . . . . . . . . . . . . . .     125,000      129,167
Liberty Property, 7.25%, 03/15/11. . . . . .      65,000       74,243
New Plan Realty Corp., 5.88%, 06/15/07 . . .      90,000       95,141
Shurgard Storage Centers, Inc., 5.88%,
  03/15/13 . . . . . . . . . . . . . . . . .     270,000      275,605
Simon Property Group, Inc., 7.75%,
  08/15/04 (b) . . . . . . . . . . . . . . .      60,000       63,760
                                                           ----------
                                                            1,968,307
                                                           ----------

---------------------------------------------------------------------
RETAIL (0.1%)
Limited Brands, Inc., 6.13%, 12/01/12. . . .     250,000      268,033
                                                           ----------

---------------------------------------------------------------------
SOVEREIGN (1.5%)
British Columbia, 4.63%, 10/03/06. . . . . .     100,000      107,115
Credit Suisse, Inc., 5.88%, 08/01/06 . . . .     100,000      109,271
Credit Suisse, Inc., 6.13%, 11/15/11 . . . .     200,000      217,184
Government of Canada, 5.25%, 11/05/08. . . .     630,000      700,771
Ontario Province, 5.50%, 10/01/08. . . . . .     350,000      388,410
Province of Saskatchewan, 8.00%, 07/15/04. .     147,000      158,171
Quebec Providence, 7.50%, 09/15/29 . . . . .     500,000      646,836
Republic of Finland, 5.88%, 02/27/06 . . . .     300,000      330,341
Republic of Italy, 5.25%, 04/05/06 . . . . .     300,000      322,027
Republic of Italy, 4.38%, 10/25/06 . . . . .     675,000      712,964
United Mexican States, 9.88%, 02/01/10 . . .     750,000      955,500
United Mexican States, 6.38%, 01/16/13 . . .     550,000      576,125
                                                            5,224,715
                                                           ----------

---------------------------------------------------------------------
SPECIAL PURPOSE ENTITY (3.1%)
FPL Group Capital, Inc., 7.63%, 09/15/06 . .      85,000       96,760
Morgan Stanley Tracers, 5.88%, 03/01/07 (b).   7,377,000    8,002,864
Morgan Stanley Tracers, 6.80%, 06/15/12 (b).   2,820,000    3,165,253
                                                           11,264,877
                                                           ----------

---------------------------------------------------------------------
TELECOMMUNICATIONS (2.8%)
360 Communications Co., 7.50%, 03/01/06. . .     180,000      205,320
Alltel Corp., 7.00%, 07/01/12. . . . . . . .     110,000      130,080
Ameritech Capital Funding, 6.45%, 01/15/18 .     150,000      169,487
AT&T Corp., 7.80%, 11/15/11. . . . . . . . .     200,000      219,444
AT&T Wireless Services, Inc., 8.13%,
  05/01/12 . . . . . . . . . . . . . . . . .      75,000       88,186
AT&T Wireless Services, Inc., 8.75%,
  03/01/31 . . . . . . . . . . . . . . . . .     395,000      491,868
BellSouth Corp., 6.00%, 10/15/11 . . . . . .     346,000      384,479
British Telecom PLC., 8.38%, 12/15/10. . . .     320,000      393,849
Centurytel Inc., 7.88%, 08/15/12 . . . . . .     130,000      159,196
Citizens Communications Co., 8.50%,
  05/15/06 . . . . . . . . . . . . . . . . .     500,000      579,255
Citizens Communications Co., 7.63%,
  08/15/08 . . . . . . . . . . . . . . . . .     120,000      140,204
Clear Channel Communications, Inc.,
  6.00%, 11/01/06. . . . . . . . . . . . . .     150,000      162,236
Clear Channel Communications, Inc.,
  7.65%, 09/15/10. . . . . . . . . . . . . .     200,000      234,060
Deutsche Telekom AG, 8.25%, 06/15/05 . . . .     700,000      777,629
Deutsche Telekom AG, 8.50%, 06/15/10 . . . .     300,000      361,605
Deutsche Telekom AG, 8.75%, 06/15/30 . . . .     100,000      123,576
France Telecom, 9.25%, 03/01/11. . . . . . .     550,000      672,628
France Telecom, 10.00%, 03/01/31 . . . . . .     165,000      219,469
GTE Corp., 6.84%, 04/15/18 . . . . . . . . .     350,000      393,230
Koninklijke Kpn Nv., 8.00%, 10/01/10 . . . .     250,000      299,729
Motorola Inc., 7.63%, 11/15/10 . . . . . . .     275,000      305,938
SBC Communications, 6.25%, 03/15/11. . . . .     205,000      228,691
SBC Communications, 5.88%, 08/15/12. . . . .     220,000      241,705
Sprint Capital Corp., 8.38%, 03/15/12. . . .     350,000      389,375
Sprint Capital Corp., 6.90%, 05/01/19. . . .     650,000      620,750
Telecommunications, Inc., 9.80%, 02/01/12. .     520,000      670,899
Time Warner, Inc., 7.75%, 06/15/05 . . . . .     130,000      140,697

--------------------------------------------------------------------------------
82 SEMIANNUAL REPORT 2003

CORPORATE  BONDS  (CONTINUED)

                                               PRINCIPAL
                                                 AMOUNT       VALUE
-----------------------------------------------------------------------
TELECOMMUNICATIONS (continued)
Univison Communication, Inc., 7.85%,
  07/15/11. . . . . . . . . . . . . . . . . .  $  250,000  $    289,918
Verizon Global Funding Corp., 6.75%,
  12/01/05. . . . . . . . . . . . . . . . . .     190,000       211,515
Verizon Global Funding Corp., 6.88%,
  06/15/12. . . . . . . . . . . . . . . . . .      80,000        91,760
Verizon Global Funding Corp., 7.38%,
  09/01/12. . . . . . . . . . . . . . . . . .     350,000       415,094
Verizon New York, Inc., 6.88%, 04/01/12 . . .      35,000        40,326
Vodafone Airtouch PLC, 7.75%, 02/15/10. . . .     150,000       181,231
Vodafone Group PLC, 7.88%, 02/15/30 . . . . .     100,000       128,383
                                                            -----------
                                                             10,161,812
                                                            -----------

-----------------------------------------------------------------------
TOBACCO (0.0%)
RJ Reynolds Tobacco Holdings, Inc.,
  6.50%, 06/01/07 . . . . . . . . . . . . . .     115,000       108,512
                                                            -----------

-----------------------------------------------------------------------
TRANSPORTATION & SHIPPING (0.6%)
Burlington North Santa Fe, 6.75%, 07/15/11. .     365,000       417,774
Canadian National Railway Co., 6.90%,
  07/15/28. . . . . . . . . . . . . . . . . .     210,000       243,208
CSX Corp., 7.45%, 05/01/07. . . . . . . . . .     180,000       206,111
CSX Corp., 6.75%, 03/15/11. . . . . . . . . .     225,000       255,094
Norfolk Southern Corp., 6.75%, 02/15/11 . . .     225,000       257,020
Norfolk Southern Corp., 7.25%, 02/15/31 . . .     100,000       116,970
Union Pacific Corp., 5.75%, 10/15/07. . . . .     475,000       518,703
United Parcel Service, Inc., 8.38%, 04/01/20.     200,000       260,913
                                                            -----------
                                                              2,275,793
                                                            -----------

TOTAL CORPORATE BONDS                                        95,982,207
                                                            -----------

YANKEE DOLLAR (0.1%)
-----------------------------------------------------------------------
AGRICULTURAL PRODUCTS (0.0%)
Potash Corporation of Saskatchewan, Inc.,
  7.75%, 05/31/11 . . . . . . . . . . . . . .  $   70,000  $     83,781
                                                           ------------

-----------------------------------------------------------------------
DIVERSIFIED MANUFACTURING (0.0%)
Norsk Hydro A/S, 6.36%, 01/15/09. . . . . . .     160,000       179,706
                                                           ------------

-----------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.0%)
Domtar, Inc., 7.88%, 10/15/11 . . . . . . . .      90,000       106,891
                                                           ------------

TOTAL YANKEE DOLLAR                                             370,378
                                                           ------------

TOTAL INVESTMENTS (COST $330,853,016) (A)
  - 95.2%                                                   340,743,449

OTHER ASSETS IN EXCESS OF LIABILITIES -
  4.8%                                                       17,473,282
                                                           ------------

NET ASSETS - 100.0%                                        $358,216,731
                                                           ------------
                                                           ------------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) Represents a restricted security acquired and eligible for resale under rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)  Mortgage  Dollar  Rolls.
TBA     To  Be  Announced  TRACERS  Tradable  Custodial  Receipts

At  April  30,  2003,  the  Fund's  open  swap  contracts  were  as  follows:

                                             UNDERLYING     UNREALIZED
                                 EXPIRATION   NOTIONAL     APPRECIATION
DESCRIPTION                         DATE        VALUE     (DEPRECIATION)
------------------------------------------------------------------------
Index Swap with Deutsche
Bank AG London, pays net of
the total return of the Lehman
Brothers CMBS Investment
Grade plus 100 bps minus
LIBOR minus 40 bps.
Nationwide Bond Index Fund
receives positive pays negative   10/01/03  $ 8,000,000  $        60,424

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 83

STATEMENTS  OF  ASSETS  AND  LIABILITIES
April  30,  2003  (Unaudited)


                                                                  NATIONWIDE                                    NATIONWIDE
                                                   NATIONWIDE       MID CAP      NATIONWIDE     NATIONWIDE         BOND
                                                    S&P 500         MARKET       SMALL CAP     INTERNATIONAL      INDEX
                                                   INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND         FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $847,017,116;
  $163,388,454; $69,430,381; $215,079,339
  and $330,853,016; respectively) . . . . . . .  $ 703,317,998   $157,705,318   $65,729,229   $  205,371,951   $340,743,449
Cash. . . . . . . . . . . . . . . . . . . . . .     38,013,591      6,032,221     2,772,597        7,033,931     68,220,849
Foreign currency, at value (cost $0; $0; $0;
  $1,522,701 and $0; respectively). . . . . . .              -              -             -        1,546,534              -
Interest and dividends receivable . . . . . . .        762,273         95,796        51,692          939,690      3,095,376
Receivable for investments sold . . . . . . . .              -          7,438       211,500           28,466              -
Unrealized appreciation on forward foreign
  currency contracts. . . . . . . . . . . . . .              -              -             -           85,243              -
Receivable from adviser . . . . . . . . . . . .         55,661         14,432        10,060           23,731         35,236
Receivable for variation margin on
  futures contracts . . . . . . . . . . . . . .              -         32,625        23,625           26,748              -
Unrealized appreciation on
  open swap contracts . . . . . . . . . . . . .              -              -             -                -         60,424
Reclaims receivable . . . . . . . . . . . . . .              -              -             -          135,940              -
Prepaid expenses and other assets . . . . . . .         38,690         19,067        13,246           26,126         35,159
----------------------------------------------------------------------------------------------------------------------------
Total Assets. . . . . . . . . . . . . . . . . .    742,188,213    163,906,897    68,811,949      215,218,360    412,190,493
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable to custodian. . . . . . . . . . . . . .              -              -             -                -         46,502
Distributions payable . . . . . . . . . . . . .              -              -             -                -      1,112,615
Payable for investments purchased . . . . . . .         31,314        208,083        10,722                -     52,618,179
Unrealized depreciation on forward foreign
  currency contracts. . . . . . . . . . . . . .              -              -             -           36,203              -
Payable for variation margin on
  futures contracts . . . . . . . . . . . . . .              -              -             -           15,333              -
Accrued expenses and other payables
Investment advisory fees. . . . . . . . . . . .         75,862         26,698        10,103           43,260         60,882
Fund administration and transfer agent fees . .        107,397         20,517         7,037           29,562         42,526
Distribution fees . . . . . . . . . . . . . . .         39,773          4,531         2,823            3,046         10,550
Administrative servicing fees . . . . . . . . .         70,270          2,609         1,593            1,861          6,330
Other . . . . . . . . . . . . . . . . . . . . .         42,568          6,768         6,309            8,814         15,754
----------------------------------------------------------------------------------------------------------------------------
Total Liabilities . . . . . . . . . . . . . . .        367,184        269,206        38,587          138,079     53,913,338
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . . . . .  $ 741,821,029   $163,637,691   $68,773,362   $  215,080,281   $358,277,155
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY:
Capital . . . . . . . . . . . . . . . . . . . .  $ 912,177,314   $170,568,729   $73,478,727   $  231,359,299   $348,132,409
Accumulated net investment income (loss). . . .        693,424        114,713        91,438          290,718       (510,374)
Accumulated net realized gains (losses)
  from investment,futures and foreign currency
  transactions. . . . . . . . . . . . . . . . .    (29,040,518)    (1,570,310)   (1,220,209)      (6,788,377)       704,263
Net unrealized appreciation (depreciation) on
  investments,
futures, swaps and translation of assets and
  liabilities denominated in foreign currencies . (142,009,191)    (5,475,441)   (3,576,594)      (9,781,359)     9,950,857
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS. . . . . . . . . . . . . . . . . . .  $ 741,821,029   $163,637,691   $68,773,362   $  215,080,281   $358,277,155
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
84 SEMIANNUAL REPORT 2003



                                                            NATIONWIDE
                                            NATIONWIDE       MID CAP       NATIONWIDE     NATIONWIDE      NATIONWIDE
                                              S&P 500      MARKET INDEX    SMALL CAP     INTERNATIONAL       BOND
                                            INDEX FUND         FUND        INDEX FUND     INDEX FUND      INDEX FUND
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Class A Shares. . . . . . . . . . . . . .  $  4,514,779   $  22,718,987   $14,419,461   $   14,159,419   $ 51,304,675
Class B Shares. . . . . . . . . . . . . .     2,745,132         141,984        99,879           84,540         33,702
Institutional Class Shares. . . . . . . .   373,358,444     140,776,720    54,254,022      200,836,322    306,938,778
Service Class Shares. . . . . . . . . . .   310,956,639               -             -                -              -
Institutional Service Class Shares. . . .    50,161,602               -             -                -              -
Local Fund Shares . . . . . . . . . . . .        84,433               -             -                -              -
----------------------------------------------------------------------------------------------------------------------
Total . . . . . . . . . . . . . . . . . .  $741,821,029   $ 163,637,691   $68,773,362   $  215,080,281   $358,277,155
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
  (unlimited number of shares authorized):
Class A Shares. . . . . . . . . . . . . .       572,478       2,391,091     1,858,052        2,659,096      4,596,443
Class B Shares. . . . . . . . . . . . . .       349,480          15,057        12,918           16,044          3,019
Institutional Class Shares. . . . . . . .    47,193,342      14,724,673     6,945,470       37,708,850     27,515,899
Service Class Shares. . . . . . . . . . .    39,466,421               -             -                -              -
Institutional Service Class Shares. . . .     6,345,460               -             -                -              -
Local Fund Shares . . . . . . . . . . . .        10,652               -             -                -              -
----------------------------------------------------------------------------------------------------------------------
Total . . . . . . . . . . . . . . . . . .    93,937,833      17,130,821     8,816,440       40,383,990     32,115,361
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Class A Shares. . . . . . . . . . . . . .  $       7.89   $        9.50   $      7.76   $         5.32   $      11.16
Class B Shares (a). . . . . . . . . . . .  $       7.85   $        9.43   $      7.73   $         5.27   $      11.16
Institutional Class Shares. . . . . . . .  $       7.91   $        9.56   $      7.81   $         5.33   $      11.15
Service Class Shares. . . . . . . . . . .  $       7.88   $           -   $         -   $            -              -
Institutional Service Class Shares. . . .  $       7.91   $           -   $         -   $            -              -
Local Fund Shares . . . . . . . . . . . .  $       7.93   $           -   $         -   $            -              -
MAXIMUM OFFERING PRICE PER SHARE
  (100%/100%-maximum sales charge)
  of net asset value adjusted to the
  nearest cent):
Class A Shares. . . . . . . . . . . . . .  $       8.37   $       10.08   $      8.23   $         5.64          11.84
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge - Class A Shares . .          5.75%           5.75%         5.75%            5.75%          5.75%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

(a) For Class B Shares, the redemption price per share varies by length of time shares are held. See notes to financial statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 85

STATEMENTS  OF  OPERATIONS
For  the  Six  Months  Ended  April  30,  2003  (Unaudited)



                                                                 NATIONWIDE
                                                  NATIONWIDE      MID CAP       NATIONWIDE      NATIONWIDE       NATIONWIDE
                                                   S&P 500      MARKET INDEX    SMALL CAP     INTERNATIONAL I    BOND INDEX
                                                  INDEX FUND        FUND        INDEX FUND      INDEX FUND          FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income . . . . . . . . . . . . . . . .  $   257,790   $      66,006   $    29,454   $         84,205   $ 5,884,389
Dividend income (net of foreign
  witholding  tax of $0; $0; $0;
  297,313 and $0; respectively). . . . . . . . .   5,392,431         723,335       390,995          2,211,766             -
----------------------------------------------------------------------------------------------------------------------------
Total Income. . . . . . . . . . . . . . . . . .    5,650,221         789,341       420,449          2,295,971     5,884,389
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees. . . . . . . . . . . .      404,223         138,485        53,428            220,869       316,988
Fund administration and transfer
  agent fees. . . . . . . . . . . . . . . . . .      476,246          98,913        56,419            153,426       241,761
Distribution fees Class A . . . . . . . . . . .        5,026          24,917        15,361             16,444        56,914
Distribution fees Class B . . . . . . . . . . .       12,583             502           468                391           138
Distribution fees Service Class . . . . . . . .      208,365               -             -                  -             -
Distribution fees Local Class . . . . . . . . .           28               -             -                  -             -
Administrative servicing fees Class A . . . . .           89          14,805         9,055              9,832        34,327
Administrative servicing fees
  Service Class . . . . . . . . . . . . . . . .      347,274               -             -                  -             -
Administrative servicing fees
  Institutional Service Class . . . . . . . . .       54,134               -             -                  -             -
Registration and filing fees. . . . . . . . . .       20,862          13,578        12,032             18,930        16,782
Other . . . . . . . . . . . . . . . . . . . . .       98,963          16,948         7,504             22,060        37,479
----------------------------------------------------------------------------------------------------------------------------
Total expenses before reimbursed
  expenses. . . . . . . . . . . . . . . . . . .    1,627,793         308,148       154,267            441,952       704,389
Expenses reimbursed . . . . . . . . . . . . . .     (285,059)        (72,792)      (51,915)          (120,791)     (166,238)
----------------------------------------------------------------------------------------------------------------------------
Total Expenses. . . . . . . . . . . . . . . . .    1,342,734         235,356       102,352            321,161       538,151
----------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss). . . . . . . . . .    4,307,487         553,985       318,097          1,974,810     5,346,238
----------------------------------------------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS
(LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment
  transactions. . . . . . . . . . . . . . . . .   (1,423,946)       (312,141)     (257,472)          (122,898)      794,105
Net realized gains (losses) on future
  transactions. . . . . . . . . . . . . . . . .      (40,242)        341,376       207,093           (229,481)            -
Net realized gains (losses) on foreign
   currency transactions. . . . . . . . . . . .            -               -             -            750,559             -
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investment,
  futures and foreign currency transactions . .   (1,464,188)         29,235       (50,379)           398,180       794,105
Net change in unrealized appreciation/
  depreciation on investments, futures,
  swaps and translation of assets and
  liabilities
  denominated in foreign currencies . . . . . .   28,160,352       5,540,004     3,886,611          1,743,957     5,552,669
----------------------------------------------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) on
  investments, futures and foreign currencies .   26,696,164       5,569,239     3,836,232          2,142,137     6,346,774
----------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS . . . . . . . . . . . . . . . .  $31,003,651   $   6,123,224   $ 4,154,329   $      4,116,947   $11,693,012
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
86 SEMIANNUAL REPORT 2003

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                           NATIONWIDE                     NATIONWIDE                  NATIONWIDE
                                       S&P 500 INDEX FUND         MID CAP MARKET INDEX FUND     SMALL CAP INDEX FUND
--------------------------------------------------------------------------------------------------------------------------
                                    SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS       YEAR
                                       ENDED          ENDED          ENDED          ENDED         ENDED          ENDED
                                     APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                                       2003           2002           2003           2002           2003          2002
--------------------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)                   (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . .  $  4,307,487   $  5,297,094   $    553,985   $    488,832   $   318,097   $    315,549
Net realized gains (losses) on
  investment and futures
   transactions . . . . . . . . .    (1,464,188)   (20,246,125)        29,235     (1,368,568)      (50,379)    (1,152,632)
Net change in unrealized
  appreciation/depreciation on
  investments and futures . . . .    28,160,352    (75,977,981)     5,540,004     (9,421,985)    3,886,611     (6,316,448)
--------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations . . . . . . . .    31,003,651    (90,927,012)     6,123,224    (10,301,721)    4,154,329     (7,153,531)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A
SHAREHOLDERS FROM:
Net investment income . . . . . .       (26,524)       (39,097)       (47,884)       (64,417)      (48,152)       (53,073)

DISTRIBUTIONS TO CLASS B
SHAREHOLDERS FROM:
Net investment income . . . . . .        (7,417)        (7,428)           (49)           (36)          (94)      (126) (a)

DISTRIBUTIONS TO INSTITUTIONAL
CLASS SHAREHOLDERS FROM:

Net investment income . . . . . .    (2,350,412)    (2,093,414)      (466,673)      (405,386)     (238,464)      (218,804)

DISTRIBUTIONS TO SERVICE
CLASS SHAREHOLDERS FROM:

Net investment income . . . . . .    (1,649,249)    (2,338,484)             -              -             -              -

DISTRIBUTIONS TO INSTITUTIONAL
SERVICE CLASS SHAREHOLDERS FROM:

Net investment income . . . . . .      (289,699)      (431,912)             -              -             -              -

DISTRIBUTIONS TO LOCAL FUND
SHAREHOLDERS FROM:
Net investment income . . . . . .          (603)        (1,090)             -              -             -              -
--------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  shareholder distributions . . .    (4,323,904)    (4,911,425)      (514,606)      (469,839)     (286,710)      (272,003)
--------------------------------------------------------------------------------------------------------------------------
Change in net assets from
  capital transactions. . . . . .   165,349,376    263,425,114     54,814,187     78,234,383    20,490,367     36,376,316
--------------------------------------------------------------------------------------------------------------------------
Change in net assets. . . . . . .   192,029,123    167,586,677     60,422,805     67,462,823    24,357,986     28,950,782

NET ASSETS:
Beginning of period . . . . . . .   549,791,906    382,205,229    103,214,886     35,752,063    44,415,376     15,464,594
--------------------------------------------------------------------------------------------------------------------------
End of period . . . . . . . . . .  $741,821,029   $549,791,906   $163,637,691   $103,214,886   $68,773,362   $ 44,415,376
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

(a) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 87

STATEMENTS  OF  CHANGES  IN  NET  ASSETS  (Continued)

                                                                  NATIONWIDE                            NATIONWIDE
                                                           INTERNATIONAL INDEX FUND                  BOND INDEX FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                                           ENDED              ENDED              ENDED              ENDED
                                                       APRIL 30, 2003    OCTOBER 31, 2002    APRIL 30, 2003    OCTOBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
                                                           (UNAUDITED)                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) . . . . . . . . . . . .  $     1,974,810   $       1,302,632   $     5,346,238   $       5,461,321
Net realized gains (losses) on investments,
   futures and foreign currency transactions . . . .          398,180          (6,278,449)          794,105             497,008
Net change in unrealized appreciation/
  depreciation on investments, futures,
  swaps and translation of assets and
  liabilities denominated in foreign currencies . .         1,743,957         (10,210,318)        5,552,669           3,200,524
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from operations . . .        4,116,947         (15,186,135)       11,693,012           9,158,853
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . . .         (104,644)           (176,651)         (848,483)         (1,035,728)
Net realized gains on investments. . . . . . . . . .                -                   -           (46,646)            (12,495)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . . .             (425)               (791)             (431)               (634)
Net realized gains on investments. . . . . . . . . .                -                   -               (32)                (11)

DISTRIBUTIONS TO INSTITUTIONAL CLASS
SHAREHOLDERS FROM:
Net investment income. . . . . . . . . . . . . . . .       (1,517,546)         (1,346,579)       (5,008,773)         (4,718,441)
Net realized gains on investments. . . . . . . . . .                -                   -          (246,690)            (60,021)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from shareholder distributions.       (1,622,615)         (1,524,021)       (6,151,055)         (5,827,330)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from capital transactions . . .       80,454,579         105,483,310       129,119,499         164,830,991
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets . . . . . . . . . . . . . . . .       82,948,911          88,773,154       134,661,456         168,162,514

NET ASSETS:
Beginning of period. . . . . . . . . . . . . . . . .      132,131,370          43,358,216       223,615,699          55,453,185
--------------------------------------------------------------------------------------------------------------------------------
End of period. . . . . . . . . . . . . . . . . . . .  $   215,080,281   $     132,131,370   $   358,277,155   $     223,615,699
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
88 SEMIANNUAL REPORT 2003

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

NATIONWIDE  S&P  500  INDEX  FUND

                                           INVESTMENT  ACTIVITIES                    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                   NET
                                                 REALIZED
                         NET                       AND                                                              NET
                        ASSET         NET       UNREALIZED      TOTAL                                              ASSET
                        VALUE,    INVESTMENT      GAINS         FROM          NET         NET                     VALUE,
                      BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                      OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . .  $    12.73        0.05         (0.24)       (0.19)       (0.08)         -           (0.08)  $ 12.46
  October 31,
  2000 (d)
Year Ended . . . . .  $    12.46        0.06         (3.17)       (3.11)       (0.06)     (0.17)          (0.23)  $  9.12
  October 31,
  2001
Year Ended . . . . .  $     9.12        0.09         (1.50)       (1.41)       (0.09)         -           (0.09)  $  7.62
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .  $     7.62        0.05          0.27         0.32        (0.05)         -           (0.05)  $  7.89

CLASS B SHARES
Period Ended . . . .  $    12.73       (0.01)        (0.25)       (0.26)       (0.05)         -           (0.05)  $ 12.42
  October 31,
  2000 (d)
Year Ended . . . . .  $    12.42        0.01         (3.16)       (3.15)       (0.01)     (0.17)          (0.18)  $  9.09
  October 31,
 2001
Year Ended . . . . .  $     9.09        0.03         (1.50)       (1.47)       (0.03)         -           (0.03)  $  7.59
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .  $     7.59        0.02          0.26         0.28        (0.02)         -           (0.02)  $  7.85

INSTITUTIONAL CLASS
SHARES
Period Ended . . . .  $    12.73        0.09         (0.25)       (0.16)       (0.08)         -           (0.08)  $ 12.49
  October 31,
  2000 (d)
Year Ended . . . . .  $    12.49        0.11         (3.17)       (3.06)       (0.11)     (0.17)          (0.28)  $  9.15
  October 31,
  2001
Year Ended . . . . .  $     9.15        0.11         (1.51)       (1.40)       (0.11)         -           (0.11)  $  7.64
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .  $     7.64        0.06          0.27         0.33        (0.06)         -           (0.06)  $  7.91
-------------------------------------------------------------------------------------------------------------------------

                                                           RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------------------
                                                                RATIO           RATIO         RATIO OF NET
                                                  RATIO        OF NET            OF            INVESTMENT
                                      NET          OF        INVESTMENT       EXPENSES           INCOME
                                    ASSETS      EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                   AT END OF   TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                        TOTAL       PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                      RETURN (A)    (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . .   5.71% (e)  $     2,214    0.63% (f)      0.47% (f)        0.88% (f)          0.22% (f)         9.72%
  October 31,
  2000 (d)
Year Ended . . . . .    (25.24%)  $     3,237        0.63%          0.70%            1.03%              0.30%         1.85%
  October 31,
  2001
Year Ended . . . . .    (15.62%)  $     3,942        0.52%          1.06%            0.61%              0.97%         3.06%
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .   4.23% (e)  $     4,515    0.48% (f)      1.34% (f)        0.58% (f)          1.25% (f)         0.55%

CLASS B SHARES
Period Ended . . . .   5.17% (e)  $       987    1.23% (f)    (0.12%) (f)        2.05% (f)        (0.94%) (f)         9.72%
  October 31,
  2000 (d)
Year Ended . . . . .    (25.65%)  $     1,879        1.23%          0.11%            2.21%            (0.87%)         1.85%
  October 31,
  2001
Year Ended . . . . .    (16.24%)  $     2,423        1.23%          0.35%            1.39%              0.19%         3.06%
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .   3.73% (e)  $     2,745    1.23% (f)      0.59% (f)        1.32% (f)          0.50% (f)         0.55%

INSTITUTIONAL CLASS
SHARES
Period Ended . . . .   6.01% (e)  $    92,190    0.23% (f)      0.83% (f)        0.30% (f)          0.76% (f)         9.72%
  October 31,
  2000 (d)
Year Ended . . . . .    (24.84%)  $   107,955        0.23%          1.10%            0.29%              1.04%         1.85%
  October 31,
  2001
Year Ended . . . . .    (15.44%)  $   235,333        0.23%          1.37%            0.33%              1.27%         3.06%
  October 31,
  2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . .   4.35% (e)  $   373,358    0.23% (f)      1.58% (f)        0.32% (f)          1.49% (f)         0.55%
---------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)  Not  annualized.
(f)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 89

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

NATIONWIDE  S&P  500  INDEX  FUND  (continued)

                                             INVESTMENT  ACTIVITIES                  DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                                                     NET
                                                   REALIZED
                           NET                       AND                                                              NET
                          ASSET         NET       UNREALIZED      TOTAL                                              ASSET
                          VALUE,    INVESTMENT      GAINS         FROM          NET         NET                     VALUE,
                        BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                        OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Period Ended . . . . .  $     9.66         0.09         2.25         2.34        (0.09)         -           (0.09)  $ 11.91
  October 31, 1999 (d)
Year Ended . . . . . .  $    11.91         0.07         0.56         0.63        (0.07)     (0.02)          (0.09)  $ 12.45
  October 31, 2000
Year Ended . . . . . .  $    12.45         0.07        (3.17)       (3.10)       (0.07)     (0.17)          (0.24)  $  9.11
  October 31, 2001
Year Ended . . . . . .  $     9.11         0.08        (1.50)       (1.42)       (0.08)         -           (0.08)  $  7.61
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     7.61         0.04         0.27         0.31        (0.04)         -           (0.04)  $  7.88

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .  $     9.66         0.10         2.27         2.37        (0.09)         -           (0.09)  $ 11.94
  October 31, 1999 (d)
Year Ended . . . . . .  $    11.94         0.08         0.56         0.64        (0.08)     (0.02)          (0.10)  $ 12.48
  October 31, 2000
Year Ended . . . . . .  $    12.48         0.08        (3.17)       (3.09)       (0.08)     (0.17)          (0.25)  $  9.14
  October 31, 2001
Year Ended . . . . . .  $     9.14         0.09        (1.50)       (1.41)       (0.09)         -           (0.09)  $  7.64
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     7.64         0.05         0.27         0.32        (0.05)         -           (0.05)  $  7.91

LOCAL FUND SHARES
Period Ended . . . . .  $    10.00         0.04        (0.35)       (0.31)       (0.03)         -           (0.03)  $  9.66
  October 31, 1998 (e)
Year Ended . . . . . .  $     9.66         0.12         2.27         2.39        (0.10)         -           (0.10)  $ 11.95
  October 31, 1999
Year Ended . . . . . .  $    11.95         0.11         0.54         0.65        (0.10)     (0.02)          (0.12)  $ 12.48
  October 31, 2000
Year Ended . . . . . .  $    12.48         0.07        (3.14)       (3.07)       (0.07)     (0.17)          (0.24)  $  9.17
  October 31, 2001
Year Ended . . . . . .  $     9.17         0.11        (1.52)       (1.41)       (0.10)         -           (0.10)  $  7.66
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     7.66         0.06         0.27         0.33        (0.06)         -           (0.06)  $  7.93
---------------------------------------------------------------------------------------------------------------------------

                                                             RATIOS  /  SUPPLEMENTAL  DATA
--------------------------------------------------------------------------------------------------------------------------
                                                                 RATIO           RATIO        RATIO OF NET
                                        NET        RATIO        OF NET            OF           INVESTMENT
                                      ASSETS        OF        INVESTMENT       EXPENSES       INCOME (LOSS)
                                      AT END     EXPENSES    INCOME (LOSS)     (PRIOR TO        (PRIOR TO
                                        OF      TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                           TOTAL      PERIOD        NET           NET         TO AVERAGE       TO AVERAGE      PORTFOLIO
                        RETURN (A)    (000S)      ASSETS        ASSETS      NET ASSETS (B)   NET ASSETS (B)   TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Period Ended . . . . .    24.27%(f)  $  72,049    0.63% (g)      0.69% (g)        0.83% (g)        0.49% (g)        55.07%
  October 31, 1999 (d)
Year Ended . . . . . .        5.25%  $ 189,443        0.63%          0.54%            0.70%            0.47%         9.72%
  October 31, 2000
Year Ended . . . . . .     (25.22%)  $ 233,943        0.63%          0.70%            0.69%            0.64%         1.85%
  October 31, 2001
Year Ended . . . . . .     (15.73%)  $ 266,515        0.63%          0.94%            0.72%            0.85%         3.06%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .    4.16% (f)  $ 310,957    0.63% (g)      1.19% (g)        0.72% (g)        1.10% (g)         0.55%

INSTITUTIONAL SERVICE
CLASS SHARES
Period Ended . . . . .   24.64% (f)  $  17,389    0.48% (g)      0.87% (g)        0.67% (g)        0.68% (g)        55.07%
  October 31, 1999 (d)
Year Ended . . . . . .        5.37%  $  31,917        0.48%          0.69%            0.55%            0.62%         9.72%
  October 31, 2000
Year Ended . . . . . .     (25.04%)  $  35,097        0.48%          0.84%            0.54%            0.78%         1.85%
  October 31, 2001
Year Ended . . . . . .     (15.56%)  $  41,498        0.48%          1.09%            0.57%            1.00%         3.06%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .    4.22% (f)  $  50,162    0.48% (g)      1.34% (g)        0.57% (g)        1.25% (g)         0.55%

LOCAL FUND SHARES
Period Ended . . . . .  (3.08%) (f)  $  22,325    0.35% (g)      1.55% (g)        0.64% (g)        1.26% (g)         3.07%
  October 31, 1998 (e)
Year Ended . . . . . .       24.85%  $  30,674        0.35%          1.05%            0.52%            0.88%        55.07%
  October 31, 1999
Year Ended . . . . . .        5.43%  $  10,555        0.35%          0.84%            0.38%            0.81%         9.72%
  October 31, 2000
Year Ended . . . . . .     (24.91%)  $      96        0.35%          0.94%            0.37%            0.92%         1.85%
  October 31, 2001
Year Ended . . . . . .     (15.47%)  $      81        0.31%          1.25%            0.39%            1.17%         3.06%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .    4.30% (f)  $      84    0.30% (g)      1.53% (g)        0.39% (g)        1.44% (g)         0.55%
--------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) For the period from July 24, 1998 (commencement of operations) through October 31, 1998.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
90 SEMIANNUAL REPORT 2003

NATIONWIDE  MID  CAP  MARKET  INDEX  FUND


                                            INVESTMENT  ACTIVITIES                    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
                                                     NET
                                                   REALIZED
                           NET                       AND                                                              NET
                          ASSET         NET       UNREALIZED      TOTAL                                              ASSET
                          VALUE,    INVESTMENT      GAINS         FROM          NET         NET                     VALUE,
                        BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                        OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $    10.00        0.09          1.76         1.85        (0.08)         -           (0.08)  $ 11.77
  October 31, 2000 (d)
Year Ended . . . . . .  $    11.77        0.07         (1.50)       (1.43)       (0.08)     (0.47)          (0.55)  $  9.79
  October 31, 2001
Year Ended . . . . . .  $     9.79        0.04         (0.59)       (0.55)       (0.05)         -           (0.05)  $  9.19
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     9.19        0.02          0.31         0.33        (0.02)         -           (0.02)  $  9.50

CLASS B SHARES
Period Ended . . . . .  $    11.62           -         (1.83)       (1.83)           -      (0.05)          (0.05)  $  9.74
  October 31, 2001 (e)
Year Ended . . . . . .  $     9.74       (0.01)        (0.58)       (0.59)       (0.02)         -           (0.02)  $  9.13
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     9.13       (0.01)         0.31         0.30            -          -               -   $  9.43

INSTITUTIONAL CLASS
 SHARES
Period Ended . . . . .  $    10.00        0.14          1.76         1.90        (0.10)         -           (0.10)  $ 11.80
  October 31, 2000 (d)
Year Ended . . . . . .  $    11.80        0.10         (1.49)       (1.39)       (0.10)     (0.47)          (0.57)  $  9.84
  October 31, 2001
Year Ended . . . . . .  $     9.84        0.08         (0.58)       (0.50)       (0.09)         -           (0.09)  $  9.25
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $     9.25        0.04          0.31         0.35        (0.04)         -           (0.04)  $  9.56
---------------------------------------------------------------------------------------------------------------------------

                                                             RATIOS  /  SUPPLEMENTAL  DATA
-----------------------------------------------------------------------------------------------------------------------------
                                                                  RATIO           RATIO         RATIO OF NET
                                         NET        RATIO        OF NET            OF            INVESTMENT
                                       ASSETS        OF        INVESTMENT       EXPENSES           INCOME
                                       AT END     EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                         OF      TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL       PERIOD        NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)    (000S)      ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .    18.51% (f)  $   3,049    0.81% (g)      0.95% (g)        3.12% (g)        (1.36%) (g)        35.19%
  October 31, 2000 (d)
Year Ended . . . . . .      (12.57%)  $   9,028        0.81%          0.56%            1.27%              0.10%       119.76%
  October 31, 2001
Year Ended . . . . . .       (5.67%)  $  19,002        0.73%          0.42%            0.83%              0.32%        15.82%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .     3.62% (f)  $  22,719    0.71% (g)      0.55% (g)        0.82% (g)          0.43% (g)         5.36%

CLASS B SHARES
Period Ended . . . . .  (16.05%) (f)  $       6    1.41% (g)    (0.38%) (g)        3.66% (g)        (2.63%) (g)       119.76%
  October 31, 2001 (e)
Year Ended . . . . . .       (6.13%)  $      86        1.32%        (0.16%)            1.44%            (0.28%)        15.82%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .     3.32% (f)  $     142    1.31% (g)    (0.07%) (g)        1.42% (g)        (0.19%) (g)         5.36%

INSTITUTIONAL CLASS
 SHARES
Period Ended . . . . .    19.03% (f)  $   7,957    0.31% (g)      1.49% (g)        2.76% (g)        (0.96%) (g)        35.19%
  October 31, 2000 (d)
Year Ended . . . . . .      (12.17%)  $  26,719        0.31%          1.08%            1.00%              0.39%       119.76%
  October 31, 2001
Year Ended . . . . . .       (5.19%)  $  84,128        0.31%          0.84%            0.44%              0.71%        15.82%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .     3.79% (f)  $ 140,777    0.31% (g)      0.94% (g)        0.43% (g)          0.83% (g)         5.36%
-----------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 91

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

NATIONWIDE  SMALL  CAP  INDEX  FUND

                                                 INVESTMENT  ACTIVITIES               DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                                           NET
                                                      REALIZED AND
                             NET                       UNREALIZED       TOTAL                                       NET
                        ASSET VALUE,        NET           GAINS         FROM          NET                      ASSET VALUE,
                          BEGINNING     INVESTMENT     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL          END OF
                          OF PERIOD    INCOME (LOSS)   INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS      PERIOD
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $       10.00           0.07         (0.34)       (0.27)       (0.06)          (0.06)  $        9.67
  October 31, 2000 (d)
Year Ended . . . . . .  $        9.67           0.07         (1.32)       (1.25)       (0.08)          (0.08)  $        8.34
  October 31, 2001
Year Ended . . . . . .  $        8.34           0.05         (1.07)       (1.02)       (0.05)          (0.05)  $        7.27
  October 31, 2002
Six Months Ended . . .  $        7.27           0.03          0.49         0.52        (0.03)          (0.03)  $        7.76
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $        8.84           0.03         (1.59)       (1.56)       (0.03)          (0.03)  $        7.25
  October 31, 2002 (e)
Six Months Ended . . .  $        7.25           0.01          0.48         0.49        (0.01)          (0.01)  $        7.73
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .  $       10.00           0.09         (0.32)       (0.23)       (0.07)          (0.07)  $        9.70
  October 31, 2000 (d)
Year Ended . . . . . .  $        9.70           0.11         (1.32)       (1.21)       (0.11)          (0.11)  $        8.38
  October 31, 2001
Year Ended . . . . . .  $        8.38           0.08         (1.06)       (0.98)       (0.08)          (0.08)  $        7.32
  October 31, 2002
Six Months Ended . . .  $        7.32           0.04          0.49         0.53        (0.04)          (0.04)  $        7.81
  April 30, 2003
  (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                               RATIOS  /  SUPPLEMENTAL  DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                   RATIO OF NET
                                                                 RATIO OF NET      RATIO OF         INVESTMENT
                                                     RATIO OF     INVESTMENT       EXPENSES           INCOME
                                       NET ASSETS    EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       AT END OF    TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                           TOTAL         PERIOD         NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         RETURN (A)      (000S)       ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .   (2.71%) (f)  $         32    0.79% (g)      1.00% (g)      329.04% (g)      (327.25%) (g)        48.27%
  October 31, 2000 (d)
Year Ended . . . . . .      (12.95%)  $      4,098        0.79%          0.75%            1.64%            (0.10%)        50.19%
  October 31, 2001
Year Ended . . . . . .      (12.29%)  $     11,079        0.71%          0.71%            0.97%              0.45%        34.77%
  October 31, 2002
Six Months Ended . . .     7.15% (f)  $     14,419    0.69% (g)      0.88% (g)        0.88% (g)          0.69% (g)         1.88%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  (17.68%) (f)  $         89    1.29% (g)      0.15% (g)        1.55% (g)        (0.11%) (g)        34.77%
  October 31, 2002 (e)
Six Months Ended . . .     6.72% (f)  $        100    1.29% (g)      0.28% (g)        1.48% (g)          0.08% (g)         1.88%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .   (2.30%) (f)  $      2,301    0.29% (g)      1.69% (g)       19.76% (g)       (17.78%) (g)        48.27%
  October 31, 2000 (d)
Year Ended . . . . . .      (12.54%)  $     11,366        0.29%          1.30%            1.94%            (0.35%)        50.19%
  October 31, 2001
Year Ended . . . . . .      (11.80%)  $     33,247        0.29%          1.14%            0.58%              0.85%        34.77%
  October 31, 2002
Six Months Ended . . .     7.31% (f)  $     54,254    0.29% (g)      1.29% (g)        0.48% (g)          1.09% (g)         1.88%
  April 30, 2003
  (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
92 SEMIANNUAL REPORT 2003

NATIONWIDE  INTERNATIONAL  INDEX  FUND

                                            INVESTMENT  ACTIVITIES                 DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
                                                     NET
                                                   REALIZED
                           NET                       AND                                                   NET
                          ASSET         NET       UNREALIZED      TOTAL                                   ASSET
                          VALUE,    INVESTMENT      GAINS         FROM          NET                      VALUE,
                        BEGINNING     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT       TOTAL       END OF      TOTAL
                        OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD    RETURN (A)
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $    10.00         0.06        (1.36)       (1.30)       (0.05)          (0.05)  $  8.65  (13.03%) (e)
  October 31, 2000 (d)
Year Ended . . . . . .  $     8.65         0.08        (2.28)       (2.20)       (0.08)          (0.08)  $  6.37      (25.44%)
  October 31, 2001
Year Ended . . . . . .  $     6.37         0.08        (1.06)       (0.98)       (0.08)          (0.08)  $  5.31      (15.65%)
  October 31, 2002
Six Months Ended . . .  $     5.31         0.05            -         0.05        (0.04)          (0.04)  $  5.32     0.93% (e)
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $    10.00         0.02        (1.38)       (1.36)       (0.02)          (0.02)  $  8.62  (13.62%) (e)
  October 31, 2000 (d)
Year Ended . . . . . .  $     8.62         0.04        (2.30)       (2.26)       (0.04)          (0.04)  $  6.32      (26.17%)
  October 31, 2001
Year Ended . . . . . .  $     6.32         0.03        (1.04)       (1.01)       (0.05)          (0.05)  $  5.26      (16.12%)
  October 31, 2002
Six Months Ended . . .  $     5.26         0.03         0.01         0.04        (0.03)          (0.03)  $  5.27     0.73% (e)
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .  $    10.00         0.09        (1.35)       (1.26)       (0.08)          (0.08)  $  8.66  (12.65%) (e)
  October 31, 2000 (d)
Year Ended . . . . . .  $     8.66         0.10        (2.29)       (2.19)       (0.10)          (0.10)  $  6.37      (25.28%)
  October 31, 2001
Year Ended . . . . . .  $     6.37         0.09        (1.04)       (0.95)       (0.10)          (0.10)  $  5.32      (15.20%)
  October 31, 2002
Six Months Ended . . .  $     5.32         0.06            -         0.06        (0.05)          (0.05)  $  5.33     1.13% (e)
  April 30, 2003
  (Unaudited)
------------------------------------------------------------------------------------------------------------------------------

                                                 RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------
                           NET                      RATIO                         RATIO OF NET
                         ASSETS       RATIO        OF NET         RATIO OF         INVESTMENT
                           AT          OF        INVESTMENT       EXPENSES           INCOME
                           END      EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                           OF      TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                         PERIOD        NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                         (000S)      ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $     230    0.86% (f)      1.01% (f)       49.77% (f)       (47.90%) (f)         5.66%
  October 31, 2000 (d)
Year Ended . . . . . .  $  10,877        0.86%          1.17%            3.97%            (1.94%)        30.18%
  October 31, 2001
Year Ended . . . . . .  $  12,549        0.79%          1.15%            0.96%              0.98%        32.45%
  October 31, 2002
Six Months Ended . . .  $  14,159    0.77% (f)      1.94% (f)        0.91% (f)          1.79% (f)         4.04%
  April 30, 2003
  (Unaudited)

CLASS B SHARES
Period Ended . . . . .  $      53    1.46% (f)      0.39% (f)       63.29% (f)       (61.44%) (f)         5.66%
  October 31, 2000 (d)
Year Ended . . . . . .  $      59        1.46%          0.42%            7.41%            (5.53%)        30.18%
  October 31, 2001
Year Ended . . . . . .  $      80        1.39%          0.64%            1.72%              0.31%        32.45%
  October 31, 2002
Six Months Ended . . .  $      85    1.36% (f)      1.25% (f)        1.51% (f)          1.11% (f)         4.04%
  April 30, 2003
  (Unaudited)

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .  $   2,858    0.36% (f)      1.16% (f)        8.18% (f)        (6.66%) (f)         5.66%
  October 31, 2000 (d)
Year Ended . . . . . .  $  32,422        0.36%          1.42%            2.60%            (0.82%)        30.18%
  October 31, 2001
Year Ended . . . . . .  $ 119,502        0.36%          1.66%            0.56%              1.46%        32.45%
  October 31, 2002
Six Months Ended . . .  $ 200,836    0.36% (f)      2.46% (f)        0.51% (f)          2.31% (f)         4.04%
  April 30, 2003
  (Unaudited)
---------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)  Not  annualized.
(f)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 93

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

NATIONWIDE  BOND  INDEX  FUND


                                           INVESTMENT  ACTIVITIES                    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                     NET
                                                  REALIZED
                                                                                                                    NET
                           NET                       AND
                          ASSET         NET      UNREALIZED     TOTAL                                              ASSET
                          VALUE,    INVESTMENT      GAINS        FROM         NET         NET                     VALUE,
                        BEGINNING     INCOME     (LOSSES) ON  INVESTMENT  INVESTMENT   REALIZED       TOTAL       END OF
                        OF PERIOD     (LOSS)     INVESTMENTS  ACTIVITIES    INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .  $    10.00         0.50         0.08        0.58       (0.50)         -           (0.50)  $ 10.08
  October 31, 2000 (d)
Year Ended . . . . . .  $    10.08         0.57         0.93        1.50       (0.57)     (0.08)          (0.65)  $ 10.93
  October 31, 2001
Year Ended . . . . . .  $    10.93         0.47         0.05        0.52       (0.48)     (0.01)          (0.49)  $ 10.96
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $    10.96         0.18         0.23        0.41       (0.20)     (0.01)          (0.21)  $ 11.16

CLASS B SHARES
Period Ended . . . . .  $    10.75         0.02         0.18        0.20       (0.02)         -           (0.02)  $ 10.93
  October 31, 2001 (e)
Year Ended . . . . . .  $    10.93         0.41         0.05        0.46       (0.42)     (0.01)          (0.43)  $ 10.96
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $    10.96         0.16         0.22        0.38       (0.17)     (0.01)          (0.18)  $ 11.16

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .  $    10.00         0.54         0.09        0.63       (0.54)         -           (0.54)  $ 10.09
  October 31, 2000 (d)
Year Ended . . . . . .  $    10.09         0.63         0.91        1.54       (0.63)     (0.08)          (0.71)  $ 10.92
  October 31, 2001
Year Ended . . . . . .  $    10.92         0.52         0.05        0.57       (0.53)     (0.01)          (0.54)  $ 10.95
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .  $    10.95         0.21         0.23        0.44       (0.23)     (0.01)          (0.24)  $ 11.15
-------------------------------------------------------------------------------------------------------------------------

                                                          RATIOS  /  SUPPLEMENTAL  DATA
---------------------------------------------------------------------------------------------------------------------------
                                                              RATIO OF                        RATIO OF NET
                                       NET        RATIO          NET          RATIO OF         INVESTMENT

                                     ASSETS        OF        INVESTMENT       EXPENSES           INCOME
                                     AT END     EXPENSES    INCOME (LOSS)     (PRIOR TO     (LOSS) (PRIOR TO
                                       OF      TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)   REIMBURSEMENTS)
                          TOTAL      PERIOD        NET           NET         TO AVERAGE        TO AVERAGE       PORTFOLIO
                        RETURN (A)   (000S)      ASSETS        ASSETS      NET ASSETS (B)    NET ASSETS (B)    TURNOVER (C)
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended . . . . .   5.92% (f)  $   8,352    0.81% (g)      6.06% (g)        3.48% (g)          3.39% (g)        35.74%
  October 31, 2000 (d)
Year Ended . . . . . .      15.28%  $   9,693        0.81%          5.04%            1.12%              4.73%       150.27%
  October 31, 2001
Year Ended . . . . . .       5.01%  $  38,447        0.72%          4.29%            0.84%              4.17%       124.75%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .   3.83% (f)  $  51,296    0.71% (g)      3.38% (g)        0.83% (g)          3.26% (g)        82.22%

CLASS B SHARES
Period Ended . . . . .   1.85% (f)  $      10    1.41% (g)      3.05% (g)        1.63% (g)          2.83% (g)       150.27%
  October 31, 2001 (e)
Year Ended . . . . . .       4.38%  $      28        1.33%          3.69%            1.44%              3.58%       124.75%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .   3.53% (f)  $      34    1.31% (g)      2.81% (g)        1.42% (g)          2.70% (g)        82.22%

INSTITUTIONAL CLASS
SHARES
Period Ended . . . . .   6.47% (f)  $   3,763    0.31% (g)      6.49% (g)       10.87% (g)        (4.07%) (g)        35.74%
  October 31, 2000 (d)
Year Ended . . . . . .      15.71%  $  45,750        0.31%          5.51%            1.10%              4.72%       150.27%
  October 31, 2001
Year Ended . . . . . .       5.46%  $ 185,141        0.31%          4.67%            0.45%              4.53%       124.75%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited). . . . .   4.04% (f)  $ 306,887    0.31% (g)      3.77% (g)        0.43% (g)          3.66% (g)        82.22%
---------------------------------------------------------------------------------------------------------------------------

(a)  Excludes  sales  charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from October 12, 2001 (commencement of operations) through October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
94 SEMIANNUAL REPORT 2003

GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND

Service  Class  symbol:  MCAFX
Institutional  Class  symbol:  MCAIX
IRA  Class  symbol:  NMIRX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund outperformed, returning 1.65% versus 0.43% for its benchmark, the Lipper Money Market Index.

For broader comparison, the average return for this Fund's peer category (Short-Intermediate Investment Grade Debt Funds) was 3.36%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  FACTORS  INFLUENCED  PERFORMANCE?

The Fund grew rapidly during the period while interest-rate levels available for new purchases were at historically low levels. This detracted from performance. The average yield on the two-year Treasury note was only 1.69%.

Spread compression across most sectors of the fixed-income markets in which the Fund invests reduced available yields on new purchases, which modestly affected performance. Spreads on high-quality assets tightened by an average of 20 to 30 basis points during the period.

The short end of the yield curve steepened, increasing the relative yield advantage of the Fund versus its benchmark, which enhanced performance. Short-term interest rates fell by 30 basis points while intermediate rates were unchanged.

WHAT  PORTFOLIO  ATTRIBUTES  AFFECTED  PERFORMANCE?

The Fund benefited from holding longer maturity securities (with a three-year average duration, excluding wrap contracts) than its benchmark, which provided a strong yield advantage due to the steepness at the short end of the yield curve. The Fund's holdings in higher-spread asset classes such as residential mortgage-backed securities, home equity asset-backed securities and commercial mortgage-backed securities enhanced performance, given their higher yields.

The Fund's book value maintenance agreements (or "wrap contracts") enabled it to maintain a stable net asset value even as interest rates fluctuated, which was a positive for performance.

HOW  IS  THE  FUND  POSITIONED?

The Fund is positioned well to continue to outperform its benchmark due to its strong yield advantage garnered from holding longer-maturity assets in conjunction with the book value wrap contracts.

The Fund's wrap contracts should continue to enable the Fund to maintain a stable net asset value even if interest rates fluctuate. This would be particularly beneficial in a rising interest-rate environment. The Fund's high-quality holdings are positioned to perform well; the economy is expected to exhibit continued weakness over the next several months.

PORTFOLIO  MANAGER:  Perpetua  M.  Phillips  and  Parker  D.  Bridgeport

*    Performance  of IRA Class shares assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $393,658,069
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                             1 YR.   INCEPTION1
-----------------------------------------------
Service Class Shares . . .   3.82%        4.93%
-----------------------------------------------
Institutional Class Shares   4.19%        5.34%
-----------------------------------------------
IRA Shares . . . . . . . .   3.75%        4.91%
-----------------------------------------------

There are no sales charges on the shares of the Gartmore Morley Capital Accumulation Fund.

1     Fund  commenced
operations  on  February  1,  1999.

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $10.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

            SERVICE   LIPPER MONEY MARKET
DATE         CLASS       FUND INDEX        CPI
--------------------------------------------------
2/1/1999 .   10,000        10,000         10,000
10/31/1999   10,360        10,344         10,237
10/31/2000   10,931        10,946         10,590
10/31/2001   11,548        11,436         10,816
10/31/2002   12,060        11,605         11,035
4/30/2003.   12,263        11,654         11,288

Comparative performance of $10,000 invested in the Gartmore Morley Capital Accumulation Fund, the Lipper Money Market Fund Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees or expenses.

(a) The Lipper Money Market Fund Index generally reflects the return on selected Money Market Mutual Funds maintaining a constant price per share.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
2003 SEMIANNUAL REPORT 95

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND

ASSET  BACKED  SECURITIES  (28.1%)

                                              PRINCIPAL
                                                AMOUNT       VALUE
----------------------------------------------------------------------
AGENCY ABS (5.7%)
Federal Home Loan Mortgage Corp.,
  4.16%, 08/27/12, Series T-47 . . . . . . .  $2,000,000  $  2,040,910
Federal National Mortgage Association,
  4.03%, 08/25/29, Series 2001-W4. . . . . .   2,500,000     2,536,560
Federal National Mortgage Association,
  2.87%, 11/25/29, Series 2003-T3. . . . . .   4,000,000     4,007,303
Federal National Mortgage Association,
  4.08%, 11/25/32, Series 2002-W11 . . . . .   2,000,000     2,019,453
Federal National Mortgage Association,
  4.24%, 02/25/33, Series 2002-W12 . . . . .   3,000,000     3,060,677
Federal National Mortgage Association,
  3.99%, 03/25/40, Series 2001-W4. . . . . .   5,000,000     5,015,429
FHLMC Structured Pass Through Securities,
  3.55%, 10/27/31, Series T-50 . . . . . . .   5,000,000     4,860,772
                                                          ------------
                                                            23,541,104
                                                          ------------

----------------------------------------------------------------------
CREDIT CARDS (6.1%)
Chase Credit Card Master Trust,
  5.50%, 11/17/08. . . . . . . . . . . . . .   5,000,000     5,457,908
Citibank Credit Card Master Trust Issue,
  5.88%, 03/10/11, Series 1999-2 . . . . . .   4,000,000     4,455,794
Fleet Credit Card Master Trust II,
  5.60%, 12/15/08, Series 2001-B . . . . . .   4,011,000     4,293,182
MBNA Credit Card Master Note Trust,
  5.75%, 10/15/08, Series 2001-A1. . . . . .   5,000,000     5,469,661
MBNA Master Credit Card Trust,
  5.90%, 08/15/11, Series 1999-B . . . . . .   4,945,000     5,522,065
                                                          ------------
                                                            25,198,610
                                                          ------------

----------------------------------------------------------------------
HOME EQUITY LOANS (16.3%)
Centex Home Equity, 3.71%, 10/25/23,
  Series 2002-D. . . . . . . . . . . . . . .   5,000,000     5,117,369
Centex Home Equity, 3.56%, 06/25/25,
  Series 2002-C. . . . . . . . . . . . . . .   3,925,000     4,010,578
Chase Funding Loan Acquisition Trust,
  5.39%, 05/25/28, Series 2001-AD1 . . . . .   5,000,000     5,181,370
Chase Funding Mortgage Loan,
  5.04%, 12/25/23, Series 2002-1 . . . . . .   2,000,000     2,098,019
Chase Funding Mortgage Loan Asset
  Backed, 2.86%, 03/25/07, Series 2003-2. .    4,000,000     4,005,000
Chase Funding Mortgage Loan Asset
  Backed, 3.14%, 07/25/23, Series 2003-1. .    5,000,000     5,045,462
Countrywide Home Loans,
  4.96%, 05/25/32, Series 2002-SC1 . . . . .   2,000,000     2,019,811
Equity One Abs, Inc., 2.41%, 09/25/33,
  Series 2003-2. . . . . . . . . . . . . . .   2,000,000     1,999,375
Residential Asset Mortgage Products, Inc.,
  3.82%, 01/25/28, Series 2002-RS6 . . . . .   4,500,000     4,615,907
Residential Asset Mortgage Products, Inc.,
  3.24%, 01/25/29, Series 2003-RS2 . . . . .   6,000,000     6,016,628
Residential Asset Securities Corp.,
  3.58%, 12/25/26, Series 2002-KS6 . . . . .   4,000,000     4,095,338
Residential Asset Securities Corp.,
  5.23%, 06/25/27, Series 2002-KS2 . . . . .   2,000,000     2,064,768
Residential Asset Securities Corp.,
  2.66%, 10/25/28, Series 2003-KS2 . . . . .   6,000,000     5,973,547
Residential Asset Securities Corp.,
  4.58%, 12/25/30, Series 2002-KS8 . . . . .   9,000,000     9,250,078
Residential Funding Mortgage Securities II,
  4.36%, 08/25/17, Series 2002-HS3 . . . . .   5,000,000     5,165,319
                                                          ------------
                                                            66,658,569
                                                          ------------

TOTAL ASSET BACKED SECURITIES                              115,398,283
                                                          ------------

----------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.2%)

Citicorp Mortgage Securities, Inc.,
  5.50%, 02/25/32, Series 2002-2 . . . . . .   1,042,803     1,064,322
Countrywide Home Loans,
  5.25%, 08/25/32, Series 2002-12. . . . . .   2,485,461     2,537,856
Countrywide Home Loans,
  4.00%, 03/25/33, Series 2003-2 . . . . . .   4,000,000     3,878,440
Residential Asset Securitization Trust,
  4.25%, 03/25/33, Series 2003-A1. . . . . .   5,766,040     5,723,948
                                                          ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                   13,204,566
                                                          ------------

----------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (22.5%)
Bear Stearns Commercial Mortgage,
  3.97%, 11/11/35, Series 2002-PBW1. . . . .   6,913,134     7,026,641
Bear Stearns Commercial Mortgage,
  4.06%, 08/15/38, Series 2002-TOP8. . . . .   2,914,741     2,972,835
Bear Stearns Commercial Mortgage
  Securities Corp.,6.08%, 02/15/35,
  Series 2001-TOP2. . . . . . . . . . . . .    4,669,070     5,096,813
Bear Stearns Commercial Mortgage
  Securities, Inc., 5.06%, 11/15/16,
  Series 2001-TOP. . . . . . . . . . . . . .   2,865,150     3,041,310
Bear Stearns Commercial Mortgage
  Securities, Inc., 5.92%, 10/15/36,
  Series 2002-TOP6. . . . . . . . . . . . .    1,897,927     2,065,164
Chase Commercial Mortgage Securities
  Corp., 6.39%, 11/18/30, Series 1998-2. . .   4,000,000     4,523,327
Chase Commercial Mortgage Securities
  Corp., 6.03%, 11/18/30, Series 1998-2. . .   3,619,480     3,908,395
First Union - Lehman Brothers - Bank of
  America, 6.56%, 11/18/35, Series 1998-C. .   7,000,000     7,949,666
First Union National Bank Commercial
  Mortgage, 5.59%, 02/12/34, Series 2002-C1.   5,638,282     6,047,395
JP Morgan Chase Commercial Mortgage,
  6.04%, 11/15/35, Series 2001-CIB3. . . . .   4,000,000     4,446,558
JP Morgan Commercial Mortgage Finance
  Corp.,6.18%, 10/15/35, Series 1999-C7. . .   2,980,156     3,244,867
LB-UBS Commercial Mortgage Trust,
  3.17%, 12/15/26, Series 2002-C7. . . . . .   4,751,016     4,840,963
Morgan Stanley Capital I,
  6.97%, 04/15/33, Series 1999-LIFE. . . . .   2,822,083     3,134,973
Morgan Stanley Dean Witter Capital I,
  5.31%, 07/15/33, Series 2001-TOP3. . . . .   3,767,054     3,989,095

--------------------------------------------------------------------------------
96 SEMIANNUAL REPORT 2003

COMMERCIAL  MORTGAGE  BACKED  SECURITIES  (CONTINUED)  COMMON  STOCKS  (99.5%)

                                               PRINCIPAL
                                                 AMOUNT       VALUE
-----------------------------------------------------------------------
Morgan Stanley Dean Witter Capital I,
  6.09%, 04/15/34, Series 2002-HQ . . . . . .  $4,000,000  $  4,451,331
Morgan Stanley Dean Witter Capital I,
  5.90%, 10/15/35, Series 2001-TOP5 . . . . .   5,000,000     5,513,332
Morgan Stanley Dean Witter Capital I,
  3.98%, 11/13/36, Series 2003-TOP9 . . . . .   2,481,923     2,518,593
Morgan Stanley Dean Witter Capital I,
  6.32%, 02/15/33, Series 2001-TOP1 . . . . .   5,169,021     5,686,984
Morgan Stanley Dean Witter Capital I,
  6.01%, 07/15/33, Series 2001-TOP3 . . . . .   2,763,586     3,017,827
Morgan Stanley Dean Witter Capital I,
  4.59%, 04/15/34, Series 2002-HQ . . . . . .   1,579,475     1,634,401
Morgan Stanley Dean Witter Capital I,
  5.02%, 10/15/35, Series 2001-TOP5 . . . . .   1,719,611     1,819,337
Morgan Stanley Dean Witter Capital I,
  5.38%, 01/15/39, Series 2002-TOP7 . . . . .   5,177,127     5,538,223
                                                           ------------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                  92,468,030
                                                           ------------

CORPORATE BONDS (6.8%)
-----------------------------------------------------------------------
FINANCIAL SERVICES (6.8%)
Associates Corp. of North America,
  6.25%, 11/01/08 . . . . . . . . . . . . . .   3,000,000     3,414,042
Bank of America Corp., 5.75%,
  03/01/04, Series H. . . . . . . . . . . . .     950,000       983,795
Citigroup, Inc., 3.50%, 02/01/08. . . . . . .   5,000,000     5,049,800
Commercial Credit Co., 6.50%,
  08/01/04. . . . . . . . . . . . . . . . . .   1,000,000     1,059,471
General Electric Capital Corp.,
  6.50%, 12/10/07, Series A . . . . . . . . .   3,075,000     3,494,627
General Electric Capital Corp.,
  4.25%, 01/15/08 . . . . . . . . . . . . . .   3,000,000     3,124,011
General Electric Capital Corp.,
  4.63%, 09/15/09, Series A . . . . . . . . .   2,000,000     2,099,616
Morgan Stanley Dean Witter, 5.63%, 01/20/04.      850,000       875,407
Nationsbank Corp., 6.38%, 02/15/08. . . . . .   5,000,000     5,653,664
Northwest Financial, Inc., 5.38%,
  09/30/03. . . . . . . . . . . . . . . . . .     805,000       818,155
Wachovia Corp., 6.70%, 06/21/04 . . . . . . .   1,400,000     1,479,820
                                                           ------------

TOTAL CORPORATE BONDS                                        28,052,408
                                                           ------------

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (1.6%)
-----------------------------------------------------------------------
FEDERAL HOME LOAN BANK (0.3%)
7.00%, 11/17/06, Series SU06,
  Callable one date only,
  11/17/03 @100 . . . . . . . . . . . . . . .   1,000,000     1,030,253
                                                           ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (1.3%)
4.20%, 11/07/05, Callable one date
  only,11/07/03 @ 100 . . . . . . . . . . . .   2,500,000     2,530,580
5.13%, 02/13/07, Callable one date
  only,02/13/04 @ 100. . . . . . . . . . . .    3,000,000     3,092,196
                                                           ------------
                                                              5,622,776
                                                           ------------

TOTAL U.S. GOVERNMENT SPONSORED
  AND AGENCY OBLIGATIONS                                      6,653,029
                                                           ------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (33.5%)
-----------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (16.3%)
5.00%, 05/15/14, Series 2467. . . . . . . . .   2,599,867     2,698,754
6.50%, 06/01/14, Pool E00678. . . . . . . . .   1,302,896     1,376,459
7.00%, 10/01/15, Pool E81594. . . . . . . . .     633,328       676,974
6.00%, 06/01/16, Pool E00985. . . . . . . . .   2,224,502     2,324,575
6.00%, 11/01/16, Pool E01072. . . . . . . . .   3,602,110     3,764,157
5.50%, 01/01/17, Pool E01084. . . . . . . . .   4,396,707     4,571,968
6.00%, 05/01/17, Pool E01140. . . . . . . . .   1,408,595     1,471,722
5.00%, 08/01/17, Pool E90983. . . . . . . . .   2,955,433     3,056,201
5.00%, 09/01/17, Pool E91228. . . . . . . . .   9,401,811     9,722,373
5.00%, 09/01/17, Pool E01207. . . . . . . . .   3,556,018     3,677,263
5.00%, 09/01/17, Pool E91316. . . . . . . . .   3,646,812     3,771,153
5.00%, 09/01/17, Pool E91376. . . . . . . . .   2,685,968     2,777,548
4.50%, 12/01/17, Pool E01305. . . . . . . . .   5,841,886     5,937,503
5.00%, 12/01/17, Pool E92995. . . . . . . . .   4,853,849     5,019,344
4.50%, 01/01/18, Pool E01304. . . . . . . . .   5,897,932     5,994,466
4.50%, 04/01/18, Pool E95559. . . . . . . . .   5,000,000     5,079,464
4.50%, 05/01/18, Pool E95904. . . . . . . . .   5,000,000     5,079,464
                                                           ------------
                                                             66,999,388
                                                           ------------

-----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (17.0%)
5.00%, 08/01/09, Pool 254437. . . . . . . . .   2,407,398     2,488,267
3.50%, 11/25/09, Series 2003-16, PG . . . . .   5,000,000     5,089,584
6.50%, 12/01/14, Pool 535059. . . . . . . . .   1,542,580     1,636,043
3.50%, 11/25/15, Series 2003-14, AN . . . . .   5,000,000     5,004,726
6.00%, 06/01/16, Pool 253845. . . . . . . . .   1,222,931     1,282,035
5.00%, 12/01/16, Pool 618477. . . . . . . . .   2,559,080     2,646,489
6.00%, 12/01/16, Pool 254089. . . . . . . . .   3,601,397     3,775,452
5.50%, 02/01/17, Pool 625178. . . . . . . . .   1,512,197     1,574,112
5.00%, 09/01/17, Pool 254486. . . . . . . . .   2,671,480     2,761,537
5.00%, 09/01/17, Pool 545901. . . . . . . . .   4,598,643     4,753,666
5.00%, 11/01/17, Pool 254510. . . . . . . . .   3,248,278     3,357,779
4.50%, 12/01/17, Pool 676637. . . . . . . . .   4,002,209     4,065,202
4.50%, 01/01/18, Pool 681060. . . . . . . . .   5,354,398     5,436,148
4.50%, 02/01/18, Pool 677680. . . . . . . . .   5,889,424     5,982,119
4.50%, 03/25/18, Pool 254719. . . . . . . . .   8,919,280     9,055,458
4.50%, 05/01/18, Pool 702320. . . . . . . . .   5,000,000     5,076,339
3.50%, 03/25/33, Series 2003-14, AN . . . . .   5,921,479     5,910,072
                                                           ------------
                                                             69,895,028
                                                           ------------

-----------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.2%)
5.50%, 11/20/31, Series 2002-15 . . . . . . .     949,745       987,337
                                                           ------------

TOTAL U.S. GOVERNMENT SPONSORED
  MORTGAGE-BACKED OBLIGATIONS. . . . . . . . .              137,881,753
                                                           ------------

TOTAL INVESTMENTS (COST
  $388,490,763) (A) - 95.7% . . . . . . . . .               393,658,069

OTHER ASSETS IN EXCESS OF LIABILITIES
  - 4.3%. . . . . . . . . . . . . . . . . . .                17,739,890
                                                           ------------

NET ASSETS - 100.0%. . . . . . . . . . . . .               $411,397,959
                                                           ------------
                                                           ------------

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 97

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2003  (Unaudited)

GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND  (Continued)

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities. FHLMC Federal Home Loan Mortgage Corporation

VALUE OF WRAP CONTRACTS:

Wrap Contract with Bank of America NT & SA  $(2,788,745)
Wrap Contract with Aegon USA . . . . . . .   (2,788,745)
                                            ------------

TOTAL WRAP CONTRACTS . . . . . . . . . . .  $(5,577,490)
                                            ------------
                                            ------------

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
98 SEMIANNUAL REPORT 2003

NORTHPOINTE  SMALL  CAP  VALUE  FUND

Institutional  Class  symbol:  NNSVX

HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2003, the Fund returned 5.48%* versus 7.55% for its benchmark, the Russell 2000 Index.

For broader comparison, the average return for this Fund's peer category (Small-Cap Value Funds) was 6.07%, according to Lipper, an independent company that provides mutual fund data and analysis.

WHAT  MARKET/ECONOMIC  AND  PORTFOLIO-SPECIFIC  FACTORS  AFFECTED  PERFORMANCE?

The Fund rebounded nicely in the latter part of 2002 but underperformed modestly in the first quarter of 2003. One reason was that we positioned the Fund less defensively than the market. In addition, the negative performance of several stocks overwhelmed the generally positive returns of the rest of the portfolio.

Some of these stocks, in hindsight, were simply poor investment choices in this uncertain environment. A few stock-specific issues simply were beyond our control or analysis. In some cases, we believed the future fundamentals of a company were threatened and we sold those stocks. A good example of this was AmeriCredit Corp., an auto financing company. In other cases, when we believed that a company's fundamentals were intact, we maintained the Fund's position in that stock.

DESCRIBE THE FUND'S TOP HOLDINGS AND ANY SIGNIFICANT TRANSACTIONS MADE DURING THE PERIOD.

As of April 30, 2003, the Fund's top holdings were BankAtlantic Bancorp, Inc., a diversified financial services company that continued to see robust core deposit growth and credit quality improvement; IPC Holdings Ltd., a Bermuda-based provider of property catastrophe and other lines of reinsurance that has enjoyed strong stellar results due to higher premiums and lower loss levels; and Friedman, Billings, Ramsey Group, Inc., an investment banking and asset management firm that was formed in the first quarter of 2003 through the merger of FBR and FBR Asset Investment Corp.

HOW  IS  THE  FUND  POSITIONED?

In this post-war environment, investors are focusing again on the state of the economy. Although uncertainty is still high, we believe that now is the time to begin shifting the portfolio to stocks that have significant upside potential, rather than remain in the safety of stocks that have limited downside potential. Thus, we are moving the portfolio in that direction. We acknowledge that clarity is limited, but we think the market already is discounting this uncertainty, given the price and favorable risk/reward picture of many stocks.

 Our portfolio shift may be early, but we believe that when clarity replaces uncertainty, we will likely have completed most of the Fund's repositioning. We are adhering to the discipline that has served us well over the years and have no reason to believe that this time will be any different.

PORTFOLIO  MANAGER:  NorthPointe  Capital,  LLC  -  Subadviser

* Performance of Institutional Class shares assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $28,016,801
APRIL  30,  2003

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2003)

                          1  YR INCEPTION1
------------------------------------------
Institutional  Class     -17.12%     3.81%
------------------------------------------

There  are  no  sales  charges  on the shares of the NorthPointe Small Cap Value
Fund.

1    Fund  commenced  operations  on  June  29,  2000.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


            INSTITUTIONAL     RUSSELL
DATE            CLASS           2000     CPI
------------------------------------------------
6/30/2000.         10,000       10,000  10,000
10/31/2000         10,514        9,659  10,099
10/31/2001         11,264        8,433  10,313
10/31/2002         10,539        7,457  10,522
4/30/2003.         11,117        8,020  10,764

Comparative performance of $10,000 invested in the Institutional Class of the NorthPointe Small Cap Value Fund, Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 2000 is composed of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

--------------------------------------------------------------------------------
                                                       2003 SEMIANNUAL REPORT 99

STATEMENT  OF  INVESTMENTS
April  30,  2003  (Unaudited)

NORTHPOINTE  SMALL  CAP  VALUE  FUND

COMMON  STOCKS  (94.7%)

                                           SHARES    VALUE
-------------------------------------------------------------
ADVERTISING AGENCIES (0.5%)
R.H. Donnelley Corp. (b). . . . . . . . .   4,700  $  140,342
                                                   ----------

-------------------------------------------------------------
AEROSPACE (1.7%)
Alliant Techsystems, Inc. (b) . . . . . .   3,900     209,508
MTC Technologies, Inc. (b). . . . . . . .   5,900     100,300
Orbital Sciences Corp. (b). . . . . . . .  33,900     189,162
                                                   ----------
                                                      498,970
                                                   ----------

-------------------------------------------------------------
AIR TRANSPORT (0.5%)
SkyWest, Inc. . . . . . . . . . . . . . .  10,892     139,309
                                                   ----------

-------------------------------------------------------------
AUTO PARTS-AFTER MARKET (0.6%)
Aftermarket Technology Corp. (b). . . . .  15,500     165,230
                                                   ----------

-------------------------------------------------------------
AUTO PARTS-ORIGINAL EQUIPMENT (0.3%)
Collins & Aikman Corp. (b). . . . . . . .  19,200      80,064
                                                   ----------

-------------------------------------------------------------
AUTO TRUCKS & PARTS (1.1%)
Wabash National Corp. (b) . . . . . . . .  33,800     317,044
                                                   ----------

-------------------------------------------------------------
BANKS-OUTSIDE NEW YORK CITY (5.3%)
Accredited Home Lenders Holding Co. (b) .  13,300     143,640
Community Bank System, Inc. . . . . . . .     720      24,948
Community First Bankshares, Inc.. . . . .  12,000     323,052
East West Bancorp, Inc. . . . . . . . . .  10,473     354,511
First Community Bancorp, Inc. . . . . . .   6,400     190,656
Macatawa Bank Corp. . . . . . . . . . . .   9,068     232,141
Provident Financial Group, Inc. . . . . .  13,640     322,586
                                                   ----------
                                                    1,591,534
                                                   ----------

-------------------------------------------------------------
BIOTECHNOLOGICAL RESEARCH & PRODUCTION (2.2%)
Enzon Pharmaceuticals, Inc. (b) . . . . .  16,100     220,892
Invitrogen Corp. (b). . . . . . . . . . .   4,100     134,070
Nabi Biopharmaceuticals (b) . . . . . . .  25,500     159,630
Serologicals Corp. (b). . . . . . . . . .  13,200     121,836
                                                   ----------
                                                      636,428
                                                   ----------

-------------------------------------------------------------
BUILDING MATERIALS (0.3%)
LSI Industries, Inc.. . . . . . . . . . .   9,850     102,933
                                                   ----------

-------------------------------------------------------------
BUILDING-AIR CONDITIONING (0.5%)
York International Corp.. . . . . . . . .   5,900     141,010
                                                   ----------

-------------------------------------------------------------
CASINOS & GAMBLING (0.8%)
Scientific Games Corp. Class A (b). . . .  36,200     236,024
                                                   ----------

-------------------------------------------------------------
CHEMICALS (1.4%)
A. Schulman, Inc. . . . . . . . . . . . .  10,400     170,134
Lubrizol Corp.. . . . . . . . . . . . . .   7,300     230,753
                                                   ----------
                                                      400,887
                                                   ----------

-------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY (1.8%)
Entrust, Inc. (b) . . . . . . . . . . . .  35,900      90,109
Harris Corp.. . . . . . . . . . . . . . .   7,700     219,912
Scientific-Atlanta, Inc.. . . . . . . . .  14,100     229,125
                                                   ----------
                                                      539,146
                                                   ----------

-------------------------------------------------------------
COMPUTER SERVICES, SOFTWARE & SYSTEMS (5.3%)
Autodesk, Inc.. . . . . . . . . . . . . .  13,100     203,836
Ciber, Inc. (b) . . . . . . . . . . . . .  30,700     166,701
Hyperion Solutions Corp. (b). . . . . . .   5,400     152,712
J.D. Edwards & Co. (b). . . . . . . . . .  16,400     196,472
Microstrategy, Inc. (b) . . . . . . . . .   6,100     167,933
MRO Software, Inc. (b). . . . . . . . . .   9,914      84,963
Novell, Inc. (b). . . . . . . . . . . . .  65,500     180,125
Parametric Technology Corp. (b) . . . . .  66,300     218,790
Quovadx, Inc. (b) . . . . . . . . . . . .  54,300     146,610
Watchguard Technologies, Inc. (b) . . . .  14,300      62,920
                                                   ----------
                                                    1,581,062
                                                   ----------

-------------------------------------------------------------
COMPUTER TECHNOLOGY (1.7%)
Advanced Digital Information Corp. (b). .  23,600     189,272
Intergraph Corp. (b). . . . . . . . . . .  15,200     310,080
                                                   ----------
                                                      499,352
                                                   ----------

-------------------------------------------------------------
CONSTRUCTION (1.3%)
Chicago Bridge and Iron Co. N.V.. . . . .   9,800     196,000
EMCOR Group, Inc. (b) . . . . . . . . . .   3,900     199,173
                                                   ----------
                                                      395,173
                                                   ----------

-------------------------------------------------------------
CONTAINERS & PACKAGING-METALS &
GLASS (0.4%)
Silgan Holdings, Inc. (b) . . . . . . . .   4,355     115,930
                                                   ----------

-------------------------------------------------------------
COSMETICS (0.4%)
Alberto-Culver Co. Class A. . . . . . . .   2,700     128,736
                                                   ----------

-------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (0.7%)
BISYS Group, Inc. (b) . . . . . . . . . .  12,200     205,936
                                                   ----------

-------------------------------------------------------------
DIVERSIFIED MATERIALS & PROCESSING (0.4%)
Armor Holdings, Inc. (b). . . . . . . . .  10,600     127,730
                                                   ----------

-------------------------------------------------------------
DRUGS & PHARMACEUTICALS (0.5%)
American Pharmaceutical Partners, Inc.
  (b) . . . . . . . . . . . . . . . . . .   5,400     126,090
CV Therapeutics, Inc. (b) . . . . . . . .   1,523      22,845
                                                   ----------
                                                      148,935
                                                   ----------

-------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.6%)
A.O. Smith Corp.. . . . . . . . . . . . .   6,200     184,884
                                                   ----------

--------------------------------------------------------------------------------
100 SEMIANNUAL REPORT 2003

COMMON STOCKS (CONTINUED)

                                           SHARES  VALUE
-------------------------------------------------------------
ELECTRONICS (0.9%)
Aeroflex, Inc. (b). . . . . . . . . . . .  24,700  $  132,886
Manufacturers Services Ltd. (b) . . . . .  32,700     125,895
                                                   ----------
                                                      258,781
                                                   ----------

-------------------------------------------------------------
ELECTRONICS: INSTRUMENTS, GAUGES & METERS (1.0%)
Itron, Inc. (b) . . . . . . . . . . . . .   8,400     168,168
Tektronix, Inc. (b) . . . . . . . . . . .   6,600     123,882
                                                   ----------
                                                      292,050
                                                   ----------

-------------------------------------------------------------
ELECTRONICS: MEDICAL SYSTEMS (0.4%)
CardioDynamics International Corp. (b). .  43,190     119,204
                                                   ----------

-------------------------------------------------------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS (1.5%)
Amkor Technology, Inc. (b). . . . . . . .  40,700     308,099
Atmel Corp. (b) . . . . . . . . . . . . .  66,300     121,992
                                                   ----------
                                                      430,091
                                                   ----------

-------------------------------------------------------------
ELECTRONICS:TECHNOLOGY (1.5%)
EDO Corp. . . . . . . . . . . . . . . . .   7,800     147,030
Herley Industries, Inc. (b) . . . . . . .   8,400     135,752
Trimble Navigation Ltd. (b) . . . . . . .   6,300     159,075
                                                   ----------
                                                      441,857
                                                   ----------

-------------------------------------------------------------
FERTILIZERS (0.7%)
IMC Global, Inc.. . . . . . . . . . . . .  22,800     206,568
                                                   ----------

-------------------------------------------------------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (1.6%)
eSPEED, Inc. (b). . . . . . . . . . . . .   6,800      88,740
Hypercom Corp. (b). . . . . . . . . . . .  39,800     185,866
NDC Health Corp.. . . . . . . . . . . . .  10,800     207,900
                                                   ----------
                                                      482,506
                                                   ----------

-------------------------------------------------------------
FOODS (2.7%)
Del Monte Foods Co. (b) . . . . . . . . .  27,700     220,215
International Multi-Foods Corp. (b) . . .   7,900     151,285
NBTY, Inc. (b). . . . . . . . . . . . . .  15,200     235,600
Sensient Technologies Corp. . . . . . . .   8,100     179,010
                                                   ----------
                                                      786,110
                                                   ----------

-------------------------------------------------------------
FUNERAL PARLORS AND CEMETERIES (0.2%)
Stewart Enterprises, Inc. Class A (b) . .  18,700      54,791
                                                   ----------

-------------------------------------------------------------
HEALTH CARE MANAGEMENT SERVICES (2.2%)
AMERIGROUP Corp. (b). . . . . . . . . . .   9,200     267,904
Community Health Systems, Inc. (b). . . .   8,100     153,900
Select Medical Corp. (b). . . . . . . . .  13,300     225,036
                                                   ----------
                                                      646,840
                                                   ----------

-------------------------------------------------------------
HEALTH CARE SERVICES (1.1%)
Apria Healthcare Group, Inc. (b). . . . .  14,300     335,335
                                                   ----------

-------------------------------------------------------------
HOMEBUILDING (0.5%)
Beazer Homes USA, Inc. (b). . . . . . . .   2,300     161,575
                                                   ----------

-------------------------------------------------------------
HOUSEHOLD FURNISHINGS (0.9%)
Furniture Brands International, Inc. (b).   5,700     135,375
La-Z-Boy, Inc.. . . . . . . . . . . . . .   6,800     132,804
                                                   ----------
                                                      268,179
                                                   ----------

-------------------------------------------------------------
IDENTIFICATION CONTROL & FILTER DEVICES (1.4%)
Hubbell, Inc. . . . . . . . . . . . . . .   7,200     231,120
Pall Corp.. . . . . . . . . . . . . . . .   8,700     183,744
                                                   ----------
                                                      414,864
                                                   ----------

-------------------------------------------------------------
INSURANCE-LIFE (1.2%)
Scottish Annuity & Life Holdings Ltd. . .  20,500     362,850
                                                   ----------

-------------------------------------------------------------
INSURANCE-PROPERTY & CASUALTY (3.2%)
Harleysville Group, Inc.. . . . . . . . .   7,200     169,920
IPC Holdings Ltd. . . . . . . . . . . . .  11,500     395,025
ProAssurance Corp. (b). . . . . . . . . .   7,100     183,819
RLI Corp. . . . . . . . . . . . . . . . .   6,500     192,075
                                                   ----------
                                                      940,839
                                                   ----------

-------------------------------------------------------------
INVESTMENT MANAGEMENT COMPANIES (0.5%)
Affiliated Managers Group, Inc. (b) . . .   3,100     143,561
                                                   ----------

-------------------------------------------------------------
MACHINERY-CONSTRUCTION & HANDLING (0.3%)
The Manitowoc Co. . . . . . . . . . . . .   5,200      96,720
                                                   ----------

-------------------------------------------------------------
MACHINERY-INDUSTRIAL/SPECIALTY (0.8%)
Joy Global, Inc. (b). . . . . . . . . . .   8,500     105,145
Kennametal, Inc.. . . . . . . . . . . . .   4,500     141,705
                                                   ----------
                                                      246,850
                                                   ----------

-------------------------------------------------------------
MACHINERY-OIL WELL EQUIPMENT & SERVICES (2.3%)
Key Energy Services, Inc. (b) . . . . . .  29,200     294,044
Rowan Co., Inc. . . . . . . . . . . . . .  13,600     278,800
Seacor Holdings, Inc. (b) . . . . . . . .   3,300     118,206
                                                   ----------
                                                      691,050
                                                   ----------

-------------------------------------------------------------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (1.7%)
Cyberonics, Inc. (b). . . . . . . . . . .  10,420     237,889
Owens & Minor, Inc. . . . . . . . . . . .  14,700     273,420
                                                   ----------
                                                      511,309
                                                   ----------

-------------------------------------------------------------
MEDICAL SERVICES (0.5%)
Curative Health Services, Inc. (b). . . .  10,800     135,000
                                                   ----------

-------------------------------------------------------------
METAL FABRICATING (0.3%)
Maverick Tube Corp. (b) . . . . . . . . .   5,010      89,128
                                                   ----------

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 101

STATEMENT  OF  INVESTMENTS(Continued)
April  30,  2003  (Unaudited)

NORTHPOINTE  SMALL  CAP  VALUE  FUND  (Continued)

COMMON  STOCKS  (CONTINUED)

                                            SHARES     VALUE
---------------------------------------------------------------
METALS & MINERALS MISCELLANEOUS (0.4%)
GrafTech International Ltd. (b). . . . . .  26,000  $   104,520
                                                    -----------

---------------------------------------------------------------
MISCELLANEOUS MATERIALS & PROCESSING (0.6%)
USEC, Inc. . . . . . . . . . . . . . . . .  33,300      186,480
                                                    -----------

---------------------------------------------------------------
OIL-CRUDE PRODUCERS (1.9%)
Chesapeake Energy Corp.. . . . . . . . . .  11,700       94,302
Energy Partners Ltd. (b) . . . . . . . . .  11,400      112,632
Newfield Exploration Co. (b) . . . . . . .  10,500      361,095
                                                    -----------
                                                        568,029
                                                    -----------

---------------------------------------------------------------
PAINTS & COATINGS (0.7%)
RPM International, Inc.. . . . . . . . . .  17,800      220,008
                                                    -----------

---------------------------------------------------------------
PAPER (0.6%)
Albany International Corp. Class A . . . .   7,500      178,050
                                                    -----------

---------------------------------------------------------------
POLLUTION CONTROL AND ENVIRONMENTAL SERVICES (0.6%)
Headwaters, Inc. (b) . . . . . . . . . . .  11,600      190,240
                                                    -----------

---------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT (1.1%)
Credence Systems Corp. (b) . . . . . . . .  13,700       97,270
Mykrolis Corp. (b) . . . . . . . . . . . .  13,700      109,874
Photronics, Inc. (b) . . . . . . . . . . .   9,600      120,672
                                                    -----------
                                                        327,816
                                                    -----------

---------------------------------------------------------------
PUBLISHING - NEWSPAPERS (1.1%)
Lee Enterprises, Inc.. . . . . . . . . . .   8,900      319,243
                                                    -----------

---------------------------------------------------------------
RADIO & TV BROADCASTERS (1.9%)
Cumulus Media, Inc. (b). . . . . . . . . .  14,047      242,170
Emmis Communications Corp. Class A (b) . .   7,400      140,378
Sinclair Broadcast Group, Inc. Class A (b)  16,400      173,840
                                                    -----------
                                                        556,388
                                                    -----------

---------------------------------------------------------------
RAILROADS (0.8%)
RailAmerica, Inc. (b). . . . . . . . . . .  31,900      234,465
                                                    -----------

---------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REIT) (4.3%)
Brandywine Realty Trust. . . . . . . . . .  14,800      330,040
CBL & Associates Properties, Inc.. . . . .   9,000      382,050
FelCor Lodging Trust, Inc. . . . . . . . .  15,100      107,059
Ramco-Gershenson Properties Trust. . . . .  10,100      230,785
SL Green Realty Corp.. . . . . . . . . . .   6,900      222,387
                                                    -----------
                                                      1,272,321
                                                    -----------

---------------------------------------------------------------
RENTAL & LEASING SERVICES-CONSUMER (0.4%)
Dollar Thrifty Automotive Group, Inc. (b).   6,700      109,947
                                                    -----------

---------------------------------------------------------------
RESTAURANTS (0.5%)
Triarc Cos., Inc. (b). . . . . . . . . . .   4,900      135,730
                                                    -----------

---------------------------------------------------------------
RETAIL (3.0%)
AnnTaylor Stores Corp. (b) . . . . . . . .   6,000      141,960
Claire's Stores, Inc.. . . . . . . . . . .   7,100      184,529
Group 1 Automotive, Inc. (b) . . . . . . .   3,400       93,534
Hibbet Sporting Goods, Inc. (b). . . . . .   4,050      109,998
Linens 'n Things, Inc. (b) . . . . . . . .   6,700      141,973
Sonic Automotive, Inc. (b) . . . . . . . .   5,500       94,875
The Men's Wearhouse, Inc. (b). . . . . . .   7,300      121,545
                                                    -----------
                                                        888,414
                                                    -----------

---------------------------------------------------------------
SAVINGS & LOAN (6.2%)
BankAtlantic Bancorp, Inc. Class A . . . .  37,502      432,022
Commercial Capital Bancorp, Inc. (b) . . .  15,400      200,200
Downey Financial Corp. . . . . . . . . . .   8,200      359,980
First Niagara Financial Group Inc. . . . .  12,300      149,445
FirstFed Financial Corp. (b) . . . . . . .   9,300      302,157
ITLA Capital Corp. (b) . . . . . . . . . .   5,900      210,925
Superior Financial Corp. . . . . . . . . .  11,400      217,056
                                                    -----------
                                                      1,871,785
                                                    -----------

---------------------------------------------------------------
SECURITIES BROKERAGE & SERVICES (1.8%)
Friedman, Billings, Ramsey Group, Inc. . .  35,770      392,755
NCO Group, Inc. (b). . . . . . . . . . . .   8,000      134,000
                                                    -----------
                                                        526,755
                                                    -----------

---------------------------------------------------------------
SERVICES: COMMERCIAL (2.4%)
Labor Ready, Inc. (b). . . . . . . . . . .  19,300      124,485
MPS Group, Inc. (b). . . . . . . . . . . .  37,587      253,712
Navigant International, Inc. (b) . . . . .   6,000       64,740
Waste Connections, Inc. (b). . . . . . . .   7,900      265,756
                                                    -----------
                                                        708,693
                                                    -----------

---------------------------------------------------------------
STEEL (0.3%)
Carpenter Technology Corp. . . . . . . . .   6,200       80,972
                                                    -----------

---------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (0.3%)
Arris Group, Inc. (b). . . . . . . . . . .  25,700      100,256
                                                    -----------

---------------------------------------------------------------
TEXTILE APPAREL MANUFACTURERS (0.6%)
Quiksilver, Inc. (b) . . . . . . . . . . .   5,100      166,260
                                                    -----------

---------------------------------------------------------------
TOYS (1.2%)
Hasbro, Inc. . . . . . . . . . . . . . . .  21,800      348,800
                                                    -----------

---------------------------------------------------------------
TRANSPORTATION MISC. (1.0%)
Pacer International, Inc. (b). . . . . . .  18,300      290,970
                                                    -----------

---------------------------------------------------------------
TRUCKERS (1.6%)
J.B. Hunt Transport Services, Inc. (b) . .   8,900      307,495
Yellow Corp. (b) . . . . . . . . . . . . .   5,800      154,860
                                                    -----------
                                                        462,355
                                                    -----------

--------------------------------------------------------------------------------
102 SEMIANNUAL REPORT 2003

COMMON STOCKS (CONTINUED)

                                            SHARES  VALUE
---------------------------------------------------------------
UTILITIES - ELECTRIC (1.3%)
Black Hills Corp.. . . . . . . . . . . . .   3,910  $   111,357
DQE, Inc.. . . . . . . . . . . . . . . . .  20,500      278,800
                                                    -----------
                                                        390,157
                                                    -----------

---------------------------------------------------------------
UTILITIES-WATER (0.7%)
American States Water Co.. . . . . . . . .   7,504      193,903
                                                    -----------

---------------------------------------------------------------
UTILITIES: GAS DISTRIBUTORS (3.5%)
New Jersey Resources Corp. . . . . . . . .  11,150      381,888
Questar Corp.. . . . . . . . . . . . . . .  11,500      347,300
Southwestern Energy Co. (b). . . . . . . .  23,600      314,116
                                                    -----------
                                                      1,043,304
                                                    -----------

---------------------------------------------------------------
UTILITIES:TELECOMMUNICATIONS (0.2%)
Nextel Partners, Inc. Class A (b). . . . .   8,300       48,223
                                                    -----------

TOTAL COMMON STOCKS                                  28,016,801
                                                    -----------

TOTAL INVESTMENTS (COST $27,646,733) (A)
  - 94.7%                                            28,016,801

OTHER ASSETS IN EXCESS OF LIABILITIES -
  5.3%                                                1,579,403
                                                    -----------

NET ASSETS - 100.0%                                 $29,596,204
                                                    -----------
                                                    -----------

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes  a  non-income  producing  security.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 103

STATEMENTS  OF  ASSETS  AND  LIABILITIES
April  30,  2003  (Unaudited)

                                                  GARTMORE       NORTHPOINTE
                                               MORLEY CAPITAL     SMALL CAP
                                                ACCUMULATION        VALUE
                                                    FUND            FUND
-----------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $388,490,763 . .  $   393,658,069   $ 28,016,801
  and $27,646,733; respectively)
Cash . . . . . . . . . . . . . . . . . . . .       22,548,155      1,637,335
Interest and dividends receivable. . . . . .        1,897,994          6,620
Receivable for capital shares issued . . . .          116,987              -
Receivable for investments sold. . . . . . .                -        148,487
Receivable from adviser. . . . . . . . . . .                -          1,190
Prepaid expenses and other assets. . . . . .           38,222          1,726
-----------------------------------------------------------------------------
Total Assets . . . . . . . . . . . . . . . .      418,259,427     29,812,159
-----------------------------------------------------------------------------
LIABILITIES:
Wrapper contracts, at value. . . . . . . . .        5,577,490              -
Distributions payable. . . . . . . . . . . .          955,954              -
Payable for investments purchased. . . . . .                -        184,578
Payable for capital shares redeemed. . . . .            8,279              -
Accrued expenses and other payables
Investment advisory fees . . . . . . . . . .           80,700         19,734
Fund administration and transfer agent fees.           56,504          4,878
Distribution fees. . . . . . . . . . . . . .           73,357              -
Administrative servicing fees. . . . . . . .           26,350              -
Wrapper contract premiums. . . . . . . . . .           57,885              -
Other. . . . . . . . . . . . . . . . . . . .           24,949          6,765
-----------------------------------------------------------------------------
Total Liabilities. . . . . . . . . . . . . .        6,861,468        215,955
-----------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . . . . .  $   411,397,959   $ 29,596,204
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
REPRESENTED BY:
Capital. . . . . . . . . . . . . . . . . . .  $   411,562,872   $ 30,443,621
Accumulated net investment income (loss) . .          288,044         11,106
Accumulated net realized gains (losses)
  from nvestment transactions. . . . . . . .          (42,773)    (1,228,591)
Net unrealized appreciation (depreciation)
  of investments . . . . . . . . . . . . . .        5,167,306        370,068
Net unrealized appreciation (depreciation)
  of wrapper contracts . . . . . . . . . . .       (5,577,490)             -
-----------------------------------------------------------------------------
NET ASSETS . . . . . . . . . . . . . . . . .  $   411,397,959   $ 29,596,204
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
NET ASSETS:
Service Class Shares . . . . . . . . . . . .  $   138,248,802   $          -
Institutional Class Shares . . . . . . . . .       37,048,372     29,596,204
IRA Class Shares . . . . . . . . . . . . . .      236,100,785              -
-----------------------------------------------------------------------------
Total. . . . . . . . . . . . . . . . . . . .  $   411,397,959   $ 29,596,204
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
SHARES OUTSTANDING
(unlimited number of shares authorized):
Service Class Shares . . . . . . . . . . . .       13,824,876              -
Institutional Class Shares . . . . . . . . .        3,704,846      2,866,423
IRA Class Shares . . . . . . . . . . . . . .       23,610,077              -
-----------------------------------------------------------------------------
Total. . . . . . . . . . . . . . . . . . . .       41,139,799      2,866,423
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
NET ASSET VALUE: (a)
Service Class Shares . . . . . . . . . . . .  $         10.00   $          -
Institutional Class Shares . . . . . . . . .  $         10.00   $      10.33
IRA Class Shares . . . . . . . . . . . . . .  $         10.00   $          -
-----------------------------------------------------------------------------

(a)  None  of  the  share  classes  are  subject  to  a  front-end sales charge.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
104 SEMIANNUAL REPORT 2003

STATEMENTS  OF  OPERATIONS
For  the  Six  Months  Ended  April  30,  2003  (Unaudited)


                                                            GARTMORE       NORTHPOINTE
                                                         MORLEY CAPITAL     SMALL CAP
                                                          ACCUMULATION        VALUE
                                                              FUND            FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income. . . . . . . . . . . . . . . . . . . .  $     5,672,374   $     14,044
Dividend income. . . . . . . . . . . . . . . . . . . .                -        196,345
---------------------------------------------------------------------------------------
Total Income . . . . . . . . . . . . . . . . . . . . .        5,672,374        210,389
---------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees . . . . . . . . . . . . . . .          450,401        122,981
Fund administration and transfer agent fees. . . . . .          212,304         24,059
Distribution fees Service Class. . . . . . . . . . . .          136,332              -
Distribution fees IRA Class. . . . . . . . . . . . . .          153,398              -
Administrative servicing fees Service Class. . . . . .           53,904              -
Administrative servicing fees IRA Class. . . . . . . .           47,644              -
Wrapper contract premiums. . . . . . . . . . . . . . .          222,515              -
Other fees . . . . . . . . . . . . . . . . . . . . . .           49,246          3,569
---------------------------------------------------------------------------------------
Total expenses before waived or reimbursed expenses. .        1,325,744        150,609
---------------------------------------------------------------------------------------
Investment advisory fees voluntarily reduced . . . . .         (128,685)             -
Expenses reimbursed. . . . . . . . . . . . . . . . . .                -         (5,925)
---------------------------------------------------------------------------------------
Total Expenses . . . . . . . . . . . . . . . . . . . .        1,197,059        144,684
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) . . . . . . . . . . . . .        4,475,315         65,705
---------------------------------------------------------------------------------------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Realized gains (losses) on investments transactions. .             (408)      (838,381)
Net change in unrealized appreciation/depreciation                                   2
  on investments . . . . . . . . . . . . . . . . . . .        1,935,601       ,386,481
Net change in unrealized appreciation/depreciation
  on wrapper contracts . . . . . . . . . . . . . . . .       (2,125,532)             -
---------------------------------------------------------------------------------------
Net realized/unrealized gains (losses) on investments.         (190,339)     1,548,100
---------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
FROM OPERATIONS. . . . . . . . . . . . . . . . . . . .  $     4,284,976   $  1,613,805
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 105

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

GARTMORE  GROWTH  FUND

                                                  GARTMORE MORLEY                        NORTHPOINTE
                                              CAPITAL ACCUMULATION FUND              SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                              ENDED              ENDED              ENDED              ENDED
                                          APRIL 30, 2003    OCTOBER 31, 2002    APRIL 30, 2003    OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------------
                                              (UNAUDITED)                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss). . . . . .  $     4,475,315   $       3,105,314   $        65,705   $         176,348
Net realized gains (losses) on
  investment transactions . . . . . . .             (408)            (42,365)         (838,381)           (345,795)
Net change in unrealized appreciation/
  depreciation on investments . . . . .        1,935,601           1,744,590         2,386,481          (2,036,800)
Net change in unrealized appreciation/
  depreciation on wrapper contracts. .        (2,125,532)         (1,776,778)                -                   -

-------------------------------------------------------------------------------------------------------------------
Change in net assets from operations. .        4,284,976           3,030,761         1,613,805          (2,206,247)
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SERVICE CLASS
SHAREHOLDERS FROM:
Net investment income . . . . . . . . .       (1,826,221)         (1,991,460)                -                   -
Net realized gains on investments . . .                -             (99,316)                -                   -

DISTRIBUTIONS TO INSTITUTIONAL CLASS
SHAREHOLDERS FROM:
Net investment income . . . . . . . . .         (471,252)           (671,491)          (77,461)           (185,936)
Net realized gains on investments . . .                -             (57,412)                -          (1,731,237)

DISTRIBUTIONS TO IRA CLASS
SHAREHOLDERS FROM:
Net investment income . . . . . . . . .       (1,987,457)           (367,858)                -                   -
Net realized gains on investments . . .                -              (8,159)                -                   -
-------------------------------------------------------------------------------------------------------------------
Change in net assets from shareholder
  distributions . . . . . . . . . . . .       (4,284,930)         (3,195,696)          (77,461)         (1,917,173)
-------------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions. . . . . . . . . . . . .      269,478,585          99,609,668        (1,900,811)          3,613,636
-------------------------------------------------------------------------------------------------------------------
Change in net assets. . . . . . . . . .      269,478,631          99,444,733          (364,467)           (509,784)

NET ASSETS:
Beginning of period . . . . . . . . . .      141,919,328          42,474,595        29,960,671          30,470,455
-------------------------------------------------------------------------------------------------------------------
End of period . . . . . . . . . . . . .  $   411,397,959   $     141,919,328   $    29,596,204   $      29,960,671
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.

--------------------------------------------------------------------------------
106 SEMIANNUAL REPORT 2003

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND


                                   INVESTMENT  ACTIVITIES                  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
                                             NET
                                          REALIZED
                   NET                       AND                                                                       NET
                  ASSET         NET      UNREALIZED     TOTAL                                                         ASSET
                  VALUE,    INVESTMENT      GAINS        FROM         NET         NET                      REVERSE   VALUE,
                BEGINNING     INCOME     (LOSSES) ON  INVESTMENT  INVESTMENT   REALIZED       TOTAL         STOCK    END OF
                OF PERIOD     (LOSS)     INVESTMENTS  ACTIVITIES    INCOME       GAINS    DISTRIBUTIONS   SPLIT (A)  PERIOD
----------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
SHARES
Period Ended .  $    10.00         0.35            -        0.35       (0.35)         -           (0.35)          -  $ 10.00
  October 31,
  1999 (d)
Year Ended . .  $    10.00         0.53         0.01        0.54       (0.54)         -           (0.54)          -  $ 10.00
  October 31,
  2000
Year Ended . .  $    10.00         0.55            -        0.55       (0.55)         -           (0.55)          -  $ 10.00
  October 31,
  2001
Year Ended . .  $    10.00         0.44            -        0.44       (0.44)     (0.04)          (0.48)       0.04  $ 10.00
  October 31,
  2002
Six Months Ended
  April 30,
  2003
  (Unaudited).  $    10.00         0.17            -        0.17       (0.17)         -           (0.17)          -  $ 10.00

INSTITUTIONAL
CLASS SHARES
Period Ended .  $    10.00         0.38            -        0.38       (0.38)         -           (0.38)          -  $ 10.00
  October 31,
  1999 (d)
Year Ended . .  $    10.00         0.57         0.01        0.58       (0.58)         -           (0.58)          -  $ 10.00
  October 31,
  2000
Year Ended . .  $    10.00         0.59            -        0.59       (0.59)         -           (0.59)          -  $ 10.00
  October 31,
  2001
Year Ended . .  $    10.00         0.47            -        0.47       (0.47)     (0.04)          (0.51)       0.04  $ 10.00
  October 31,
  2002
Six Months Ended
  April 30,
  2003
  (Unaudited).  $    10.00         0.18            -        0.18       (0.18)         -           (0.18)          -  $ 10.00

IRA CLASS
SHARES
Period Ended .  $    10.00         0.35            -        0.35       (0.35)         -           (0.35)          -  $ 10.00
  October 31,
  1999 (d)
Year Ended . .  $    10.00         0.53         0.01        0.54       (0.54)         -           (0.54)          -  $ 10.00
  October 31,
  2000
Year Ended . .  $    10.00         0.55            -        0.55       (0.55)         -           (0.55)          -  $ 10.00
  October 31,
  2001
Year Ended . .  $    10.00         0.43            -        0.43       (0.43)     (0.04)          (0.47)       0.04  $ 10.00
  October 31,
  2002
Six Months  Ended
  April 30,
  2003
  (Unaudited).  $    10.00         0.16            -        0.16       (0.16)         -           (0.16)          -  $ 10.00
----------------------------------------------------------------------------------------------------------------------------

                                                   RATIOS  /  SUPPLEMENTAL  DATA
------------------------------------------------------------------------------------------------------------------
                                                       RATIO           RATIO          RATIO OF NET
                              NET        RATIO        OF NET             OF            INVESTMENT
                            ASSETS        OF        INVESTMENT        EXPENSES       INCOME (LOSS)
                              AT       EXPENSES    INCOME (LOSS)  (PRIOR TO REIM-   (PRIOR TO REIM-
                            END OF    TO AVERAGE    TO AVERAGE      BURSEMENTS)       BURSEMENTS)
                  TOTAL     PERIOD        NET           NET          TO AVERAGE        TO AVERAGE      PORTFOLIO
                 RETURN     (000S)      ASSETS        ASSETS       NET ASSETS (B)    NET ASSETS (B)   TURNOVER (C)
------------------------------------------------------------------------------------------------------------------
SERVICE CLASS
SHARES
Period Ended .  3.60% (e)  $   1,051    0.95% (f)      4.74% (f)         6.10% (f)       (0.41%) (f)         8.20%
  October 31,
  1999 (d)
Year Ended . .      5.52%  $   8,820        0.95%          5.51%             1.80%             4.66%        28.30%
  October 31,
  2000
Year Ended . .      5.64%  $  24,871        0.95%          5.45%             1.23%             5.17%        59.67%
  October 31,
  2001
Year Ended . .      4.44%  $  84,679        0.96%          4.23%             0.98%             4.21%        37.37%
  October 31,
   2002
Six Months Ended
  April 30,
  2003
  (Unaudited).  1.68% (e)  $ 138,249    0.93% (f)      3.50% (f)         1.03% (f)         3.40% (f)         8.62%

INSTITUTIONAL
CLASS SHARES
Period Ended .  3.91% (e)  $   5,130    0.55% (f)      5.17% (f)         4.18% (f)         1.54% (f)         8.20%
  October 31,
  1999 (d)
Year Ended . .      5.93%  $   8,973        0.55%          5.85%             1.47%             4.93%        28.30%
  October 31,
  2000
Year Ended . .      6.06%  $  15,531        0.55%          5.83%             0.83%             5.55%        59.67%
  October 31,
  2001
Year Ended . .      4.84%  $  19,239        0.57%          4.73%             0.61%             4.69%        37.37%
  October 31,
  2002
Six Months Ended
  April 30,
  2003
  (Unaudited).  1.86% (e)  $  37,048    0.58% (f)      3.83% (f)         0.68% (f)         3.73% (f)         8.62%

IRA CLASS
SHARES
Period Ended .  3.60% (e)  $   1,829    0.95% (f)      4.77% (f)         4.65% (f)         1.07% (f)         8.20%
  October 31,
  1999 (d)
Year Ended . .      5.51%  $   1,867        0.95%          5.38%             1.81%             4.52%        28.30%
  October 31,
  2000
Year Ended . .      5.64%  $   2,073        0.95%          5.46%             1.19%             5.22%        59.67%
  October 31,
  2001
Year Ended . .      4.41%  $  38,001        1.01%          4.00%             1.01%             4.00%        37.37%
  October 31,
  2002
Six Months Ended
  April 30,
  2003
  (Unaudited).  1.65% (e)  $ 236,101    1.00% (f)      3.39% (f)         1.10% (f)         3.29% (f)         8.62%
------------------------------------------------------------------------------------------------------------------

(a) Per share numbers prior to December 31, 2001 have been adjusted to reflect a 1.003633 for 1 reverse stock split.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from February 1, 1999 (commencement of operations) through October 31, 1999.
(e)  Not  annualized.
(f)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 107

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding

NORTHPOINTE  SMALL  CAP  VALUE  FUND


                                           INVESTMENT  ACTIVITIES                    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
                                                    NET
                                                  REALIZED
                          NET                       AND                                                              NET
                         ASSET         NET       UNREALIZED      TOTAL                                              ASSET
                         VALUE,    INVESTMENT      GAINS         FROM          NET         NET                     VALUE,
                                     INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL       END OF
                       OF PERIOD     (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS   PERIOD
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
SHARES
Period Ended. . . . .  $    10.00         0.02         0.49         0.51        (0.01)         -           (0.01)  $ 10.50
  October 31, 2000 (b)
Year Ended. . . . . .  $    10.50         0.13         0.62         0.75        (0.11)         -           (0.11)  $ 11.14
  October 31, 2001
Year Ended. . . . . .  $    11.14         0.06        (0.69)       (0.63)       (0.06)     (0.63)          (0.69)  $  9.82
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . . .  $     9.82         0.02         0.52         0.54        (0.03)         -           (0.03)  $ 10.33
-------------------------------------------------------------------------------------------------------------------------

                                                        RATIOS  /  SUPPLEMENTAL  DATA
--------------------------------------------------------------------------------------------------------------------
                                                             RATIO           RATIO        RATIO OF NET
                                    NET        RATIO        OF NET            OF           INVESTMENT
                                   ASSETS       OF        INVESTMENT       EXPENSES       INCOME (LOSS)
                                     AT      EXPENSES    INCOME (LOSS)     (PRIOR TO        (PRIOR TO
                                   END OF   TO AVERAGE    TO AVERAGE    REIMBURSEMENTS)  REIMBURSEMENTS)
                         TOTAL     PERIOD       NET           NET         TO AVERAGE       TO AVERAGE     PORTFOLIO
                        RETURN     (000S)     ASSETS        ASSETS      NET ASSETS (A)   NET ASSETS (A)    TURNOVER
--------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
SHARES
Period Ended. . . . .  5.14% (c)  $ 23,359    1.00% (d)      0.82% (d)        1.79% (d)        0.03% (d)      49.93%
  October 31, 2000 (b)
Year Ended. . . . . .      7.13%  $ 30,470        1.00%          1.00%            1.38%            0.62%     150.45%
  October 31, 2001
Year Ended. . . . . .    (6.43%)  $ 29,961        1.00%          0.52%            1.06%            0.46%     105.59%
  October 31, 2002
Six Months Ended
  April 30, 2003
  (Unaudited) . . . .  5.48% (c)  $ 29,596    1.00% (d)      0.45% (d)        1.04% (d)        0.41% (d)      49.72%
--------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from June 29, 2000 (commencement of operations) through October 31, 2000.
(c)  Not  annualized.
(d)  Annualized.
See  notes  to  financial  statements.

--------------------------------------------------------------------------------
108 SEMIANNUAL REPORT 2003

NOTES  TO  FINANCIAL  STATEMENTS
April  30,  2003  (Unaudited)

1. ORGANIZATION

Gartmore Mutual Funds (the "Trust") is an open-end management investment company. Prior to January 25, 2002 the Trust was named Nationwide Mutual Funds. The Trust was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended (the"1940 Act"). The Trust operates thirty-seven (37) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually a "Fund", collectively the "Funds"):

     -    Nationwide  Large  Cap  Growth  Fund  ("Large  Cap  Growth")
     -    Nationwide  Small  Cap  Fund  ("Small  Cap")
     -    Nationwide  S&P  500  Index  Fund  ("S&P  500  Index")
     -    Nationwide  Mid  Cap  Market  Index  Fund  ("Mid  Cap  Market  Index")
     -    Nationwide  Small  Cap  Index  Fund  ("Small  Cap  Index")
     -    Nationwide  International  Index  Fund  ("International  Index")
     -    Nationwide  Bond  Index  Fund  ("Bond  Index")
     -    Gartmore  Morley  Capital  Accumulation  Fund  ("Morley  Capital
          Accumulation")
     -    NorthPointe  Small  Cap  Value  Fund  ("Small  Cap  Value")

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(A)  SECURITY  VALUATION

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

     The wrap contracts of the Morley Capital Accumulation Fund will be an asset on the balance sheet if the contract value is greater than market value or a liability on the balance sheet if the contract value is less than market value. The Fund's Board of Trustees has approved a valuation methodology to value the wrap contracts. The Fund's investment adviser considers the ability of each wrap provider to fulfill its contractual obligations when choosing the wrap providers.

(B)  REPURCHASE  AGREEMENTS

     The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer'' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 109

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)

     Or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(C)  FOREIGN  CURRENCY  TRANSACTIONS

     The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(D)  RISKS  ASSOCIATED  WITH  FOREIGN  SECURITIES  AND  CURRENCIES

     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

     Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

(E)  FORWARD  FOREIGN  CURRENCY  CONTRACTS

     Certain Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(F)  FUTURES  CONTRACTS

     Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin'', are made each day, depending on the daily fluctuations in the fair value/market value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

     A "sale'' of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase'' of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

     Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(G)  SWAP  CONTRACTS

     The Funds may engage in swap transactions in order to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

--------------------------------------------------------------------------------
110 SEMIANNUAL REPORT 2003

(H)  MORTGAGE  DOLLAR  ROLLS

     Certain Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Mortgage dollar rolls are referred to as TBA's on the Statement of Investments of the applicable funds. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

(I)  SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME

     Security transactions are accounted for on the date the security is purchased or sold ("trade date''). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(J)  FEDERAL  INCOME  TAXES

     It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     As of April 30, 2003, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:


                                 TAX                                       NET UNREALIZED
                               COST OF      UNREALIZED      UNREALIZED      APPRECIATION
FUND                          SECURITIES   APPRECIATION    DEPRECIATION    (DEPRECIATION)
------------------------------------------------------------------------------------------
Large Cap Growth. . . . . .  $ 37,874,268  $   2,212,057  $  (4,948,152)  $    (2,736,095)
------------------------------------------------------------------------------------------
Small Cap . . . . . . . . .    24,732,080      3,372,153     (2,220,894)        1,151,259
------------------------------------------------------------------------------------------
S&P 500 Index . . . . . . .   847,017,116     43,330,735   (187,029,853)     (143,699,118)
------------------------------------------------------------------------------------------
Mid Cap Market Index. . . .   163,388,454     13,113,759    (18,796,895)       (5,683,136)
------------------------------------------------------------------------------------------
Small Cap Index . . . . . .    69,430,381      6,580,500    (10,281,652)       (3,701,152)
------------------------------------------------------------------------------------------
International Index . . . .   215,079,339      8,407,652    (18,115,040)       (9,707,388)
------------------------------------------------------------------------------------------
Bond Index. . . . . . . . .   330,853,016     10,042,050       (151,617)        9,890,433
Morley Capital Accumulation   388,490,763      5,763,608       (596,302)        5,167,306
------------------------------------------------------------------------------------------
Small Cap Value . . . . . .    27,646,733      2,899,248     (2,529,180)          370,068
------------------------------------------------------------------------------------------

(K)  DISTRIBUTIONS  TO  SHAREHOLDERS

     Net investment income, if any, is declared daily and paid monthly for the Bond Index and Capital Accumulation Funds and is declared and paid quarterly for all other Funds. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

     Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(L)  EXPENSES

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on total settled shares outstanding of each class for the Bond Index and Morley Capital Accumulation Funds and based on relative net assets of each class for all other Funds. Expenses specific to a class (such as 12b-1 and administrative services fees) are charged to that class.

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 111

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)

(M)  WRAP  CONTRACT-  MORLEY  CAPITAL  ACCUMULATION

     A wrap contract is a derivative instrument that is designed to protect the portfolio from investment losses and, under most circumstances, permit the Morley Capital Accumulation Fund to maintain a constant NAV per share. There is no active trading market for Wrap contracts, and none is expected to develop; therefore, they are considered illiquid.

     In connection with its investment objective of maintaining a stable net asset value per share, the Morley Capital Accumulation Fund has entered into book value maintenance ("wrap contracts") with the following institutions: Bank of America NT&SA and Aegon USA (collectively the "wrap providers"). The wrap contracts obligate the wrap providers to make payments in specified circumstances, and allow the Fund under most circumstances to maintain net asset value at $10.00 per share. All classes' shares have been adjusted to reflect the 1.003633 reverse stock split that occurred on December 31, 2001 that was necessary to maintain net asset value at $10.00 per share.

(N)  CAPITAL  SHARE  TRANSACTIONS

     Transactions  in  capital  shares  of  the  Funds  were  as  follows:


                                              LARGE CAP GROWTH                         SMALL CAP
-------------------------------------------------------------------------------------------------------------
                                      SIX MONTHS            YEAR            SIX MONTHS            YEAR
                                        ENDED              ENDED              ENDED              ENDED
                                    APRIL 30, 2003    OCTOBER 31, 2002    APRIL 30, 2003    OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)                           (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued . . .  $     6,672,931   $      16,759,175   $     3,212,007   $      22,393,255
Cost of shares redeemed . . . . .       (7,851,549)        (16,782,137)       (5,857,342)        (21,354,058)
-------------------------------------------------------------------------------------------------------------
                                        (1,178,618)            (22,962)       (2,645,335)          1,039,197
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Proceeds from shares issued . . .           92,305             429,303           112,920             401,755
Cost of shares redeemed . . . . .         (167,524)           (429,897)          (96,226)           (149,336)
-------------------------------------------------------------------------------------------------------------
                                           (75,219)               (594)           16,694             252,419
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Proceeds from shares issued . . .           12,733              23,309            32,986              16,185
Cost of shares redeemed . . . . .           (3,996)            (11,317)           (5,177)             (3,141)
-------------------------------------------------------------------------------------------------------------
                                             8,737              11,992            27,809              13,044
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS
SHARES
Proceeds from shares issued . . .          791,984           2,021,038           920,704           5,340,172
Cost of shares redeemed . . . . .         (390,625)         (2,018,146)         (674,984)         (2,777,916)
-------------------------------------------------------------------------------------------------------------
                                           401,359               2,892           245,720           2,562,256
-------------------------------------------------------------------------------------------------------------
Change in net assets from capital
  transactions. . . . . . . . . .  $      (843,741)  $          (8,672)  $    (2,355,112)  $       3,866,916
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS:
CLASS A SHARES
Issued. . . . . . . . . . . . . .        1,047,193           2,178,548           336,959           2,001,106
Redeemed. . . . . . . . . . . . .       (1,202,201)         (2,150,855)         (599,801)         (1,853,856)
-------------------------------------------------------------------------------------------------------------
                                          (155,008)             27,693          (262,842)            147,250
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Issued. . . . . . . . . . . . . .           14,651              54,351            11,973              34,514
Redeemed. . . . . . . . . . . . .          (26,596)            (58,745)          (10,174)            (13,843)
-------------------------------------------------------------------------------------------------------------
                                           (11,945)             (4,394)            1,799              20,671
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Issued. . . . . . . . . . . . . .            2,145               2,815             3,437               1,425
Redeemed. . . . . . . . . . . . .             (641)             (1,428)             (581)               (320)
-------------------------------------------------------------------------------------------------------------
                                             1,504               1,387             2,856               1,105
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE CLASS SHARES
Issued. . . . . . . . . . . . . .          119,782             254,315            94,088             444,292
Redeemed. . . . . . . . . . . . .          (59,351)           (250,352)          (69,742)           (252,618)
-------------------------------------------------------------------------------------------------------------
                                            60,431               3,963            24,346             191,674
-------------------------------------------------------------------------------------------------------------
Total change in shares. . . . . .         (105,018)             28,649          (233,841)            360,700
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
112 SEMIANNUAL REPORT 2003

                             S&P 500 INDEX              MID CAP MARKET INDEX           SMALL CAP INDEX
----------------------------------------------------------------------------------------------------------- -
                           SIX                           SIX                          SIX
                         MONTHS          YEAR          MONTHS          YEAR          MONTHS         YEAR
                          ENDED          ENDED          ENDED          ENDED         ENDED          ENDED
                        APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                          2003           2002           2003           2002           2003          2002
---------------------------------------------------------------------------------------------------------- --
                        (UNAUDITED)                   (UNAUDITED)                  (UNAUDITED)

CAPITALTRANSACTIONS:
CLASS A SHARES
Proceeds from
  shares issued. . .  $    648,055   $  2,166,227   $  6,400,613   $ 22,364,971   $ 6,797,065   $ 12,725,413
Dividends reinvested        26,123         38,516         47,884         64,420        48,152         53,079
Cost of shares
   redeemed . . . .       (259,963)      (664,992)    (3,442,507)    (9,456,835)   (4,268,694)    (3,641,883)
-------------------------------------------------------------------------------------------------------------
                           414,215      1,539,751      3,005,990     12,972,556     2,576,523      9,136,609
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES
Proceeds from
  shares issued. . .       524,910      1,382,101         56,761        103,364         8,236     120,562 (a)
Dividends reinvested         7,316          7,293             49             36            94         126 (a)
Cost of shares
  redeemed . . . . .      (294,651)      (322,821)        (5,558)        (8,287)       (3,596)    (6,026) (a)
-------------------------------------------------------------------------------------------------------------
                           237,575      1,066,573         51,252         95,113         4,734        114,662
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL
CLASS SHARES
Proceeds from
  shares issued. . .   164,585,658    208,000,180     62,350,491     85,344,030    23,688,442     34,484,947
Dividends reinvested     2,347,944      2,092,852        466,673        405,386       238,464        218,804
Cost of shares
  redeemed . . . . .   (42,819,357)   (49,074,639)   (11,060,219)   (20,582,702)   (6,017,796)    (7,578,706)
-------------------------------------------------------------------------------------------------------------
                       124,114,245    161,018,393     51,756,945     65,166,714    17,909,110     27,125,045
-------------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Proceeds from
  shares issued. . .    46,914,741    107,644,742              -              -             -              -
Dividends reinvested     1,649,249      2,338,484              -              -             -              -
Cost of shares
  redeemed . . . . .   (14,863,180)   (24,818,428)             -              -             -              -
-------------------------------------------------------------------------------------------------------------
                        33,700,810     85,164,798              -              -             -              -
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Proceeds from
  shares issued. . .    11,952,327     26,834,379              -              -             -              -
Dividends reinvested       289,699        431,912              -              -             -              -
Cost of shares
  redeemed . . . . .    (5,360,098)   (12,631,782)             -              -             -              -
-------------------------------------------------------------------------------------------------------------
                         6,881,928     14,634,509              -              -             -              -
-------------------------------------------------------------------------------------------------------------
LOCAL FUND SHARES
Dividends reinvested           603          1,090              -              -             -              -
-------------------------------------------------------------------------------------------------------------
                               603          1,090              -              -             -              -
-------------------------------------------------------------------------------------------------------------
Change in net assets
  from capital
  transactions . . .  $165,349,376   $263,425,114   $ 54,814,187   $ 78,234,383   $20,490,367   $ 36,376,316
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

(a) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 113

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)


                            S&P  500  INDEX        MID  CAP  MARKET  INDEX       SMALL  CAP  INDEX
-------------------------------------------------------------------------------------------------------
                        SIX MONTHS       YEAR      SIX MONTHS       YEAR      SIX MONTHS       YEAR
                           ENDED        ENDED         ENDED        ENDED         ENDED        ENDED
                         APRIL 30,   OCTOBER 31,    APRIL 30,   OCTOBER 31,    APRIL 30,   OCTOBER 31,
                           2003          2002         2003          2002         2003          2002
-------------------------------------------------------------------------------------------------------
                        (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
SHARE TRANSACTIONS:
CLASS A SHARES
Issued . . . . . . . .      86,370       234,360      695,810     2,065,062      912,297     1,443,843
Reinvested . . . . . .       3,438         4,501        5,202         6,270        6,492         6,294
Redeemed . . . . . . .     (34,805)      (76,123)    (377,267)     (926,518)    (583,819)     (418,693)
-------------------------------------------------------------------------------------------------------
                            55,003       162,738      323,745     1,144,814      334,970     1,031,444
-------------------------------------------------------------------------------------------------------
CLASS B SHARES
Issued . . . . . . . .      68,523       149,144        6,304         9,649        1,098     13,020 (a)
Reinvested . . . . . .         967           868            5             3           13         13 (a)
Redeemed . . . . . . .     (39,355)      (37,403)        (633)         (864)        (508)
-------------------------------------------------------------------------------------------------------
                            30,135       112,609        5,676         8,788          603        12,315
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Issued . . . . . . . .  21,713,995    24,712,089    6,787,787     8,374,096    3,188,509     4,074,841
Reinvested . . . . . .     307,773       248,868       50,402        39,823       31,980        26,014
Redeemed . . . . . . .  (5,627,989)   (5,961,179)  (1,210,738)   (2,031,448)    (815,984)     (915,960)
-------------------------------------------------------------------------------------------------------
                        16,393,779    18,999,778    5,627,451     6,382,471    2,404,505     3,184,895
-------------------------------------------------------------------------------------------------------
SERVICE CLASS SHARES
Issued . . . . . . . .   6,201,731    11,969,770            -             -            -             -
Reinvested . . . . . .     217,218       272,213            -             -            -             -
Redeemed . . . . . . .  (1,974,405)   (2,890,421)           -             -            -             -
-------------------------------------------------------------------------------------------------------
                         4,444,544     9,351,562            -             -            -             -
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL SERVICE
CLASS SHARES
Issued . . . . . . . .   1,576,689     3,026,182            -             -            -             -
Reinvested . . . . . .      38,044        49,754            -             -            -             -
Redeemed . . . . . . .    (704,341)   (1,479,191)           -             -            -             -
-------------------------------------------------------------------------------------------------------
                           910,392     1,596,745            -             -            -             -
-------------------------------------------------------------------------------------------------------
LOCAL FUND SHARES
Reinvested . . . . . .          79           125            -             -            -             -
-------------------------------------------------------------------------------------------------------
                                79           125            -             -            -             -
-------------------------------------------------------------------------------------------------------
Total change in shares  21,833,932    30,223,557    5,956,872     7,536,073    2,740,078     4,228,654
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

(a) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.

--------------------------------------------------------------------------------
114 SEMIANNUAL REPORT 2003


                                 INTERNATIONAL INDEX               BOND INDEX
---------------------------------------------------------------------------------------
                              SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                 ENDED          ENDED          ENDED          ENDED
                               APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
                                 2003           2002           2003           2002
---------------------------------------------------------------------------------------
                               (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued  $ 58,312,718   $ 84,979,808   $ 21,038,320   $ 86,302,550
Dividends reinvested. . . .       101,976        176,030        871,026        937,092
Cost of shares redeemed . .   (57,180,936)   (82,335,161)    (9,886,281)   (59,036,005)
---------------------------------------------------------------------------------------
                                1,233,758      2,820,677     12,023,065     28,203,637
---------------------------------------------------------------------------------------
CLASS B SHARES
Proceeds from shares issued        10,889         54,685         16,082         16,353
Dividends reinvested. . . .           425            786            465            580
Cost of shares redeemed . .        (7,445)       (18,040)       (10,908)            (5)
---------------------------------------------------------------------------------------
                                    3,869         37,431          5,639         16,928
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Proceeds from shares issued   104,269,928    158,914,467    144,242,805    177,175,915
Dividends reinvested. . . .     1,517,546      1,346,579      4,981,675      4,181,307
Cost of shares redeemed . .   (26,570,522)   (57,635,844)   (32,133,685)   (44,746,796)
---------------------------------------------------------------------------------------
                               79,216,952    102,625,202    117,090,795    136,610,426
---------------------------------------------------------------------------------------
Change in net assets from
  capital transactions. . .  $ 80,454,579   $105,483,310   $129,119,499   $164,830,991
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES
Issued. . . . . . . . . . .    11,352,983     15,244,053      1,904,898      7,956,207
Reinvested. . . . . . . . .        20,126         29,880         78,813         87,254
Redeemed. . . . . . . . . .   (11,075,537)   (14,620,795)      (895,090)    (5,422,533)
---------------------------------------------------------------------------------------
                                  297,572        653,138      1,088,621      2,620,928
---------------------------------------------------------------------------------------
CLASS B SHARES
Issued. . . . . . . . . . .         2,230          8,757          1,453          1,527
Reinvested. . . . . . . . .            85            134             42             54
Redeemed. . . . . . . . . .        (1,441)        (3,042)          (986)            (1)
---------------------------------------------------------------------------------------
                                      874          5,849            509          1,580
---------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Issued. . . . . . . . . . .    20,100,002     27,589,163     13,067,121     16,464,473
Reinvested. . . . . . . . .       298,531        232,836        450,881        389,083
Redeemed. . . . . . . . . .    (5,168,247)   (10,434,624)    (2,905,822)    (4,138,782)
---------------------------------------------------------------------------------------
                               15,230,286     17,387,375     10,612,180     12,714,774
---------------------------------------------------------------------------------------
Total change in shares. . .    15,528,732     18,046,362     11,701,310     15,337,282
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 115

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)


                              MORLEY CAPITAL ACCUMULATION        SMALL CAP VALUE
----------------------------------------------------------------------------------------
                                SIX MONTHS        YEAR        SIX MONTHS       YEAR
                                   ENDED          ENDED         ENDED          ENDED
                                 APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                                   2003           2002           2003          2002
----------------------------------------------------------------------------------------
                                 (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
SERVICE CLASS SHARES
Proceeds from shares issued .  $ 81,656,542   $ 81,612,878   $         -   $          -
Dividends reinvested. . . . .     1,729,995      1,936,007             -              -
Cost of shares redeemed . . .   (29,817,131)   (23,641,279)            -              -
----------------------------------------------------------------------------------------
                                 53,569,406     59,907,606             -              -
----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Proceeds from shares issued .    35,681,702     19,959,087     1,087,000      1,994,386
Dividends reinvested. . . . .       429,111        723,195        48,453      1,849,661
Cost of shares redeemed . . .   (18,301,820)   (16,916,327)   (3,036,264)      (230,411)
----------------------------------------------------------------------------------------
                                 17,808,993      3,765,955    (1,900,811)     3,613,636
----------------------------------------------------------------------------------------
IRA CLASS SHARES
Proceeds from shares issued .   242,102,571     50,511,894             -              -
Dividends reinvested. . . . .     1,331,351        280,125             -              -
Cost of shares redeemed . . .   (45,333,736)   (14,855,912)            -              -
----------------------------------------------------------------------------------------
                                198,100,186     35,936,107             -              -
----------------------------------------------------------------------------------------
Change in net assets from
  capital transactions. . . .  $269,478,585   $ 99,609,668   $(1,900,811)  $  3,613,636
----------------------------------------------------------------------------------------

SHARE TRANSACTIONS:
SERVICE CLASS SHARES
Issued. . . . . . . . . . . .     8,165,654      8,161,288             -              -
Reinvested. . . . . . . . . .       173,000        193,601             -              -
Effect of Reverse Stock Split             -         (9,932)            -              -
Redeemed. . . . . . . . . . .    (2,981,713)    (2,364,128)            -              -
----------------------------------------------------------------------------------------
                                  5,356,941      5,980,829             -              -
----------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
Issued. . . . . . . . . . . .     3,568,170      1,995,910       111,379        172,664
Reinvested. . . . . . . . . .        42,911         72,320         4,817        162,630
Effect of Reverse Stock Split             -         (5,742)            -              -
Redeemed. . . . . . . . . . .    (1,830,182)    (1,691,633)     (300,252)       (19,130)
----------------------------------------------------------------------------------------
                                  1,780,899        370,855      (184,056)       316,164
----------------------------------------------------------------------------------------
IRA CLASS SHARES
Issued. . . . . . . . . . . .    24,210,254      5,051,189             -              -
Reinvested. . . . . . . . . .       133,135         28,013             -              -
Effect of Reverse Stock Split             -           (816)            -              -
Redeemed. . . . . . . . . . .    (4,533,374)    (1,485,591)            -              -
----------------------------------------------------------------------------------------
                                 19,810,015      3,592,795             -              -
----------------------------------------------------------------------------------------
Total change in shares. . . .    26,947,855      9,944,479      (184,056)       316,164
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
116 SEMIANNUAL REPORT 2003

3. TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreements, Gartmore Mutual Fund Capital Trust ("GMF") or Gartmore Morley Capital Management, Inc. ("GMCM") manages the investment of the assets and supervises the daily business affairs of their respective Funds (as shown in the table below). GMF is a wholly owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a wholly owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. GMCM is a wholly-owned subsidiary of Gartmore Morley Financial Services, Inc., an indirect subsidiary of GGI. GMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser, if applicable, for the Funds it advises. The subadvisers manage each of their respective Fund's investments and have the responsibility for making all investment decisions for the applicable Funds. The adviser and subadviser, if applicable, for each Fund is as follows:


FUND                         ADVISER            SUBADVISER
--------------------------------------------------------------------
Large Cap Growth. . . . . .  GMF      Goldman Sachs Asset Management
--------------------------------------------------------------------
Small Cap . . . . . . . . .  GMF      INVESCO, Inc.
--------------------------------------------------------------------
S&P 500 Index . . . . . . .  GMF      Fund Asset Management, L.P.
--------------------------------------------------------------------
Mid Cap Market Index. . . .  GMF      Fund Asset Management, L.P.
--------------------------------------------------------------------
Small Cap Index . . . . . .  GMF      Fund Asset Management, L.P.
--------------------------------------------------------------------
International Index . . . .  GMF      Fund Asset Management, L.P.
--------------------------------------------------------------------
Bond Index. . . . . . . . .  GMF      Fund Asset Management, L.P.
--------------------------------------------------------------------
Morley Capital Accumulation  GMCM     n/a
--------------------------------------------------------------------
Small Cap Value . . . . . .  GMF      NorthPointe Capital, LLC (a)
--------------------------------------------------------------------

(a)  Affiliate  of  GMF.

Under the terms of the Investment Advisory Agreements, each Fund pays GMF or GMCM, as applicable, an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the subadvisory agreements, the adviser pays fees to the subadviser. Additional information regarding the investment advisory fees and subadvisory fees for GMF, GMCM and the subadvisers, where applicable, is as follows for the six months ended April 30, 2003:


                                                          TOTAL     FEES       PAID TO
FUND                                  FEE SCHEDULE         FEES   RETAINED   SUBADVISER
---------------------------------------------------------------------------------------
Large Cap Growth                   Up to $150 million     0.80%     0.40%       0.40%
                                On $150 million and more  0.70%     0.40%       0.30%
---------------------------------------------------------------------------------------
Small Cap                          Up to $100 million     0.95%     0.40%       0.55%
                                On $100 million and more  0.80%     0.40%       0.40%
---------------------------------------------------------------------------------------
S&P 500 Index (a)                  Up to $1.5 billion     0.13%     0.11%       0.02%
                                On the next $1.5 billion  0.12%     0.10%       0.02%
                                 On $3 billion and more   0.11%     0.09%       0.02%
---------------------------------------------------------------------------------------
Mid Cap Market Index                   All Assets         0.22%     0.13%       0.09%
---------------------------------------------------------------------------------------
Small Cap Index                        All Assets         0.20%     0.13%       0.07%
---------------------------------------------------------------------------------------
International Index(b)                 All Assets         0.27%     0.15%       0.12%
---------------------------------------------------------------------------------------
Bond Index                             All Assets         0.22%     0.13%       0.09%
---------------------------------------------------------------------------------------
Morley Captial Accumulation(c)         All Assets         0.35%     0.25%         -
---------------------------------------------------------------------------------------
Small Cap Value                        All Assets         0.85%       -         0.85%
---------------------------------------------------------------------------------------

(a) Prior to January 1, 2003, the subadvisory fee was 0.04% on assets up to $200 million and 0.02% on assets of $200 million and more. Prior to July 1, 2002, the subadvisory fee was 0.05% on assets up to $100 million, 0.03% on the next $800 million and 0.02% on assets of $1 billion and more.
(b) Prior to January 1, 2003, the subadvisory fee was 0.13% on all asset levels. Prior to July 1, 2002, the subadvisory fee was 0.14% on all asset levels.
(c) GMCM has agreed to voluntarily waive 0.10% of the advisory fee until further written notice to the shareholders.

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 117

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)

Effective July 1, 2002, GMF or GMCM, where applicable, and the Funds have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding the amounts listed in the table below:


                                                               EXPENSE
                                                                 CAPS
                              --------------------------------------------------------------------------------------
                                                            INSTITUTIONAL   INSTITUTIONAL   SERVICE    LOCAL
                              CLASS A   CLASS B   CLASS C       CLASS       SERVICE CLASS    CLASS     FUND     IRA
FUND                           SHARES    SHARES    SHARES       SHARES          SHARES       SHARES   SHARES   CLASS
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth . . . . . .     1.05%     1.05%     1.05%           n/a            1.05%       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap. . . . . . . . . .     1.20%     1.20%     1.20%           n/a            1.20%       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index. . . . . . . .     0.63%     1.23%       n/a         0.23%            0.48%     0.63%     0.35%    n/a
--------------------------------------------------------------------------------------------------------------------
Mid Cap Market Index . . . .     0.81%     1.41%       n/a         0.31%              n/a       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap Index(a) . . . . .     0.79%     1.39%       n/a         0.29%              n/a       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
International Index(a) . . .     0.86%     1.46%       n/a         0.36%              n/a       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
Bond Index(a). . . . . . . .     0.81%     1.41%       n/a         0.31%              n/a       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
Morley Capital Accumulation.       n/a       n/a       n/a         0.55%              n/a     0.55%       n/a  0.55%
--------------------------------------------------------------------------------------------------------------------
Small Cap Value. . . . . . .       n/a       n/a       n/a         1.00%              n/a       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------

(a) The Expense Limitation Agreement for these Funds also states that the expense ratio for each class will not exceed 4.00% through March 1, 2011.

Prior to July 1, 2002, GMF or GMCM, where applicable, and the Funds had entered into Expense Limitation Agreements limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding the amounts listed in the table below:


                                                               EXPENSE
                                                               CAPS (A)
--------------------------------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL   INSTITUTIONAL   SERVICE    LOCAL
                              CLASS A   CLASS B   CLASS C       CLASS       SERVICE CLASS    CLASS     FUND     IRA
FUND                           SHARES    SHARES    SHARES       SHARES          SHARES       SHARES   SHARES   CLASS
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth . . . . . .     1.20%     1.95%     1.95%            n/a           1.05%       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap. . . . . . . . . .     1.35%     2.10%     2.10%            n/a           1.20%       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index. . . . . . . .     0.63%     1.23%       n/a          0.23%           0.48%     0.63%     0.35%    n/a
--------------------------------------------------------------------------------------------------------------------
Mid Cap Market Index . . . .     0.81%     1.41%       n/a          0.31%             n/a       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap Index (b). . . . .     0.79%     1.39%       n/a          0.29%             n/a       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
International Index (b). . .     0.86%     1.46%       n/a          0.36%             n/a       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
Bond Index (b) . . . . . . .     0.81%     1.41%       n/a          0.31%             n/a       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------
Morley Capital Accumulation.       n/a       n/a       n/a          0.55%             n/a     0.95%       n/a  0.95%
--------------------------------------------------------------------------------------------------------------------
Small Cap Value. . . . . . .       n/a       n/a       n/a          1.00%             n/a       n/a       n/a    n/a
--------------------------------------------------------------------------------------------------------------------

(a) Prior to March 1, 2002, these expense limitations included Rule 12b-1 and administrative services fees.
(b) The Expense Limitation Agreement for these Funds also states that the expense ratio for each class will not exceed 4.00% through March 1, 2011.

--------------------------------------------------------------------------------
118 SEMIANNUAL REPORT 2003

GMF or GMCM may request and receive reimbursement from certain Funds of the advisory fees waived and other expenses reimbursed by them pursuant to the Expense Limitation Agreements at a later date not to exceed five fiscal years from commencement of operations (three fiscal years with respect to the Morley Capital Accumulation Fund) if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF or GMCM is not permitted. As of the six months ended April 30, 2003, the cumulative potential reimbursements were as follows:

FUND                    AMOUNT         EXPIRES
---------------------------------------------------
Large Cap Growth . .  $  857,834  November 2, 2003
---------------------------------------------------
Small Cap. . . . . .     601,896  November 2, 2003
---------------------------------------------------
S&P 500 Index. . . .   1,256,155  July 24, 2003
---------------------------------------------------
Mid Cap Market Index     383,232  December 29, 2004
---------------------------------------------------
Small Cap Index. . .     354,257  December 29, 2004
---------------------------------------------------
International Index.     548,176  December 29, 2004
---------------------------------------------------
Bond Index . . . . .     532,554  December 29, 2004
---------------------------------------------------
Small Cap Value. . .     178,236  June 29, 2005
---------------------------------------------------

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. ("GDSI"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. Prior to October 1, 2002, Nationwide Securities, Inc. ("NSI") served as the Funds' Distributor. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed the following:


                                                           SERVICE    LOCAL
                             CLASS A   CLASS B   CLASS C    CLASS     FUND     IRA
FUND                          SHARES    SHARES    SHARES    SHARES   SHARES   CLASS
-----------------------------------------------------------------------------------
Large Cap Growth. . . . . .     0.25%     1.00%     1.00%       n/a       n/a   n/a
-----------------------------------------------------------------------------------
Small Cap . . . . . . . . .     0.25%     1.00%     1.00%       n/a       n/a   n/a
-----------------------------------------------------------------------------------
Mid Cap Market Index. . . .     0.25%     1.00%       n/a       n/a       n/a   n/a
-----------------------------------------------------------------------------------
Small Cap Index . . . . . .     0.25%     1.00%       n/a       n/a       n/a   n/a
-----------------------------------------------------------------------------------
International Index . . . .     0.25%     1.00%       n/a       n/a       n/a   n/a
-----------------------------------------------------------------------------------
Bond Index. . . . . . . . .     0.25%     1.00%       n/a       n/a       n/a   n/a
-----------------------------------------------------------------------------------
S&P 500 Index . . . . . . .     0.25%     1.00%       n/a     0.15%     0.07%   n/a
-----------------------------------------------------------------------------------
Morley Capital Accumulation       n/a       n/a       n/a     0.25%       n/a 0.25%
-----------------------------------------------------------------------------------
Small Cap Value . . . . . .       n/a       n/a       n/a       n/a       n/a   n/a
-----------------------------------------------------------------------------------

Pursuant to an Underwriting Agreement, GDSI (NSI prior to October 1, 2002) serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C shares. Such fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From such fees, GDSI pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Funds. GDSI also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges ("CDSCs") ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC fee of 1% imposed on redemptions of Class C shares made within one year of purchase. For the six months ended April 30, 2003, NSI and GDSI received commissions of $42,636 from front-end sales charges of Class A and Class C shares and from CDSC fees from Class B and Class C shares of the Funds, of which $24,812 was reallowed to affiliated broker-dealers of the Funds.

The Small Cap Fund will assess a 1.50% redemption fee on all classes of shares that are purchased and are sold or exchanged within 90 days of purchase. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 119

NOTES  TO  FINANCIAL  STATEMENTS  (Continued)
April  30,  2003  (Unaudited)

Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any CDSCs that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions or exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

For the Morley Capital Accumulation Fund, a redemption fee of 2.00% may be incurred (on the amount redeemed) by a shareholder if the shareholder redeems shares when the yield of the Fund (computed before subtraction of expenses) has fallen, and remains, below the Dealer Commercial Paper (CP) 90-day Index. The redemption fee will be retained by the Fund to help minimize the impact such redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Funds. Additionally, the fee may discourage market timing by those shareholders igniting redemptions to take advantage of short-term movements in interest rates. During the six months ended April 30, 2003, the events that would trigger the imposition of a redemption fee did not occur and the Fund did not collect any redemption fees.

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides for various administrative and accounting services. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds. Effective December 1, 2001, the fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.


COMBINED FEE SCHEDULE*
---------------------------------------------
Up to $1 billion . . . . . . . . . . .  0.25%
---------------------------------------------
1 billion and more up to $3 billion .   0.18%
---------------------------------------------
3 billion and more up to $4 billion .   0.14%
---------------------------------------------
4 billion and more up to $5 billion .   0.07%
---------------------------------------------
5 billion and more up to $10 billion.   0.04%
---------------------------------------------
10 billion and more up to $12 billion   0.02%
---------------------------------------------
12 billion or more. . . . . . . . . .   0.01%
---------------------------------------------

* The assets of the Gartmore Investor Destinations Aggressive, Gartmore Investor Destinations Moderately Aggressive, Gartmore Investor Destinations Moderate, Gartmore Investor Destinations Moderately Conservative and Gartmore Investor Destinations Conservative Funds ("Investor Destinations Funds") are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.

Prior to December 1, 2001, the fees for the Fund Administration Agreement for each Fund were calculated based on the fee schedule below:

FUND                                         FUND ADMINISTRATION
                                              FEE SCHEDULE (A)
--------------------------------------------------------------------------
Large Cap Growth and Small Cap . . . . .  Up to $250 million         0.10%
                                          On the next $750 million   0.06%
                                          On $1 billion and more     0.04%
--------------------------------------------------------------------------
S&P 500 Index. . . . . . . . . . . . . .  Up to $1 billion           0.05%
                                          On $1 billion and more     0.04%
--------------------------------------------------------------------------
Mid Cap Market Index, Small Cap Index, .  Up to $250 million         0.07%
--------------------------------------------------------------------------
International Index, Bond Index, Morley.  On the next $750 million   0.05%
--------------------------------------------------------------------------
Capital Accumulation and Small Cap Value  On $1 billion and more     0.04%
--------------------------------------------------------------------------

(a) The Fund Administration fee was subject to a minimum of $75,000 per Fund per year for all Funds except the S&P 500 Index and Morley Capital Accumulation Funds. The Fund Administration fee for the Morley Capital Accumulation Fund was subject to a minimum of $50,000 per year and the S&P 500 Index Fund was not subject to a minimum.

Prior to December 1, 2001, GISI received fees at $20 per account for Class A, Class B and Class C shares and 0.01% of the average daily net assets of all other classes of each of the applicable Funds.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. to provide sub-administration and sub-transfer agency services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Funds may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited to, the following: establishing and maintaining

--------------------------------------------------------------------------------
120 SEMIANNUAL REPORT 2003

shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Service Class and Institutional Service Class of shares of each of the applicable Funds (except for the Morley Capital Accumulation Fund). For the Morley Capital Accumulation Fund, these fees are based on an annual rate of up to 0.15% of the average daily net assets of the IRA Class and Service Class shares.

4. BANK LOANS

Prior to April 7, 2003, the Trust had an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensation balances were required under the terms of the line of credit. For the period from April 7, 2003 to April 30, 2003, the Trust did not maintain an unsecured bank line of credit. There were no unsecured bank loans outstanding as of April 30, 2003.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2003, are summarized as follows:

FUND                          PURCHASES       SALES
-------------------------------------------------------
Large Cap Growth. . . . . .  $ 14,554,014  $ 15,222,734
-------------------------------------------------------
Small Cap . . . . . . . . .     8,170,138     9,596,753
-------------------------------------------------------
S&P 500 Index . . . . . . .   150,547,227     3,237,847
-------------------------------------------------------
Mid Cap Market Index. . . .    63,500,544     6,335,054
-------------------------------------------------------
Small Cap Index . . . . . .    21,187,943       938,220
-------------------------------------------------------
International Index . . . .    92,192,337     6,151,466
-------------------------------------------------------
Bond Index. . . . . . . . .   355,295,553   235,819,771
-------------------------------------------------------
Morley Capital Accumulation   270,518,656    21,591,358
-------------------------------------------------------
Small Cap Value . . . . . .    13,515,733    14,074,927
-------------------------------------------------------

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 121

MANAGEMENT  INFORMATION  (Unaudited)

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS APRIL 30, 2003


                                           TERM OF                                      NUMBER OF
                                            OFFICE                PRINCIPAL             PORTFOLIOS
                            POSITION(S)  WITH TRUST -           OCCUPATION(S)            IN FUND        OTHER
NAME,                          HELD       LENGTH OF                DURING                COMPLEX    DIRECTORSHIPS
ADDRESS,                       WITH          TIME                   PAST                 OVERSEEN      HELD BY
AND AGE                         UND        SERVED1                 5 YEARS              BY TRUSTEE    TRUSTEE2
-----------------------------------------------------------------------------------------------------------------
Charles E. Allen . . . . .  Trustee      Since         Mr. Allen is Chairman,                   82  None
                                         July          Chief Executive Officer
8162 E. Jefferson Ave.,                  2000          and President of Graimark
#15B                                                   Realty Advisors, Inc. (real
Detroit, MI 48214                                      estate development,
                                                       investment and asset
Age 55                                                 management).
-----------------------------------------------------------------------------------------------------------------
Paula H.J. . . . . . . . .  Trustee      Since         Ms. Cholmondeley is Vice                 82  None
Cholmondeley                             July          President and General
                                         2000          Manager of Special Products
c/o Sappi Fine Paper                                   at Sappi Fine Paper North
225 Franklin Street                                    America. Prior to 1998, she
Boston, MA 02110                                       held various positions with
                                                       Owens Corning, including
Age 55                                                 Vice President and General
                                                       Manager of the Residential
                                                       Insulation Division (1997 to
                                                       1998), President of the
                                                       MIRAFLEX Fibers
                                                       Division (1994 to 1997).
-----------------------------------------------------------------------------------------------------------------
C. Brent DeVore. . . . . .  Trustee      Since         Dr. DeVore is President                  82  None
                                         May           Of Otterbein College.
111 N. West Street                       1998
Westerville, OH 43081
Age 62
-----------------------------------------------------------------------------------------------------------------
Robert M. Duncan . . . . .  Trustee      Since         Since 1999, Mr. Duncan                   82  None
                                         April         has worked as an arbitration
1397 Haddon Road                         1987          and mediation consultant.
Columbus, OH 43209                                     From 1996 to 1999, he was
                                                       Commissioner of the Ohio
Age 76                                                 Elections Commission.
-----------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar. . . .  Trustee      Since         Retired; Ms. Hennigar is                 82  None
                                         July          the former Chairman of
6363 So. Sicily Way                      2000          OppenheimerFundsServices
Aurora, CO 80016                                       and Shareholder Services
                                                       Inc. Ms. Hennigar held this
Age 67                                                 Position from October 1999
                                                       to June, 2000. Prior to that,
                                                       she served as President and
                                                       Chief Executive Officer of
                                                       OppenheimerFunds
                                                       Services.
-----------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV . . . .  Trustee      Since         Dr. Kerr is President Emeritus           82  None
                                         October       of Kendall College.
4890 Smoketalk Lane                      1971
Westerville, OH 43081

Age 69
-----------------------------------------------------------------------------------------------------------------
Douglas F. Kridler . . . .  Trustee      Since         Mr. Kridler is the President             82  None
                                         September     and Chief Executive Officer
2355 Brixton Road                        1997          of the Columbus Foundation
Columbus, OH 43221                                     (a foundation which manages
                                                       over 1,000 individual
Age 47                                                 endowment funds). Prior to
                                                       January 31,  2002, Mr. Kridler
                                                       was the President of the
                                                       Columbus Association for
                                                       the Performing Arts and
                                                       Chairman of the Greater
                                                       Columbus Convention
                                                       and Visitors Bureau.
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
122 SEMIANNUAL REPORT 2003

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS (continued)
APRIL  30,  2003


                                      TERM OF                                         NUMBER OF
                                       OFFICE                 PRINCIPAL               PORTFOLIOS
                       POSITION(S)  WITH TRUST -            OCCUPATION(S)              IN FUND        OTHER
NAME,                     HELD         LENGTH                   DURING                 COMPLEX    DIRECTORSHIPS
ADDRESS,                  WITH        OF TIME                    PAST                  OVERSEEN      HELD BY
AND AGE                   FUND        SERVED1                  5 YEARS                BY TRUSTEE    TRUSTEE2
---------------------------------------------------------------------------------------------------------------
Mark L. Lipson. . . .  Trustee      Since         Since July 2000, Mr. Lipson                 82    None
                                    March         is the Chairman of LGVI, LLC
1620 26th Street                    2003          (a private equity firm that
Suite 300                                         develops technology based
Santa Monica, CA                                  solutions for the investment
90272                                             advisory/asset management
                                                  industry). Prior to this, Mr.
Age 53                                            Lipson was the former
                                                  Chairman & CEO of Northstar
                                                  Holdings, Inc. from November
                                                  1993 to December 1999, a
                                                  former Trustee of the Northstar
                                                  Funds from November 1993 to
                                                  July 2000, and a SVP of
                                                  Reliastar Financial Corporation
                                                  from November 1993 to
                                                  December 1999.
---------------------------------------------------------------------------------------------------------------
David C. Wetmore. . .  Trustee      Since         Mr. Wetmore is the Managing                82(3)  None
                                    1995          Director of Updata Capital, Inc.,
26 Turnbridge Drive                               a venture capital firm.
Long Cove Plantation
Hilton Head, SC 29928

Age 54
---------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS APRIL 30, 2003


                                  TERM OF                                          NUMBER OF
                                   OFFICE                  PRINCIPAL               PORTFOLIOS
                   POSITION(S)  WITH TRUST -             OCCUPATION(S)              IN FUND        OTHER
NAME,                 HELD         LENGTH                   DURING                  COMPLEX    DIRECTORSHIPS
ADDRESS,              WITH        OF TIME                    PAST                   OVERSEEN      HELD BY
AND AGE               FUND        SERVED1                   5 YEARS                BY TRUSTEE    TRUSTEE2
------------------------------------------------------------------------------------------------------------
Paul J. Hondros .  Trustee      Since         Mr. Hondros is President                    82(3)  None
                   and          July          and Chief Executive
Gartmore Global .  Chairman     2000          Officer of Gartmore
Investments, Inc.                             Distribution Services, Inc.
1200 River Road                               ("GDSI")*, Gartmore Investors
Conshohocken, PA                              Services, Inc.*, Gartmore
19428                                         Morley Capital Management,
                                              Inc.*,Gartmore Morley Financial
Age 54                                        Services, Inc.,* NorthPointe
                                              Capital, LLC*, GGAMT*, GGI*,
                                              GMF*, and GSA* and a Director
                                              of Nationwide Securities, Inc.*
                                              as well as several entities
                                              within Nationwide Financial
                                              Services, Inc.* Prior to that, Mr.
                                              Hondros served as President
                                              and Chief Operations Officer
                                              of Pilgrim Baxter and Associates,
                                              Ltd., an investment manage-
                                              ment firm, and its affiliated
                                              investment management arm,
                                              Pilgrim Baxter Value Investors,
                                              Inc. and as Executive Vice
                                              President to the PBHG Funds,
                                              PBHG Insurance Series Funds
                                              and PBHG Adviser Funds.
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      2003 SEMIANNUAL REPORT 123

MANAGEMENT  INFORMATION  (Unaudited)  (Continued)

TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS (continued)
APRIL  30,  2003


                                      TERM OF                                          NUMBER OF
                                       OFFICE                 PRINCIPAL               PORTFOLIOS
                       POSITION(S)  WITH TRUST -            OCCUPATION(S)               IN FUND        OTHER
NAME,                     HELD         LENGTH                   DURING                  COMPLEX    DIRECTORSHIPS
ADDRESS,                  WITH        OF TIME                    PAST                 OVERSEEN BY     HELD BY
AND AGE                   FUND        SERVED1                  5 YEARS                  TRUSTEE      TRUSTEE2
----------------------------------------------------------------------------------------------------------------
Arden L. Shisler. . .  Trustee      Since         Mr. Shisler is President and                 82  None
                                    February      Chief Executive Officer of
1356 North Wenger Rd.               2000          K&B Transport, Inc., a
Dalton, OH 44618                                  trucking firm, Chairman of
                                                  the Board for Nationwide
Age 61                                            Mutual Insurance Company*
                                                  and a Director of Nationwide
                                                  Financial Services, Inc.*
----------------------------------------------------------------------------------------------------------------
Gerald J. Holland . .  Treasurer    Since         Mr. Holland is Senior Vice                   82  None
                                    March         President - Chief Administrative
Gartmore Global                     2001          Officer for GGI*, GMF*, GSA*
Investments, Inc.                                 and GDSI.* From July 2000 to
1200 River Road                                   March 2002 he was Senior
Conshohocken, PA                                  Vice President - Operations for
19428                                             GGI, GMF and GSA. Prior to
                                                  July 2000, he was Vice President
Age 51                                            for First Data Investor Services,
                                                  an investment company service
                                                  provider.
----------------------------------------------------------------------------------------------------------------
Eric E. Miller. . . .  Secretary    Since         Mr. Miller is Senior Vice                    82  None
                                    December      President, Chief Counsel
Gartmore Global                     2002          for GGI*, GMF*, and GSA*.
Investments, Inc.                                 Prior to August 2002, he was
1200 River Road                                   a Partner with Stradley
Conshohocken, PA                                  Ronon Stevens & Young, LLP.
19428

Age 49
----------------------------------------------------------------------------------------------------------------

1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d)  of  the  Exchange  Act.
3 Mr. Wetmore serves as an independent member, and Mr. Hondros serves as a member, of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").
* This position is held with an affiliated person or principal underwriter of the Funds.

--------------------------------------------------------------------------------
124 SEMIANNUAL REPORT 2003

OFFICERS

Paul  J.  Hondros,  Chairman,  Principal  Executive  Officer
Eric  E.  Miller,  Secretary
James  Bernstein,  Assistant  Secretary
Elizabeth  A.  Davin,  Assistant  Secretary
Michael  A.  Krulikowski,  Assistant  Secretary
Angela  R.  Jett,  Assistant  Secretary
Alaina  V.  Metz,  Assistant  Secretary
Zita  A.  Resurreccion,  Assistant  Secretary
Scott  Zoltowski,  Assistant  Secretary
Gerald J. Holland, Treasurer and Principal Financial Officer William J. Baltrus, Assistant Treasurer
Joseph  A.  Finelli,  Assistant  Treasurer
Bryan  C.  Haft,  Assistant  Treasurer
Michael  D.  Leonard,  Assistant  Treasurer
Brian  J.  O'Neill,  Assistant  Treasurer
Mary  L.  Vitale,  Assistant  Treasurer

INVESTMENT  ADVISERS

GARTMORE  MUTUAL  FUND  CAPITAL  TRUST
1200  River  Road,  Suite  1000
Conshohocken,  Pennsylvania  19428

GARTMORE  MORLEY  CAPITAL  MANAGEMENT,  INC.
5665  S.W.  Meadows  Road
Lake  Oswego,  OR  97035

TRANSFER  AGENT

GARTMORE  INVESTORS  SERVICES,  INC.
P.O.  Box  1492
Columbus,  Ohio  43216-1492

CUSTODIAN

J.P.  MORGAN  CHASE  BANK
270  Park  Avenue
New  York,  NY  10017

LEGAL  COUNSEL

STRADLEY  RONON  STEVENS  &  YOUNG,  LLP
2600  One  Commerce  Square
Philadelphia,  Pennsylvania  19103-7098

INDEPENDENT  AUDITOR

PRICEWATERHOUSECOOPERS  LLP
Two  Commerce  Square
2001  Market  Street,  Suite  1700
Philadelphia,  PA  19103

DISTRIBUTOR

GARTMORE  DISTRIBUTION  SERVICES,  INC.
1200  River  Road,  Suite  1000
Conshohocken,  PA  19428

GARTMORE GLOBAL INVESTMENTS IS THE INVESTMENT ADVISER TO GARTMORE FUNDS. "LOOK BEYOND." IS A SERVICE MARK OF GARTMORE GLOBAL INVESTMENTS, INC. NATIONWIDE IS A REGISTERED SERVICE MARK OF NATIONWIDE MUTUAL INSURANCE COMPANY.

SECURITIES  OFFERED  THROUGH  GARTMORE DISTRIBUTION SERVICES, INC., MEMBER NASD.

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF GARTMORE FUNDS. FOR MORE COMPLETE INFORMATION, INCLUDING ALL SALES CHARGES AND EXPENSES, PLEASE ASK YOUR REPRESENTATIVE FOR A PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

1200  River  Road,  Suite  1000
Conshohocken,  PA  19428
888-223-2116

WWW.GARTMOREFUNDS.COM

Gartmore  Funds  Shareholder  Services:
800-848-0920

GG-0094  6/03



--------------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

               THIS DISCLOSURE IS NOT APPLICABLE. THIS DISCLOSURE IS EFFECTIVE ONLY FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its  audit  committee.

          (2)  If  the  registrant provides the disclosure required by paragraph
               (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be  an  "interested  person"  of  the  investment company as defined in Section 2(a)(19) of the 1940 Act (15 U.S.C. 80a-2(a)(19)).

          (3)  If  the  registrant provides the disclosure required by paragraph
               (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

               THIS DISCLOSURE IS NOT APPLICABLE. THIS DISCLOSURE IS EFFECTIVE ONLY FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

--------------------------------------------------------------------------------

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

               THIS DISCLOSURE IS NOT APPLICABLE. THIS DISCLOSURE IS EFFECTIVE ONLY FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

--------------------------------------------------------------------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended (15 U.S.C. 80a-2(a)(3)), and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

     THIS DISCLOSURE IS NOT APPLICABLE TO THE REGISTRANT, WHICH IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

               THE CERTIFYING OFFICERS, WHOSE CERTIFICATIONS ARE INCLUDED HEREWITH, HAVE EVALUATED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES WITHIN NINETY (90) DAYS OF THE FILING DATE OF THIS REPORT. THIS EVALUATION BY THE CERTIFYING OFFICERS: (A) DID NOT IDENTIFY ANY INSTANCES WHERE THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES WERE DEEMED TO BE INADEQUATELY DESIGNED; AND (B) INDICATED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE OPERATING EFFECTIVELY TO ENSURE THAT:

                    i. MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING THE REGISTRANT'S CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THESE ENTITIES BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND

                    ii. INFORMATION THAT IS REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT THE REGISTRANT FILES OR SUBMITS UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED (THE "1934 ACT"), IS RECORDED, PROCESSED, SUMMARIZED, AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

               THERE ARE NO SIGNIFICANT DEFICIENCIES OR MATERIAL WEAKNESSES IN THE REGISTRANT'S INTERNAL CONTROLS AS OF THE DATE OF THE MOST RECENT EVALUATION OF THESE INTERNAL CONTROLS, AND THERE HAVE BEEN NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR MOST RECENT EVALUATION.

--------------------------------------------------------------------------------

ITEM 10. EXHIBITS.

     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Exhibit A: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

               THIS DISCLOSURE IS NOT APPLICABLE. THIS DISCLOSURE IS EFFECTIVE ONLY FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

     (b) Exhibit B: A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

               SEE ATTACHED SEPARATE CERTIFICATION FOR EACH OF THE PRINCIPAL EXECUTIVE OFFICER AND THE PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Registrant:  GARTMORE  MUTUAL  FUNDS

     By:            /s/     GERALD J. HOLLAND
                    Name:   Gerald  J.  Holland
                    Title:  Treasurer

                    Date:   7/2/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By:            /s/     PAUL J. HONDROS
                    Name:   Paul  J.  Hondros
                    Title:  President  &  Chairman  of  the  Board

                    Date:   7/2/03

     By:            /s/     GERALD J. HOLLAND
                    Name:   Gerald  J.  Holland
                    Title:  Treasurer

                    Date:   7/2/03

--------------------------------------------------------------------------------